UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
January 31, 2019
Columbia Government Money Market Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Government Money Market Fund   |  Semiannual Report 2019

Columbia Government Money Market Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Government Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio management
John McColley
Average annual total returns (%) (for the period ended January 31, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/06/75	0.88	1.48	0.37	0.20
Class C	06/26/00	0.88	1.47	0.38	0.20
Institutional Class*	04/30/10	0.88	1.47	0.38	0.20
Institutional 2 Class	12/11/06	0.97	1.65	0.47	0.25
Institutional 3 Class*	03/01/17	0.98	1.66	0.47	0.25
Class R*	08/03/09	0.88	1.47	0.38	0.22
The Fund’s share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in fees associated with each share class.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The performance of different share classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
Prior to October 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2	Columbia Government Money Market Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2019)
Repurchase Agreements	9.9
U.S. Government & Agency Obligations	84.7
U.S. Treasury Obligations	5.4
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Government Money Market Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,008.80	1,022.63	2.58	2.60	0.51
Class C	1,000.00	1,000.00	1,008.80	1,022.63	2.58	2.60	0.51
Institutional Class	1,000.00	1,000.00	1,008.80	1,022.63	2.58	2.60	0.51
Institutional 2 Class	1,000.00	1,000.00	1,009.70	1,023.54	1.67	1.68	0.33
Institutional 3 Class	1,000.00	1,000.00	1,009.80	1,023.59	1.62	1.63	0.32
Class R	1,000.00	1,000.00	1,008.80	1,022.63	2.58	2.60	0.51
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Government Money Market Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 9.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC
dated 01/31/2019, matures 02/01/2019,
repurchase price $30,002,108 (collateralized by U.S. Treasury Securities, Total Market Value $30,600,026)
	2.530%	30,000,000	30,000,000
Tri-party TD Securities (USA) LLC
dated 01/31/2019, matures 02/01/2019,
repurchase price $30,002,125 (collateralized by U.S. Treasury Securities, Total Market Value $30,600,038)
	2.550%	30,000,000	30,000,000
Total Repurchase Agreements (Cost $60,000,000)			60,000,000

U.S. Government & Agency Obligations 82.2%

Federal Agricultural Mortgage Corp.
07/29/2019	2.500%	10,000,000	10,000,000
Federal Agricultural Mortgage Corp. Discount Notes
02/04/2019	1.830%	7,000,000	6,998,600
02/08/2019	2.130%	8,000,000	7,996,274
02/14/2019	2.240%	6,000,000	5,994,854
Federal Farm Credit Banks Discount Notes
03/04/2019	2.350%	3,000,000	2,993,826
11/06/2019	2.750%	6,000,000	5,997,715
Federal Home Loan Banks(a)
09/20/2019	2.530%	8,000,000	8,000,000
Federal Home Loan Banks Discount Notes
02/01/2019	2.448%	19,000,000	19,000,000
02/04/2019	1.800%	15,000,000	14,997,044
02/05/2019	1.940%	18,000,000	17,995,220
02/06/2019	1.990%	18,500,000	18,493,935
02/07/2019	2.100%	18,000,000	17,992,770
02/08/2019	2.120%	10,000,000	9,995,353
02/11/2019	2.210%	13,000,000	12,991,333
02/12/2019	2.200%	12,000,000	11,991,310
02/13/2019	2.200%	16,000,000	15,987,467
02/14/2019	2.220%	19,000,000	18,983,842
02/15/2019	2.260%	16,000,000	15,985,127
02/19/2019	2.270%	15,125,000	15,107,153
02/22/2019	2.290%	12,200,000	12,183,150
02/25/2019	2.280%	8,000,000	7,987,520
02/27/2019	2.320%	18,000,000	17,969,190
03/04/2019	2.350%	18,000,000	17,962,955
03/06/2019	2.330%	24,000,000	23,948,080
03/08/2019	2.370%	18,000,000	17,958,087
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
03/11/2019	2.350%	18,000,000	17,954,864
03/14/2019	2.380%	18,000,000	17,950,903
03/15/2019	2.380%	18,000,000	17,949,705
03/18/2019	2.390%	23,000,000	22,931,000
03/20/2019	2.370%	13,000,000	12,959,606
03/21/2019	2.360%	8,000,000	7,974,720
04/09/2019	2.400%	4,000,000	3,982,208
04/26/2019	2.420%	15,000,000	14,916,000
Federal Home Loan Mortgage Corp. Discount Notes
02/01/2019	2.312%	1,100,000	1,100,000
02/20/2019	2.270%	18,000,000	17,977,675
Federal Home Loan Mortgage Corp. Discount Notes(a)
09/20/2019	2.540%	8,000,000	7,999,376
Federal National Mortgage Association(b)
SOFR + 0.120% 07/30/2019	2.510%	9,000,000	9,000,000
Federal National Mortgage Association Discount Notes
02/11/2019	2.200%	4,000,000	3,997,350
03/13/2019	2.370%	18,935,000	18,884,717
Total U.S. Government & Agency Obligations (Cost $511,088,929)			511,088,929

U.S. Treasury Obligations 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(b)
3-month U.S. Treasury index + 0.048% 10/31/2019	2.453%	14,500,000	14,501,698
3-month U.S. Treasury index + 0.012% 01/31/2020	2.405%	15,000,000	14,996,996
3-month U.S. Treasury index + 0.045% 10/31/2020	2.450%	3,000,000	2,995,522
Total U.S. Treasury Obligations (Cost $32,494,216)			32,494,216

Total Investments in Securities (Cost: $603,583,145)	603,583,145
Other Assets & Liabilities, Net	17,965,720
Net Assets	621,548,865
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2019.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2019.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	60,000,000	—	60,000,000
U.S. Government & Agency Obligations	—	511,088,929	—	511,088,929
U.S. Treasury Obligations	—	32,494,216	—	32,494,216
Total Investments in Securities	—	603,583,145	—	603,583,145
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Government Money Market Fund | Semiannual Report 2019

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $543,583,145)	$543,583,145
Repurchase agreements (cost $60,000,000)	60,000,000
Cash	18,649,883
Receivable for:
Capital shares sold	1,596,391
Interest	129,800
Expense reimbursement due from Investment Manager	2,676
Prepaid expenses	2,154
Other assets	8,275
Total assets	623,972,324
Liabilities
Payable for:
Capital shares purchased	1,023,549
Distributions to shareholders	1,099,511
Management services fees	6,629
Transfer agent fees	93,952
Compensation of board members	142,155
Compensation of chief compliance officer	64
Other expenses	57,599
Total liabilities	2,423,459
Net assets applicable to outstanding capital stock	$621,548,865
Represented by
Paid in capital	621,559,703
Total distributable earnings (loss) (Note 2)	(10,838)
Total - representing net assets applicable to outstanding capital stock	$621,548,865
Class A
Net assets	$429,426,732
Shares outstanding	429,171,972
Net asset value per share	$1.00
Class C
Net assets	$10,813,273
Shares outstanding	10,812,096
Net asset value per share	$1.00
Institutional Class
Net assets	$72,348,354
Shares outstanding	72,339,389
Net asset value per share	$1.00
Institutional 2 Class
Net assets	$40,435,983
Shares outstanding	40,424,582
Net asset value per share	$1.00
Institutional 3 Class
Net assets	$62,662,888
Shares outstanding	62,646,230
Net asset value per share	$1.00
Class R
Net assets	$5,861,635
Shares outstanding	5,860,779
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2019	7

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Interest	$6,960,413
Total income	6,960,413
Expenses:
Management services fees	1,194,919
Transfer agent fees
Class A	432,467
Class C	8,272
Institutional Class	88,813
Institutional 2 Class	3,543
Institutional 3 Class	2,329
Class R	3,822
Class T	14
Custodian fees	4,947
Printing and postage fees	81,864
Registration fees	56,712
Audit fees	16,889
Legal fees	5,653
Compensation of chief compliance officer	64
Other	13,971
Total expenses	1,914,279
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(415,814)
Total net expenses	1,498,465
Net investment income	5,461,948
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	164,943
Net realized gain	164,943
Net realized and unrealized gain	164,943
Net increase in net assets resulting from operations	$5,626,891
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Government Money Market Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$5,461,948	$5,419,573
Net realized gain	164,943	—
Net increase in net assets resulting from operations	5,626,891	5,419,573
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,810,295)
Class C	(75,030)
Institutional Class	(772,413)
Institutional 2 Class	(188,769)
Institutional 3 Class	(580,967)
Class R	(34,353)
Class T	(120)
Net investment income
Class A		(4,355,364)
Class C		(124,100)
Institutional Class		(853,305)
Institutional 2 Class		(19,215)
Institutional 3 Class		(44,887)
Class R		(42,401)
Class T		(199)
Total distributions to shareholders (Note 2)	(5,461,947)	(5,439,471)
Increase (decrease) in net assets from capital stock activity	70,759,853	(220,978,501)
Total increase (decrease) in net assets	70,924,797	(220,998,399)
Net assets at beginning of period	550,624,068	771,622,467
Net assets at end of period	$621,548,865	$550,624,068
Excess of distributions over net investment income	$(175,781)	$(175,782)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2019	9

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	82,317,479	82,317,479	68,283,466	68,300,627
Distributions reinvested	3,746,046	3,746,046	4,287,420	4,287,420
Redemptions	(90,075,573)	(90,080,233)	(271,049,525)	(271,074,733)
Net decrease	(4,012,048)	(4,016,708)	(198,478,639)	(198,486,686)
Class B
Redemptions	—	—	(10,000)	(9,372)
Net decrease	—	—	(10,000)	(9,372)
Class C
Subscriptions	7,960,838	7,960,839	6,574,574	6,574,573
Distributions reinvested	70,679	70,679	116,913	116,913
Redemptions	(4,262,755)	(4,262,438)	(17,113,501)	(17,112,321)
Net increase (decrease)	3,768,762	3,769,080	(10,422,014)	(10,420,835)
Institutional Class
Subscriptions	37,927,570	37,927,572	79,552,935	79,552,934
Distributions reinvested	737,142	737,142	810,050	810,051
Redemptions	(60,579,055)	(60,575,011)	(101,125,704)	(101,120,061)
Net decrease	(21,914,343)	(21,910,297)	(20,762,719)	(20,757,076)
Institutional 2 Class
Subscriptions	47,979,312	47,979,312	2,528,666	2,528,667
Distributions reinvested	188,769	188,769	18,959	18,959
Redemptions	(9,662,123)	(9,662,123)	(2,067,440)	(2,067,440)
Net increase	38,505,958	38,505,958	480,185	480,186
Institutional 3 Class
Subscriptions	63,869,169	63,869,170	11,981,878	11,981,878
Distributions reinvested	580,866	580,866	44,772	44,772
Redemptions	(12,115,580)	(12,115,580)	(2,379,293)	(2,379,293)
Net increase	52,334,455	52,334,456	9,647,357	9,647,357
Class R
Subscriptions	3,329,518	3,329,515	6,079,967	6,079,966
Distributions reinvested	34,261	34,261	41,574	41,574
Redemptions	(1,266,850)	(1,266,555)	(7,542,445)	(7,541,854)
Net increase (decrease)	2,096,929	2,097,221	(1,420,904)	(1,420,314)
Class T
Distributions reinvested	52	52	109	109
Redemptions	(19,911)	(19,909)	(11,871)	(11,870)
Net decrease	(19,859)	(19,857)	(11,762)	(11,761)
Total net increase (decrease)	70,759,854	70,759,853	(220,978,496)	(220,978,501)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Government Money Market Fund | Semiannual Report 2019

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Columbia Government Money Market Fund | Semiannual Report 2019	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$1.00	0.01	0.00 (b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2018	$1.00	0.01	0.00 (b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2017	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	(0.00) (b)	(0.00) (b)
Year Ended 7/31/2016	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 7/31/2015	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 7/31/2014	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Class C
Six Months Ended 1/31/2019 (Unaudited)	$1.00	0.01	0.00 (b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2018	$1.00	0.01	0.00 (b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2017	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	(0.00) (b)	(0.00) (b)
Year Ended 7/31/2016	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 7/31/2015	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 7/31/2014	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$1.00	0.01	0.00 (b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2018	$1.00	0.01	0.00 (b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2017	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	(0.00) (b)	(0.00) (b)
Year Ended 7/31/2016	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 7/31/2015	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 7/31/2014	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$1.00	0.01	0.00 (b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2018	$1.00	0.01	0.00 (b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2017	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	(0.00) (b)	(0.00) (b)
Year Ended 7/31/2016	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 7/31/2015	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 7/31/2014	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$1.00	0.01	0.00 (b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2018	$1.00	0.01	0.00 (b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2017(e)	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Government Money Market Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	$1.00	0.88%	0.65% (c)	0.51% (c)	1.75% (c)	$429,427
Year Ended 7/31/2018	$1.00	0.90%	0.66%	0.51% (d)	0.86%	$433,330
Year Ended 7/31/2017	$1.00	0.06%	0.67%	0.52% (d)	0.03%	$631,833
Year Ended 7/31/2016	$1.00	0.01%	0.67%	0.31% (d)	0.01%	$1,329,247
Year Ended 7/31/2015	$1.00	0.01%	0.71%	0.11% (d)	0.01%	$1,423,534
Year Ended 7/31/2014	$1.00	0.01%	0.78%	0.09% (d)	0.01%	$1,605,518
Class C
Six Months Ended 1/31/2019 (Unaudited)	$1.00	0.88%	0.65% (c)	0.51% (c)	1.79% (c)	$10,813
Year Ended 7/31/2018	$1.00	0.90%	0.66%	0.51% (d)	0.85%	$7,042
Year Ended 7/31/2017	$1.00	0.09%	0.67%	0.52% (d)	0.05%	$17,463
Year Ended 7/31/2016	$1.00	0.01%	0.67%	0.31% (d)	0.01%	$24,137
Year Ended 7/31/2015	$1.00	0.01%	0.71%	0.11% (d)	0.01%	$25,847
Year Ended 7/31/2014	$1.00	0.01%	0.78%	0.09% (d)	0.01%	$28,023
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$1.00	0.88%	0.65% (c)	0.51% (c)	1.73% (c)	$72,348
Year Ended 7/31/2018	$1.00	0.90%	0.65%	0.51% (d)	0.90%	$94,239
Year Ended 7/31/2017	$1.00	0.10%	0.67%	0.52% (d)	0.06%	$114,998
Year Ended 7/31/2016	$1.00	0.01%	0.67%	0.32% (d)	0.01%	$163,069
Year Ended 7/31/2015	$1.00	0.01%	0.71%	0.11% (d)	0.01%	$141,674
Year Ended 7/31/2014	$1.00	0.01%	0.78%	0.09% (d)	0.01%	$143,541
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$1.00	0.97%	0.49% (c)	0.33% (c)	2.12% (c)	$40,436
Year Ended 7/31/2018	$1.00	1.07%	0.49%	0.34%	1.12%	$1,919
Year Ended 7/31/2017	$1.00	0.28%	0.44%	0.35%	0.26%	$1,439
Year Ended 7/31/2016	$1.00	0.01%	0.43%	0.31%	0.01%	$1,197
Year Ended 7/31/2015	$1.00	0.01%	0.43%	0.10%	0.01%	$645
Year Ended 7/31/2014	$1.00	0.01%	0.44%	0.09%	0.01%	$499
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$1.00	0.98%	0.46% (c)	0.32% (c)	1.99% (c)	$62,663
Year Ended 7/31/2018	$1.00	1.08%	0.46%	0.33%	1.38%	$10,312
Year Ended 7/31/2017(e)	$1.00	0.21%	0.45% (c)	0.33% (c)	0.55% (c)	$664
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2019	13

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 1/31/2019 (Unaudited)	$1.00	0.01	0.00 (b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2018	$1.00	0.01	0.00 (b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2017	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	(0.00) (b)	(0.00) (b)
Year Ended 7/31/2016	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 7/31/2015	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)
Year Ended 7/31/2014	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00) (b)	—	(0.00) (b)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	Rounds to zero.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Government Money Market Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class R
Six Months Ended 1/31/2019 (Unaudited)	$1.00	0.88%	0.65% (c)	0.51% (c)	1.78% (c)	$5,862
Year Ended 7/31/2018	$1.00	0.90%	0.65%	0.51% (d)	0.87%	$3,763
Year Ended 7/31/2017	$1.00	0.10%	0.66%	0.52% (d)	0.08%	$5,184
Year Ended 7/31/2016	$1.00	0.01%	0.67%	0.30% (d)	0.01%	$5,905
Year Ended 7/31/2015	$1.00	0.01%	0.71%	0.11% (d)	0.01%	$6,655
Year Ended 7/31/2014	$1.00	0.01%	0.78%	0.09% (d)	0.01%	$8,051
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2019	15

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Government Money Market Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge (CDSC).
Class C shares are not subject to a CDSC. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include
16	Columbia Government Money Market Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2019:
	RBC Capital Markets ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	30,000,000	30,000,000	60,000,000
Total financial and derivative net assets	30,000,000	30,000,000	60,000,000
Total collateral received (pledged) (a)	30,000,000	30,000,000	60,000,000
Net amount (b)	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Government Money Market Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
18	Columbia Government Money Market Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.39% to 0.18% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.39% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Government Money Market Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.20
Class C	0.20
Institutional Class	0.20
Institutional 2 Class	0.04
Institutional 3 Class	0.01
Class R	0.20
Class T	0.08 (a)

(a)	Unannualized.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expired on January 31, 2019. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2019 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,719, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A and Class T shares, and a fee at an annual rate of up to 0.75% and 0.50% of the Fund’s average daily net assets attributable to Class C and Class R shares, respectively. For the six months ended January 31, 2019, the Fund did not pay fees for Class A, Class C, Class R and Class T shares. Effective December 1, 2018 this fee suspension on Class A, Class C and Class R shares became contractual through November 30, 2019 and for Class T, through December 14, 2018. Class T shares of the Fund were redeemed or converted to Class A shares on December 14, 2018.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $751,000 for Class C shares. These amounts are based on the most recent information available as of December 31, 2018, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
CDSCs received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below. These CDSCs are from sale of shares issued by the Fund in exchange for shares of a non-money market fund subject to a CDSC that were subsequently redeemed within the CDSC timeframe imposed from the original purchase.
Amount ($)
Class A	505
Class C	1,030
20	Columbia Government Money Market Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	0.60%	0.62%
Class C	1.25	1.27
Institutional Class	0.50	0.52
Institutional 2 Class	0.36	0.34
Institutional 3 Class	0.31	0.34
Class R	1.00	0.77
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. The contractual expense cap includes distribution and shareholder services fees. As discussed above, the distribution and/or shareholder services fee is not charged to Class A, Class C and Class R shares.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2019, the cost of all investments for federal income tax purposes was approximately $603,583,000. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Government Money Market Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended January 31, 2019.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Government money market fund risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
22	Columbia Government Money Market Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Shareholder concentration risk
At January 31, 2019, affiliated shareholders of record owned 63.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Government Money Market Fund | Semiannual Report 2019	23

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
24	Columbia Government Money Market Fund | Semiannual Report 2019

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR200_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia Strategic Municipal Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Strategic Municipal Income Fund   |  Semiannual Report 2019

Columbia Strategic Municipal Income Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Strategic Municipal Income Fund (the Fund) seeks total return, with a focus on income exempt from federal income tax and capital appreciation.
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2007
Douglas White, CFA
Portfolio Manager
Managed Fund since December 2018
Effective December 2018, Chad Farrington no longer serves as a portfolio manger of the Fund.
Average annual total returns (%) (for the period ended January 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/24/76	0.57	1.75	4.34	5.41
	Including sales charges		-2.36	-1.20	3.71	5.09
Advisor Class*		03/19/13	0.69	2.00	4.66	5.59
Class C	Excluding sales charges	06/26/00	0.19	1.25	3.62	4.65
	Including sales charges		-0.79	0.27	3.62	4.65
Institutional Class*		09/27/10	0.69	2.26	4.66	5.63
Institutional 2 Class*		12/11/13	0.44	1.75	4.60	5.54
Institutional 3 Class*		03/01/17	0.73	2.06	4.46	5.47
Bloomberg Barclays Municipal Bond Index			2.05	3.26	3.57	4.55
Bloomberg Barclays High Yield Municipal Bond Index			1.38	6.46	5.98	8.57
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
The Bloomberg Barclays High Yield Municipal Bond Index measures the non-investment-grade and non-rated US dollar-denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington DC, Puerto Rico, Guam and the Virgin Islands).
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2019)
AAA rating	7.8
AA rating	16.4
A rating	33.2
BBB rating	26.7
BB rating	2.6
B rating	2.0
Not rated	11.3
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2019)
Illinois	15.9
Pennsylvania	8.7
Texas	7.4
New York	7.3
California	7.1
New Jersey	5.4
Florida	5.0
Michigan	3.9
Colorado	3.6
Minnesota	3.6
Unknown State	0.3
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Columbia Strategic Municipal Income Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,005.70	1,021.12	4.09	4.13	0.81
Advisor Class	1,000.00	1,000.00	1,006.90	1,022.38	2.83	2.85	0.56
Class C	1,000.00	1,000.00	1,001.90	1,017.34	7.87	7.93	1.56
Institutional Class	1,000.00	1,000.00	1,006.90	1,022.38	2.83	2.85	0.56
Institutional 2 Class	1,000.00	1,000.00	1,004.40	1,022.38	2.83	2.85	0.56
Institutional 3 Class	1,000.00	1,000.00	1,007.30	1,022.68	2.53	2.55	0.50
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Funds 0.3%
	Shares	Value ($)
United States 0.3%
Columbia Multi-Sector Municipal Income ETF(a)	240,818	4,971,688
Total Exchange-Traded Funds (Cost $4,891,014)		4,971,688

Floating Rate Notes 1.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Minnesota 0.2%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(b),(c)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	1.610%	3,000,000	3,000,000
New York 1.6%
City of New York(b),(c)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	1.630%	9,450,000	9,450,000
New York City Transitional Finance Authority Future Tax Secured(b),(c)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	1.630%	2,000,000	2,000,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.630%	11,740,000	11,740,000
Total			23,190,000
Total Floating Rate Notes (Cost $26,190,000)			26,190,000

Municipal Bonds 95.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.5%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2034	5.000%	4,000,000	4,457,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	2,420,000	2,821,938
Total			7,279,538
Alaska 0.6%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	2,700,000	2,721,411
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/2032	7.500%	3,665,000	3,801,705
10/01/2041	7.750%	2,000,000	2,077,860
Total			8,600,976
Arizona 1.3%
Industrial Development Authority of the City of Phoenix (The)
Refunding Revenue Bonds
Downtown Phoenix Student Housing
Series 2018
07/01/2042	5.000%	1,000,000	1,066,420
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2045	5.625%	820,000	840,853
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2046	5.000%	6,500,000	6,765,460
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2048	5.000%	870,000	913,169
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	4,099,440
Maricopa County Industrial Development Authority(d)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	1,600,000	1,599,872
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	1,250,000	1,256,163
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co.
Series 2000B
06/01/2035	5.000%	2,225,000	2,252,278
University Medical Center Corp.
Prerefunded 07/01/19 Revenue Bonds
Series 2009
07/01/2039	6.500%	1,000,000	1,019,420
Total			19,813,075
California 6.4%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2012
07/01/2047	5.000%	4,100,000	4,289,133
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2042	4.000%	3,470,000	3,554,876
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,365,343
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	3,020,430
02/01/2042	5.000%	1,500,000	1,638,180
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	1,063,900
Julian Charter School Project
Series 2015A
03/01/2045	5.625%	3,000,000	2,913,210
California Municipal Finance Authority(e)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2047	4.000%	1,000,000	983,120
12/31/2047	5.000%	1,000,000	1,086,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(d)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,343,530
07/01/2046	6.375%	150,000	167,176
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,000,000	5,434,300
Various Capital Projects
Series 2012A
04/01/2037	5.000%	650,000	702,325
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,923,440
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	521,125
City of Los Angeles Department of Airports(e)
Revenue Bonds
Los Angeles International
Subordinated Series 2018 AMT
05/15/2044	5.000%	2,000,000	2,247,680
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	1,155,000	1,330,953
Series 2014A
01/15/2046	5.750%	4,250,000	4,769,010
Glendale Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	615,140
09/01/2033	0.000%	1,100,000	638,836
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	10,000,000	9,447,200
Norman Y. Mineta San Jose International Airport(e)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2041	5.000%	2,000,000	2,218,300

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside County Transportation Commission(f)
Revenue Bonds
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,705,225
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Series 2009A
05/15/2034	5.250%	1,500,000	1,516,035
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2009D
08/01/2031	6.500%	500,000	512,175
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2041	7.000%	2,000,000	2,213,380
State of California
Unlimited General Obligation Bonds
Various Purpose
10/01/2028	5.000%	5,000,000	6,197,300
Series 2009
04/01/2031	5.750%	15,000,000	15,091,800
Series 2010
03/01/2030	5.250%	1,000,000	1,036,440
03/01/2033	6.000%	5,625,000	5,887,069
Series 2012
04/01/2035	5.250%	4,500,000	4,920,750
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,006
Total			95,356,087
Colorado 3.6%
Arista Metropolitan District
Limited General Obligation Refunding & Improvement Bonds
Special Revenue
Series 2018
12/01/2038	5.000%	620,000	627,564
City & County of Denver(f)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	3,341,580
City & County of Denver Airport System(e)
Refunding Revenue Bonds
Subordinated Series 2018-A AMT
12/01/2048	4.000%	3,500,000	3,511,165
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority(d)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	756,435
07/01/2049	5.500%	700,000	708,442
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
09/15/2053	5.000%	10,000,000	10,354,700
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	918,238
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2042	5.000%	3,150,000	3,371,004
NCMC, Inc. Project
Series 2016
05/15/2031	4.000%	5,000,000	5,311,200
Revenue Bonds
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2047	5.750%	6,000,000	6,073,380
11/01/2052	6.000%	890,000	913,015
Colorado High Performance Transportation Enterprise
Revenue Bonds
C-470 Express Lanes
Series 2017
12/31/2056	5.000%	1,700,000	1,799,620
Colorado Housing & Finance Authority
Revenue Bonds
Series 2018 (GNMA)
11/01/2042	3.700%	5,000,000	4,899,000
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/2026	5.375%	10,325,000	10,791,897
Total			53,377,240
Connecticut 0.6%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2018B-1
05/15/2045	4.000%	2,275,000	2,285,078
Connecticut State Health & Educational Facilities Authority(g)
Revenue Bonds
Yale University
07/01/2027	5.000%	2,650,000	3,262,415

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut
Unlimited General Obligation Bonds
Series 2018C
06/15/2035	5.000%	1,000,000	1,112,090
Series 2018-E
09/15/2035	5.000%	2,000,000	2,229,220
Total			8,888,803
District of Columbia 0.2%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	353,022
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	3,165,847
Total			3,518,869
Florida 5.0%
Capital Trust Agency, Inc.(d)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	1,335,000	1,342,716
12/01/2050	7.125%	1,000,000	1,009,790
University Bridge LLC Student Housing Project
Series 2018
12/01/2058	5.250%	7,750,000	7,413,650
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	5,118,300
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	3,127,080
County of Broward Airport System(e)
Revenue Bonds
Series 2017 AMT
10/01/2042	5.000%	3,000,000	3,312,270
County of Miami-Dade Aviation(e)
Refunding Revenue Bonds
Series 2017B AMT
10/01/2040	5.000%	6,250,000	6,944,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.(d)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	415,000	383,547
Renaissance Charter School
Series 2015
06/15/2046	6.125%	980,000	994,053
Florida Municipal Loan Council(f)
Revenue Bonds
Capital Appreciation
Series 2000A (NPFGC)
04/01/2020	0.000%	1,630,000	1,557,237
Greater Orlando Aviation Authority(e)
Revenue Bonds
Priority
Subordinated Series 2017A AMT
10/01/2047	5.000%	3,835,000	4,222,182
Series 2016A AMT
10/01/2046	5.000%	5,000,000	5,485,700
Hillsborough County Aviation Authority(e)
Revenue Bonds
Tampa International
Subordinated Series 2018 AMT
10/01/2048	5.000%	4,700,000	5,216,389
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	2,220,000	2,442,111
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	8,827,440
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,272,612
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,071,370
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2036	5.000%	250,000	257,783

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Presbyterian Retirement Communities
Series 2016
08/01/2036	5.000%	2,000,000	2,153,240
08/01/2041	5.000%	2,000,000	2,135,040
Palm Beach County Health Facilities Authority
Prerefunded 11/15/20 Revenue Bonds
ACTS Retirement-Life Communities
Series 2010
11/15/2033	5.500%	5,000,000	5,320,800
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,686,276
Total			74,294,336
Georgia 2.6%
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/2025	5.200%	2,665,000	3,042,550
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	1,025,940
DeKalb County Hospital Authority
Prerefunded 09/01/20 Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	6,250,000	6,660,750
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
12/01/2048	6.250%	4,000,000	3,983,480
12/01/2053	6.500%	1,900,000	1,910,735
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,092,250
Gainesville & Hall County Hospital Authority
Prerefunded 02/15/20 Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2010A
02/15/2045	5.500%	3,670,000	3,807,992
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	4,757,691
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2010A
02/15/2045	5.500%	1,330,000	1,375,300
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	5,960,000	5,773,988
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
12/01/2038	6.125%	3,515,000	3,533,946
12/01/2048	6.250%	1,960,000	1,968,350
Total			38,932,972
Hawaii 0.7%
City & County of Honolulu
Unlimited General Obligation Bonds
Honolulu Rail Transit Project
09/01/2030	5.000%	6,000,000	7,287,240
Hawaii Pacific Health
Prerefunded 07/01/20 Revenue Bonds
Series 2010A
07/01/2040	5.500%	1,500,000	1,577,460
Series 2010B
07/01/2030	5.625%	280,000	294,944
07/01/2040	5.750%	370,000	390,387
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2037	5.250%	705,000	767,315
Total			10,317,346
Idaho 0.4%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2044	8.000%	4,365,000	4,828,738
10/01/2049	8.125%	1,635,000	1,814,294
Total			6,643,032
Illinois 15.9%
Chicago Board of Education
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,700,048

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	3,012,540
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,045,120
Series 2018
12/01/2046	5.000%	2,500,000	2,515,250
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	553,090
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	4,252,541
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,284,220
Series 2014B
01/01/2035	5.000%	5,000,000	5,481,850
Chicago O’Hare International Airport
Prerefunded 01/01/21 Revenue Bonds
General 3rd Lien
Series 2011
01/01/2039	5.750%	1,525,000	1,641,358
Refunding Revenue Bonds
Senior Lien
01/01/2037	5.000%	2,000,000	2,231,560
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,553,487
Series 2015D
01/01/2046	5.000%	4,390,000	4,750,770
Unrefunded Revenue Bonds
General Third Lien
Series 2011
01/01/2039	5.750%	295,000	312,806
Chicago O’Hare International Airport(e)
Revenue Bonds
General Senior Lien
Series 2017D AMT
01/01/2042	5.000%	8,895,000	9,630,528
01/01/2052	5.000%	8,030,000	8,580,778
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien
Series 2017G AMT
01/01/2042	5.000%	2,650,000	2,869,128
01/01/2047	5.000%	1,000,000	1,077,020
Series 2017J AMT
01/01/2037	5.000%	2,000,000	2,192,600
TriPs Obligated Group
Series 2018 AMT
07/01/2038	5.000%	1,000,000	1,100,800
07/01/2048	5.000%	800,000	868,720
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,762,019
City of Chicago
Prerefunded 01/01/25 Revenue Bonds
Series 2002
01/01/2033	5.000%	5,245,000	6,133,555
01/01/2034	5.000%	1,000,000	1,169,410
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2035	5.250%	4,500,000	4,569,075
Series 2012A
01/01/2033	5.000%	5,000,000	5,093,150
Series 2009C
01/01/2040	5.000%	70,000	70,098
Series 2015A
01/01/2033	5.500%	1,350,000	1,435,847
Series 2017A
01/01/2038	6.000%	4,185,000	4,672,343
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2035	5.000%	1,000,000	1,027,520
01/01/2036	5.000%	11,745,000	12,042,148
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	571,208
Revenue Bonds
2nd Lien
Series 2012
01/01/2025	5.000%	5,000,000	5,367,350
01/01/2042	5.000%	5,000,000	5,230,900
Series 2014
01/01/2034	5.000%	1,000,000	1,084,920
01/01/2039	5.000%	2,000,000	2,137,880

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2031	5.000%	2,000,000	2,144,140
Series 2014
11/01/2044	5.000%	650,000	704,503
Series 2016
11/01/2028	5.000%	860,000	979,273
11/01/2030	5.000%	12,275,000	13,823,737
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,072,650
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	900,000	983,520
Illinois Development Finance Authority(f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/2020	0.000%	13,745,000	13,430,927
Illinois Finance Authority
Prerefunded 02/15/20 Revenue Bonds
Swedish Covenant
Series 2010A
08/15/2038	6.000%	2,475,000	2,581,945
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/2039	6.625%	2,150,000	2,175,757
Prerefunded 08/15/19 Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/2030	5.750%	3,000,000	3,063,870
Silver Cross & Medical Centers
Series 2009
08/15/2038	6.875%	10,700,000	10,990,612
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	605,000	626,090
Refunding Revenue Bonds
Rush University Medical Center
Series 2015B
11/15/2039	5.000%	1,810,000	1,954,384
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,633,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	395,000	407,518
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,012,750
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,025,000	3,109,881
Metropolitan Pier & Exposition Authority(f)
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/2021	0.000%	1,870,000	1,784,896
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,478,350
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	1,955,000	2,100,980
07/01/2033	5.500%	5,000,000	5,275,350
07/01/2038	5.500%	875,000	913,150
Series 2016
01/01/2026	5.000%	2,965,000	3,197,990
11/01/2027	5.000%	2,785,000	2,991,703
Series 2017A
12/01/2035	5.000%	1,345,000	1,401,409
12/01/2036	5.000%	5,000,000	5,198,600
Series 2018A
05/01/2032	5.000%	2,500,000	2,643,875
05/01/2033	5.000%	5,000,000	5,256,500
05/01/2040	5.000%	3,000,000	3,093,870
05/01/2041	5.000%	6,000,000	6,174,060
Series 2018B
05/01/2027	5.000%	4,950,000	5,366,641
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2031	5.000%	2,500,000	2,663,450
Total			235,257,998
Indiana 0.1%
Indiana Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Parkview Health System
Series 2009
05/01/2031	5.750%	835,000	843,066

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009
05/01/2031	5.750%	165,000	166,615
Total			1,009,681
Iowa 1.0%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2048	5.125%	1,750,000	1,740,760
Genesis Health System
Series 2013
07/01/2033	5.000%	5,000,000	5,450,900
Lifespace Communities, Inc.
Series 2018-A
05/15/2043	5.000%	5,000,000	5,169,150
Non-ACE Mortgage-Backed Securities Program
Series 2017 (GNMA)
01/01/2037	3.400%	2,000,000	1,942,340
Total			14,303,150
Kansas 0.3%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	4,059,691
Kentucky 0.5%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/20 Revenue Bonds
Owensboro Medical Health System
Series 2010A
03/01/2045	6.500%	2,950,000	3,131,455
Series 2010B
03/01/2040	6.375%	1,700,000	1,802,017
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,276,332
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2036	5.000%	1,000,000	1,121,710
Total			7,331,514
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana 0.8%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	4,000,000	4,230,760
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	1,750,000	1,862,613
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2036	4.000%	55,000	61,940
Refunding Revenue Bonds
19th Judicial District Court
Series 2015 (AGM)
06/01/2036	5.000%	1,000,000	1,124,830
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,160,180
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,592,955
New Orleans Aviation Board(e)
Revenue Bonds
General Airport-North Terminal
Series 2017B AMT
01/01/2048	5.000%	1,275,000	1,386,792
Total			12,420,070
Maryland 0.6%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,288,944
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,708,797
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
03/15/2026	5.000%	2,845,000	3,418,722
Total			8,416,463

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 1.2%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	500,000	621,885
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	7,464,225
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,110,440
Massachusetts Educational Financing Authority(e)
Refunding Revenue Bonds
Issue K
Series 2017A AMT
07/01/2026	5.000%	1,650,000	1,920,072
Subordinated Series 2017B AMT
07/01/2046	4.250%	3,000,000	3,039,900
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2037	5.000%	2,200,000	2,220,152
Total			17,376,674
Michigan 3.9%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,700,000	1,831,580
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,500,000	1,597,245
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	505,000	542,789
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	7,240,515
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	472,179
Series 2015
11/15/2045	5.000%	1,220,000	1,320,174
Trinity Health Corp.
Series 2017
12/01/2040	4.000%	500,000	505,920
12/01/2042	5.000%	500,000	562,560
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	8,127,825
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	1,000,000	1,106,100
07/01/2035	5.000%	5,000,000	5,522,450
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
12/01/2033	3.600%	1,800,000	1,814,130
10/01/2043	4.000%	2,300,000	2,282,060
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,972,466
10/01/2047	3.850%	5,000,000	4,914,500
Michigan Strategic Fund
Revenue Bonds
I-75 Improvement Project
12/31/2043	5.000%	7,000,000	7,633,570
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	7,162,016
Wayne County Airport Authority(e)
Revenue Bonds
Series 2017B AMT
12/01/2042	5.000%	700,000	767,949
Total			57,376,028
Minnesota 3.4%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	3,000,000	2,869,200

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	1,000,000	978,510
City of Forest Lake(g)
Revenue Bonds
Lakes International Language Academy
08/01/2036	5.000%	835,000	845,170
08/01/2043	5.250%	500,000	501,990
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	1,450,000	1,437,893
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,220,880
City of St. Louis Park
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/2039	5.750%	2,350,000	2,388,117
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	6,500,000	6,528,990
02/15/2053	5.000%	8,000,000	8,683,360
Essential Health Obligated Group
02/15/2043	5.000%	2,000,000	2,186,780
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,606,223
02/01/2034	0.000%	1,565,000	941,301
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2040	5.000%	400,000	474,332
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,234,896
11/15/2037	4.000%	600,000	613,818
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018
09/01/2021	3.750%	3,900,000	3,906,864
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	2,125,000	2,099,075
Minneapolis-St. Paul Metropolitan Airports Commission(e)
Refunding Revenue Bonds
Subordinated Series 2016D AMT
01/01/2041	5.000%	750,000	829,838
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2040	6.000%	2,250,000	2,495,407
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	610,000	636,285
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2035	6.350%	1,000,000	1,048,100
03/01/2040	6.500%	700,000	734,706
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,850,000	2,483,632
Total			49,745,367
Mississippi 0.0%
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05/01/2024	4.700%	805,000	809,822
Missouri 2.2%
Arnold Retail Corridor Transportation Development District
Revenue Bonds
Series 2010
05/01/2038	6.650%	5,000,000	5,007,200
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2036	5.000%	750,000	812,602

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2025	6.000%	115,000	114,296
City of St. Louis Airport
Revenue Bonds
Lambert-St. Louis International Airport
Series 2009A-1
07/01/2034	6.625%	5,000,000	5,093,000
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,557,360
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/2041	6.000%	650,000	679,211
Series 2014
02/01/2044	5.000%	2,275,000	2,349,984
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,056,090
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights Project
Series 2010A
05/15/2039	8.250%	3,000,000	3,238,950
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,321,085
05/15/2050	5.250%	500,000	521,085
Missouri Development Finance Board
Revenue Bonds
St. Joseph Sewage System Improvements
Series 2011
05/01/2031	5.250%	500,000	520,190
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,166,650
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,543,560
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,138,637
09/01/2042	5.000%	2,000,000	2,008,360
Total			32,128,260
Montana 0.2%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	520,000	529,745
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2037	3.375%	1,170,000	1,123,340
12/01/2042	3.500%	535,000	505,152
12/01/2047	3.600%	705,000	668,552
Total			2,826,789
Nebraska 0.9%
County of Douglas
Refunding Revenue Bonds
Creighton University Project
Series 2017
07/01/2040	4.000%	3,500,000	3,639,370
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,580,376
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,043,020
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018A
09/01/2033	3.550%	2,800,000	2,819,544
Total			13,082,310
Nevada 0.6%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,600,000	2,770,430

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	893,849
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/2034	5.125%	4,250,000	4,360,713
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	578,231
Series 2018A
12/15/2038	5.000%	415,000	418,332
Total			9,021,555
New Hampshire 0.2%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	914,260
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village Entrance Fee
Series 2017
07/01/2022	3.500%	2,000,000	2,000,400
Total			2,914,660
New Jersey 5.4%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	340,000	377,869
03/01/2042	4.000%	1,250,000	1,278,087
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,092,920
New Jersey Economic Development Authority
Prerefunded 06/01/20 Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/2031	5.750%	1,500,000	1,579,830
Refunding Revenue Bonds
Series 2015XX
06/15/2024	5.000%	2,000,000	2,218,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	1,958,160
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	526,320
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	1,200,000	1,246,548
Series 2015WW
06/15/2040	5.250%	375,000	397,414
Series 2017DDD
06/15/2042	5.000%	1,000,000	1,045,830
New Jersey Higher Education Student Assistance Authority(e)
Revenue Bonds
Series 2018A AMT
12/01/2034	4.000%	400,000	411,284
12/01/2035	4.000%	400,000	409,376
New Jersey Housing & Mortgage Finance Agency(e)
Refunding Revenue Bonds
Series 2017D AMT
11/01/2037	4.250%	1,525,000	1,559,282
Single Family Housing
Series 2018 AMT
10/01/2032	3.800%	2,500,000	2,525,675
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	4,000,000	4,449,480
Transportation System
Series 2018-A
12/15/2035	5.000%	5,000,000	5,395,550
Revenue Bonds
Transportation Program
Series 2013AA
06/15/2026	5.000%	5,000,000	5,446,600
06/15/2044	5.000%	8,090,000	8,341,923
Series 2015AA
06/15/2041	5.250%	5,000,000	5,290,250
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2040	5.000%	1,000,000	1,131,080
Series 2017E
01/01/2032	5.000%	2,500,000	2,933,075
Series 2017G
01/01/2034	4.000%	15,160,000	16,020,936

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Jersey Port Corp.(e)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B AMT
01/01/2048	5.000%	2,900,000	3,066,402
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	12,080,000	12,029,264
Total			80,731,875
New York 4.7%
Brooklyn Arena Local Development Corp.
Prerefunded 01/15/20 Revenue Bonds
Barclays Center Project
Series 2009
07/15/2030	6.000%	1,500,000	1,562,370
City of New York
Unlimited General Obligation Bonds
Subordinated Series 2018F-1
04/01/2037	5.000%	5,390,000	6,238,116
Glen Cove Local Economic Assistance Corp.(h)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,024,450
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,839,120
Long Island Power Authority
Revenue Bonds
General
Series 2017
09/01/2042	5.000%	2,000,000	2,252,080
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,630,313
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2042	4.000%	2,500,000	2,509,525
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,979,040
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2017F-1
05/01/2036	5.000%	5,170,000	5,940,175
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2036	4.000%	500,000	529,650
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,444,396
New York Transportation Development Corp.(e)
Revenue Bonds
Delta Air Lines, Inc. - LaGuardia Airport
Series 2018 AMT
01/01/2036	4.000%	5,925,000	5,960,195
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2034	5.000%	3,000,000	3,361,260
LaGuardia Airport Terminal B Redevelopment
Series 2016 AMT
07/01/2041	4.000%	5,000,000	4,963,250
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	5,000,000	5,292,600
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,536,711
Series 2018-208
10/01/2034	3.600%	5,000,000	5,027,500
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	4,869,088
09/15/2047	5.250%	1,475,000	1,393,683
09/15/2053	5.250%	3,045,000	2,838,762
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	580,000	623,947

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	70,000	74,320
Total			69,890,551
North Carolina 0.3%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,858,824
United Methodist Retirement
Series 2017
10/01/2042	5.000%	1,100,000	1,146,816
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,101,760
Total			4,107,400
North Dakota 0.6%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	2,220,000	2,227,859
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	1,095,000	1,070,122
07/01/2040	3.550%	1,410,000	1,356,631
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	5,000,000	5,018,500
Total			9,673,112
Ohio 2.6%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	15,050,000	13,976,784
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	1,870,000	2,001,910
County of Lucas
Prerefunded 11/01/20 Improvement Revenue Bonds
Lutheran Homes
Series 2010A
11/01/2035	6.625%	5,000,000	5,408,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lake County Port & Economic Development Authority(d)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	6,000,000	6,018,960
Miami University
Refunding Revenue Bonds
Series 2017
09/01/2034	5.000%	675,000	774,718
Ohio Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Program
Series 2017D (GNMA)
09/01/2042	3.550%	8,070,000	7,684,900
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	1,500,000	1,576,890
01/01/2043	4.000%	875,000	896,752
Total			38,339,864
Oklahoma 0.2%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,353,250
11/15/2045	5.250%	1,165,000	1,253,097
Total			2,606,347
Oregon 0.6%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	552,893
Oregon Health & Science University
Prerefunded 07/01/19 Revenue Bonds
Series 2009A
07/01/2039	5.750%	1,500,000	1,524,645
Oregon State Facilities Authority
Refunding Revenue Bonds
Samaritan Health Services Project
Series 2016S
10/01/2032	5.000%	1,800,000	2,015,856
Port of Portland Airport(e)
Revenue Bonds
Series 2017-24B AMT
07/01/2042	5.000%	1,000,000	1,101,360

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	4,575,000	4,444,613
Total			9,639,367
Pennsylvania 8.2%
City of Philadelphia Airport(e)
Refunding Revenue Bonds
Series 2017B AMT
07/01/2042	5.000%	2,250,000	2,468,160
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,151,805
Tobacco Master Settlement Payment
Series 2018
06/01/2035	5.000%	2,000,000	2,241,900
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2037	5.000%	1,600,000	1,785,024
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	1,630,000	1,717,596
East Hempfield Township Industrial Development Authority
Revenue Bonds
Student Service, Inc. Student Housing Project
Series 2014
07/01/2046	5.000%	1,000,000	1,030,990
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,213,860
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	5,079,000
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	757,974
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	1,850,000	1,983,422
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Meadowood Senior Living Project
12/01/2038	5.000%	1,270,000	1,336,548
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	747,785
08/15/2048	5.000%	1,500,000	1,659,210
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	10,080,700
Pennsylvania Economic Development Financing Authority(d)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	6,000,000	5,796,840
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	4,125,000	4,444,522
06/30/2042	5.000%	11,000,000	11,749,540
Pennsylvania Higher Educational Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Shippensburg University
Series 2011
10/01/2031	6.000%	2,000,000	2,215,380
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	1,980,000	2,035,064
Series 2017-124B
10/01/2042	3.650%	7,810,000	7,498,147
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017B-2
06/01/2038	4.000%	9,505,000	9,652,803
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	4,800,000	5,194,128
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,715,150
Series 2015B
12/01/2040	5.000%	2,500,000	2,708,425
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,254,700
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	5,535,450

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	19

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,743,675
Wesley Enhanced Living
Series 2017
07/01/2037	5.000%	2,000,000	2,035,640
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	832,568
Philadelphia Municipal Authority
Prerefunded 04/01/19 Revenue Bonds
Series 2009
04/01/2034	6.500%	700,000	705,432
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,565,666
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,456,950
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,254,947
Series 2018B
09/01/2043	5.000%	515,000	561,180
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2016
06/01/2034	5.000%	3,000,000	3,340,290
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,800,000	5,302,704
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,409,016
Total			121,262,191
Rhode Island 0.1%
Rhode Island Student Loan Authority(e)
Refunding Revenue Bonds
Series 2018A AMT
12/01/2025	5.000%	1,200,000	1,359,744
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 0.3%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,000,000	1,082,890
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	1,315,000	1,406,826
South Carolina Ports Authority(e)
Revenue Bonds
Series 2018 AMT
07/01/2043	5.000%	1,570,000	1,733,500
Total			4,223,216
South Dakota 0.9%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	10,120,900
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	1,580,000	1,696,604
South Dakota Housing Development Authority
Revenue Bonds
Homeownership Mortgage
Series 2018A
05/01/2042	3.900%	1,000,000	1,002,050
Total			12,819,554
Tennessee 1.4%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	380,265
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	2,300,000	2,574,459
07/01/2040	4.000%	1,800,000	1,787,148
Knox County Health Educational & Housing Facility Board(g)
Refunding Revenue Bonds
East Tennessee Children’s Hospital
11/15/2048	4.000%	5,235,000	5,171,866

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,306,728
Series 2017A
07/01/2048	5.000%	835,000	911,536
Tennessee Housing Development Agency
Refunding Revenue Bonds
Issue 2
Series 2018
07/01/2042	3.850%	2,480,000	2,468,567
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	750,000	723,472
07/01/2047	3.650%	1,500,000	1,443,390
Series 2017-2B
07/01/2036	3.700%	3,585,000	3,610,382
Series 2018-1
07/01/2042	3.900%	995,000	995,677
Total			21,373,490
Texas 7.3%
Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	155,000	163,585
Army Retirement Residence Project
Series 2010
07/01/2045	6.200%	1,100,000	1,165,879
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,946,360
07/15/2036	4.000%	3,000,000	2,761,890
Series 2018
07/15/2033	5.000%	1,000,000	1,062,630
07/15/2037	5.000%	1,350,000	1,412,033
Unrefunded Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	30,000	31,087
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	550,000	570,614
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	5,580,000	6,009,939
Refunding Revenue Bonds
Series 2016
01/01/2040	5.000%	2,500,000	2,736,300
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,291,603
Revenue Bonds
Senior Lien
Series 2015A
01/01/2040	5.000%	2,000,000	2,179,200
01/01/2045	5.000%	5,000,000	5,412,150
Central Texas Turnpike System(f)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	923,680
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,651,300
City of Austin Airport System(e)
Revenue Bonds
Series 2017B AMT
11/15/2041	5.000%	1,000,000	1,097,060
11/15/2046	5.000%	1,000,000	1,092,800
City of Houston Airport System(e)
Refunding Revenue Bonds
Subordinated Series 2018C AMT
07/01/2031	5.000%	1,525,000	1,778,806
Revenue Bonds
Subordinated Series 2018A AMT
07/01/2041	5.000%	1,250,000	1,391,738
Clifton Higher Education Finance Corp.
Prerefunded 08/15/21 Revenue Bonds
Idea Public Schools
Series 2011
08/15/2031	5.500%	1,750,000	1,905,837
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	613,791
08/15/2042	5.000%	1,500,000	1,561,440
Series 2013
08/15/2033	6.000%	260,000	292,926
International Leadership
08/15/2048	6.125%	6,300,000	6,338,493
Series 2015
08/15/2038	5.750%	2,015,000	2,000,935

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	21

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A
12/01/2045	5.000%	400,000	418,044
Dallas Love Field(e)
Revenue Bonds
Series 2017 AMT
11/01/2033	5.000%	1,000,000	1,129,100
11/01/2036	5.000%	1,000,000	1,116,710
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
YMCA Greater Houston Area
Series 2013A
06/01/2038	5.000%	1,500,000	1,560,165
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	270,000	297,327
05/15/2031	6.500%	230,000	253,278
Matagorda County Navigation District No. 1(c),(e)
Refunding Revenue Bonds
Central Power and Light Co.
Series 2017 AMT
05/01/2030	1.750%	2,000,000	1,977,260
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,646,389
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	4.500%	1,000,000	1,007,630
07/01/2047	5.000%	1,000,000	1,039,610
07/01/2052	4.750%	1,500,000	1,528,050
Bridgemoor Plano Project
12/01/2053	7.250%	5,000,000	5,016,650
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.250%	1,500,000	1,520,910
07/01/2046	5.000%	2,850,000	2,977,167
07/01/2051	4.750%	1,210,000	1,241,871
Collegiate Housing Corpus Christi
Series 2016
04/01/2036	5.000%	355,000	352,149
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,465,000	2,549,254
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	496,280
11/15/2046	5.500%	750,000	744,653
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	530,000	530,615
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,903,225
Series 2017B (AGM)
01/01/2037	4.000%	800,000	826,288
Series 2016A
01/01/2039	4.000%	435,000	444,213
Port Authority of Houston of Harris County(e)
Unlimited General Obligation Refunding Bonds
Series 2018A AMT
10/01/2036	5.000%	4,000,000	4,680,960
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	386,317
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2044	7.750%	500,000	560,250
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2040	6.700%	800,000	858,536
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	6,300,000	7,433,181
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	780,668
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	1,835,000	1,980,662
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2055	5.000%	3,515,000	3,714,336

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
10/15/2032	5.000%	5,105,000	6,105,478
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09/01/2029	5.500%	500,000	510,730
Total			108,980,032
Utah 0.7%
Salt Lake City Corp. Airport(e)
Revenue Bonds
Series 2017A AMT
07/01/2042	5.000%	6,700,000	7,390,435
Series 2018-A AMT
07/01/2043	5.000%	3,000,000	3,332,580
Total			10,723,015
Virginia 2.6%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	7,895,326
07/01/2051	5.000%	1,800,000	1,949,148
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,370,575
Virginia Small Business Financing Authority(e)
Revenue Bonds
Senior Lien-95 Express Lane
Series 2017 AMT
01/01/2040	5.000%	7,500,000	7,829,400
Transform 66 P3 Project
Series 2017 AMT
12/31/2052	5.000%	16,200,000	17,298,522
Total			38,342,971
Washington 2.6%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,816,518
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,010,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Seattle(e)
Refunding Revenue Bonds
Intermediate Lien
Series 2017 AMT
05/01/2037	5.000%	6,000,000	6,702,960
State of Washington
Unlimited General Obligation Bonds
Series 2017D
02/01/2036	5.000%	6,505,000	7,463,186
Washington Health Care Facilities Authority
Prerefunded 07/01/20 Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07/01/2030	5.500%	3,000,000	3,154,920
Refunding Revenue Bonds
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	4,829,600
Washington Higher Education Facilities Authority
Prerefunded 10/01/19 Revenue Bonds
Whitworth University Project
Series 2009
10/01/2040	5.625%	1,050,000	1,076,345
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	1,625,000	1,647,019
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	3,000,000	3,195,960
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	4,000,000	4,150,560
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	421,481
01/01/2045	6.000%	595,000	594,185
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2045	7.000%	200,000	212,570
Total			38,275,784
West Virginia 0.1%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	900,000	943,704

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	23

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 2.6%
Public Finance Authority(e)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/2030	4.300%	2,000,000	2,028,500
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/2030	4.050%	1,000,000	998,100
Revenue Bonds
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,592,975
FFAH NC & MO Portfolio
Series 2015
12/01/2045	5.000%	2,000,000	2,014,800
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,747,747
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	425,576
05/15/2047	5.250%	220,000	227,594
State of Wisconsin
Prerefunded 05/01/19 Revenue Bonds
Series 2009
05/01/2033	5.750%	285,000	287,859
Series 2009A
05/01/2033	5.750%	2,715,000	2,742,231
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/2039	6.625%	5,300,000	5,308,056
Prerefunded 04/15/20 Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/2039	5.625%	1,400,000	1,464,470
Prerefunded 09/01/22 Revenue Bonds
Watertown Regional Medical Center
Series 2012
09/01/2042	5.000%	2,270,000	2,512,073
Refunding Revenue Bonds
Saint John’s Communities, Inc.
Series 2015B
09/15/2045	5.000%	1,000,000	1,015,790
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	3,375,000	3,616,042
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	4,341,249
Series 2018B
07/01/2033	4.250%	1,250,000	1,199,138
07/01/2043	4.500%	1,375,000	1,299,004
07/01/2048	5.000%	500,000	500,285
St. John’s Communities, Inc. Project
Series 2018A
09/15/2040	5.000%	550,000	561,319
09/15/2045	5.000%	1,000,000	1,017,660
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	2,200,000	2,200,594
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	300,000	301,020
Total			38,402,082
Wyoming 0.1%
County of Laramie
Revenue Bonds
Cheyenne Regional Medical Center Project
Series 2012
05/01/2032	5.000%	1,000,000	1,063,150
Total Municipal Bonds (Cost $1,386,287,719)			1,407,859,755

Municipal Short Term 2.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.7%
California Pollution Control Financing Authority(d),(e)
Refunding Revenue Bonds
Republic Services, Inc.
Series 2010A AMT
08/01/2023	2.150%	10,000,000	10,000,000
Indiana 0.3%
Indiana Finance Authority
Revenue Bonds
Republic Services, Inc. Project
Series 2012 AMT
12/01/2037	2.350%	5,000,000	5,000,400

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Massachusetts 0.4%
Town of Templeton
Limited General Obligation Notes
BAN Series 2018A
02/27/2019	2.340%	5,000,000	5,003,363
New York 1.0%
Greater Southern Tier Board of Cooperative Educational Services District(c)
Revenue Notes
RAN Series 2018
06/28/2019	2.110%	10,000,000	10,045,500
Metropolitan Transportation Authority(g)
Revenue Notes
BAN Series 2019A
02/03/2020	0.000%	5,000,000	5,100,200
Total			15,145,700
Pennsylvania 0.5%
Pennsylvania Economic Development Financing Authority(g)
Revenue Bonds
Waste Management, Inc. Project
Series 2013 AMT
08/01/2045	2.150%	7,500,000	7,500,000
Total Municipal Short Term (Cost $42,634,564)			42,649,463
Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(i)	2,404,560	2,404,560
Total Money Market Funds (Cost $2,404,545)		2,404,560
Total Investments in Securities (Cost $1,462,407,842)		1,484,075,466
Other Assets & Liabilities, Net		(1,786,554)
Net Assets		$1,482,288,912

At January 31, 2019, securities and/or cash totaling $402,500 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(350)	03/2019	USD	(42,864,063)	—	(454,606)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Multi-Sector Municipal Income ETF
	—	240,818	—	240,818	—	80,674	9,274	4,971,688

(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	25

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $71,673,889, which represents 4.84% of total net assets.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2019.
(i)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Exchange-Traded Funds	4,971,688	—	—	4,971,688
Floating Rate Notes	—	26,190,000	—	26,190,000
Municipal Bonds	—	1,407,859,755	—	1,407,859,755
Municipal Short Term	—	42,649,463	—	42,649,463
Money Market Funds	2,404,560	—	—	2,404,560
Total Investments in Securities	7,376,248	1,476,699,218	—	1,484,075,466
Investments in Derivatives
Liability
Futures Contracts	(454,606)	—	—	(454,606)
Total	6,921,642	1,476,699,218	—	1,483,620,860
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	27

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,457,516,828)	$1,479,103,778
Affiliated issuers (cost $4,891,014)	4,971,688
Cash	145,207
Margin deposits on:
Futures contracts	402,500
Receivable for:
Capital shares sold	7,918,042
Interest	14,227,563
Expense reimbursement due from Investment Manager	38
Prepaid expenses	3,412
Total assets	1,506,772,228
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	17,332,147
Capital shares purchased	2,433,092
Distributions to shareholders	4,355,323
Variation margin for futures contracts	164,063
Management services fees	18,814
Distribution and/or service fees	6,489
Transfer agent fees	73,917
Compensation of board members	59,737
Compensation of chief compliance officer	149
Other expenses	39,585
Total liabilities	24,483,316
Net assets applicable to outstanding capital stock	$1,482,288,912
Represented by
Paid in capital	1,470,974,765
Total distributable earnings (loss) (Note 2)	11,314,147
Total - representing net assets applicable to outstanding capital stock	$1,482,288,912
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
January 31, 2019 (Unaudited)
Class A
Net assets	$706,128,746
Shares outstanding	179,528,178
Net asset value per share	$3.93
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$4.05
Advisor Class
Net assets	$33,849,124
Shares outstanding	8,617,951
Net asset value per share	$3.93
Class C
Net assets	$61,373,849
Shares outstanding	15,594,366
Net asset value per share	$3.94
Institutional Class
Net assets	$624,480,685
Shares outstanding	159,090,337
Net asset value per share	$3.93
Institutional 2 Class
Net assets	$17,553,736
Shares outstanding	4,472,314
Net asset value per share	$3.92
Institutional 3 Class
Net assets	$38,902,772
Shares outstanding	9,895,785
Net asset value per share	$3.93
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	29

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$173,482
Dividends — affiliated issuers	9,274
Interest	30,169,009
Total income	30,351,765
Expenses:
Management services fees	3,394,408
Distribution and/or service fees
Class A	894,206
Class C	302,226
Class T	9
Transfer agent fees
Class A	228,676
Advisor Class	10,619
Class C	19,330
Institutional Class	188,762
Institutional 2 Class	4,679
Institutional 3 Class	1,851
Class T	2
Compensation of board members	9,879
Custodian fees	6,036
Printing and postage fees	28,635
Registration fees	110,609
Audit fees	17,813
Legal fees	9,073
Compensation of chief compliance officer	149
Other	13,139
Total expenses	5,240,101
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,665)
Total net expenses	5,238,436
Net investment income	25,113,329
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,414,990)
Futures contracts	(1,665,833)
Net realized loss	(5,080,823)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(10,956,832)
Investments — affiliated issuers	80,674
Futures contracts	(685,028)
Net change in unrealized appreciation (depreciation)	(11,561,186)
Net realized and unrealized loss	(16,642,009)
Net increase in net assets resulting from operations	$8,471,320
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$25,113,329	$41,118,425
Net realized gain (loss)	(5,080,823)	4,730,812
Net change in unrealized appreciation (depreciation)	(11,561,186)	(11,150,479)
Net increase in net assets resulting from operations	8,471,320	34,698,758
Distributions to shareholders
Net investment income and net realized gains
Class A	(14,772,537)
Advisor Class	(731,650)
Class C	(1,024,283)
Institutional Class	(12,976,114)
Institutional 2 Class	(343,129)
Institutional 3 Class	(835,939)
Class T	(131)
Net investment income
Class A		(23,248,634)
Advisor Class		(719,264)
Class C		(1,479,943)
Institutional Class		(15,196,311)
Institutional 2 Class		(412,951)
Institutional 3 Class		(783,313)
Class T		(349)
Net realized gains
Class A		(1,668,616)
Advisor Class		(42,548)
Class C		(133,996)
Institutional Class		(925,612)
Institutional 2 Class		(29,142)
Institutional 3 Class		(49,172)
Class T		(26)
Total distributions to shareholders (Note 2)	(30,683,783)	(44,689,877)
Increase in net assets from capital stock activity	91,132,932	423,202,839
Total increase in net assets	68,920,469	413,211,720
Net assets at beginning of period	1,413,368,443	1,000,156,723
Net assets at end of period	$1,482,288,912	$1,413,368,443
Undistributed (excess of distributions over) net investment income	$(37,800)	$1,037,877
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	31

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	21,961,761	86,345,296	46,486,241	186,753,717
Distributions reinvested	3,637,863	14,297,939	6,025,598	24,185,820
Redemptions	(26,055,742)	(102,173,520)	(30,718,442)	(123,365,022)
Net increase (decrease)	(456,118)	(1,530,285)	21,793,397	87,574,515
Advisor Class
Subscriptions	2,934,475	11,517,588	6,089,003	24,418,686
Distributions reinvested	186,412	731,267	190,035	761,190
Redemptions	(2,509,155)	(9,841,959)	(1,449,217)	(5,800,388)
Net increase	611,732	2,406,896	4,829,821	19,379,488
Class B
Redemptions	—	—	(2,488)	(10,153)
Net decrease	—	—	(2,488)	(10,153)
Class C
Subscriptions	2,893,966	11,384,398	6,379,868	25,648,747
Distributions reinvested	236,864	931,106	370,352	1,488,052
Redemptions	(2,479,446)	(9,749,028)	(3,826,516)	(15,347,904)
Net increase	651,384	2,566,476	2,923,704	11,788,895
Institutional Class
Subscriptions	58,815,027	230,809,702	97,553,235	390,925,633
Distributions reinvested	2,788,839	10,936,632	3,541,302	14,181,107
Redemptions	(42,233,639)	(165,387,406)	(34,240,958)	(137,257,659)
Net increase	19,370,227	76,358,928	66,853,579	267,849,081
Institutional 2 Class
Subscriptions	1,972,867	7,753,162	2,402,030	9,607,609
Distributions reinvested	87,460	342,905	110,194	441,686
Redemptions	(789,897)	(3,095,320)	(1,698,890)	(6,791,053)
Net increase	1,270,430	5,000,747	813,334	3,258,242
Institutional 3 Class
Subscriptions	3,288,307	12,954,010	9,189,930	37,008,769
Distributions reinvested	212,404	834,116	207,325	830,516
Redemptions	(1,900,832)	(7,448,052)	(1,117,500)	(4,476,514)
Net increase	1,599,879	6,340,074	8,279,755	33,362,771
Class T
Redemptions	(2,532)	(9,904)	—	—
Net decrease	(2,532)	(9,904)	—	—
Total net increase	23,045,002	91,132,932	105,491,102	423,202,839
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

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Columbia Strategic Municipal Income Fund | Semiannual Report 2019	33

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$3.99	0.07	(0.05)	0.02	(0.07)	(0.01)	(0.08)
Year Ended 7/31/2018	$4.02	0.14	(0.02)	0.12	(0.14)	(0.01)	(0.15)
Year Ended 7/31/2017	$4.18	0.14	(0.15)	(0.01)	(0.14)	(0.01)	(0.15)
Year Ended 7/31/2016	$4.02	0.16	0.17	0.33	(0.16)	(0.01)	(0.17)
Year Ended 7/31/2015	$4.00	0.17	0.02	0.19	(0.17)	—	(0.17)
Year Ended 7/31/2014	$3.83	0.17	0.17	0.34	(0.17)	—	(0.17)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$3.99	0.07	(0.04)	0.03	(0.08)	(0.01)	(0.09)
Year Ended 7/31/2018	$4.02	0.14	(0.01)	0.13	(0.15)	(0.01)	(0.16)
Year Ended 7/31/2017	$4.18	0.15	(0.15)	0.00 (f)	(0.15)	(0.01)	(0.16)
Year Ended 7/31/2016	$4.01	0.17	0.18	0.35	(0.17)	(0.01)	(0.18)
Year Ended 7/31/2015	$3.99	0.18	0.02	0.20	(0.18)	—	(0.18)
Year Ended 7/31/2014	$3.83	0.18	0.16	0.34	(0.18)	—	(0.18)
Class C
Six Months Ended 1/31/2019 (Unaudited)	$4.00	0.05	(0.04)	0.01	(0.06)	(0.01)	(0.07)
Year Ended 7/31/2018	$4.03	0.10	(0.01)	0.09	(0.11)	(0.01)	(0.12)
Year Ended 7/31/2017	$4.18	0.11	(0.14)	(0.03)	(0.11)	(0.01)	(0.12)
Year Ended 7/31/2016	$4.02	0.13	0.17	0.30	(0.13)	(0.01)	(0.14)
Year Ended 7/31/2015	$4.00	0.14	0.02	0.16	(0.14)	—	(0.14)
Year Ended 7/31/2014	$3.83	0.14	0.17	0.31	(0.14)	—	(0.14)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$3.99	0.07	(0.04)	0.03	(0.08)	(0.01)	(0.09)
Year Ended 7/31/2018	$4.02	0.14	(0.01)	0.13	(0.15)	(0.01)	(0.16)
Year Ended 7/31/2017	$4.17	0.15	(0.14)	0.01	(0.15)	(0.01)	(0.16)
Year Ended 7/31/2016	$4.01	0.17	0.17	0.34	(0.17)	(0.01)	(0.18)
Year Ended 7/31/2015	$3.99	0.18	0.02	0.20	(0.18)	—	(0.18)
Year Ended 7/31/2014	$3.82	0.18	0.17	0.35	(0.18)	—	(0.18)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$3.99	0.07	(0.05)	0.02	(0.08)	(0.01)	(0.09)
Year Ended 7/31/2018	$4.02	0.14	(0.01)	0.13	(0.15)	(0.01)	(0.16)
Year Ended 7/31/2017	$4.17	0.15	(0.14)	0.01	(0.15)	(0.01)	(0.16)
Year Ended 7/31/2016	$4.02	0.17	0.16	0.33	(0.17)	(0.01)	(0.18)
Year Ended 7/31/2015	$3.99	0.18	0.03	0.21	(0.18)	—	(0.18)
Year Ended 7/31/2014(g)	$3.80	0.12	0.18	0.30	(0.11)	—	(0.11)
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	$3.93	0.57%	0.81% (c)	0.81% (c)	3.37% (c)	15%	$706,129
Year Ended 7/31/2018	$3.99	2.98%	0.81%	0.81% (d)	3.37%	19%	$718,879
Year Ended 7/31/2017	$4.02	(0.09%)	0.83% (e)	0.82% (d),(e)	3.57%	27%	$636,647
Year Ended 7/31/2016	$4.18	8.45%	0.84% (e)	0.80% (d),(e)	3.89%	11%	$654,691
Year Ended 7/31/2015	$4.02	4.67%	0.84% (e)	0.81% (e)	4.10%	16%	$571,464
Year Ended 7/31/2014	$4.00	9.02%	0.85% (e)	0.81% (e)	4.35%	22%	$542,530
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$3.93	0.69%	0.56% (c)	0.56% (c)	3.62% (c)	15%	$33,849
Year Ended 7/31/2018	$3.99	3.24%	0.57%	0.57% (d)	3.63%	19%	$31,934
Year Ended 7/31/2017	$4.02	0.16%	0.59% (e)	0.57% (d),(e)	3.83%	27%	$12,765
Year Ended 7/31/2016	$4.18	8.99%	0.60% (e)	0.55% (d),(e)	4.07%	11%	$8,841
Year Ended 7/31/2015	$4.01	4.93%	0.60% (e)	0.56% (e)	4.38%	16%	$1,084
Year Ended 7/31/2014	$3.99	9.02%	0.60% (e)	0.56% (e)	4.60%	22%	$405
Class C
Six Months Ended 1/31/2019 (Unaudited)	$3.94	0.19%	1.56% (c)	1.56% (c)	2.62% (c)	15%	$61,374
Year Ended 7/31/2018	$4.00	2.22%	1.56%	1.56% (d)	2.61%	19%	$59,720
Year Ended 7/31/2017	$4.03	(0.59%)	1.58% (e)	1.58% (d),(e)	2.82%	27%	$48,398
Year Ended 7/31/2016	$4.18	7.64%	1.59% (e)	1.55% (d),(e)	3.12%	11%	$28,896
Year Ended 7/31/2015	$4.02	3.89%	1.59% (e)	1.56% (e)	3.35%	16%	$16,649
Year Ended 7/31/2014	$4.00	8.21%	1.60% (e)	1.56% (e)	3.59%	22%	$14,086
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$3.93	0.69%	0.56% (c)	0.56% (c)	3.62% (c)	15%	$624,481
Year Ended 7/31/2018	$3.99	3.24%	0.57%	0.57% (d)	3.62%	19%	$556,945
Year Ended 7/31/2017	$4.02	0.40%	0.59% (e)	0.58% (d),(e)	3.84%	27%	$292,664
Year Ended 7/31/2016	$4.17	8.73%	0.60% (e)	0.55% (d),(e)	4.09%	11%	$119,993
Year Ended 7/31/2015	$4.01	4.93%	0.59% (e)	0.56% (e)	4.36%	16%	$24,184
Year Ended 7/31/2014	$3.99	9.30%	0.60% (e)	0.56% (e)	4.63%	22%	$10,739
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$3.92	0.44%	0.56% (c)	0.56% (c)	3.64% (c)	15%	$17,554
Year Ended 7/31/2018	$3.99	3.23%	0.57%	0.57%	3.61%	19%	$12,762
Year Ended 7/31/2017	$4.02	0.41%	0.58% (e)	0.58% (e)	3.82%	27%	$9,597
Year Ended 7/31/2016	$4.17	8.45%	0.57% (e)	0.56% (e)	4.08%	11%	$6,129
Year Ended 7/31/2015	$4.02	5.18%	0.57% (e)	0.56% (e)	4.35%	16%	$548
Year Ended 7/31/2014(g)	$3.99	8.07%	0.58% (c),(e)	0.55% (c),(e)	4.62% (c)	22%	$91
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	35

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$3.99	0.07	(0.04)	0.03	(0.08)	(0.01)	(0.09)
Year Ended 7/31/2018	$4.03	0.15	(0.03)	0.12	(0.15)	(0.01)	(0.16)
Year Ended 7/31/2017(h)	$3.95	0.06	0.08	0.14	(0.06)	—	(0.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(f)	Rounds to zero.
(g)	Institutional 2 Class shares commenced operations on December 11, 2013. Per share data and total return reflect activity from that date.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$3.93	0.73%	0.50% (c)	0.50% (c)	3.68% (c)	15%	$38,903
Year Ended 7/31/2018	$3.99	3.02%	0.52%	0.52%	3.67%	19%	$33,118
Year Ended 7/31/2017(h)	$4.03	3.66%	0.57% (c),(i)	0.55% (c),(i)	3.94% (c)	27%	$65
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	37

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Strategic Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other
38	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However,
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	39

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are
40	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	454,606*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,665,833)
Total	(1,665,833)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(685,028)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	59,415,108

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2019.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	41

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
42	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.47% of the Fund’s average daily net assets.
To the extent the Fund invests a portion of its assets in affiliated mutual funds, exchange-traded funds and closed-end funds that pay a management services fee or, where applicable, an advisory fee to the Investment Manager, the Investment Manager has voluntarily agreed to waive net management services fees (management services fees, less reimbursements/waivers) or, where applicable, the net investment advisory services fees, (investment advisory services fees, less reimbursements/waivers) charged to such affiliated fund(s). The Investment Manager, in its discretion, may revise or discontinue this arrangement at any time.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	43

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Advisor Class	0.06
Class C	0.06
Institutional Class	0.06
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class T	0.03 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% can be reimbursed for distribution and/or shareholder servicing expenses. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $227,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
44	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below:
Amount ($)
Class A	276,896
Class C	4,541
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	0.81%	0.82%
Advisor Class	0.56	0.57
Class C	1.56	1.57
Institutional Class	0.56	0.57
Institutional 2 Class	0.56	0.57
Institutional 3 Class	0.51	0.52
Class T	0.81	0.82
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,462,408,000	31,887,000	(10,674,000)	21,213,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	45

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $276,904,601 and $210,402,870, respectively, for the six months ended January 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
46	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2019, affiliated shareholders of record owned 53.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Strategic Municipal Income Fund | Semiannual Report 2019	47

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
48	Columbia Strategic Municipal Income Fund | Semiannual Report 2019

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Columbia Strategic Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR118_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia Minnesota Tax-Exempt Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Minnesota Tax-Exempt Fund   |  Semiannual Report 2019

Columbia Minnesota Tax-Exempt Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Minnesota Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local tax.
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2007
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2016
Douglas White, CFA
Portfolio Manager
Managed Fund since December 2018
Average annual total returns (%) (for the period ended January 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/18/86	1.23	1.97	3.35	4.66
	Including sales charges		-1.88	-1.14	2.71	4.35
Advisor Class*		03/19/13	1.36	2.22	3.65	4.84
Class C	Excluding sales charges	06/26/00	0.85	1.21	2.58	3.86
	Including sales charges		-0.15	0.22	2.58	3.86
Institutional Class*		09/27/10	1.36	2.23	3.65	4.88
Institutional 2 Class*		12/11/13	1.35	2.21	3.61	4.80
Institutional 3 Class*		03/01/17	1.38	2.46	3.46	4.72
Bloomberg Barclays Minnesota Municipal Bond Index			2.22	3.22	2.87	3.90
Bloomberg Barclays Municipal Bond Index			2.05	3.26	3.57	4.55
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Minnesota Municipal Bond Index is a market capitalization-weighted index of Minnesota Investment-grade bonds with maturities of one year or more.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2019)
AAA rating	15.8
AA rating	33.4
A rating	23.2
BBB rating	9.9
BB rating	2.3
Not rated	15.4
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,012.30	1,021.27	3.96	3.97	0.78
Advisor Class	1,000.00	1,000.00	1,013.60	1,022.53	2.69	2.70	0.53
Class C	1,000.00	1,000.00	1,008.50	1,017.49	7.75	7.78	1.53
Institutional Class	1,000.00	1,000.00	1,013.60	1,022.53	2.69	2.70	0.53
Institutional 2 Class	1,000.00	1,000.00	1,013.50	1,022.48	2.74	2.75	0.54
Institutional 3 Class	1,000.00	1,000.00	1,013.80	1,022.74	2.49	2.50	0.49
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 4.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 4.2%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	1.610%	13,525,000	13,525,000
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	1.600%	11,165,000	11,165,000
Total			24,690,000
Total Floating Rate Notes (Cost $24,690,000)			24,690,000

Municipal Bonds 96.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.4%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,359,010
Series 2011
01/01/2025	5.000%	2,000,000	2,115,620
Revenue Bonds
Series 2010A
01/01/2035	5.000%	6,795,000	6,976,223
Series 2010B
01/01/2021	5.000%	2,175,000	2,239,380
Subordinated Refunding Revenue Bonds
Series 2012B
01/01/2030	5.000%	1,000,000	1,079,330
01/01/2031	5.000%	750,000	808,613
Series 2014A
01/01/2034	5.000%	1,000,000	1,109,900
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Series 2009B AMT
01/01/2022	5.000%	2,680,000	2,686,512
Total			20,374,588
Assisted Living 1.2%
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	3,000,000	2,935,530
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/2032	5.000%	325,000	334,926
11/01/2042	5.000%	1,250,000	1,285,187
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	3,000,000	2,614,350
Total			7,169,993
Charter Schools 3.9%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	2,000,000	1,955,700
07/01/2047	4.250%	1,000,000	952,140
07/01/2052	4.375%	1,500,000	1,430,340
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	500,000	509,255
07/01/2045	5.000%	2,070,000	2,013,696
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,563,825
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,620,542
City of Forest Lake(d)
Revenue Bonds
Lakes International Language Academy
08/01/2050	5.375%	3,600,000	3,630,060
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012A
12/01/2032	5.000%	220,000	229,346
12/01/2043	5.000%	1,500,000	1,539,900
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Housing & Redevelopment Authority
Refunding Revenue Bonds
Duluth Public Schools Academy
Series 2018
11/01/2038	5.000%	1,100,000	1,113,464
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	3,000,000	2,933,010
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	946,670
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	189,890
03/01/2043	4.625%	1,000,000	911,280
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	683,415
08/01/2046	4.250%	1,000,000	929,610
Total			23,152,143
Health Services 0.4%
City of Center City
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2011
11/01/2041	5.000%	1,600,000	1,620,272
Series 2014
11/01/2044	5.000%	500,000	532,520
Total			2,152,792
Higher Education 8.3%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,254,931
12/01/2040	5.000%	1,350,000	1,440,666
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	525,345
03/01/2039	4.000%	500,000	520,660
03/01/2040	4.000%	1,000,000	1,039,170
03/01/2047	4.000%	2,500,000	2,574,775
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	3,070,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Macalester College
Series 2017
03/01/2029	5.000%	150,000	178,109
03/01/2030	5.000%	175,000	206,388
03/01/2042	4.000%	900,000	929,475
03/01/2048	4.000%	600,000	616,674
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	580,435
10/01/2038	4.000%	920,000	913,762
10/01/2045	5.000%	2,500,000	2,711,050
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	854,730
12/01/2032	5.000%	1,000,000	1,153,000
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,598,730
10/01/2035	4.000%	500,000	531,155
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	848,018
04/01/2039	4.000%	2,000,000	2,071,740
Series 2017A
10/01/2035	4.000%	800,000	843,080
10/01/2037	4.000%	750,000	784,050
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	8,000,000	8,344,720
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	968,390
College of St. Scholastica
Series 2010H
12/01/2030	5.125%	870,000	888,140
12/01/2035	5.250%	1,000,000	1,019,140
Series 2011-7J
12/01/2040	6.300%	1,800,000	1,846,458
Series 2012
12/01/2027	4.250%	350,000	365,687
12/01/2032	4.000%	350,000	350,599
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	422,732
10/01/2032	5.000%	645,000	736,080
10/01/2033	5.000%	350,000	398,279
10/01/2034	5.000%	380,000	431,425
University of Minnesota
Revenue Bonds
Series 2014B
01/01/2044	4.000%	3,750,000	3,805,087

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A
04/01/2033	5.000%	1,725,000	1,997,429
04/01/2034	5.000%	1,855,000	2,140,095
Total			48,960,704
Hospital 19.2%
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	418,100
04/01/2024	4.000%	745,000	775,262
04/01/2026	4.000%	500,000	517,540
04/01/2031	4.000%	1,450,000	1,482,350
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	9,095,000	9,241,611
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,094,770
09/01/2035	4.000%	1,500,000	1,525,140
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,466,560
11/15/2044	5.000%	6,475,000	7,040,138
Revenue Bonds
Fairview Health Services
Series 2018-A
11/15/2037	4.000%	4,000,000	4,087,640
11/15/2038	4.000%	1,630,000	1,657,677
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/2025	5.250%	1,000,000	1,048,280
08/15/2035	5.250%	2,275,000	2,384,473
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,821,204
04/01/2041	5.000%	675,000	717,694
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2036	5.000%	5,000,000	6,306,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/2038	4.500%	7,750,000	8,303,893
Olmsted Medical Center Project
Series 2010
07/01/2030	5.875%	1,950,000	2,049,918
Series 2013
07/01/2024	5.000%	300,000	336,309
07/01/2027	5.000%	245,000	271,707
07/01/2028	5.000%	225,000	248,436
07/01/2033	5.000%	650,000	703,567
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,082,190
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2037	4.000%	3,175,000	3,314,922
05/01/2046	5.000%	3,500,000	3,816,715
CentraCare Health
Series 2016A
05/01/2028	5.000%	1,745,000	2,028,510
CentraCare Health System
Series 2014B
05/01/2024	5.000%	1,400,000	1,598,240
Unrefunded Revenue Bonds
CentraCare Health System
Series 2010
05/01/2030	5.125%	315,000	327,357
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2012
07/01/2034	5.000%	750,000	770,850
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,553,066
County of Kanabec Healthcare
Refunding Revenue Bonds
FirstLight Health System
BAN Series 2018
12/01/2019	2.750%	5,000,000	5,000,300

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	1,000,000	1,004,460
02/15/2048	5.000%	1,300,000	1,416,220
02/15/2058	5.000%	6,000,000	6,488,760
Essential Health Obligated Group
02/15/2043	5.000%	1,615,000	1,765,825
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2043	4.000%	3,000,000	3,013,110
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,328,890
07/01/2035	4.000%	10,630,000	10,994,184
Unrefunded Revenue Bonds
Allina Health System
Series 2009
11/15/2029	5.250%	3,450,000	3,554,604
Total			113,557,072
Joint Power Authority 6.7%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/2042	5.000%	1,500,000	1,596,270
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/2022	5.000%	250,000	279,043
12/01/2025	5.000%	400,000	441,944
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	281,795
10/01/2033	5.000%	250,000	281,513
Series 2014A
10/01/2035	5.000%	1,000,000	1,123,250
Revenue Bonds
Series 2010A
10/01/2035	5.250%	7,000,000	7,378,490
Series 2016
10/01/2041	4.000%	1,000,000	1,036,020
10/01/2047	5.000%	500,000	558,880
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	237,317
01/01/2035	5.000%	170,000	191,605
01/01/2036	5.000%	180,000	202,430
01/01/2041	5.000%	400,000	444,628
Revenue Bonds
Series 2013A
01/01/2030	5.000%	340,000	371,586
01/01/2031	5.000%	460,000	501,837
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,131,250
01/01/2041	5.000%	2,550,000	2,837,410
01/01/2046	5.000%	2,000,000	2,217,560
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,135,220
Southern Minnesota Municipal Power Agency(e)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	8,440,100
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012A
01/01/2029	5.000%	1,200,000	1,331,808
01/01/2030	5.000%	1,000,000	1,107,850
Series 2015A
01/01/2036	5.000%	1,000,000	1,131,250
Revenue Bonds
Series 2014A
01/01/2040	5.000%	1,000,000	1,103,590
01/01/2046	5.000%	4,025,000	4,428,345
Total			39,790,991
Local Appropriation 5.1%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,895,738
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/2029	5.000%	1,200,000	1,329,852
02/01/2034	5.000%	1,200,000	1,312,236
02/01/2039	5.000%	1,300,000	1,399,697

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,121,160
02/01/2042	4.000%	5,250,000	5,314,207
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2030	4.000%	450,000	478,588
05/01/2031	4.000%	450,000	474,899
St. Paul Independent School District No. 625
Certificate of Participation
Series 2017C
02/01/2028	5.000%	2,720,000	3,244,579
02/01/2029	5.000%	2,855,000	3,387,315
02/01/2030	5.000%	2,965,000	3,496,595
West St. Paul-Mendota Heights-Eagan Independent School District No. 197
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2039	4.000%	5,000,000	5,233,350
Worthington Independent School District No. 518
Certificate of Participation
Series 2017A
02/01/2039	4.000%	1,370,000	1,407,867
Total			30,096,083
Local General Obligation 14.8%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
Series 2018A
02/01/2039	4.000%	8,905,000	9,307,862
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	10,299,506
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building
Series 2015A
02/01/2031	4.000%	4,820,000	5,148,001
Centennial Independent School District No. 12(e)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	773,318
02/01/2033	0.000%	750,000	450,450
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,470,413
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Willmar
Unlimited General Obligation Refunding Bonds
Rice Memorial Hospital Project
Series 2012A
02/01/2027	5.000%	1,000,000	1,058,890
County of Otter Tail(c)
Unlimited General Obligation Bonds
Disposal Systems-Prairie Lakes
Series 2011 AMT
11/01/2030	5.000%	2,010,000	2,145,132
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/2028	4.000%	1,500,000	1,598,850
Farmington Independent School District No. 192
Unlimited General Obligation Refunding Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2026	5.000%	4,155,000	4,742,226
Goodhue Independent School District No. 253(d)
Unlimited General Obligation Bonds
School Building
Series 2019A (School District Credit Enhancement Program)
02/01/2027	5.000%	1,280,000	1,544,666
02/01/2028	5.000%	1,345,000	1,640,281
02/01/2029	5.000%	1,415,000	1,711,655
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	857,176
02/01/2033	0.000%	1,140,000	717,106
Hermantown Independent School District No. 700
Unlimited General Obligation Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2037	5.000%	4,740,000	5,328,376
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2030	5.000%	500,000	580,625
02/01/2031	5.000%	1,140,000	1,317,578
Minneapolis Special School District No. 1
Unlimited General Obligation Bonds
Long-Term Facilities Maintenance
Series 2017 (School District Credit Enhancement Program)
02/01/2031	5.000%	2,000,000	2,398,620
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,081,660
02/01/2031	4.000%	1,735,000	1,862,939

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,678,278
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2032	4.000%	1,775,000	1,896,605
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,201,300
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,445,300
Sartell-St. Stephen Independent School District No. 748(e)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,013,807
02/01/2033	0.000%	2,585,000	1,599,598
02/01/2034	0.000%	1,500,000	889,005
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	468,185
02/01/2034	4.000%	325,000	337,015
Waterville-Elysian-Morristown Independent School District No. 2143(d)
Unlimited General Obligation Bonds
School Building
Series 2019A (School District Credit Enhancement Program)
02/01/2028	5.000%	875,000	1,047,743
Total			87,612,166
Multi-Family 3.3%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,508,775
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,520,275
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	6,000,000	5,949,900
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,235,800
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018
09/01/2021	3.750%	3,000,000	3,005,280
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,516,375
Total			19,736,405
Municipal Power 0.4%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2027	4.000%	1,000,000	1,103,460
12/01/2028	4.000%	950,000	1,041,380
Total			2,144,840
Nursing Home 2.3%
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,561,592
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home
Series 2013
01/01/2039	5.125%	2,500,000	2,523,200
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	2,018,320

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,186,752
05/01/2048	5.125%	6,250,000	6,115,063
Total			13,404,927
Other Bond Issue 0.5%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project
Series 2016
06/01/2027	4.000%	100,000	109,420
06/01/2028	4.000%	170,000	184,712
06/01/2029	4.000%	165,000	178,367
06/01/2030	4.000%	125,000	134,011
06/01/2031	4.000%	100,000	105,921
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	488,575
08/01/2033	3.000%	500,000	485,080
08/01/2034	3.125%	850,000	829,039
08/01/2035	3.125%	800,000	774,368
Total			3,289,493
Other Utility 1.1%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	923,475
10/01/2032	4.000%	800,000	838,776
10/01/2033	4.000%	655,000	684,239
St. Paul Port Authority(c)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/2028	5.450%	250,000	255,005
08/01/2036	5.700%	1,250,000	1,270,513
Series 2017-4 AMT
10/01/2040	4.000%	1,000,000	1,013,860
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,398,066
Total			6,383,934
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.2%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/2030	6.250%	1,000,000	1,077,070
Prep School 0.4%
County of Rice(f)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	2,495,000	2,609,071
Refunded / Escrowed 12.4%
City of Anoka
Prerefunded 11/01/19 Revenue Bonds
Homestead Anoka, Inc. Project
Series 2011A
11/01/2040	7.000%	1,000,000	1,047,740
11/01/2046	7.000%	1,000,000	1,047,740
Series 2011B
11/01/2034	6.875%	2,765,000	2,895,314
City of Oak Park Heights
Prerefunded 08/01/20 Revenue Bonds
Housing Oakgreen Commons Project
Series 2010
08/01/2045	7.000%	2,000,000	2,150,240
Oakgreen Commons Project Memory
Series 2013
08/01/2043	6.500%	1,000,000	1,087,090
City of St. Cloud
Prerefunded 05/01/20 Revenue Bonds
CentraCare Health System
Series 2010
05/01/2030	5.125%	4,685,000	4,877,085
City of St. Louis Park
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/2039	5.750%	6,400,000	6,503,808
County of Anoka
Prerefunded 06/01/20 Revenue Bonds
Spectrum Building Co.
Series 2012A
06/01/2027	5.000%	290,000	307,873
06/01/2032	5.000%	300,000	318,489
06/01/2043	5.000%	1,000,000	1,061,630
Series 2014A
06/01/2047	5.000%	1,600,000	1,698,608

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Independent School District No. 709
Prerefunded 02/01/19 Certificate of Participation
Series 2008B (School District Credit Enhancement Program)
02/01/2026	4.750%	4,000,000	4,000,000
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 02/01/19 Revenue Bonds
Gillette Children’s Specialty
Series 2009
02/01/2027	5.000%	7,445,000	7,445,000
02/01/2029	5.000%	3,000,000	3,000,000
Prerefunded 09/01/21 Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/2042	6.625%	1,500,000	1,679,670
Prerefunded 11/15/19 Revenue Bonds
Allina Health System
Series 2009
11/15/2029	5.250%	3,550,000	3,646,382
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,964,575
11/15/2044	5.000%	1,000,000	1,185,830
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015 Escrowed to Maturity
11/15/2023	5.000%	1,000,000	1,142,470
Minnesota Higher Education Facilities Authority
Prerefunded 03/01/20 Revenue Bonds
College of St. Benedict
7th Series 2011M
03/01/2031	5.000%	300,000	310,302
03/01/2036	5.125%	275,000	284,807
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2032	6.000%	1,000,000	1,109,070
10/01/2040	6.000%	2,000,000	2,218,140
Prerefunded 10/01/22 Revenue Bonds
St. Catherine University
7th Series 2012Q
10/01/2025	5.000%	325,000	360,314
10/01/2026	5.000%	280,000	310,425
10/01/2027	5.000%	200,000	221,732
10/01/2032	5.000%	700,000	776,062
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2040	6.500%	3,500,000	3,673,530
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Territory of Guam(g)
Prerefunded 12/01/19 Revenue Bonds
Section 30
Series 2009A
12/01/2034	5.750%	3,500,000	3,617,320
University of Minnesota
Prerefunded 01/04/19 Revenue Bonds
Series 2009A
04/01/2034	5.125%	1,000,000	1,005,620
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.250%	5,000,000	5,320,300
Prerefunded 12/01/21 Revenue Bonds
Series 2011D
12/01/2036	5.000%	5,985,000	6,530,832
Total			73,797,998
Retirement Communities 4.7%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2046	5.000%	1,500,000	1,522,170
City of Apple Valley
Refunding Revenue Bonds
Apple Vally Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,902,830
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	2,500,000	2,391,000
City of Hayward
Refunding Revenue Bonds
St. John’s Lutheran Home
Series 2014
10/01/2044	5.375%	1,000,000	1,003,060
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	1,004,680
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,899,900
10/01/2047	5.000%	2,000,000	2,110,440

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,477,590
08/01/2053	5.000%	600,000	584,604
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,200,000	2,149,136
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	2,001,340
09/01/2042	5.000%	875,000	928,821
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	279,920
09/01/2037	4.250%	300,000	305,208
09/01/2042	5.000%	1,000,000	1,065,960
Dakota County Community Development Agency(f)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,488,075
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	2,039,020
Total			28,153,754
Sales Tax 0.2%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,416,137
Single Family 2.3%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	400,000	412,052
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing
Series 2016S (GNMA)
07/01/2046	3.500%	1,900,000	1,960,610
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2009
01/01/2040	5.100%	400,000	402,484
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	6,009,040	5,901,358
Minnesota Housing Finance Agency(c)
Refunding Revenue Bonds
Residential Housing
Series 2017D (GNMA) AMT
01/01/2030	3.300%	475,000	473,266
Series 2018A (GNMA) AMT
07/01/2032	3.625%	1,905,000	1,922,164
Residential Housing Finance
Series 2017A AMT
07/01/2030	3.200%	1,660,000	1,616,060
Revenue Bonds
Residential Housing
Series 2015E AMT
01/01/2046	3.500%	1,225,000	1,259,569
Total			13,947,563
State Appropriated 5.1%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/2025	5.000%	5,000,000	5,465,500
03/01/2028	5.000%	3,000,000	3,269,880
03/01/2029	5.000%	4,250,000	4,629,695
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	9,748,020
University of Minnesota
Refunding Revenue Bonds
State Supported Stadium Debt
08/01/2027	5.000%	1,185,000	1,391,937
Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,572,950
Total			30,077,982
Transportation 0.4%
Virgin Islands Public Finance Authority(f),(g)
Revenue Bonds
Series 2015
09/01/2033	5.000%	2,000,000	2,115,760
Total Municipal Bonds (Cost $563,184,324)			571,021,466

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(h)	398,550	398,550
Total Money Market Funds (Cost $398,550)		398,550
Total Investments in Securities (Cost: $588,272,874)		596,110,016
Other Assets & Liabilities, Net		(3,514,377)
Net Assets		592,595,639
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Zero coupon bond.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $6,212,906, which represents 1.05% of total net assets.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2019, the total value of these securities amounted to $5,733,080, which represents 0.97% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	24,690,000	—	24,690,000
Municipal Bonds	—	571,021,466	—	571,021,466
Money Market Funds	398,550	—	—	398,550
Total Investments in Securities	398,550	595,711,466	—	596,110,016
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	15

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $588,272,874)	$596,110,016
Cash	82,260
Receivable for:
Investments sold	155,770
Capital shares sold	1,967,971
Interest	7,383,183
Prepaid expenses	2,217
Total assets	605,701,417
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	9,528,417
Capital shares purchased	1,971,578
Distributions to shareholders	1,488,445
Management services fees	7,437
Distribution and/or service fees	4,230
Transfer agent fees	23,023
Compensation of board members	44,840
Compensation of chief compliance officer	65
Other expenses	37,743
Total liabilities	13,105,778
Net assets applicable to outstanding capital stock	$592,595,639
Represented by
Paid in capital	587,417,988
Total distributable earnings (loss) (Note 2)	5,177,651
Total - representing net assets applicable to outstanding capital stock	$592,595,639
Class A
Net assets	$385,179,784
Shares outstanding	71,974,269
Net asset value per share	$5.35
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$5.52
Advisor Class
Net assets	$10,736,520
Shares outstanding	2,007,007
Net asset value per share	$5.35
Class C
Net assets	$58,362,563
Shares outstanding	10,905,193
Net asset value per share	$5.35
Institutional Class
Net assets	$128,854,487
Shares outstanding	24,096,442
Net asset value per share	$5.35
Institutional 2 Class
Net assets	$2,290,380
Shares outstanding	428,572
Net asset value per share	$5.34
Institutional 3 Class
Net assets	$7,171,905
Shares outstanding	1,339,166
Net asset value per share	$5.36
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,388
Interest	11,391,067
Total income	11,400,455
Expenses:
Management services fees	1,363,762
Distribution and/or service fees
Class A	492,462
Class C	302,548
Transfer agent fees
Class A	100,995
Advisor Class	2,316
Class C	15,507
Institutional Class	30,831
Institutional 2 Class	787
Institutional 3 Class	313
Compensation of board members	5,507
Custodian fees	2,724
Printing and postage fees	16,158
Registration fees	9,780
Audit fees	17,346
Legal fees	5,674
Compensation of chief compliance officer	65
Other	7,825
Total expenses	2,374,600
Net investment income	9,025,855
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,103,542)
Futures contracts	(348,973)
Net realized loss	(1,452,515)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(615,748)
Net change in unrealized appreciation (depreciation)	(615,748)
Net realized and unrealized loss	(2,068,263)
Net increase in net assets resulting from operations	$6,957,592
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	17

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$9,025,855	$17,480,370
Net realized gain (loss)	(1,452,515)	489,082
Net change in unrealized appreciation (depreciation)	(615,748)	(12,530,703)
Net increase in net assets resulting from operations	6,957,592	5,438,749
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,243,544)
Advisor Class	(154,428)
Class C	(730,180)
Institutional Class	(2,055,382)
Institutional 2 Class	(43,469)
Institutional 3 Class	(124,968)
Net investment income
Class A		(12,108,331)
Advisor Class		(182,765)
Class C		(1,549,281)
Institutional Class		(3,599,969)
Institutional 2 Class		(53,815)
Institutional 3 Class		(186,427)
Net realized gains
Class A		(1,799,523)
Advisor Class		(22,579)
Class C		(314,080)
Institutional Class		(487,469)
Institutional 2 Class		(6,638)
Institutional 3 Class		(26,743)
Total distributions to shareholders (Note 2)	(9,351,971)	(20,337,620)
Increase (decrease) in net assets from capital stock activity	(7,859,754)	9,162,035
Total decrease in net assets	(10,254,133)	(5,736,836)
Net assets at beginning of period	602,849,772	608,586,608
Net assets at end of period	$592,595,639	$602,849,772
Undistributed (excess of distributions over) net investment income	$(26,441)	$299,675
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	5,131,660	27,309,668	8,535,272	46,394,897
Distributions reinvested	1,160,050	6,172,133	2,529,368	13,731,474
Redemptions	(9,311,443)	(49,461,655)	(12,776,155)	(69,352,916)
Net decrease	(3,019,733)	(15,979,854)	(1,711,515)	(9,226,545)
Advisor Class
Subscriptions	1,107,520	5,877,588	832,097	4,522,274
Distributions reinvested	28,988	154,179	37,830	204,979
Redemptions	(515,826)	(2,740,280)	(252,171)	(1,372,527)
Net increase	620,682	3,291,487	617,756	3,354,726
Class B
Redemptions	—	—	(1,812)	(9,914)
Net decrease	—	—	(1,812)	(9,914)
Class C
Subscriptions	632,404	3,359,510	1,881,405	10,261,733
Distributions reinvested	134,128	713,623	335,548	1,821,845
Redemptions	(1,716,768)	(9,117,676)	(3,664,419)	(19,869,941)
Net decrease	(950,236)	(5,044,543)	(1,447,466)	(7,786,363)
Institutional Class
Subscriptions	8,465,775	44,963,334	9,928,716	53,967,447
Distributions reinvested	375,293	1,993,869	729,681	3,957,650
Redemptions	(6,942,534)	(36,821,110)	(8,077,710)	(43,914,821)
Net increase	1,898,534	10,136,093	2,580,687	14,010,276
Institutional 2 Class
Subscriptions	145,763	773,275	338,393	1,827,505
Distributions reinvested	8,155	43,298	11,099	60,088
Redemptions	(179,110)	(952,161)	(105,875)	(568,522)
Net increase (decrease)	(25,192)	(135,588)	243,617	1,319,071
Institutional 3 Class
Subscriptions	343,502	1,828,364	1,522,818	8,367,212
Distributions reinvested	23,449	124,796	39,280	212,803
Redemptions	(393,024)	(2,080,509)	(198,707)	(1,079,231)
Net increase (decrease)	(26,073)	(127,349)	1,363,391	7,500,784
Total net increase (decrease)	(1,502,018)	(7,859,754)	1,644,658	9,162,035
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$5.37	0.08	(0.02)	0.06	(0.08)	—	(0.08)
Year Ended 7/31/2018	$5.50	0.16	(0.11)	0.05	(0.16)	(0.02)	(0.18)
Year Ended 7/31/2017	$5.68	0.17	(0.18)	(0.01)	(0.17)	(0.00) (e)	(0.17)
Year Ended 7/31/2016	$5.52	0.19	0.16	0.35	(0.19)	—	(0.19)
Year Ended 7/31/2015	$5.49	0.20	0.03	0.23	(0.20)	—	(0.20)
Year Ended 7/31/2014	$5.30	0.20	0.21	0.41	(0.21)	(0.01)	(0.22)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$5.37	0.09	(0.02)	0.07	(0.09)	—	(0.09)
Year Ended 7/31/2018	$5.50	0.17	(0.10)	0.07	(0.18)	(0.02)	(0.20)
Year Ended 7/31/2017	$5.68	0.18	(0.18)	0.00	(0.18)	(0.00) (e)	(0.18)
Year Ended 7/31/2016	$5.51	0.20	0.17	0.37	(0.20)	—	(0.20)
Year Ended 7/31/2015	$5.49	0.21	0.02	0.23	(0.21)	—	(0.21)
Year Ended 7/31/2014	$5.29	0.22	0.21	0.43	(0.22)	(0.01)	(0.23)
Class C
Six Months Ended 1/31/2019 (Unaudited)	$5.37	0.06	(0.02)	0.04	(0.06)	—	(0.06)
Year Ended 7/31/2018	$5.50	0.12	(0.11)	0.01	(0.12)	(0.02)	(0.14)
Year Ended 7/31/2017	$5.68	0.12	(0.18)	(0.06)	(0.12)	(0.00) (e)	(0.12)
Year Ended 7/31/2016	$5.52	0.14	0.16	0.30	(0.14)	—	(0.14)
Year Ended 7/31/2015	$5.49	0.15	0.03	0.18	(0.15)	—	(0.15)
Year Ended 7/31/2014	$5.30	0.16	0.21	0.37	(0.17)	(0.01)	(0.18)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$5.37	0.09	(0.02)	0.07	(0.09)	—	(0.09)
Year Ended 7/31/2018	$5.50	0.17	(0.10)	0.07	(0.18)	(0.02)	(0.20)
Year Ended 7/31/2017	$5.68	0.18	(0.18)	0.00	(0.18)	(0.00) (e)	(0.18)
Year Ended 7/31/2016	$5.52	0.20	0.16	0.36	(0.20)	—	(0.20)
Year Ended 7/31/2015	$5.49	0.21	0.03	0.24	(0.21)	—	(0.21)
Year Ended 7/31/2014	$5.29	0.22	0.21	0.43	(0.22)	(0.01)	(0.23)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$5.36	0.09	(0.02)	0.07	(0.09)	—	(0.09)
Year Ended 7/31/2018	$5.49	0.17	(0.10)	0.07	(0.18)	(0.02)	(0.20)
Year Ended 7/31/2017	$5.67	0.18	(0.18)	0.00	(0.18)	(0.00) (e)	(0.18)
Year Ended 7/31/2016	$5.52	0.20	0.15	0.35	(0.20)	—	(0.20)
Year Ended 7/31/2015	$5.49	0.21	0.03	0.24	(0.21)	—	(0.21)
Year Ended 7/31/2014(f)	$5.27	0.14	0.22	0.36	(0.14)	—	(0.14)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	$5.35	1.23%	0.78% (c)	0.78% (c)	3.06% (c)	7%	$385,180
Year Ended 7/31/2018	$5.37	0.98%	0.78%	0.78% (d)	2.90%	17%	$402,818
Year Ended 7/31/2017	$5.50	(0.20%)	0.79%	0.79% (d)	2.99%	19%	$422,118
Year Ended 7/31/2016	$5.68	6.38%	0.81%	0.81% (d)	3.35%	8%	$475,734
Year Ended 7/31/2015	$5.52	4.14%	0.82%	0.82% (d)	3.54%	9%	$409,338
Year Ended 7/31/2014	$5.49	7.82%	0.83%	0.83% (d)	3.79%	12%	$386,773
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$5.35	1.36%	0.53% (c)	0.53% (c)	3.32% (c)	7%	$10,737
Year Ended 7/31/2018	$5.37	1.23%	0.54%	0.54% (d)	3.16%	17%	$7,443
Year Ended 7/31/2017	$5.50	0.05%	0.54%	0.54% (d)	3.24%	19%	$4,228
Year Ended 7/31/2016	$5.68	6.84%	0.56%	0.56% (d)	3.55%	8%	$5,156
Year Ended 7/31/2015	$5.51	4.21%	0.57%	0.57% (d)	3.79%	9%	$861
Year Ended 7/31/2014	$5.49	8.32%	0.59%	0.59% (d)	4.05%	12%	$247
Class C
Six Months Ended 1/31/2019 (Unaudited)	$5.35	0.85%	1.53% (c)	1.53% (c)	2.31% (c)	7%	$58,363
Year Ended 7/31/2018	$5.37	0.22%	1.53%	1.53% (d)	2.14%	17%	$63,680
Year Ended 7/31/2017	$5.50	(0.95%)	1.54%	1.54% (d)	2.24%	19%	$73,206
Year Ended 7/31/2016	$5.68	5.59%	1.56%	1.56% (d)	2.58%	8%	$70,213
Year Ended 7/31/2015	$5.52	3.37%	1.57%	1.57% (d)	2.79%	9%	$50,570
Year Ended 7/31/2014	$5.49	7.02%	1.58%	1.58% (d)	3.04%	12%	$42,153
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$5.35	1.36%	0.53% (c)	0.53% (c)	3.31% (c)	7%	$128,854
Year Ended 7/31/2018	$5.37	1.23%	0.53%	0.53% (d)	3.15%	17%	$119,138
Year Ended 7/31/2017	$5.50	0.05%	0.55%	0.55% (d)	3.23%	19%	$107,860
Year Ended 7/31/2016	$5.68	6.65%	0.56%	0.56% (d)	3.56%	8%	$26,415
Year Ended 7/31/2015	$5.52	4.40%	0.57%	0.57% (d)	3.80%	9%	$8,291
Year Ended 7/31/2014	$5.49	8.29%	0.59%	0.59% (d)	4.05%	12%	$3,357
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$5.34	1.35%	0.54% (c)	0.54% (c)	3.29% (c)	7%	$2,290
Year Ended 7/31/2018	$5.36	1.21%	0.55%	0.55%	3.15%	17%	$2,433
Year Ended 7/31/2017	$5.49	0.03%	0.56%	0.56%	3.23%	19%	$1,155
Year Ended 7/31/2016	$5.67	6.48%	0.55%	0.55%	3.55%	8%	$453
Year Ended 7/31/2015	$5.52	4.42%	0.55%	0.55%	3.81%	9%	$10
Year Ended 7/31/2014(f)	$5.49	6.86%	0.54% (c)	0.54% (c)	4.07% (c)	12%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$5.38	0.09	(0.02)	0.07	(0.09)	—	(0.09)
Year Ended 7/31/2018	$5.51	0.17	(0.10)	0.07	(0.18)	(0.02)	(0.20)
Year Ended 7/31/2017(g)	$5.41	0.07	0.10 (h)	0.17	(0.07)	—	(0.07)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Institutional 2 Class shares commenced operations on December 11, 2013. Per share data and total return reflect activity from that date.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$5.36	1.38%	0.49% (c)	0.49% (c)	3.35% (c)	7%	$7,172
Year Ended 7/31/2018	$5.38	1.27%	0.50%	0.50%	3.23%	17%	$7,339
Year Ended 7/31/2017(g)	$5.51	3.20%	0.53% (c)	0.53% (c)	3.17% (c)	19%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	23

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Minnesota Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
24	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(348,973)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	8,961,232

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2019.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
28	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.46% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.06
Institutional 3 Class	0.01
The Fund and certain other affiliated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent. The lease and the Guaranty expired on January 31, 2019.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $393,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below:
Amount ($)
Class A	77,025
Class C	2,347
30	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	0.85%	0.85%
Advisor Class	0.60	0.60
Class C	1.60	1.60
Institutional Class	0.60	0.60
Institutional 2 Class	0.61	0.62
Institutional 3 Class	0.56	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
588,273,000	11,937,000	(4,100,000)	7,837,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2018 as arising on August 1, 2018.
Late year ordinary losses ($)	Post-October capital losses ($)
—	630,296
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $43,158,012 and $64,583,624, respectively, for the six months ended January 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of
32	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At January 31, 2019, affiliated shareholders of record owned 71.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	33

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
34	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2019	35

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Columbia Minnesota Tax-Exempt Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR199_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia Limited Duration Credit Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Limited Duration Credit Fund   |  Semiannual Report 2019

Columbia Limited Duration Credit Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio management
Tom Murphy, CFA
Co-Portfolio Manager
Managed Fund since 2003
Timothy Doubek, CFA
Co-Portfolio Manager
Managed Fund since 2009
Royce Wilson, CFA
Co-Portfolio Manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended January 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/19/03	1.75	1.61	1.41	3.70
	Including sales charges		-1.31	-1.42	0.79	3.39
Advisor Class*		02/28/13	1.88	1.76	1.67	3.86
Class C	Excluding sales charges	06/19/03	1.27	0.75	0.66	2.93
	Including sales charges		0.27	-0.25	0.66	2.93
Institutional Class*		09/27/10	1.78	1.76	1.67	3.91
Institutional 2 Class*		11/08/12	1.81	1.82	1.73	3.90
Institutional 3 Class*		03/19/13	1.83	1.87	1.78	3.92
Bloomberg Barclays U.S. 1-5 Year Corporate Index			2.37	2.56	2.04	4.03
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Limited Duration Credit Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2019)
Corporate Bonds & Notes	96.0
Money Market Funds	4.0
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2019)
AA rating	6.9
A rating	9.6
BBB rating	82.6
CCC rating	0.9
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Limited Duration Credit Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,017.50	1,021.17	4.07	4.08	0.80
Advisor Class	1,000.00	1,000.00	1,018.80	1,022.43	2.80	2.80	0.55
Class C	1,000.00	1,000.00	1,012.70	1,017.39	7.86	7.88	1.55
Institutional Class	1,000.00	1,000.00	1,017.80	1,022.43	2.80	2.80	0.55
Institutional 2 Class	1,000.00	1,000.00	1,018.10	1,022.74	2.49	2.50	0.49
Institutional 3 Class	1,000.00	1,000.00	1,018.30	1,022.99	2.24	2.24	0.44
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Limited Duration Credit Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 95.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.9%
Lockheed Martin Corp.
09/15/2021	3.350%	4,820,000	4,892,073
Northrop Grumman Corp.
01/15/2025	2.930%	5,985,000	5,808,227
Total			10,700,300
Automotive 1.2%
Ford Motor Credit Co. LLC
06/09/2025	4.687%	7,325,000	6,810,463
Banking 6.3%
American Express Co.
02/27/2023	3.400%	6,670,000	6,690,377
Bank of Montreal
04/13/2021	3.100%	3,985,000	4,001,259
Bank of Nova Scotia (The)
04/20/2021	3.125%	4,735,000	4,756,596
Capital One Financial Corp.
05/12/2020	2.500%	2,129,000	2,113,444
04/30/2025	4.250%	6,415,000	6,533,613
Wells Fargo & Co.
01/24/2024	3.750%	5,865,000	5,967,297
Wells Fargo Bank NA
10/22/2021	3.625%	4,610,000	4,675,517
Total			34,738,103
Cable and Satellite 3.2%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	7,662,000	7,881,938
Sky PLC(a)
09/16/2024	3.750%	9,525,000	9,710,223
Total			17,592,161
Chemicals 0.8%
LyondellBasell Industries NV
04/15/2019	5.000%	4,340,000	4,340,278
Diversified Manufacturing 2.7%
Siemens Financieringsmaatschappij NV(a)
03/16/2020	2.200%	15,420,000	15,306,863
Electric 23.2%
AEP Texas, Inc.
10/01/2022	2.400%	12,910,000	12,553,516
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Electric Power Co., Inc.
11/13/2020	2.150%	3,753,000	3,711,818
12/01/2021	3.650%	1,548,000	1,568,624
CMS Energy Corp.
03/01/2024	3.875%	9,050,000	9,162,256
11/15/2025	3.600%	7,355,000	7,263,952
DTE Energy Co.
08/01/2023	3.700%	4,175,000	4,198,760
12/01/2023	3.850%	560,000	566,947
06/01/2024	3.500%	10,400,000	10,310,175
Duke Energy Corp.
10/15/2023	3.950%	3,970,000	4,076,908
09/01/2026	2.650%	3,415,000	3,184,354
Edison International
09/15/2022	2.400%	4,995,000	4,539,671
Emera U.S. Finance LP
06/15/2021	2.700%	7,171,000	7,033,518
Eversource Energy
10/01/2024	2.900%	7,150,000	6,927,885
Pacific Gas & Electric Co.
11/15/2023	3.850%	1,775,000	1,476,935
03/01/2026	2.950%	4,095,000	3,266,283
Progress Energy, Inc.
04/01/2022	3.150%	6,922,000	6,901,732
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	4,575,000	4,516,962
Southern Co. (The)
07/01/2023	2.950%	11,835,000	11,634,030
WEC Energy Group, Inc.
06/15/2020	2.450%	290,000	287,798
06/15/2021	3.375%	4,210,000	4,228,196
06/15/2025	3.550%	7,620,000	7,624,267
Xcel Energy, Inc.
03/15/2021	2.400%	3,395,000	3,344,258
06/01/2025	3.300%	10,325,000	10,212,809
Total			128,591,654
Finance Companies 1.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	5,935,000	5,662,886
Food and Beverage 17.6%
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	17,235,000	17,201,202
Bacardi Ltd.(a)
05/15/2025	4.450%	13,030,000	12,862,604
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conagra Brands, Inc.
11/01/2025	4.600%	9,045,000	9,179,291
General Mills, Inc.
10/21/2019	2.200%	1,400,000	1,391,621
JM Smucker Co. (The)
12/06/2019	2.200%	2,140,000	2,127,258
03/15/2020	2.500%	5,390,000	5,355,747
Kraft Heinz Foods Co.
06/15/2023	4.000%	5,880,000	5,985,087
06/01/2026	3.000%	6,770,000	6,277,510
Molson Coors Brewing Co.
07/15/2026	3.000%	9,515,000	8,849,597
Mondelez International, Inc.(a)
10/28/2019	1.625%	8,515,000	8,425,303
Sysco Corp.
07/15/2021	2.500%	3,675,000	3,605,800
Tyson Foods, Inc.
08/15/2019	2.650%	8,720,000	8,703,955
Wm. Wrigley Jr., Co.(a)
10/21/2019	2.900%	7,762,000	7,766,541
Total			97,731,516
Health Care 6.4%
Becton Dickinson and Co.
11/08/2021	3.125%	5,607,000	5,559,604
12/15/2024	3.734%	6,870,000	6,859,619
Cardinal Health, Inc.
06/15/2024	3.079%	8,590,000	8,194,027
CVS Health Corp.
03/25/2025	4.100%	7,790,000	7,929,394
Express Scripts Holding Co.
02/15/2022	3.900%	4,000,000	4,057,120
Halfmoon Parent, Inc.(a)
11/15/2025	4.125%	2,678,000	2,735,178
Total			35,334,942
Healthcare Insurance 0.6%
Aetna, Inc.
11/15/2022	2.750%	3,220,000	3,148,010
Independent Energy 0.5%
Hess Corp.
07/15/2024	3.500%	2,970,000	2,843,704
Life Insurance 8.3%
AIG Global Funding(a)
07/02/2020	2.150%	2,180,000	2,151,025
Five Corners Funding Trust(a)
11/15/2023	4.419%	7,500,000	7,796,640
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Global Funding(a)
04/25/2023	3.400%	6,245,000	6,256,397
MassMutual Global Funding II(a)
06/22/2024	2.750%	8,015,000	7,747,155
Metropolitan Life Global Funding I(a)
06/12/2020	2.050%	8,980,000	8,865,999
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	13,325,000	13,093,092
Total			45,910,308
Media and Entertainment 3.0%
Discovery Communications LLC(a)
11/15/2019	2.750%	502,000	499,350
06/15/2020	2.800%	13,643,000	13,526,516
Fox Corp.(a)
01/25/2024	4.030%	2,739,000	2,793,062
Total			16,818,928
Midstream 8.5%
Enterprise Products Operating LLC
02/15/2021	2.800%	3,665,000	3,649,581
04/15/2021	2.850%	2,240,000	2,231,107
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	8,757,000	8,977,738
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	12,062,000	11,650,637
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	4,714,000	4,824,044
Western Gas Partners LP
07/01/2026	4.650%	6,537,000	6,449,110
Williams Companies, Inc. (The)
09/15/2025	4.000%	9,150,000	9,159,260
Total			46,941,477
Natural Gas 3.1%
NiSource, Inc.
11/17/2022	2.650%	8,305,000	8,057,295
06/15/2023	3.650%	6,325,000	6,365,607
Sempra Energy
06/15/2024	3.550%	3,140,000	3,068,857
Total			17,491,759
Pharmaceuticals 2.0%
AbbVie, Inc.
05/14/2025	3.600%	2,825,000	2,790,699
Allergan Funding SCS
06/15/2024	3.850%	5,350,000	5,367,147

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Limited Duration Credit Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
05/11/2022	2.650%	2,770,000	2,730,397
Total			10,888,243
Property & Casualty 1.5%
Alleghany Corp.
06/27/2022	4.950%	3,439,000	3,614,055
Liberty Mutual Insurance Co.(a)
Subordinated
10/15/2026	7.875%	3,820,000	4,567,834
Total			8,181,889
Supermarkets 0.7%
Kroger Co. (The)
08/01/2022	2.800%	3,855,000	3,778,336
Technology 1.5%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	8,870,000	8,621,871
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.0%
ERAC U.S.A. Finance LLC(a)
11/15/2024	3.850%	5,542,000	5,545,192
Total Corporate Bonds & Notes (Cost $528,969,443)			526,978,883

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(b),(c)	21,745,998	21,743,823
Total Money Market Funds (Cost $21,743,823)		21,743,823
Total Investments in Securities (Cost: $550,713,266)		548,722,706
Other Assets & Liabilities, Net		6,085,828
Net Assets		554,808,534

At January 31, 2019, securities and/or cash totaling $1,406,239 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,065	03/2019	USD	226,129,454	1,146,618	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,070)	03/2019	USD	(131,041,563)	—	(2,936,957)
U.S. Treasury 5-Year Note	(413)	03/2019	USD	(47,436,922)	—	(361,359)
U.S. Treasury Ultra 10-Year Note	(27)	03/2019	USD	(3,528,563)	—	(111,726)
Total					—	(3,410,042)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $129,648,974, which represents 23.37% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	2,783,340	156,548,389	(137,585,731)	21,745,998	—	—	214,385	21,743,823
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Limited Duration Credit Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	526,978,883	—	—	526,978,883
Money Market Funds	—	—	—	21,743,823	21,743,823
Total Investments in Securities	—	526,978,883	—	21,743,823	548,722,706
Investments in Derivatives
Asset
Futures Contracts	1,146,618	—	—	—	1,146,618
Liability
Futures Contracts	(3,410,042)	—	—	—	(3,410,042)
Total	(2,263,424)	526,978,883	—	21,743,823	546,459,282
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $528,969,443)	$526,978,883
Affiliated issuers (cost $21,743,823)	21,743,823
Margin deposits on:
Futures contracts	1,406,239
Receivable for:
Investments sold	4,183,229
Capital shares sold	1,467,826
Dividends	39,129
Interest	4,348,255
Foreign tax reclaims	8,564
Variation margin for futures contracts	241,815
Expense reimbursement due from Investment Manager	658
Prepaid expenses	2,254
Other assets	3,935
Total assets	560,424,610
Liabilities
Payable for:
Investments purchased	2,541,704
Capital shares purchased	960,716
Distributions to shareholders	1,279,119
Variation margin for futures contracts	642,699
Management services fees	6,509
Distribution and/or service fees	1,872
Transfer agent fees	69,081
Compensation of board members	62,327
Compensation of chief compliance officer	65
Other expenses	51,984
Total liabilities	5,616,076
Net assets applicable to outstanding capital stock	$554,808,534
Represented by
Paid in capital	583,064,773
Total distributable earnings (loss) (Note 2)	(28,256,239)
Total - representing net assets applicable to outstanding capital stock	$554,808,534
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Limited Duration Credit Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
January 31, 2019 (Unaudited)
Class A
Net assets	$168,507,164
Shares outstanding	17,361,603
Net asset value per share	$9.71
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.01
Advisor Class
Net assets	$47,993,030
Shares outstanding	4,943,200
Net asset value per share	$9.71
Class C
Net assets	$26,427,550
Shares outstanding	2,723,701
Net asset value per share	$9.70
Institutional Class
Net assets	$145,112,349
Shares outstanding	14,941,517
Net asset value per share	$9.71
Institutional 2 Class
Net assets	$58,157,457
Shares outstanding	5,986,608
Net asset value per share	$9.71
Institutional 3 Class
Net assets	$108,610,984
Shares outstanding	11,181,620
Net asset value per share	$9.71
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$214,385
Interest	8,761,021
Total income	8,975,406
Expenses:
Management services fees	1,237,620
Distribution and/or service fees
Class A	215,002
Class C	138,132
Class T	230
Transfer agent fees
Class A	102,536
Advisor Class	29,452
Class C	16,467
Institutional Class	91,713
Institutional 2 Class	17,300
Institutional 3 Class	4,241
Class T	109
Compensation of board members	3,967
Custodian fees	8,532
Printing and postage fees	24,214
Registration fees	55,820
Audit fees	20,025
Legal fees	5,640
Compensation of chief compliance officer	65
Other	9,185
Total expenses	1,980,250
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(118,212)
Total net expenses	1,862,038
Net investment income	7,113,368
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,007,436)
Futures contracts	(841,194)
Net realized loss	(3,848,630)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	8,546,031
Futures contracts	(1,951,915)
Net change in unrealized appreciation (depreciation)	6,594,116
Net realized and unrealized gain	2,745,486
Net increase in net assets resulting from operations	$9,858,854
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Limited Duration Credit Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$7,113,368	$12,624,997
Net realized loss	(3,848,630)	(804,331)
Net change in unrealized appreciation (depreciation)	6,594,116	(14,916,136)
Net increase (decrease) in net assets resulting from operations	9,858,854	(3,095,470)
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,086,066)
Advisor Class	(661,319)
Class C	(230,755)
Institutional Class	(2,056,492)
Institutional 2 Class	(818,975)
Institutional 3 Class	(1,576,722)
Class T	(2,188)
Net investment income
Class A		(3,402,048)
Advisor Class		(1,010,520)
Class C		(349,024)
Institutional Class		(3,694,113)
Institutional 2 Class		(1,392,798)
Institutional 3 Class		(2,490,109)
Class K		(1,118)
Class T		(5,367)
Total distributions to shareholders (Note 2)	(7,432,517)	(12,345,097)
Decrease in net assets from capital stock activity	(58,273,453)	(77,325,357)
Total decrease in net assets	(55,847,116)	(92,765,924)
Net assets at beginning of period	610,655,650	703,421,574
Net assets at end of period	$554,808,534	$610,655,650
Undistributed net investment income	$178,754	$497,903
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2019	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,594,817	15,340,164	2,746,773	26,835,329
Distributions reinvested	212,473	2,049,078	343,667	3,352,898
Redemptions	(3,021,962)	(29,115,006)	(6,424,393)	(62,661,266)
Net decrease	(1,214,672)	(11,725,764)	(3,333,953)	(32,473,039)
Advisor Class
Subscriptions	376,585	3,630,238	963,604	9,421,410
Distributions reinvested	68,547	661,161	103,549	1,010,227
Redemptions	(649,014)	(6,253,470)	(1,722,212)	(16,868,519)
Net decrease	(203,882)	(1,962,071)	(655,059)	(6,436,882)
Class B
Redemptions	—	—	(1,031)	(8,710)
Net decrease	—	—	(1,031)	(8,710)
Class C
Subscriptions	159,185	1,529,273	310,876	3,039,184
Distributions reinvested	21,851	210,607	33,256	324,347
Redemptions	(468,100)	(4,507,698)	(1,792,751)	(17,481,168)
Net decrease	(287,064)	(2,767,818)	(1,448,619)	(14,117,637)
Institutional Class
Subscriptions	1,947,589	18,757,086	7,699,164	75,523,215
Distributions reinvested	197,938	1,909,880	333,958	3,260,578
Redemptions	(4,113,566)	(39,657,143)	(11,311,531)	(110,523,611)
Net decrease	(1,968,039)	(18,990,177)	(3,278,409)	(31,739,818)
Institutional 2 Class
Subscriptions	668,327	6,445,438	2,739,342	26,814,332
Distributions reinvested	84,857	818,785	142,742	1,392,505
Redemptions	(2,448,330)	(23,660,925)	(1,598,817)	(15,639,675)
Net increase (decrease)	(1,695,146)	(16,396,702)	1,283,267	12,567,162
Institutional 3 Class
Subscriptions	568,997	5,501,389	1,091,746	10,732,213
Distributions reinvested	163,397	1,576,583	255,040	2,489,907
Redemptions	(1,376,006)	(13,249,987)	(1,860,454)	(18,085,258)
Net decrease	(643,612)	(6,172,015)	(513,668)	(4,863,138)
Class K
Distributions reinvested	—	—	99	978
Redemptions	—	—	(11,348)	(110,320)
Net decrease	—	—	(11,249)	(109,342)
Class T
Distributions reinvested	194	1,875	532	5,200
Redemptions	(27,113)	(260,781)	(15,191)	(149,153)
Net decrease	(26,919)	(258,906)	(14,659)	(143,953)
Total net decrease	(6,039,334)	(58,273,453)	(7,973,380)	(77,325,357)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Limited Duration Credit Fund | Semiannual Report 2019

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Columbia Limited Duration Credit Fund | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$9.66	0.11	0.06	0.17	(0.12)	—	(0.12)
Year Ended 7/31/2018	$9.88	0.17	(0.22)	(0.05)	(0.17)	—	(0.17)
Year Ended 7/31/2017	$9.80	0.15	0.07	0.22	(0.14)	—	(0.14)
Year Ended 7/31/2016	$9.70	0.22	0.10	0.32	(0.22)	—	(0.22)
Year Ended 7/31/2015	$9.99	0.19	(0.28)	(0.09)	(0.19)	(0.01)	(0.20)
Year Ended 7/31/2014	$10.04	0.16	0.11	0.27	(0.22)	(0.10)	(0.32)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$9.66	0.12	0.06	0.18	(0.13)	—	(0.13)
Year Ended 7/31/2018	$9.89	0.19	(0.23)	(0.04)	(0.19)	—	(0.19)
Year Ended 7/31/2017	$9.80	0.17	0.09	0.26	(0.17)	—	(0.17)
Year Ended 7/31/2016	$9.70	0.24	0.11	0.35	(0.25)	—	(0.25)
Year Ended 7/31/2015	$9.99	0.22	(0.29)	(0.07)	(0.21)	(0.01)	(0.22)
Year Ended 7/31/2014	$10.04	0.18	0.12	0.30	(0.25)	(0.10)	(0.35)
Class C
Six Months Ended 1/31/2019 (Unaudited)	$9.66	0.08	0.04	0.12	(0.08)	—	(0.08)
Year Ended 7/31/2018	$9.88	0.10	(0.23)	(0.13)	(0.09)	—	(0.09)
Year Ended 7/31/2017	$9.80	0.07	0.08	0.15	(0.07)	—	(0.07)
Year Ended 7/31/2016	$9.69	0.15	0.11	0.26	(0.15)	—	(0.15)
Year Ended 7/31/2015	$9.99	0.12	(0.30)	(0.18)	(0.11)	(0.01)	(0.12)
Year Ended 7/31/2014	$10.04	0.08	0.12	0.20	(0.15)	(0.10)	(0.25)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$9.67	0.12	0.05	0.17	(0.13)	—	(0.13)
Year Ended 7/31/2018	$9.89	0.19	(0.22)	(0.03)	(0.19)	—	(0.19)
Year Ended 7/31/2017	$9.80	0.17	0.09	0.26	(0.17)	—	(0.17)
Year Ended 7/31/2016	$9.70	0.24	0.11	0.35	(0.25)	—	(0.25)
Year Ended 7/31/2015	$9.99	0.21	(0.28)	(0.07)	(0.21)	(0.01)	(0.22)
Year Ended 7/31/2014	$10.05	0.18	0.11	0.29	(0.25)	(0.10)	(0.35)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Limited Duration Credit Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	$9.71	1.75%	0.84% (c)	0.80% (c)	2.32% (c)	30%	$168,507
Year Ended 7/31/2018	$9.66	(0.55%)	0.84% (d)	0.80% (d),(e)	1.74%	79%	$179,474
Year Ended 7/31/2017	$9.88	2.28%	0.83%	0.81% (e)	1.47%	119%	$216,524
Year Ended 7/31/2016	$9.80	3.43%	0.89%	0.83% (e)	2.29%	49%	$388,216
Year Ended 7/31/2015	$9.70	(0.96%)	0.86%	0.83% (e)	1.92%	68%	$538,661
Year Ended 7/31/2014	$9.99	2.78%	0.87%	0.84% (e)	1.55%	93%	$631,359
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$9.71	1.88%	0.59% (c)	0.55% (c)	2.57% (c)	30%	$47,993
Year Ended 7/31/2018	$9.66	(0.40%)	0.59% (d)	0.55% (d),(e)	1.99%	79%	$49,745
Year Ended 7/31/2017	$9.89	2.65%	0.59%	0.56% (e)	1.74%	119%	$57,357
Year Ended 7/31/2016	$9.80	3.68%	0.64%	0.58% (e)	2.53%	49%	$47,065
Year Ended 7/31/2015	$9.70	(0.71%)	0.61%	0.58% (e)	2.27%	68%	$48,659
Year Ended 7/31/2014	$9.99	3.04%	0.62%	0.59% (e)	1.80%	93%	$6,000
Class C
Six Months Ended 1/31/2019 (Unaudited)	$9.70	1.27%	1.59% (c)	1.55% (c)	1.56% (c)	30%	$26,428
Year Ended 7/31/2018	$9.66	(1.29%)	1.59% (d)	1.55% (d),(e)	0.97%	79%	$29,079
Year Ended 7/31/2017	$9.88	1.53%	1.58%	1.56% (e)	0.74%	119%	$44,055
Year Ended 7/31/2016	$9.80	2.76%	1.65%	1.58% (e)	1.54%	49%	$52,777
Year Ended 7/31/2015	$9.69	(1.80%)	1.61%	1.58% (e)	1.17%	68%	$66,931
Year Ended 7/31/2014	$9.99	2.01%	1.62%	1.59% (e)	0.81%	93%	$79,115
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$9.71	1.78%	0.59% (c)	0.55% (c)	2.56% (c)	30%	$145,112
Year Ended 7/31/2018	$9.67	(0.30%)	0.59% (d)	0.55% (d),(e)	1.98%	79%	$163,477
Year Ended 7/31/2017	$9.89	2.65%	0.59%	0.56% (e)	1.78%	119%	$199,635
Year Ended 7/31/2016	$9.80	3.69%	0.64%	0.58% (e)	2.53%	49%	$81,473
Year Ended 7/31/2015	$9.70	(0.71%)	0.61%	0.58% (e)	2.17%	68%	$131,631
Year Ended 7/31/2014	$9.99	2.93%	0.62%	0.59% (e)	1.81%	93%	$108,228
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2019	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.67	0.13	0.04	0.17	(0.13)	—	(0.13)
Year Ended 7/31/2018	$9.89	0.20	(0.22)	(0.02)	(0.20)	—	(0.20)
Year Ended 7/31/2017	$9.81	0.18	0.07	0.25	(0.17)	—	(0.17)
Year Ended 7/31/2016	$9.71	0.25	0.10	0.35	(0.25)	—	(0.25)
Year Ended 7/31/2015	$10.00	0.22	(0.28)	(0.06)	(0.22)	(0.01)	(0.23)
Year Ended 7/31/2014	$10.05	0.18	0.13	0.31	(0.26)	(0.10)	(0.36)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.67	0.13	0.05	0.18	(0.14)	—	(0.14)
Year Ended 7/31/2018	$9.89	0.20	(0.22)	(0.02)	(0.20)	—	(0.20)
Year Ended 7/31/2017	$9.80	0.19	0.08	0.27	(0.18)	—	(0.18)
Year Ended 7/31/2016	$9.70	0.25	0.11	0.36	(0.26)	—	(0.26)
Year Ended 7/31/2015	$10.00	0.24	(0.31)	(0.07)	(0.22)	(0.01)	(0.23)
Year Ended 7/31/2014	$10.05	0.19	0.12	0.31	(0.26)	(0.10)	(0.36)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Limited Duration Credit Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.71	1.81%	0.53% (c)	0.49% (c)	2.62% (c)	30%	$58,157
Year Ended 7/31/2018	$9.67	(0.25%)	0.53% (d)	0.50% (d)	2.06%	79%	$74,279
Year Ended 7/31/2017	$9.89	2.59%	0.52%	0.52%	1.78%	119%	$63,284
Year Ended 7/31/2016	$9.81	3.76%	0.51%	0.51%	2.60%	49%	$53,070
Year Ended 7/31/2015	$9.71	(0.63%)	0.51%	0.51%	2.26%	68%	$58,152
Year Ended 7/31/2014	$10.00	3.12%	0.51%	0.51%	1.84%	93%	$36,091
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.71	1.83%	0.48% (c)	0.44% (c)	2.67% (c)	30%	$108,611
Year Ended 7/31/2018	$9.67	(0.20%)	0.48% (d)	0.45% (d)	2.08%	79%	$114,340
Year Ended 7/31/2017	$9.89	2.75%	0.48%	0.47%	1.90%	119%	$122,034
Year Ended 7/31/2016	$9.80	3.81%	0.47%	0.46%	2.65%	49%	$3,113
Year Ended 7/31/2015	$9.70	(0.69%)	0.47%	0.46%	2.44%	68%	$2,941
Year Ended 7/31/2014	$10.00	3.16%	0.46%	0.46%	1.87%	93%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2019	19

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Limited Duration Credit Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
20	Columbia Limited Duration Credit Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Limited Duration Credit Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
22	Columbia Limited Duration Credit Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,146,618*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,410,042*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(841,194)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,951,915)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	189,234,121
Futures contracts — short	148,121,534

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
Columbia Limited Duration Credit Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset
24	Columbia Limited Duration Credit Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Limited Duration Credit Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class T	0.04 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% can be reimbursed for distribution and/or shareholder servicing expenses. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $637,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
26	Columbia Limited Duration Credit Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below:
Amount ($)
Class A	73,304
Class C	920
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	0.80%	0.80%
Advisor Class	0.55	0.55
Class C	1.55	1.55
Institutional Class	0.55	0.55
Institutional 2 Class	0.49	0.50
Institutional 3 Class	0.44	0.45
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
550,713,000	4,697,000	(8,951,000)	(4,254,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Limited Duration Credit Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The following capital loss carryforwards, determined at July 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	3,366,877	17,234,979	20,601,856
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $165,574,657 and $240,829,234, respectively, for the six months ended January 31, 2019, of which $10,019,141 and $9,947,266, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The
28	Columbia Limited Duration Credit Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2019, one unaffiliated shareholder of record owned 11.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 63.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
Columbia Limited Duration Credit Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Limited Duration Credit Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Limited Duration Credit Fund | Semiannual Report 2019	31

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Columbia Limited Duration Credit Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR183_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia Disciplined Core Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Disciplined Core Fund   |  Semiannual Report 2019

Columbia Disciplined Core Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Disciplined Core Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Brian Condon, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2010
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	04/24/03	-3.03	-1.96	10.89	15.19
	Including sales charges		-8.62	-7.59	9.57	14.50
Advisor Class*		03/19/13	-2.91	-1.69	11.17	15.36
Class C	Excluding sales charges	04/24/03	-3.41	-2.70	10.06	14.32
	Including sales charges		-4.30	-3.61	10.06	14.32
Institutional Class*		09/27/10	-2.92	-1.70	11.17	15.44
Institutional 2 Class		12/11/06	-2.90	-1.67	11.25	15.61
Institutional 3 Class*		06/01/15	-2.84	-1.61	11.19	15.34
Class R		12/11/06	-3.22	-2.22	10.61	14.89
S&P 500 Index			-3.00	-2.31	10.96	15.00
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Disciplined Core Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at January 31, 2019)
Alphabet, Inc., Class A	3.9
Facebook, Inc., Class A	3.5
Boeing Co. (The)	2.8
MasterCard, Inc., Class A	2.6
Verizon Communications, Inc.	2.6
Cisco Systems, Inc.	2.6
Citigroup, Inc.	2.5
Eli Lilly & Co.	2.3
Microsoft Corp.	2.3
Adobe, Inc.	2.1
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at January 31, 2019)
Common Stocks	98.9
Money Market Funds	1.1
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2019)
Communication Services	10.2
Consumer Discretionary	9.6
Consumer Staples	7.5
Energy	5.3
Financials	13.0
Health Care	15.4
Industrials	9.7
Information Technology	20.2
Materials	2.5
Real Estate	3.0
Utilities	3.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Disciplined Core Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	969.70	1,020.27	4.87	4.99	0.98
Advisor Class	1,000.00	1,000.00	970.90	1,021.53	3.63	3.72	0.73
Class C	1,000.00	1,000.00	965.90	1,016.48	8.57	8.79	1.73
Institutional Class	1,000.00	1,000.00	970.80	1,021.53	3.63	3.72	0.73
Institutional 2 Class	1,000.00	1,000.00	971.00	1,021.68	3.48	3.57	0.70
Institutional 3 Class	1,000.00	1,000.00	971.60	1,021.93	3.23	3.31	0.65
Class R	1,000.00	1,000.00	967.80	1,019.00	6.10	6.26	1.23
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Disciplined Core Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 10.1%
Diversified Telecommunication Services 2.5%
Verizon Communications, Inc.	2,021,400	111,298,284
Interactive Media & Services 7.4%
Alphabet, Inc., Class A(a)	150,300	169,221,267
Facebook, Inc., Class A(a)	911,000	151,854,590
Total		321,075,857
Media 0.2%
Comcast Corp., Class A	213,610	7,811,718
Total Communication Services		440,185,859
Consumer Discretionary 9.5%
Automobiles 0.6%
Harley-Davidson, Inc.	719,733	26,529,359
Diversified Consumer Services 0.2%
H&R Block, Inc.	377,200	8,898,148
Hotels, Restaurants & Leisure 1.6%
Marriott International, Inc., Class A	409,100	46,854,223
Starbucks Corp.	311,222	21,206,667
Total		68,060,890
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.(a)	45,400	78,030,342
Booking Holdings, Inc.(a)	39,200	71,846,152
Total		149,876,494
Multiline Retail 1.0%
Kohl’s Corp.	608,600	41,804,734
Specialty Retail 2.0%
Advance Auto Parts, Inc.	212,500	33,830,000
Best Buy Co., Inc.	602,800	35,709,872
Foot Locker, Inc.	280,198	15,660,266
Total		85,200,138
Textiles, Apparel & Luxury Goods 0.7%
Ralph Lauren Corp.	279,295	32,437,321
Total Consumer Discretionary		412,807,084
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.4%
Food & Staples Retailing 2.9%
Walgreens Boots Alliance, Inc.	1,070,150	77,329,039
Walmart, Inc.	503,300	48,231,239
Total		125,560,278
Food Products 0.8%
Tyson Foods, Inc., Class A	576,400	35,690,688
Household Products 1.4%
Kimberly-Clark Corp.	468,550	52,187,099
Procter & Gamble Co. (The)	108,900	10,505,583
Total		62,692,682
Tobacco 2.3%
Altria Group, Inc.	1,122,000	55,370,700
Philip Morris International, Inc.	561,800	43,101,296
Total		98,471,996
Total Consumer Staples		322,415,644
Energy 5.2%
Energy Equipment & Services 0.4%
National Oilwell Varco, Inc.	557,400	16,432,152
Oil, Gas & Consumable Fuels 4.8%
Chevron Corp.	249,500	28,605,175
ConocoPhillips	1,319,060	89,287,171
Marathon Petroleum Corp.	402,300	26,656,398
Valero Energy Corp.	762,650	66,975,923
Total		211,524,667
Total Energy		227,956,819
Financials 12.8%
Banks 4.7%
Citigroup, Inc.	1,658,800	106,926,248
Comerica, Inc.	171,300	13,488,162
JPMorgan Chase & Co.	793,400	82,116,900
Total		202,531,310
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.2%
CME Group, Inc.	134,100	24,443,748
Intercontinental Exchange, Inc.	471,100	36,161,636
S&P Global, Inc.	439,500	84,230,175
T. Rowe Price Group, Inc.	407,500	38,084,950
Total		182,920,509
Consumer Finance 1.3%
Capital One Financial Corp.	724,000	58,347,160
Diversified Financial Services 0.3%
Voya Financial, Inc.	300,300	13,942,929
Insurance 2.3%
Allstate Corp. (The)	750,300	65,928,861
Prudential Financial, Inc.	391,700	36,091,238
Total		102,020,099
Total Financials		559,762,007
Health Care 15.2%
Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.(a)	188,700	23,202,552
Biogen, Inc.(a)	92,000	30,707,760
BioMarin Pharmaceutical, Inc.(a)	204,700	20,095,399
Gilead Sciences, Inc.	286,200	20,036,862
Vertex Pharmaceuticals, Inc.(a)	142,900	27,281,039
Total		121,323,612
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	355,400	25,937,092
Baxter International, Inc.	935,800	67,836,142
Total		93,773,234
Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	80,994	6,752,470
Cardinal Health, Inc.	744,110	37,183,177
HCA Healthcare, Inc.	134,600	18,767,278
Humana, Inc.	31,800	9,825,882
McKesson Corp.	448,700	57,545,775
Total		130,074,582
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	129,800	9,871,290
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 7.0%
Allergan PLC	56,600	8,149,268
Bristol-Myers Squibb Co.	1,669,900	82,442,963
Eli Lilly & Co.	825,700	98,968,402
Johnson & Johnson	303,200	40,349,856
Merck & Co., Inc.	1,008,400	75,055,212
Total		304,965,701
Total Health Care		660,008,419
Industrials 9.6%
Aerospace & Defense 2.8%
Boeing Co. (The)	311,500	120,120,630
Airlines 1.8%
Delta Air Lines, Inc.	1,298,650	64,192,269
Southwest Airlines Co.	277,300	15,739,548
Total		79,931,817
Electrical Equipment 1.3%
Acuity Brands, Inc.	42,380	5,124,166
Emerson Electric Co.	212,500	13,912,375
Rockwell Automation, Inc.	232,800	39,464,256
Total		58,500,797
Industrial Conglomerates 1.1%
Honeywell International, Inc.	329,200	47,282,996
Machinery 1.4%
Snap-On, Inc.	373,936	62,069,637
Professional Services 0.2%
Robert Half International, Inc.	100,500	6,475,215
Road & Rail 0.6%
Union Pacific Corp.	151,800	24,146,826
Trading Companies & Distributors 0.4%
W.W. Grainger, Inc.	61,000	18,018,790
Total Industrials		416,546,708
Information Technology 20.0%
Communications Equipment 3.0%
Cisco Systems, Inc.	2,334,500	110,398,505
F5 Networks, Inc.(a)	119,800	19,281,810
Total		129,680,315

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Core Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.6%
MasterCard, Inc., Class A	537,800	113,545,714
VeriSign, Inc.(a)	468,500	79,302,995
Visa, Inc., Class A	388,800	52,491,888
Total		245,340,597
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	56,400	5,575,704
Broadcom, Inc.	157,600	42,276,200
QUALCOMM, Inc.	1,475,800	73,081,616
Total		120,933,520
Software 5.6%
Adobe, Inc.(a)	360,700	89,388,674
Fortinet, Inc.(a)	182,400	13,966,368
Microsoft Corp.(b)	926,600	96,764,838
VMware, Inc., Class A	297,900	45,003,753
Total		245,123,633
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	532,380	88,609,327
HP, Inc.	867,100	19,102,213
NetApp, Inc.	319,200	20,355,384
Total		128,066,924
Total Information Technology		869,144,989
Materials 2.5%
Chemicals 1.8%
Eastman Chemical Co.	89,011	7,176,067
LyondellBasell Industries NV, Class A	834,200	72,550,374
Total		79,726,441
Metals & Mining 0.7%
Nucor Corp.	471,980	28,904,055
Total Materials		108,630,496
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 3.0%
American Tower Corp.	160,000	27,654,400
Host Hotels & Resorts, Inc.	3,923,600	70,860,216
Simon Property Group, Inc.	169,400	30,851,128
Total		129,365,744
Total Real Estate		129,365,744
Utilities 3.5%
Electric Utilities 0.5%
Entergy Corp.	176,200	15,715,278
Exelon Corp.	153,000	7,307,280
Total		23,022,558
Independent Power and Renewable Electricity Producers 1.4%
NRG Energy, Inc.	1,542,800	63,115,948
Multi-Utilities 1.6%
CenterPoint Energy, Inc.	1,354,900	41,893,508
Public Service Enterprise Group, Inc.	483,500	26,374,925
Total		68,268,433
Total Utilities		154,406,939
Total Common Stocks (Cost $3,569,941,885)		4,301,230,708

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(c),(d)	50,019,492	50,014,490
Total Money Market Funds (Cost $50,014,490)		50,014,490
Total Investments in Securities (Cost: $3,619,956,375)		4,351,245,198
Other Assets & Liabilities, Net		2,382,394
Net Assets		4,353,627,592

At January 31, 2019, securities and/or cash totaling $4,678,464 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	444	03/2019	USD	60,039,900	2,420,563	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	47,331,148	293,870,046	(291,181,702)	50,019,492	(493)	493	669,618	50,014,490
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Core Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	440,185,859	—	—	—	440,185,859
Consumer Discretionary	412,807,084	—	—	—	412,807,084
Consumer Staples	322,415,644	—	—	—	322,415,644
Energy	227,956,819	—	—	—	227,956,819
Financials	559,762,007	—	—	—	559,762,007
Health Care	660,008,419	—	—	—	660,008,419
Industrials	416,546,708	—	—	—	416,546,708
Information Technology	869,144,989	—	—	—	869,144,989
Materials	108,630,496	—	—	—	108,630,496
Real Estate	129,365,744	—	—	—	129,365,744
Utilities	154,406,939	—	—	—	154,406,939
Total Common Stocks	4,301,230,708	—	—	—	4,301,230,708
Money Market Funds	—	—	—	50,014,490	50,014,490
Total Investments in Securities	4,301,230,708	—	—	50,014,490	4,351,245,198
Investments in Derivatives
Asset
Futures Contracts	2,420,563	—	—	—	2,420,563
Total	4,303,651,271	—	—	50,014,490	4,353,665,761
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,569,941,885)	$4,301,230,708
Affiliated issuers (cost $50,014,490)	50,014,490
Receivable for:
Investments sold	134,697,801
Capital shares sold	733,269
Dividends	2,758,983
Variation margin for futures contracts	488,400
Prepaid expenses	8,282
Other assets	29,146
Total assets	4,489,961,079
Liabilities
Payable for:
Investments purchased	130,548,721
Capital shares purchased	5,070,182
Management services fees	74,104
Distribution and/or service fees	25,066
Transfer agent fees	246,710
Compensation of board members	234,470
Compensation of chief compliance officer	474
Other expenses	133,760
Total liabilities	136,333,487
Net assets applicable to outstanding capital stock	$4,353,627,592
Represented by
Paid in capital	3,551,376,361
Total distributable earnings (loss) (Note 2)	802,251,231
Total - representing net assets applicable to outstanding capital stock	$4,353,627,592
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Core Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
January 31, 2019 (Unaudited)
Class A
Net assets	$3,495,660,642
Shares outstanding	305,861,890
Net asset value per share	$11.43
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.13
Advisor Class
Net assets	$11,088,673
Shares outstanding	960,877
Net asset value per share	$11.54
Class C
Net assets	$50,457,687
Shares outstanding	4,504,898
Net asset value per share	$11.20
Institutional Class
Net assets	$461,022,666
Shares outstanding	40,123,954
Net asset value per share	$11.49
Institutional 2 Class
Net assets	$50,142,724
Shares outstanding	4,379,038
Net asset value per share	$11.45
Institutional 3 Class
Net assets	$281,312,112
Shares outstanding	24,461,589
Net asset value per share	$11.50
Class R
Net assets	$3,943,088
Shares outstanding	345,132
Net asset value per share	$11.42
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$50,618,504
Dividends — affiliated issuers	669,618
Total income	51,288,122
Expenses:
Management services fees	13,675,171
Distribution and/or service fees
Class A	4,531,938
Class C	246,261
Class R	10,944
Class T	1,194
Transfer agent fees
Class A	1,526,358
Advisor Class	4,456
Class C	20,765
Institutional Class	135,431
Institutional 2 Class	14,317
Institutional 3 Class	10,516
Class R	1,840
Class T	393
Compensation of board members	15,239
Custodian fees	17,422
Printing and postage fees	164,317
Registration fees	87,861
Audit fees	17,398
Legal fees	21,075
Compensation of chief compliance officer	474
Other	39,468
Total expenses	20,542,838
Net investment income	30,745,284
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	136,728,190
Investments — affiliated issuers	(493)
Futures contracts	(4,978,800)
Net realized gain	131,748,897
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(293,464,391)
Investments — affiliated issuers	493
Futures contracts	1,569,320
Net change in unrealized appreciation (depreciation)	(291,894,578)
Net realized and unrealized loss	(160,145,681)
Net decrease in net assets resulting from operations	$(129,400,397)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Core Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$30,745,284	$40,345,089
Net realized gain	131,748,897	320,562,021
Net change in unrealized appreciation (depreciation)	(291,894,578)	370,014,185
Net increase (decrease) in net assets resulting from operations	(129,400,397)	730,921,295
Distributions to shareholders
Net investment income and net realized gains
Class A	(262,138,569)
Advisor Class	(839,395)
Class C	(3,399,386)
Institutional Class	(34,732,155)
Institutional 2 Class	(3,823,913)
Institutional 3 Class	(21,752,522)
Class R	(302,970)
Class T	(88,745)
Net investment income
Class A		(52,999,190)
Advisor Class		(110,839)
Class C		(466,638)
Institutional Class		(2,841,035)
Institutional 2 Class		(2,080,750)
Institutional 3 Class		(5,480,347)
Class K		(25,699)
Class R		(60,849)
Class T		(20,965)
Net realized gains
Class A		(162,252,446)
Advisor Class		(292,108)
Class C		(2,658,313)
Institutional Class		(7,504,180)
Institutional 2 Class		(5,347,909)
Institutional 3 Class		(13,727,135)
Class K		(75,700)
Class R		(218,938)
Class T		(64,017)
Total distributions to shareholders (Note 2)	(327,077,655)	(256,227,058)
Increase (decrease) in net assets from capital stock activity	419,792,351	(210,114,426)
Total increase (decrease) in net assets	(36,685,701)	264,579,811
Net assets at beginning of period	4,390,313,293	4,125,733,482
Net assets at end of period	$4,353,627,592	$4,390,313,293
Undistributed net investment income	$9,414,700	$21,168,153
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2019	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	4,718,468	56,605,811	4,941,593	60,798,153
Distributions reinvested	23,405,065	259,094,070	18,003,505	212,621,389
Redemptions	(16,173,843)	(194,518,816)	(33,573,703)	(406,351,415)
Net increase (decrease)	11,949,690	121,181,065	(10,628,605)	(132,931,873)
Advisor Class
Subscriptions	227,446	2,824,656	455,836	5,617,284
Distributions reinvested	75,055	839,113	33,785	402,720
Redemptions	(91,460)	(1,049,106)	(308,584)	(3,758,651)
Net increase	211,041	2,614,663	181,037	2,261,353
Class B
Redemptions	—	—	(250)	(3,689)
Net decrease	—	—	(250)	(3,689)
Class C
Subscriptions	951,218	11,201,601	945,562	11,385,008
Distributions reinvested	293,072	3,182,757	252,632	2,930,530
Redemptions	(586,279)	(6,764,448)	(2,437,629)	(29,596,219)
Net increase (decrease)	658,011	7,619,910	(1,239,435)	(15,280,681)
Institutional Class
Subscriptions	25,379,246	310,444,530	6,256,539	76,785,167
Distributions reinvested	3,065,100	34,114,567	833,483	9,893,443
Redemptions	(5,290,481)	(62,465,225)	(3,859,836)	(46,731,235)
Net increase	23,153,865	282,093,872	3,230,186	39,947,375
Institutional 2 Class
Subscriptions	401,509	4,940,567	1,278,465	15,633,848
Distributions reinvested	341,063	3,782,389	627,930	7,428,412
Redemptions	(452,359)	(5,619,242)	(7,456,011)	(92,888,582)
Net increase (decrease)	290,213	3,103,714	(5,549,616)	(69,826,322)
Institutional 3 Class
Subscriptions	369,869	4,325,406	1,516,002	19,007,087
Distributions reinvested	1,950,614	21,729,841	1,616,775	19,207,291
Redemptions	(1,710,544)	(21,455,387)	(5,656,504)	(69,683,619)
Net increase (decrease)	609,939	4,599,860	(2,523,727)	(31,469,241)
Class K
Subscriptions	—	—	2,423	30,466
Distributions reinvested	—	—	8,517	101,179
Redemptions	—	—	(148,877)	(1,863,391)
Net decrease	—	—	(137,937)	(1,731,746)
Class R
Subscriptions	52,353	627,647	126,659	1,529,760
Distributions reinvested	12,786	141,540	10,919	128,960
Redemptions	(88,469)	(1,050,054)	(200,845)	(2,426,074)
Net decrease	(23,330)	(280,867)	(63,267)	(767,354)
Class T
Distributions reinvested	7,934	88,469	7,129	84,760
Redemptions	(111,017)	(1,228,335)	(32,853)	(397,008)
Net decrease	(103,083)	(1,139,866)	(25,724)	(312,248)
Total net increase (decrease)	36,746,346	419,792,351	(16,757,338)	(210,114,426)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Core Fund | Semiannual Report 2019

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Columbia Disciplined Core Fund | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$12.76	0.08	(0.50)	(0.42)	(0.11)	(0.80)	(0.91)
Year Ended 7/31/2018	$11.43	0.11	1.95	2.06	(0.18)	(0.55)	(0.73)
Year Ended 7/31/2017	$10.00	0.18	1.38	1.56	(0.13)	—	(0.13)
Year Ended 7/31/2016	$9.99	0.13	(0.00) (e)	0.13	(0.12)	—	(0.12)
Year Ended 7/31/2015	$8.93	0.11	1.05	1.16	(0.10)	—	(0.10)
Year Ended 7/31/2014	$7.75	0.09	1.23	1.32	(0.14)	—	(0.14)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$12.89	0.10	(0.51)	(0.41)	(0.14)	(0.80)	(0.94)
Year Ended 7/31/2018	$11.54	0.14	1.97	2.11	(0.21)	(0.55)	(0.76)
Year Ended 7/31/2017	$10.09	0.21	1.39	1.60	(0.15)	—	(0.15)
Year Ended 7/31/2016	$10.07	0.14	0.03 (f)	0.17	(0.15)	—	(0.15)
Year Ended 7/31/2015	$9.00	0.14	1.05	1.19	(0.12)	—	(0.12)
Year Ended 7/31/2014	$7.81	0.11	1.24	1.35	(0.16)	—	(0.16)
Class C
Six Months Ended 1/31/2019 (Unaudited)	$12.47	0.04	(0.49)	(0.45)	(0.02)	(0.80)	(0.82)
Year Ended 7/31/2018	$11.20	0.02	1.90	1.92	(0.10)	(0.55)	(0.65)
Year Ended 7/31/2017	$9.80	0.09	1.37	1.46	(0.06)	—	(0.06)
Year Ended 7/31/2016	$9.78	0.05	0.02 (f)	0.07	(0.05)	—	(0.05)
Year Ended 7/31/2015	$8.75	0.04	1.02	1.06	(0.03)	—	(0.03)
Year Ended 7/31/2014	$7.61	0.03	1.20	1.23	(0.09)	—	(0.09)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$12.84	0.10	(0.51)	(0.41)	(0.14)	(0.80)	(0.94)
Year Ended 7/31/2018	$11.50	0.14	1.96	2.10	(0.21)	(0.55)	(0.76)
Year Ended 7/31/2017	$10.06	0.23	1.37	1.60	(0.16)	—	(0.16)
Year Ended 7/31/2016	$10.04	0.15	0.02 (f)	0.17	(0.15)	—	(0.15)
Year Ended 7/31/2015	$8.97	0.14	1.05	1.19	(0.12)	—	(0.12)
Year Ended 7/31/2014	$7.79	0.11	1.23	1.34	(0.16)	—	(0.16)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$12.80	0.10	(0.50)	(0.40)	(0.15)	(0.80)	(0.95)
Year Ended 7/31/2018	$11.47	0.15	1.95	2.10	(0.22)	(0.55)	(0.77)
Year Ended 7/31/2017	$10.03	0.22	1.38	1.60	(0.16)	—	(0.16)
Year Ended 7/31/2016	$10.02	0.16	0.01 (f)	0.17	(0.16)	—	(0.16)
Year Ended 7/31/2015	$8.96	0.14	1.06	1.20	(0.14)	—	(0.14)
Year Ended 7/31/2014	$7.77	0.13	1.24	1.37	(0.18)	—	(0.18)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Core Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	$11.43	(3.03%)	0.98% (c)	0.98% (c)	1.37% (c)	40%	$3,495,661
Year Ended 7/31/2018	$12.76	18.55%	0.98%	0.98% (d)	0.90%	71%	$3,749,864
Year Ended 7/31/2017	$11.43	15.74%	1.03%	1.03% (d)	1.66%	72%	$3,481,990
Year Ended 7/31/2016	$10.00	1.39%	1.04%	1.04% (d)	1.34%	77%	$3,475,816
Year Ended 7/31/2015	$9.99	13.03%	1.06%	1.06% (d)	1.12%	77%	$3,601,777
Year Ended 7/31/2014	$8.93	17.21%	1.11%	1.11% (d)	1.12%	73%	$3,325,544
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$11.54	(2.91%)	0.73% (c)	0.73% (c)	1.63% (c)	40%	$11,089
Year Ended 7/31/2018	$12.89	18.83%	0.73%	0.73% (d)	1.15%	71%	$9,665
Year Ended 7/31/2017	$11.54	16.05%	0.77%	0.77% (d)	1.98%	72%	$6,566
Year Ended 7/31/2016	$10.09	1.75%	0.80%	0.80% (d)	1.50%	77%	$3,298
Year Ended 7/31/2015	$10.07	13.29%	0.80%	0.80% (d)	1.40%	77%	$948
Year Ended 7/31/2014	$9.00	17.45%	0.87%	0.87% (d)	1.34%	73%	$195
Class C
Six Months Ended 1/31/2019 (Unaudited)	$11.20	(3.41%)	1.73% (c)	1.73% (c)	0.63% (c)	40%	$50,458
Year Ended 7/31/2018	$12.47	17.56%	1.73%	1.73% (d)	0.17%	71%	$47,968
Year Ended 7/31/2017	$11.20	14.94%	1.77%	1.77% (d)	0.91%	72%	$56,943
Year Ended 7/31/2016	$9.80	0.74%	1.79%	1.79% (d)	0.57%	77%	$58,819
Year Ended 7/31/2015	$9.78	12.17%	1.80%	1.80% (d)	0.37%	77%	$52,590
Year Ended 7/31/2014	$8.75	16.20%	1.86%	1.86% (d)	0.37%	73%	$35,687
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$11.49	(2.92%)	0.73% (c)	0.73% (c)	1.74% (c)	40%	$461,023
Year Ended 7/31/2018	$12.84	18.80%	0.73%	0.73% (d)	1.15%	71%	$217,861
Year Ended 7/31/2017	$11.50	16.01%	0.77%	0.77% (d)	2.12%	72%	$157,993
Year Ended 7/31/2016	$10.06	1.75%	0.79%	0.79% (d)	1.58%	77%	$43,386
Year Ended 7/31/2015	$10.04	13.34%	0.80%	0.80% (d)	1.38%	77%	$43,636
Year Ended 7/31/2014	$8.97	17.38%	0.87%	0.87% (d)	1.35%	73%	$6,030
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$11.45	(2.90%)	0.70% (c)	0.70% (c)	1.65% (c)	40%	$50,143
Year Ended 7/31/2018	$12.80	18.82%	0.70%	0.70%	1.22%	71%	$52,336
Year Ended 7/31/2017	$11.47	16.14%	0.71%	0.71%	2.05%	72%	$110,542
Year Ended 7/31/2016	$10.03	1.75%	0.71%	0.71%	1.67%	77%	$79,994
Year Ended 7/31/2015	$10.02	13.40%	0.70%	0.70%	1.47%	77%	$76,799
Year Ended 7/31/2014	$8.96	17.75%	0.70%	0.70%	1.53%	73%	$57,466
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2019	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$12.85	0.11	(0.51)	(0.40)	(0.15)	(0.80)	(0.95)
Year Ended 7/31/2018	$11.51	0.15	1.96	2.11	(0.22)	(0.55)	(0.77)
Year Ended 7/31/2017	$10.07	0.27	1.34	1.61	(0.17)	—	(0.17)
Year Ended 7/31/2016	$10.06	0.09	0.08 (f)	0.17	(0.16)	—	(0.16)
Year Ended 7/31/2015(g)	$10.09	0.02	(0.05) (f)	(0.03)	—	—	—
Class R
Six Months Ended 1/31/2019 (Unaudited)	$12.74	0.07	(0.51)	(0.44)	(0.08)	(0.80)	(0.88)
Year Ended 7/31/2018	$11.42	0.08	1.94	2.02	(0.15)	(0.55)	(0.70)
Year Ended 7/31/2017	$9.99	0.15	1.39	1.54	(0.11)	—	(0.11)
Year Ended 7/31/2016	$9.98	0.10	0.01 (f)	0.11	(0.10)	—	(0.10)
Year Ended 7/31/2015	$8.92	0.08	1.06	1.14	(0.08)	—	(0.08)
Year Ended 7/31/2014	$7.75	0.07	1.22	1.29	(0.12)	—	(0.12)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(g)	Institutional 3 Class shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Core Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$11.50	(2.84%)	0.65% (c)	0.65% (c)	1.70% (c)	40%	$281,312
Year Ended 7/31/2018	$12.85	18.89%	0.65%	0.65%	1.23%	71%	$306,602
Year Ended 7/31/2017	$11.51	16.12%	0.66%	0.66%	2.46%	72%	$303,699
Year Ended 7/31/2016	$10.07	1.82%	0.68%	0.68%	0.92%	77%	$1,054
Year Ended 7/31/2015(g)	$10.06	(0.30%)	0.60% (c)	0.60% (c)	1.16% (c)	77%	$2
Class R
Six Months Ended 1/31/2019 (Unaudited)	$11.42	(3.22%)	1.23% (c)	1.23% (c)	1.12% (c)	40%	$3,943
Year Ended 7/31/2018	$12.74	18.21%	1.23%	1.23% (d)	0.65%	71%	$4,693
Year Ended 7/31/2017	$11.42	15.49%	1.27%	1.27% (d)	1.43%	72%	$4,929
Year Ended 7/31/2016	$9.99	1.13%	1.29%	1.29% (d)	1.10%	77%	$4,349
Year Ended 7/31/2015	$9.98	12.78%	1.31%	1.31% (d)	0.86%	77%	$4,943
Year Ended 7/31/2014	$8.92	16.81%	1.37%	1.37% (d)	0.89%	73%	$3,655
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2019	19

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Disciplined Core Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
20	Columbia Disciplined Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any
Columbia Disciplined Core Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
22	Columbia Disciplined Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,420,563*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(4,978,800)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,569,320
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	65,196,473

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Disciplined Core Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date.
24	Columbia Disciplined Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.63% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Disciplined Core Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.08
Class T	0.03 (a)

(a)	Unannualized.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expired on January 31, 2019. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2019 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $22,506, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00%, 0.50% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C, Class R and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% fee, up to 0.25% can be reimbursed
26	Columbia Disciplined Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
for distribution and/or shareholder servicing expenses. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,289,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below:
Amount ($)
Class A	617,576
Class C	1,685
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	1.12%	1.12%
Advisor Class	0.87	0.87
Class C	1.87	1.87
Institutional Class	0.87	0.87
Institutional 2 Class	0.85	0.83
Institutional 3 Class	0.80	0.78
Class R	1.37	1.37
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Disciplined Core Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,619,956,000	837,458,000	(103,748,000)	733,710,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
18,579,540	—	—	18,579,540
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,821,168,726 and $1,703,120,785, respectively, for the six months ended January 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2019.
28	Columbia Disciplined Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Note 9. Significant risks
Shareholder concentration risk
At January 31, 2019, affiliated shareholders of record owned 84.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Disciplined Core Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Disciplined Core Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Disciplined Core Fund | Semiannual Report 2019	31

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Columbia Disciplined Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR177_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia Income Opportunities Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Income Opportunities Fund   |  Semiannual Report 2019

Columbia Income Opportunities Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio management
Brian Lavin, CFA
Lead Portfolio Manager
Managed Fund since 2003
Daniel DeYoung
Portfolio Manager
Managed Fund since February 2019
Average annual total returns (%) (for the period ended January 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/19/03	1.26	0.42	3.69	8.76
	Including sales charges		-3.56	-4.31	2.69	8.23
Advisor Class*		11/08/12	1.39	0.69	3.95	8.93
Class C	Excluding sales charges	06/19/03	0.87	-0.33	2.92	7.98
	Including sales charges		-0.12	-1.29	2.92	7.98
Institutional Class*		09/27/10	1.39	0.68	3.93	8.99
Institutional 2 Class*		11/08/12	1.42	0.66	4.05	8.99
Institutional 3 Class*		03/07/11	1.45	0.81	4.10	9.10
Class R*		09/27/10	1.13	0.17	3.41	8.49
ICE BofAML BB-B US Cash Pay High Yield Constrained Index			1.69	1.86	4.63	9.71
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The ICE BofAML BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Income Opportunities Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2019)
Common Stocks	0.0 (a)
Convertible Bonds	0.0 (a)
Corporate Bonds & Notes	88.5
Money Market Funds	7.8
Senior Loans	3.7
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2019)
BBB rating	0.5
BB rating	45.1
B rating	50.7
CCC rating	3.6
Not rated	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Income Opportunities Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,012.60	1,019.96	5.28	5.30	1.04
Advisor Class	1,000.00	1,000.00	1,013.90	1,021.22	4.01	4.02	0.79
Class C	1,000.00	1,000.00	1,008.70	1,016.18	9.06	9.10	1.79
Institutional Class	1,000.00	1,000.00	1,013.90	1,021.22	4.01	4.02	0.79
Institutional 2 Class	1,000.00	1,000.00	1,014.20	1,021.58	3.66	3.67	0.72
Institutional 3 Class	1,000.00	1,000.00	1,014.50	1,021.83	3.40	3.41	0.67
Class R	1,000.00	1,000.00	1,011.30	1,018.70	6.54	6.56	1.29
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Income Opportunities Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c),(d)	275,078	0
Loral Space & Communications, Inc.(b)	101	3,648
Ziff Davis Holdings, Inc.(a),(b),(d)	6,107	61
Total		3,709
Total Communication Services		3,709
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	540	83,122
Total Consumer Discretionary		83,122
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	17,536
Total Industrials		17,536
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c),(d)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		104,367

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d),(e)
Subordinated
06/12/2015	0.000%	3,896,787	0
Total Convertible Bonds (Cost $—)			0

Corporate Bonds & Notes 88.5%

Aerospace & Defense 2.2%
Bombardier, Inc.(f)
01/15/2023	6.125%	1,800,000	1,740,704
12/01/2024	7.500%	2,851,000	2,764,686
03/15/2025	7.500%	1,050,000	1,011,707
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
07/15/2024	6.500%	800,000	790,055
05/15/2025	6.500%	3,677,000	3,570,661
06/15/2026	6.375%	8,157,000	7,864,425
TransDigm, Inc.(f),(g)
03/15/2026	6.250%	8,690,000	8,825,468
Total			26,567,706
Automotive 0.1%
IHO Verwaltungs GmbH PIK(f)
09/15/2023	4.500%	1,200,000	1,143,901
Banking 0.8%
Ally Financial, Inc.
11/01/2031	8.000%	7,623,000	9,151,968
Brokerage/Asset Managers/Exchanges 0.1%
VFH Parent LLC/Orchestra Co-Issuer, Inc.(f)
06/15/2022	6.750%	908,000	931,299
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(f)
05/15/2026	5.875%	6,005,000	6,014,698
Beacon Roofing Supply, Inc.(f)
11/01/2025	4.875%	7,082,000	6,622,400
James Hardie International Finance DAC(f)
01/15/2025	4.750%	1,430,000	1,362,222
Total			13,999,320
Cable and Satellite 9.2%
CCO Holdings LLC/Capital Corp.(f)
05/01/2025	5.375%	6,519,000	6,562,273
02/15/2026	5.750%	8,985,000	9,128,976
05/01/2026	5.500%	106,000	105,818
05/01/2027	5.875%	3,109,000	3,114,211
CSC Holdings LLC(f)
07/15/2023	5.375%	3,600,000	3,644,845
10/15/2025	6.625%	877,000	918,724
02/01/2028	5.375%	8,773,000	8,444,591
04/01/2028	7.500%	7,060,000	7,244,541
02/01/2029	6.500%	2,663,000	2,699,640
DISH DBS Corp.
07/01/2026	7.750%	15,439,000	13,291,389
Sirius XM Radio, Inc.(f)
04/15/2025	5.375%	5,678,000	5,750,236
07/15/2026	5.375%	2,302,000	2,282,299
08/01/2027	5.000%	1,776,000	1,716,227
Unitymedia Hessen GmbH & Co. KG NRW(f)
01/15/2025	5.000%	14,823,000	15,055,351
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(f)
01/15/2026	5.250%	13,688,000	13,481,558
08/15/2026	5.500%	4,893,000	4,864,029
Ziggo Bond Finance BV(f)
01/15/2027	6.000%	5,350,000	4,926,237
Ziggo BV(f)
01/15/2027	5.500%	9,828,000	9,265,946
Total			112,496,891
Chemicals 3.4%
Angus Chemical Co.(f)
02/15/2023	8.750%	6,093,000	5,929,531
Axalta Coating Systems LLC(f)
08/15/2024	4.875%	4,749,000	4,652,177
INEOS Group Holdings SA(f)
08/01/2024	5.625%	1,104,000	1,059,790
Platform Specialty Products Corp.(f)
02/01/2022	6.500%	672,000	682,920
12/01/2025	5.875%	9,250,000	9,242,332
PQ Corp.(f)
11/15/2022	6.750%	7,000,000	7,327,341
12/15/2025	5.750%	3,530,000	3,339,832
SPCM SA(f)
09/15/2025	4.875%	2,650,000	2,530,933
Starfruit Finco BV/US Holdco LLC(f)
10/01/2026	8.000%	6,610,000	6,600,217
Total			41,365,073
Construction Machinery 1.1%
H&E Equipment Services, Inc.
09/01/2025	5.625%	2,104,000	2,056,536
Ritchie Bros. Auctioneers, Inc.(f)
01/15/2025	5.375%	2,029,000	2,040,935
United Rentals North America, Inc.
09/15/2026	5.875%	2,077,000	2,107,083
12/15/2026	6.500%	6,488,000	6,736,471
Total			12,941,025
Consumer Cyclical Services 0.8%
APX Group, Inc.
12/01/2022	7.875%	9,167,000	8,891,990
frontdoor, Inc.(f)
08/15/2026	6.750%	1,334,000	1,324,228
Total			10,216,218
Consumer Products 2.1%
Energizer Holdings, Inc.(f)
07/15/2026	6.375%	1,353,000	1,315,830
01/15/2027	7.750%	1,603,000	1,640,180
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattel, Inc.(f)
12/31/2025	6.750%	3,669,000	3,465,712
Prestige Brands, Inc.(f)
03/01/2024	6.375%	6,621,000	6,593,794
Resideo Funding, Inc.(f)
11/01/2026	6.125%	702,000	721,834
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	6,652,000	6,793,748
Spectrum Brands, Inc.
07/15/2025	5.750%	5,524,000	5,446,786
Total			25,977,884
Diversified Manufacturing 1.2%
Apergy Corp.
05/01/2026	6.375%	4,456,000	4,388,162
CFX Escrow Corp.(f),(g)
02/15/2024	6.000%	760,000	760,000
02/15/2026	6.375%	912,000	912,000
Gates Global LLC/Co.(f)
07/15/2022	6.000%	552,000	555,495
SPX FLOW, Inc.(f)
08/15/2024	5.625%	1,680,000	1,649,678
WESCO Distribution, Inc.
06/15/2024	5.375%	3,540,000	3,481,218
Zekelman Industries, Inc.(f)
06/15/2023	9.875%	2,993,000	3,180,383
Total			14,926,936
Electric 3.5%
AES Corp.
05/15/2026	6.000%	1,976,000	2,092,815
09/01/2027	5.125%	4,441,000	4,578,569
Calpine Corp.(f)
06/01/2026	5.250%	2,186,000	2,078,543
Clearway Energy Operating LLC
08/15/2024	5.375%	4,527,000	4,245,769
09/15/2026	5.000%	6,302,000	5,496,239
Clearway Energy Operating LLC(f)
10/15/2025	5.750%	1,357,000	1,255,718
NextEra Energy Operating Partners LP(f)
09/15/2027	4.500%	8,160,000	7,432,724
Pattern Energy Group, Inc.(f)
02/01/2024	5.875%	6,974,000	6,880,283
TerraForm Power Operating LLC(f)
01/31/2028	5.000%	5,353,000	4,969,698

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Income Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co., LLC(f),(g)
02/15/2027	5.625%	4,127,000	4,148,584
Total			43,178,942
Finance Companies 3.6%
Avolon Holdings Funding Ltd.(f)
01/15/2023	5.500%	4,714,000	4,813,984
10/01/2023	5.125%	2,736,000	2,771,442
iStar, Inc.
04/01/2022	6.000%	3,079,000	3,060,541
Navient Corp.
01/25/2022	7.250%	5,777,000	5,997,479
06/15/2022	6.500%	3,411,000	3,488,334
03/25/2024	6.125%	2,529,000	2,418,986
Park Aerospace Holdings Ltd.(f)
08/15/2022	5.250%	501,000	508,598
Provident Funding Associates LP/Finance Corp.(f)
06/15/2025	6.375%	4,304,000	3,797,927
Quicken Loans, Inc.(f)
05/01/2025	5.750%	7,948,000	7,670,631
Springleaf Finance Corp.
03/15/2023	5.625%	2,559,000	2,532,095
03/15/2025	6.875%	3,841,000	3,671,985
03/15/2026	7.125%	3,312,000	3,163,003
Total			43,895,005
Food and Beverage 2.4%
B&G Foods, Inc.
04/01/2025	5.250%	4,910,000	4,812,708
FAGE International SA/U.S.A. Dairy Industry, Inc.(f)
08/15/2026	5.625%	6,206,000	5,353,407
Lamb Weston Holdings, Inc.(f)
11/01/2024	4.625%	2,632,000	2,619,074
11/01/2026	4.875%	940,000	939,644
Post Holdings, Inc.(f)
08/15/2026	5.000%	9,994,000	9,467,606
03/01/2027	5.750%	4,736,000	4,644,193
01/15/2028	5.625%	1,446,000	1,388,078
Total			29,224,710
Gaming 4.6%
Boyd Gaming Corp.
05/15/2023	6.875%	4,851,000	5,040,883
04/01/2026	6.375%	234,000	238,752
08/15/2026	6.000%	3,032,000	3,042,430
Eldorado Resorts, Inc.
04/01/2025	6.000%	5,065,000	5,093,374
Eldorado Resorts, Inc.(f)
09/15/2026	6.000%	2,161,000	2,157,238
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Game Technology PLC(f)
02/15/2025	6.500%	5,130,000	5,341,417
01/15/2027	6.250%	2,179,000	2,208,562
Jack Ohio Finance LLC/1 Corp.(f)
11/15/2021	6.750%	2,524,000	2,607,093
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,076,000	2,132,336
09/01/2026	4.500%	1,700,000	1,610,990
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(f)
02/01/2027	5.750%	2,094,000	2,114,456
MGM Resorts International
12/15/2021	6.625%	6,034,000	6,389,686
Penn National Gaming, Inc.(f)
01/15/2027	5.625%	2,580,000	2,429,656
Rivers Pittsburgh Borrower LP/Finance Corp.(f)
08/15/2021	6.125%	3,593,000	3,574,942
Scientific Games International, Inc.(f)
10/15/2025	5.000%	6,182,000	5,855,788
Stars Group Holdings BV/Co-Borrower LLC(f)
07/15/2026	7.000%	1,362,000	1,384,244
Tunica-Biloxi Gaming Authority(f)
12/15/2020	3.780%	5,451,976	1,403,884
Wynn Las Vegas LLC/Capital Corp.(f)
03/01/2025	5.500%	3,316,000	3,224,253
Total			55,849,984
Health Care 3.4%
Avantor, Inc.(f)
10/01/2024	6.000%	1,345,000	1,372,488
Change Healthcare Holdings LLC/Finance, Inc.(f)
03/01/2025	5.750%	5,593,000	5,339,016
Charles River Laboratories International, Inc.(f)
04/01/2026	5.500%	1,382,000	1,413,523
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	2,544,000	2,432,387
HCA, Inc.
09/01/2028	5.625%	1,865,000	1,930,808
02/01/2029	5.875%	1,867,000	1,956,175
Hologic, Inc.(f)
10/15/2025	4.375%	4,639,000	4,560,940
MPH Acquisition Holdings LLC(f)
06/01/2024	7.125%	7,654,000	7,593,549
Teleflex, Inc.
06/01/2026	4.875%	1,661,000	1,667,750
11/15/2027	4.625%	2,825,000	2,755,276
Tenet Healthcare Corp.
04/01/2022	8.125%	6,905,000	7,233,195

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(f),(g)
02/01/2027	6.250%	3,494,000	3,549,279
Total			41,804,386
Healthcare Insurance 1.3%
Centene Corp.(f)
06/01/2026	5.375%	4,986,000	5,170,268
WellCare Health Plans, Inc.
04/01/2025	5.250%	7,583,000	7,715,558
WellCare Health Plans, Inc.(f)
08/15/2026	5.375%	3,507,000	3,580,503
Total			16,466,329
Home Construction 1.4%
Lennar Corp.
11/15/2024	5.875%	2,630,000	2,705,473
06/01/2026	5.250%	4,607,000	4,490,240
11/29/2027	4.750%	3,566,000	3,383,817
Meritage Homes Corp.
04/01/2022	7.000%	1,013,000	1,065,249
06/06/2027	5.125%	1,767,000	1,584,859
Taylor Morrison Communities, Inc./Holdings II(f)
03/01/2024	5.625%	3,500,000	3,424,470
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	183,000	176,466
Total			16,830,574
Independent Energy 8.2%
Callon Petroleum Co.
10/01/2024	6.125%	2,663,000	2,676,097
07/01/2026	6.375%	5,166,000	5,183,358
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	7,043,000	6,959,195
Centennial Resource Production LLC(f)
01/15/2026	5.375%	1,809,000	1,741,767
Chaparral Energy, Inc.(f)
07/15/2023	8.750%	1,687,000	1,316,305
Chesapeake Energy Corp.
10/01/2026	7.500%	4,207,000	4,054,324
CrownRock LP/Finance, Inc.(f)
10/15/2025	5.625%	8,098,000	7,788,486
Endeavor Energy Resources LP/Finance, Inc.(f)
01/30/2028	5.750%	5,835,000	6,205,493
Extraction Oil & Gas, Inc.(f)
02/01/2026	5.625%	2,775,000	2,311,777
Halcon Resources Corp.
02/15/2025	6.750%	3,897,000	2,995,901
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indigo Natural Resources LLC(f)
02/15/2026	6.875%	2,803,000	2,452,412
Jagged Peak Energy LLC(f)
05/01/2026	5.875%	3,893,000	3,801,437
Laredo Petroleum, Inc.
03/15/2023	6.250%	9,757,000	9,325,136
Matador Resources Co.
09/15/2026	5.875%	4,082,000	4,090,564
MEG Energy Corp.(f)
01/15/2025	6.500%	950,000	933,293
Parsley Energy LLC/Finance Corp.(f)
08/15/2025	5.250%	8,474,000	8,388,955
10/15/2027	5.625%	8,359,000	8,295,020
QEP Resources, Inc.
03/01/2026	5.625%	3,720,000	3,572,011
SM Energy Co.
09/15/2026	6.750%	6,755,000	6,652,331
01/15/2027	6.625%	1,896,000	1,850,682
WPX Energy, Inc.
01/15/2022	6.000%	2,289,000	2,332,033
09/15/2024	5.250%	5,535,000	5,455,955
06/01/2026	5.750%	2,243,000	2,233,023
Total			100,615,555
Leisure 0.6%
AMC Entertainment, Inc.
02/15/2022	5.875%	1,250,000	1,250,245
Live Nation Entertainment, Inc.(f)
11/01/2024	4.875%	2,720,000	2,703,517
Viking Cruises Ltd.(f)
09/15/2027	5.875%	3,487,000	3,410,404
Total			7,364,166
Lodging 0.1%
Marriott Ownership Resorts, Inc.(f)
09/15/2026	6.500%	709,000	718,983
Media and Entertainment 2.1%
Netflix, Inc.
04/15/2028	4.875%	2,003,000	1,902,810
Netflix, Inc.(f)
11/15/2028	5.875%	13,046,000	13,246,060
05/15/2029	6.375%	3,944,000	4,048,169
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	6,594,000	6,673,814
Total			25,870,853

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Income Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 4.0%
Alcoa Nederland Holding BV(f)
09/30/2026	7.000%	2,229,000	2,347,574
Big River Steel LLC/Finance Corp.(f)
09/01/2025	7.250%	4,203,000	4,424,637
Constellium NV(f)
02/15/2026	5.875%	7,566,000	7,251,716
Freeport-McMoRan, Inc.
03/15/2043	5.450%	9,985,000	8,591,144
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(f)
12/15/2023	7.375%	1,699,000	1,720,231
HudBay Minerals, Inc.(f)
01/15/2023	7.250%	2,892,000	2,966,472
01/15/2025	7.625%	5,028,000	5,165,978
Novelis Corp.(f)
08/15/2024	6.250%	359,000	361,113
09/30/2026	5.875%	8,886,000	8,576,598
Teck Resources Ltd.
07/15/2041	6.250%	7,732,000	8,059,064
Total			49,464,527
Midstream 7.0%
Cheniere Energy Partners LP(f)
10/01/2026	5.625%	3,990,000	3,999,393
DCP Midstream Operating LP
07/15/2025	5.375%	868,000	885,245
04/01/2044	5.600%	10,660,000	9,608,391
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	3,649,000	3,610,208
Energy Transfer Equity LP
06/01/2027	5.500%	3,639,000	3,764,873
Holly Energy Partners LP/Finance Corp.(f)
08/01/2024	6.000%	4,320,000	4,382,040
NGPL PipeCo LLC(f)
12/15/2037	7.768%	9,737,000	11,599,055
NuStar Logistics LP
04/28/2027	5.625%	3,998,000	3,881,226
Rockies Express Pipeline LLC(f)
04/15/2040	6.875%	5,603,000	6,071,663
Rockpoint Gas Storage Canada Ltd.(f)
03/31/2023	7.000%	3,719,000	3,625,389
Sunoco LP/Finance Corp.
01/15/2023	4.875%	1,608,000	1,602,769
02/15/2026	5.500%	4,475,000	4,417,053
Tallgrass Energy Partners LP/Finance Corp.(f)
01/15/2028	5.500%	2,711,000	2,646,435
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	12,842,000	12,444,617
01/15/2028	5.000%	6,932,000	6,521,154
Targa Resources Partners LP/Finance Corp.(f)
07/15/2027	6.500%	653,000	673,214
01/15/2029	6.875%	1,742,000	1,811,790
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	3,867,506
Total			85,412,021
Oil Field Services 1.0%
Calfrac Holdings LP(f)
06/15/2026	8.500%	1,986,000	1,494,765
Nabors Industries, Inc.
01/15/2023	5.500%	703,000	640,524
02/01/2025	5.750%	6,174,000	5,371,929
SESI LLC
09/15/2024	7.750%	4,661,000	3,683,830
Transocean Poseidon Ltd.(f),(g)
02/01/2027	6.875%	1,050,000	1,068,370
Total			12,259,418
Other Industry 0.5%
KAR Auction Services, Inc.(f)
06/01/2025	5.125%	4,220,000	4,037,590
WeWork Companies, Inc.(f)
05/01/2025	7.875%	1,833,000	1,660,242
Total			5,697,832
Other REIT 0.7%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	3,085,000	3,107,607
03/15/2027	5.375%	5,930,000	5,955,469
Total			9,063,076
Packaging 2.8%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(f)
05/15/2024	7.250%	8,936,000	9,245,802
02/15/2025	6.000%	2,809,000	2,731,359
Berry Global, Inc.
07/15/2023	5.125%	2,392,000	2,398,489
BWAY Holding Co.(f)
04/15/2024	5.500%	2,074,000	2,025,427
Multi-Color Corp.(f)
11/01/2025	4.875%	1,909,000	1,813,390
Owens-Brockway Glass Container, Inc.(f)
08/15/2023	5.875%	4,679,000	4,852,596

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC(f)
07/15/2023	5.125%	10,633,000	10,660,880
Total			33,727,943
Pharmaceuticals 2.1%
Bausch Health Companies, Inc.(f)
12/01/2021	5.625%	4,284,000	4,285,071
12/15/2025	9.000%	2,385,000	2,546,157
04/01/2026	9.250%	7,544,000	8,100,295
Catalent Pharma Solutions, Inc.(f)
01/15/2026	4.875%	2,653,000	2,556,571
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(f)
08/01/2023	6.375%	8,739,000	8,725,865
Total			26,213,959
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(e),(f)
FIXED + 0% 12/01/2097	0.000%	4,600,000	1,086
Subordinated
12/01/2037	0.000%	180,000	42
Lumbermens Mutual Casualty Co.(e)
Subordinated
07/01/2026	0.000%	9,865,000	2,328
Total			3,456
Retailers 0.3%
L Brands, Inc.
11/01/2035	6.875%	2,346,000	2,023,425
Party City Holdings, Inc.(f)
08/15/2023	6.125%	347,000	351,785
08/01/2026	6.625%	1,216,000	1,178,245
Total			3,553,455
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc.(f),(g)
03/15/2026	7.500%	1,483,000	1,488,683
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	1,328,000	1,242,830
Total			2,731,513
Technology 6.9%
Camelot Finance SA(f)
10/15/2024	7.875%	4,765,000	4,907,640
CDK Global, Inc.
06/01/2027	4.875%	3,432,000	3,317,200
CommScope Technologies LLC(f)
06/15/2025	6.000%	2,686,000	2,529,927
03/15/2027	5.000%	1,638,000	1,398,218
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equinix, Inc.
01/15/2026	5.875%	14,703,000	15,182,759
First Data Corp.(f)
01/15/2024	5.750%	8,605,000	8,868,227
Gartner, Inc.(f)
04/01/2025	5.125%	8,223,000	8,184,944
Iron Mountain, Inc.
08/15/2024	5.750%	4,465,000	4,440,233
MSCI, Inc.(f)
08/01/2026	4.750%	3,710,000	3,696,844
NCR Corp.
07/15/2022	5.000%	3,769,000	3,708,489
12/15/2023	6.375%	4,719,000	4,738,678
PTC, Inc.
05/15/2024	6.000%	5,969,000	6,183,389
Qualitytech LP/QTS Finance Corp.(f)
11/15/2025	4.750%	6,147,000	5,747,463
Refinitiv US Holdings, Inc.(f)
11/15/2026	8.250%	5,780,000	5,418,415
Symantec Corp.(f)
04/15/2025	5.000%	6,723,000	6,734,483
Total			85,056,909
Transportation Services 1.2%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	750,000	750,824
Avis Budget Car Rental LLC/Finance, Inc.(f)
03/15/2025	5.250%	6,243,000	5,619,243
Hertz Corp. (The)(f)
06/01/2022	7.625%	6,089,000	6,080,646
XPO Logistics, Inc.(f)
06/15/2022	6.500%	1,859,000	1,904,739
Total			14,355,452
Wireless 5.9%
Altice France SA(f)
05/01/2026	7.375%	16,420,000	15,844,216
02/01/2027	8.125%	1,675,000	1,644,394
SBA Communications Corp.
09/01/2024	4.875%	11,540,000	11,553,583
Sprint Capital Corp.
11/15/2028	6.875%	7,650,000	7,604,444
Sprint Corp.
02/15/2025	7.625%	5,346,000	5,595,546
03/01/2026	7.625%	5,426,000	5,636,013

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Income Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	12,777,000	13,563,642
02/01/2026	4.500%	2,022,000	1,973,694
02/01/2028	4.750%	2,528,000	2,423,465
Wind Tre SpA(f)
01/20/2026	5.000%	8,090,000	6,686,361
Total			72,525,358
Wirelines 2.6%
CenturyLink, Inc.
03/15/2022	5.800%	3,319,000	3,329,047
04/01/2024	7.500%	12,440,000	12,625,816
Frontier Communications Corp.
01/15/2023	7.125%	4,701,000	2,801,862
09/15/2025	11.000%	1,970,000	1,275,715
Telecom Italia Capital SA
09/30/2034	6.000%	3,691,000	3,210,251
Zayo Group LLC/Capital, Inc.(f)
01/15/2027	5.750%	9,445,000	9,130,793
Total			32,373,484
Total Corporate Bonds & Notes (Cost $1,108,476,328)			1,083,976,111

Senior Loans 3.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(h),(i)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.753%	2,716,000	2,653,206
Consumer Products 0.3%
Serta Simmons Bedding LLC(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	10.514%	4,781,388	3,368,487
Food and Beverage 0.2%
8th Avenue Food & Provisions, Inc.(h),(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.253%	1,877,889	1,873,194
Metals and Mining 0.1%
Big River Steel LLC(h),(i),(j)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023		554,360	552,974
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.2%
Bausch Health Companies, Inc.(h),(i)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.513%	13,827,660	13,667,398
3-month USD LIBOR + 2.750% 11/27/2025	5.263%	1,606,412	1,582,814
Total			15,250,212
Property & Casualty 0.6%
Hub International Ltd.(h),(i)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	5.514%	7,682,395	7,396,687
Technology 1.1%
Ascend Learning LLC(h),(i),(j)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.499%	2,476,939	2,426,632
Financial & Risk US Holdings, Inc./Refinitiv(f),(h),(i)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.249%	8,317,885	7,980,013
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(h),(i)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.723%	2,327,750	2,269,556
Hyland Software, Inc.(h),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 07/01/2024	5.999%	981,200	967,355
Total			13,643,556
Total Senior Loans (Cost $47,138,533)			44,738,316

Money Market Funds 7.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(k),(l)	95,508,846	95,499,295
Total Money Market Funds (Cost $95,499,295)		95,499,295
Total Investments in Securities (Cost: $1,254,305,303)		1,224,318,089
Other Assets & Liabilities, Net		539,879
Net Assets		1,224,857,968

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
At January 31, 2019, securities and/or cash totaling $1,060,439 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(491)	03/2019	USD	(60,132,156)	—	(1,696,433)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	3.541	USD	9,800,000	233,165	—	—	233,165	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2019, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2019, the total value of these securities amounted to $3,456, which represents less than 0.01% of total net assets.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $640,379,595, which represents 52.28% of total net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(i)	Variable rate security. The interest rate shown was the current rate as of January 31, 2019.
(j)	Represents a security purchased on a forward commitment basis.
(k)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	49,107,861	229,710,833	(183,309,848)	95,508,846	(3,869)	3,869	600,295	95,499,295
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Income Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,648	—	61	—	3,709
Consumer Discretionary	83,122	—	—	—	83,122
Industrials	17,536	—	—	—	17,536
Utilities	—	—	0*	—	0*
Total Common Stocks	104,306	—	61	—	104,367
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	1,083,976,111	—	—	1,083,976,111
Senior Loans	—	44,738,316	—	—	44,738,316
Money Market Funds	—	—	—	95,499,295	95,499,295
Total Investments in Securities	104,306	1,128,714,427	61	95,499,295	1,224,318,089
Investments in Derivatives
Asset
Swap Contracts	—	233,165	—	—	233,165
Liability
Futures Contracts	(1,696,433)	—	—	—	(1,696,433)
Total	(1,592,127)	1,128,947,592	61	95,499,295	1,222,854,821

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Income Opportunities Fund | Semiannual Report 2019

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,158,806,008)	$1,128,818,794
Affiliated issuers (cost $95,499,295)	95,499,295
Cash	68,292
Margin deposits on:
Futures contracts	564,650
Swap contracts	495,789
Receivable for:
Investments sold	8,314,015
Capital shares sold	4,428,538
Dividends	134,079
Interest	17,271,783
Foreign tax reclaims	47,570
Variation margin for swap contracts	29,592
Prepaid expenses	3,551
Other assets	504
Total assets	1,255,676,452
Liabilities
Payable for:
Investments purchased	754,430
Investments purchased on a delayed delivery basis	22,487,375
Capital shares purchased	1,977,252
Distributions to shareholders	4,968,944
Variation margin for futures contracts	230,156
Management services fees	21,167
Distribution and/or service fees	3,800
Transfer agent fees	100,137
Compensation of board members	193,311
Compensation of chief compliance officer	154
Other expenses	81,758
Total liabilities	30,818,484
Net assets applicable to outstanding capital stock	$1,224,857,968
Represented by
Paid in capital	1,292,242,944
Total distributable earnings (loss) (Note 2)	(67,384,976)
Total - representing net assets applicable to outstanding capital stock	$1,224,857,968
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2019	15

Statement of Assets and Liabilities  (continued)
January 31, 2019 (Unaudited)
Class A
Net assets	$375,231,666
Shares outstanding	39,469,569
Net asset value per share	$9.51
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.98
Advisor Class
Net assets	$13,549,063
Shares outstanding	1,420,099
Net asset value per share	$9.54
Class C
Net assets	$45,186,384
Shares outstanding	4,757,531
Net asset value per share	$9.50
Institutional Class
Net assets	$295,270,763
Shares outstanding	30,990,444
Net asset value per share	$9.53
Institutional 2 Class
Net assets	$70,889,425
Shares outstanding	7,436,098
Net asset value per share	$9.53
Institutional 3 Class
Net assets	$423,660,887
Shares outstanding	44,498,521
Net asset value per share	$9.52
Class R
Net assets	$1,069,780
Shares outstanding	112,508
Net asset value per share	$9.51
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Income Opportunities Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,535
Dividends — affiliated issuers	600,295
Interest	38,292,496
Interfund lending	2,361
Foreign taxes withheld	(42)
Total income	38,896,645
Expenses:
Management services fees	4,202,045
Distribution and/or service fees
Class A	500,148
Class C	247,749
Class R	2,645
Class T	97
Transfer agent fees
Class A	258,390
Advisor Class	8,878
Class C	31,991
Institutional Class	203,257
Institutional 2 Class	19,517
Institutional 3 Class	17,454
Class R	684
Class T	49
Custodian fees	12,295
Printing and postage fees	67,929
Registration fees	66,170
Audit fees	21,068
Legal fees	7,376
Compensation of chief compliance officer	154
Other	13,355
Total expenses	5,681,251
Net investment income	33,215,394
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,366,734)
Investments — affiliated issuers	(3,869)
Futures contracts	(973,557)
Swap contracts	(104,093)
Net realized loss	(8,448,253)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(8,173,012)
Investments — affiliated issuers	3,869
Futures contracts	(1,476,210)
Swap contracts	233,165
Net change in unrealized appreciation (depreciation)	(9,412,188)
Net realized and unrealized loss	(17,860,441)
Net increase in net assets resulting from operations	$15,354,953
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2019	17

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$33,215,394	$75,704,549
Net realized gain (loss)	(8,448,253)	16,663,300
Net change in unrealized appreciation (depreciation)	(9,412,188)	(93,322,441)
Net increase (decrease) in net assets resulting from operations	15,354,953	(954,592)
Distributions to shareholders
Net investment income and net realized gains
Class A	(9,090,711)
Advisor Class	(329,209)
Class C	(938,510)
Institutional Class	(7,540,764)
Institutional 2 Class	(1,707,552)
Institutional 3 Class	(11,700,997)
Class R	(22,781)
Class T	(1,753)
Net investment income
Class A		(20,520,551)
Advisor Class		(612,683)
Class C		(2,880,095)
Institutional Class		(19,823,234)
Institutional 2 Class		(4,083,437)
Institutional 3 Class		(27,866,070)
Class K		(24,997)
Class R		(46,614)
Class T		(5,959)
Total distributions to shareholders (Note 2)	(31,332,277)	(75,863,640)
Decrease in net assets from capital stock activity	(174,347,287)	(335,682,326)
Total decrease in net assets	(190,324,611)	(412,500,558)
Net assets at beginning of period	1,415,182,579	1,827,683,137
Net assets at end of period	$1,224,857,968	$1,415,182,579
Undistributed (excess of distributions over) net investment income	$1,275,649	$(607,468)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Income Opportunities Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,291,906	12,253,519	5,529,661	53,973,934
Distributions reinvested	879,216	8,320,636	1,922,380	18,839,515
Redemptions	(6,562,417)	(62,011,818)	(13,628,279)	(133,384,397)
Net decrease	(4,391,295)	(41,437,663)	(6,176,238)	(60,570,948)
Advisor Class
Subscriptions	188,034	1,784,117	827,626	8,111,631
Distributions reinvested	33,866	321,670	60,509	593,677
Redemptions	(365,193)	(3,505,845)	(463,201)	(4,533,046)
Net increase (decrease)	(143,293)	(1,400,058)	424,934	4,172,262
Class B
Redemptions	—	—	(1,013)	(1,745)
Net decrease	—	—	(1,013)	(1,745)
Class C
Subscriptions	139,439	1,319,373	284,624	2,810,866
Distributions reinvested	94,911	897,679	282,971	2,772,587
Redemptions	(1,069,309)	(10,132,868)	(3,821,817)	(37,075,013)
Net decrease	(834,959)	(7,915,816)	(3,254,222)	(31,491,560)
Institutional Class
Subscriptions	2,437,104	23,005,525	6,255,883	61,908,528
Distributions reinvested	677,584	6,427,960	1,701,773	16,728,231
Redemptions	(7,465,832)	(70,898,151)	(49,341,621)	(489,238,083)
Net decrease	(4,351,144)	(41,464,666)	(41,383,965)	(410,601,324)
Institutional 2 Class
Subscriptions	1,221,270	11,602,912	2,874,979	28,314,462
Distributions reinvested	179,890	1,706,748	413,287	4,060,751
Redemptions	(1,902,033)	(18,183,720)	(5,219,093)	(51,432,066)
Net decrease	(500,873)	(4,874,060)	(1,930,827)	(19,056,853)
Institutional 3 Class
Subscriptions	1,207,966	11,457,333	33,215,258	330,637,729
Distributions reinvested	703,450	6,667,042	1,576,006	15,480,977
Redemptions	(10,150,698)	(95,520,351)	(16,664,926)	(162,575,180)
Net increase (decrease)	(8,239,282)	(77,395,976)	18,126,338	183,543,526
Class K
Subscriptions	—	—	721	7,216
Distributions reinvested	—	—	2,376	23,696
Redemptions	—	—	(93,698)	(910,895)
Net decrease	—	—	(90,601)	(879,983)
Class R
Subscriptions	47,172	443,596	30,662	301,648
Distributions reinvested	1,919	18,159	3,725	36,651
Redemptions	(22,631)	(213,182)	(107,174)	(1,060,401)
Net increase (decrease)	26,460	248,573	(72,787)	(722,102)
Class T
Subscriptions	—	—	3	31
Distributions reinvested	150	1,460	563	5,526
Redemptions	(11,629)	(109,081)	(7,965)	(79,156)
Net decrease	(11,479)	(107,621)	(7,399)	(73,599)
Total net decrease	(18,445,865)	(174,347,287)	(34,365,780)	(335,682,326)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2019	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$9.61	0.23	(0.11)	0.12	(0.22)	—	(0.22)
Year Ended 7/31/2018	$10.06	0.44	(0.45)	(0.01)	(0.44)	—	(0.44)
Year Ended 7/31/2017	$9.70	0.44	0.35	0.79	(0.43)	—	(0.43)
Year Ended 7/31/2016	$9.92	0.44	(0.14)	0.30	(0.45)	(0.07)	(0.52)
Year Ended 7/31/2015	$10.08	0.44	(0.13)	0.31	(0.44)	(0.03)	(0.47)
Year Ended 7/31/2014	$9.96	0.48	0.12	0.60	(0.48)	—	(0.48)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$9.64	0.24	(0.11)	0.13	(0.23)	—	(0.23)
Year Ended 7/31/2018	$10.09	0.46	(0.45)	0.01	(0.46)	—	(0.46)
Year Ended 7/31/2017	$9.73	0.47	0.35	0.82	(0.46)	—	(0.46)
Year Ended 7/31/2016	$9.95	0.46	(0.13)	0.33	(0.48)	(0.07)	(0.55)
Year Ended 7/31/2015	$10.11	0.47	(0.14)	0.33	(0.46)	(0.03)	(0.49)
Year Ended 7/31/2014	$9.99	0.50	0.13	0.63	(0.51)	—	(0.51)
Class C
Six Months Ended 1/31/2019 (Unaudited)	$9.60	0.20	(0.12)	0.08	(0.18)	—	(0.18)
Year Ended 7/31/2018	$10.05	0.36	(0.45)	(0.09)	(0.36)	—	(0.36)
Year Ended 7/31/2017	$9.69	0.37	0.35	0.72	(0.36)	—	(0.36)
Year Ended 7/31/2016	$9.91	0.37	(0.14)	0.23	(0.38)	(0.07)	(0.45)
Year Ended 7/31/2015	$10.07	0.36	(0.13)	0.23	(0.36)	(0.03)	(0.39)
Year Ended 7/31/2014	$9.95	0.41	0.12	0.53	(0.41)	—	(0.41)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$9.63	0.24	(0.11)	0.13	(0.23)	—	(0.23)
Year Ended 7/31/2018	$10.08	0.46	(0.45)	0.01	(0.46)	—	(0.46)
Year Ended 7/31/2017	$9.72	0.47	0.35	0.82	(0.46)	—	(0.46)
Year Ended 7/31/2016	$9.94	0.46	(0.13)	0.33	(0.48)	(0.07)	(0.55)
Year Ended 7/31/2015	$10.10	0.47	(0.14)	0.33	(0.46)	(0.03)	(0.49)
Year Ended 7/31/2014	$9.98	0.50	0.13	0.63	(0.51)	—	(0.51)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.63	0.25	(0.12)	0.13	(0.23)	—	(0.23)
Year Ended 7/31/2018	$10.08	0.47	(0.45)	0.02	(0.47)	—	(0.47)
Year Ended 7/31/2017	$9.72	0.48	0.35	0.83	(0.47)	—	(0.47)
Year Ended 7/31/2016	$9.95	0.47	(0.14)	0.33	(0.49)	(0.07)	(0.56)
Year Ended 7/31/2015	$10.11	0.48	(0.13)	0.35	(0.48)	(0.03)	(0.51)
Year Ended 7/31/2014	$9.99	0.51	0.14	0.65	(0.53)	—	(0.53)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Income Opportunities Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	$9.51	1.26%	1.04% (c)	1.04% (c)	4.83% (c)	18%	$375,232
Year Ended 7/31/2018	$9.61	(0.12%)	1.04%	1.03% (d)	4.45%	46%	$421,366
Year Ended 7/31/2017	$10.06	8.37%	1.10% (e)	1.06% (d),(e)	4.45%	53%	$503,167
Year Ended 7/31/2016	$9.70	3.29%	1.13%	1.07% (d)	4.63%	53%	$1,520,106
Year Ended 7/31/2015	$9.92	3.10%	1.12%	1.07% (d)	4.37%	61%	$1,622,952
Year Ended 7/31/2014	$10.08	6.18%	1.13%	1.08% (d)	4.73%	65%	$1,632,562
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$9.54	1.39%	0.79% (c)	0.79% (c)	5.07% (c)	18%	$13,549
Year Ended 7/31/2018	$9.64	0.15%	0.79%	0.79% (d)	4.73%	46%	$15,072
Year Ended 7/31/2017	$10.09	8.63%	0.83% (e)	0.81% (d),(e)	4.71%	53%	$11,488
Year Ended 7/31/2016	$9.73	3.55%	0.89%	0.82% (d)	4.94%	53%	$9,824
Year Ended 7/31/2015	$9.95	3.35%	0.87%	0.82% (d)	4.64%	61%	$3,759
Year Ended 7/31/2014	$10.11	6.45%	0.88%	0.83% (d)	4.93%	65%	$2,500
Class C
Six Months Ended 1/31/2019 (Unaudited)	$9.50	0.87%	1.79% (c)	1.79% (c)	4.08% (c)	18%	$45,186
Year Ended 7/31/2018	$9.60	(0.87%)	1.78%	1.78% (d)	3.69%	46%	$53,674
Year Ended 7/31/2017	$10.05	7.58%	1.83% (e)	1.81% (d),(e)	3.71%	53%	$88,881
Year Ended 7/31/2016	$9.69	2.51%	1.88%	1.82% (d)	3.89%	53%	$98,405
Year Ended 7/31/2015	$9.91	2.33%	1.87%	1.82% (d)	3.63%	61%	$104,568
Year Ended 7/31/2014	$10.07	5.45%	1.88%	1.78% (d)	4.04%	65%	$115,050
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$9.53	1.39%	0.79% (c)	0.79% (c)	5.07% (c)	18%	$295,271
Year Ended 7/31/2018	$9.63	0.14%	0.78%	0.78% (d)	4.65%	46%	$340,274
Year Ended 7/31/2017	$10.08	8.65%	0.84%	0.82% (d)	4.77%	53%	$773,284
Year Ended 7/31/2016	$9.72	3.55%	0.88%	0.82% (d)	4.88%	53%	$670,496
Year Ended 7/31/2015	$9.94	3.36%	0.87%	0.82% (d)	4.62%	61%	$822,892
Year Ended 7/31/2014	$10.10	6.44%	0.88%	0.83% (d)	4.99%	65%	$841,227
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.53	1.42%	0.72% (c)	0.72% (c)	5.16% (c)	18%	$70,889
Year Ended 7/31/2018	$9.63	0.21%	0.72%	0.71%	4.77%	46%	$76,460
Year Ended 7/31/2017	$10.08	8.76%	0.70%	0.70%	4.82%	53%	$99,507
Year Ended 7/31/2016	$9.72	3.57%	0.70%	0.70%	4.99%	53%	$75,552
Year Ended 7/31/2015	$9.95	3.50%	0.69%	0.69%	4.77%	61%	$23,669
Year Ended 7/31/2014	$10.11	6.59%	0.68%	0.68%	5.00%	65%	$11,756
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2019	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.62	0.25	(0.11)	0.14	(0.24)	—	(0.24)
Year Ended 7/31/2018	$10.07	0.47	(0.45)	0.02	(0.47)	—	(0.47)
Year Ended 7/31/2017	$9.71	0.48	0.36	0.84	(0.48)	—	(0.48)
Year Ended 7/31/2016	$9.93	0.47	(0.13)	0.34	(0.49)	(0.07)	(0.56)
Year Ended 7/31/2015	$10.09	0.48	(0.13)	0.35	(0.48)	(0.03)	(0.51)
Year Ended 7/31/2014	$9.97	0.52	0.13	0.65	(0.53)	—	(0.53)
Class R
Six Months Ended 1/31/2019 (Unaudited)	$9.61	0.22	(0.11)	0.11	(0.21)	—	(0.21)
Year Ended 7/31/2018	$10.06	0.41	(0.45)	(0.04)	(0.41)	—	(0.41)
Year Ended 7/31/2017	$9.70	0.42	0.35	0.77	(0.41)	—	(0.41)
Year Ended 7/31/2016	$9.92	0.41	(0.13)	0.28	(0.43)	(0.07)	(0.50)
Year Ended 7/31/2015	$10.08	0.41	(0.13)	0.28	(0.41)	(0.03)	(0.44)
Year Ended 7/31/2014	$9.96	0.45	0.13	0.58	(0.46)	—	(0.46)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Class R
07/31/2017	0.01%	0.01%	0.01%	0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Income Opportunities Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.52	1.45%	0.67% (c)	0.67% (c)	5.19% (c)	18%	$423,661
Year Ended 7/31/2018	$9.62	0.26%	0.67%	0.66%	4.84%	46%	$507,399
Year Ended 7/31/2017	$10.07	8.82%	0.65%	0.65%	4.82%	53%	$348,644
Year Ended 7/31/2016	$9.71	3.72%	0.65%	0.65%	4.98%	53%	$1,972
Year Ended 7/31/2015	$9.93	3.55%	0.63%	0.63%	4.76%	61%	$443
Year Ended 7/31/2014	$10.09	6.65%	0.64%	0.64%	5.17%	65%	$12,272
Class R
Six Months Ended 1/31/2019 (Unaudited)	$9.51	1.13%	1.29% (c)	1.29% (c)	4.60% (c)	18%	$1,070
Year Ended 7/31/2018	$9.61	(0.37%)	1.28%	1.28% (d)	4.15%	46%	$827
Year Ended 7/31/2017	$10.06	8.11%	1.33% (e)	1.31% (d),(e)	4.22%	53%	$1,598
Year Ended 7/31/2016	$9.70	3.03%	1.38%	1.32% (d)	4.39%	53%	$1,430
Year Ended 7/31/2015	$9.92	2.84%	1.37%	1.32% (d)	4.13%	61%	$1,076
Year Ended 7/31/2014	$10.08	5.92%	1.38%	1.33% (d)	4.48%	65%	$1,003
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2019	23

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
24	Columbia Income Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives
Columbia Income Opportunities Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
26	Columbia Income Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage cash. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a
Columbia Income Opportunities Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	233,165*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,696,433*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(104,093)	(104,093)
Interest rate risk	(973,557)	—	(973,557)
Total	(973,557)	(104,093)	(1,077,650)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	233,165	233,165
Interest rate risk	(1,476,210)	—	(1,476,210)
Total	(1,476,210)	233,165	(1,243,045)
28	Columbia Income Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	78,815,179
Credit default swap contracts — sell protection	4,900,000

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2019.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2019:
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	29,592
Total assets	29,592
Total financial and derivative net assets	29,592
Total collateral received (pledged) (b)	-
Net amount (c)	29,592

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Income Opportunities Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
30	Columbia Income Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Columbia Income Opportunities Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.63% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
32	Columbia Income Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.13
Class T	0.05 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00%, 0.50% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C, Class R and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% fee, up to 0.25% can be reimbursed for distribution and/or shareholder servicing expenses. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $999,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below:
Amount ($)
Class A	42,950
Class C	345
Columbia Income Opportunities Fund | Semiannual Report 2019	33

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	1.05%	1.07%
Advisor Class	0.80	0.82
Class C	1.80	1.82
Institutional Class	0.80	0.82
Institutional 2 Class	0.73	0.76
Institutional 3 Class	0.68	0.71
Class R	1.30	1.32
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,254,305,000	9,792,000	(41,242,000)	(31,450,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	27,289,551	—	27,289,551
34	Columbia Income Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $219,781,731 and $417,008,147, respectively, for the six months ended January 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	3,422,222	2.79	9
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
Columbia Income Opportunities Fund | Semiannual Report 2019	35

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The Fund had no borrowings during the six months ended January 31, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2019, two unaffiliated shareholders of record owned 29.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 50.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
36	Columbia Income Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Income Opportunities Fund | Semiannual Report 2019	37

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
38	Columbia Income Opportunities Fund | Semiannual Report 2019

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Columbia Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR164_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia Short-Term Cash Fund
Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the 1933 Act.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Short-Term Cash Fund  |  Semiannual Report 2019

Fund at a Glance
Portfolio management
John McColley
Portfolio breakdown (%) (at January 31, 2019)
Asset-Backed Commercial Paper	3.1
Asset-Backed Securities — Non-Agency(a)	3.2
Certificates of Deposit	19.7
Commercial Paper	28.9
Repurchase Agreements	0.4
U.S. Government & Agency Obligations	42.0
U.S. Treasury Obligations	2.7
Total	100.0

(a)	Category comprised of short-term asset-backed securities.
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Short-Term Cash Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Short-Term Cash Fund	1,000.00	1,000.00	1,011.40	1,025.21	0.00	0.00	0.00
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
4	Columbia Short-Term Cash Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Commercial Paper 3.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC(a)
02/04/2019	2.610%	40,000,000	39,988,560
02/05/2019	2.610%	40,050,000	40,035,662
02/19/2019	2.680%	50,000,000	49,930,400
03/04/2019	2.750%	25,000,000	24,939,825
03/11/2019	2.750%	33,000,000	32,903,178
03/12/2019	2.750%	15,000,000	14,954,865
03/14/2019	2.750%	50,000,000	49,842,050
03/18/2019	2.820%	40,000,000	39,858,480
03/19/2019	2.820%	20,000,000	19,927,700
04/01/2019	2.790%	25,000,000	24,885,900
04/22/2019	2.710%	25,000,000	24,850,696
04/23/2019	2.710%	36,000,000	35,782,053
Total Asset-Backed Commercial Paper (Cost $397,939,208)			397,899,369

Asset-Backed Securities — Non-Agency 3.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARI Fleet Lease Trust(a)
Series 2018-A Class A1
03/15/2019	1.950%	250,169	250,090
Series 2018-B Class A1
10/15/2019	2.535%	35,168,724	35,145,492
Bank of the West Auto Trust(a)
Series 2018-1 Class A1
11/15/2019	2.659%	23,802,512	23,793,152
CarMax Auto Owner Trust
Series 2019-1 Class A1
01/15/2020	2.780%	52,000,000	51,999,771
DLL LLC(a)
Series 2018-ST2 Class A1
11/20/2019	2.714%	34,058,500	34,046,334
Enterprise Fleet Financing LLC(a)
Series 2018-2 Class A1
08/20/2019	2.550%	30,278,989	30,257,851
Series 2018-3 Class A1
11/20/2019	2.815%	53,885,880	53,875,798
Kubota Credit Owner Trust(a)
Series 2018-1A Class A1
05/15/2019	2.370%	1,357,522	1,357,277
Mercedes-Benz Auto Lease Trust
Series 2018-B Class A1
11/15/2019	2.716%	57,561,679	57,547,335
Series 2019-A Class A1
02/18/2020	2.743%	63,000,000	62,995,395
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wheels SPV LLC(a)
Series 2018-1A Class A1
07/20/2019	2.550%	19,764,493	19,753,806
World Omni Auto Receivables Trust
Series 2019-A Class A1
02/18/2020	2.726%	46,665,000	46,664,421
Total Asset-Backed Securities — Non-Agency (Cost $417,778,863)			417,686,722

Certificates of Deposit 19.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd.
02/01/2019	2.390%	400,000,000	400,000,000
Bank of Montreal
02/01/2019	2.430%	45,000,000	45,000,090
02/04/2019	2.440%	40,000,000	40,000,400
03/06/2019	2.540%	50,000,000	50,009,200
03/25/2019	2.570%	38,000,000	38,012,730
BB&T Co.
02/11/2019	2.460%	75,000,000	75,000,150
02/12/2019	2.170%	93,000,000	93,008,928
03/07/2019	2.550%	100,000,000	99,996,300
03/08/2019	2.550%	100,000,000	99,996,100
BNP Paribas SA
02/01/2019	2.370%	393,000,000	393,071,098
Cooperatieve Rabobank UA
02/01/2019	2.360%	400,000,000	400,071,968
HSBC Bank USA NA
02/11/2019	2.450%	93,000,000	93,001,209
Royal Bank of Canada(b)
1-month USD LIBOR + 0.150% 03/13/2019	2.660%	50,000,000	50,009,300
Royal Bank of Canada
04/02/2019	2.630%	100,000,000	99,986,500
Toronto-Dominion Bank (The)
02/06/2019	2.450%	30,000,000	30,000,690
03/11/2019	2.550%	25,000,000	25,005,025
03/21/2019	2.570%	50,000,000	50,014,800
04/08/2019	2.630%	50,000,000	50,007,200
04/08/2019	2.630%	40,000,000	40,005,760
04/16/2019	2.640%	93,000,000	93,009,579
Wells Fargo Bank NA
04/01/2019	2.120%	93,000,000	93,061,350
07/23/2019	2.380%	50,000,000	50,061,383
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Certificates of Deposit (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Wells Fargo Bank NA(b)
1-month USD LIBOR + 0.280% 05/01/2019	2.780%	50,000,000	49,998,789
1-month USD LIBOR + 0.270% 05/07/2019	2.590%	50,000,000	50,021,857
1-month USD LIBOR + 0.260% 05/14/2019	2.570%	50,000,000	50,022,087
Total Certificates of Deposit (Cost $2,558,000,000)			2,558,372,493

Commercial Paper 28.1%

Banking 6.9%
Bank of Nova Scotia(a)
02/01/2019	2.590%	100,000,000	99,992,900
02/04/2019	2.590%	100,000,000	99,971,600
02/05/2019	2.590%	100,000,000	99,964,500
02/07/2019	2.590%	100,000,000	99,950,300
02/19/2019	2.660%	40,000,000	39,944,760
HSBC USA, Inc.(a)
03/04/2019	2.800%	50,000,000	49,877,400
03/29/2019	2.830%	100,000,000	99,560,000
Royal Bank of Canada(a)
02/01/2019	2.410%	100,000,000	99,993,400
Royal Bank of Canada(a),(b)
1-month USD LIBOR + 0.150% 03/29/2019	2.650%	50,000,000	50,005,000
1-month USD LIBOR + 0.150% 04/01/2019	2.670%	100,000,000	100,000,050
Toronto-Dominion Bank (The)(a)
04/16/2019	2.720%	50,000,000	49,722,150
Westpac Banking Corp.(a)
03/05/2019	2.770%	31,850,000	31,770,343
Total			920,752,403
Consumer Products 0.4%
Procter & Gamble Co. (The)(a)
02/26/2019	2.610%	50,000,000	49,907,350
Diversified Manufacturing 0.4%
3M Co.(a)
02/21/2019	2.530%	25,000,000	24,963,600
02/22/2019	2.530%	21,500,000	21,467,213
Total			46,430,813
Integrated Energy 5.2%
Chevron Corp.(a)
02/13/2019	2.570%	50,000,000	49,954,200
03/05/2019	2.600%	100,000,000	99,765,600
03/14/2019	2.530%	50,000,000	49,855,050
03/15/2019	2.530%	57,650,000	57,478,895
03/26/2019	2.540%	50,000,000	49,812,850
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Exxon Mobil Corp.
02/04/2019	2.510%	105,000,000	104,971,125
02/06/2019	2.510%	35,000,000	34,985,545
02/08/2019	2.510%	100,000,000	99,945,000
02/13/2019	2.490%	50,000,000	49,955,700
02/19/2019	2.490%	50,000,000	49,935,200
02/21/2019	2.490%	50,000,000	49,928,400
Total			696,587,565
Life Insurance 2.9%
New York Life Capital Corp.(a)
02/08/2019	2.550%	108,399,000	108,338,405
02/19/2019	2.630%	43,134,000	43,075,122
02/20/2019	2.630%	54,386,000	54,307,847
03/07/2019	2.630%	60,000,000	59,849,100
03/18/2019	2.630%	20,327,000	20,259,819
03/25/2019	2.630%	25,463,000	25,366,037
05/01/2019	2.670%	25,318,000	25,152,370
Prudential Funding LLC
02/01/2019	2.410%	43,000,000	42,997,162
Total			379,345,862
Pharmaceuticals 8.4%
Merck & Co., Inc.(a)
02/06/2019	2.520%	35,000,000	34,985,510
02/26/2019	2.590%	50,000,000	49,908,050
02/27/2019	2.640%	50,000,000	49,902,650
03/07/2019	2.580%	8,500,000	8,479,048
03/13/2019	2.580%	25,000,000	24,927,800
03/15/2019	2.580%	46,725,000	46,583,470
03/19/2019	2.570%	50,000,000	49,835,100
03/27/2019	2.570%	50,000,000	49,807,050
03/29/2019	2.620%	50,000,000	49,796,588
Novartis Finance Corp.(a)
02/01/2019	2.520%	57,400,000	57,396,039
02/11/2019	2.530%	15,000,000	14,988,570
02/13/2019	2.440%	46,000,000	45,959,980
02/19/2019	2.560%	30,000,000	29,960,010
02/20/2019	2.560%	45,000,000	44,936,865
02/22/2019	2.570%	60,000,000	59,907,360
02/25/2019	2.570%	30,000,000	29,947,380
02/26/2019	2.570%	20,000,000	19,963,520
02/27/2019	2.570%	35,000,000	34,933,710
Roche Holdings, Inc.(a)
02/14/2019	2.480%	40,000,000	39,961,960
Sanofi SA(a)
03/13/2019	2.580%	100,000,000	99,711,200
03/15/2019	2.580%	50,000,000	49,848,550
03/18/2019	2.660%	50,000,000	49,832,800
03/20/2019	2.660%	107,300,000	106,925,630
03/26/2019	2.660%	66,700,000	66,438,202
Total			1,114,937,042

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short-Term Cash Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Retailers 1.7%
Walmart, Inc.(a)
03/11/2019	2.500%	35,000,000	34,906,935
03/12/2019	2.500%	35,000,000	34,904,520
03/13/2019	2.500%	35,000,000	34,902,140
03/25/2019	2.560%	98,000,000	97,637,008
04/08/2019	2.580%	30,000,000	29,858,400
Total			232,209,003
Technology 2.2%
Apple, Inc.(a)
02/11/2019	2.440%	75,000,000	74,944,875
03/25/2019	2.610%	35,000,000	34,867,770
04/15/2019	2.660%	150,000,000	149,196,300
Intel Corp.(a)
02/15/2019	2.540%	39,000,000	38,959,284
Total			297,968,229
Total Commercial Paper (Cost $3,738,497,859)			3,738,138,267

Repurchase Agreements 0.4%

Tri-party RBC Capital Markets LLC
dated 01/31/2019, matures 02/01/2019,
repurchase price $50,003,514 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,033)
	2.530%	50,000,000	50,008,691
Total Repurchase Agreements (Cost $50,000,000)			50,008,691

U.S. Government & Agency Obligations 40.9%

Federal Home Loan Banks(c)
09/20/2019	2.530%	100,000,000	100,015,700
Federal Home Loan Banks Discount Notes
02/05/2019	2.400%	150,000,000	149,950,800
02/06/2019	2.340%	227,000,000	226,912,605
02/07/2019	2.360%	200,000,000	199,909,600
02/08/2019	2.370%	75,000,000	74,961,075
02/11/2019	2.400%	100,000,000	99,927,800
02/12/2019	2.350%	100,000,000	99,922,700
02/13/2019	2.380%	150,000,000	149,872,800
02/14/2019	2.430%	85,000,000	84,920,865
02/15/2019	2.390%	100,000,000	99,901,800
02/19/2019	2.440%	100,000,000	99,873,400
02/20/2019	2.420%	100,000,000	99,867,700
02/21/2019	2.390%	75,000,000	74,896,800
02/22/2019	2.410%	150,000,000	149,782,050
02/25/2019	2.410%	200,000,000	199,670,800
02/27/2019	2.400%	100,000,000	99,822,500
02/28/2019	2.380%	240,000,000	239,562,000
03/01/2019	2.400%	122,000,000	121,768,200
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
03/04/2019	2.430%	175,000,000	174,628,650
03/05/2019	2.400%	200,000,000	199,567,600
03/06/2019	2.400%	222,000,000	221,505,606
03/07/2019	2.390%	100,000,000	99,771,500
03/08/2019	2.390%	170,000,000	169,599,650
03/11/2019	2.430%	200,000,000	199,482,400
03/12/2019	2.410%	100,000,000	99,737,100
03/13/2019	2.420%	200,000,000	199,458,600
03/14/2019	2.420%	100,000,000	99,722,600
03/15/2019	2.430%	157,395,000	156,946,109
03/18/2019	2.440%	100,000,000	99,693,700
03/19/2019	2.410%	100,000,000	99,690,800
03/20/2019	2.410%	100,000,000	99,684,300
03/21/2019	2.410%	100,000,000	99,677,900
03/22/2019	2.420%	128,000,000	127,576,320
03/26/2019	2.420%	75,000,000	74,732,925
04/01/2019	2.440%	100,000,000	99,601,300
04/02/2019	2.430%	50,000,000	49,798,100
04/03/2019	2.430%	175,000,000	174,281,625
04/04/2019	2.420%	175,000,000	174,270,600
04/05/2019	2.460%	175,000,000	174,249,775
04/09/2019	2.450%	150,000,000	149,319,450
Federal National Mortgage Association(b)
SOFR + 0.120% 07/30/2019	2.510%	23,300,000	23,313,351
Total U.S. Government & Agency Obligations (Cost $5,438,129,484)			5,437,849,156

U.S. Treasury Obligations 2.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(b)
3-month U.S. Treasury index + 0.012% 01/31/2020	2.405%	100,000,000	99,968,485
3-month U.S. Treasury index + 0.043% 07/31/2020	2.448%	100,000,000	99,943,118
3-month U.S. Treasury index + 0.045% 10/31/2020	2.450%	50,000,000	49,953,377
3-month U.S. Treasury index + 0.115% 01/31/2021	2.520%	100,000,000	99,999,310
Total U.S. Treasury Obligations (Cost $349,890,719)			349,864,290

Total Investments in Securities (Cost: $12,950,236,133)	12,949,818,988
Other Assets & Liabilities, Net	352,847,463
Net Assets	13,302,666,451

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $3,901,799,304, which represents 29.33% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2019.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2019.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Asset-Backed Commercial Paper	—	397,899,369	—	397,899,369
Asset-Backed Securities — Non-Agency	—	417,686,722	—	417,686,722
Certificates of Deposit	—	2,558,372,493	—	2,558,372,493
Commercial Paper	—	3,738,138,267	—	3,738,138,267
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short-Term Cash Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Repurchase Agreements	—	50,008,691	—	50,008,691
U.S. Government & Agency Obligations	—	5,437,849,156	—	5,437,849,156
U.S. Treasury Obligations	349,864,290	—	—	349,864,290
Total Investments in Securities	349,864,290	12,599,954,698	—	12,949,818,988
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $12,900,236,133)	$12,899,810,297
Repurchase agreements (cost $50,000,000)	50,008,691
Cash	374,491,034
Receivable for:
Interest	6,224,285
Prepaid expenses	24,818
Total assets	13,330,559,125
Liabilities
Payable for:
Distributions to shareholders	27,551,694
Compensation of board members	249,144
Compensation of chief compliance officer	1,542
Other expenses	90,294
Total liabilities	27,892,674
Net assets applicable to outstanding capital stock	$13,302,666,451
Represented by
Paid in capital	13,303,447,892
Total distributable earnings (loss) (Note 2)	(781,441)
Total - representing net assets applicable to outstanding capital stock	$13,302,666,451
Shares outstanding	13,303,581,594
Net asset value per share	0.9999
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short-Term Cash Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Interest	$157,398,931
Total income	157,398,931
Expenses:
Compensation of board members	81,130
Custodian fees	55,324
Shareholder reports and communication	5,299
Audit fees	15,831
Legal fees	61,262
Fidelity and surety fees	30,854
Commitment fees for bank credit facility	49,514
Compensation of chief compliance officer	1,542
Other	2,886
Total expenses	303,642
Net investment income	157,095,289
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(17,067)
Net realized loss	(17,067)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	46,750
Net change in unrealized appreciation (depreciation)	46,750
Net realized and unrealized gain	29,683
Net increase in net assets resulting from operations	$157,124,972
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$157,095,289	$216,350,642
Net realized loss	(17,067)	(24)
Net change in unrealized appreciation (depreciation)	46,750	(167,603)
Net increase in net assets resulting from operations	157,124,972	216,183,015
Distributions to shareholders
Net investment income and net realized gains	(157,143,731)
Net investment income		(216,450,638)
Total distributions to shareholders (Note 2)	(157,143,731)	(216,450,638)
Increase (decrease) in net assets from capital stock activity	(737,421,550)	674,233,489
Total increase (decrease) in net assets	(737,440,309)	673,965,866
Net assets at beginning of period	14,040,106,760	13,366,140,894
Net assets at end of period	$13,302,666,451	$14,040,106,760
Excess of distributions over net investment income	$(310,630)	$(262,188)

	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	44,826,111,436	44,821,628,824	74,214,199,405	74,211,616,274
Redemptions	(45,563,606,735)	(45,559,050,374)	(73,539,787,587)	(73,537,382,785)
Total net increase (decrease)	(737,495,299)	(737,421,550)	674,411,818	674,233,489
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short-Term Cash Fund | Semiannual Report 2019

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Total return assumes reinvestment of all dividends and distributions, if any. Total return is not annualized for periods of less than one year.
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31,
		2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$0.9999	$1.0000	$1.0000	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.0113	0.0152	0.0069	0.00 (a)	0.00 (a)	0.00 (a)
Net realized and unrealized gain (loss)	0.0000 (a)	(0.0002)	(0.0001)	(0.00) (a)	0.00 (a)	0.00 (a)
Total from investment operations	0.0113	0.0150	0.0068	0.00 (a)	0.00 (a)	0.00 (a)
Less distributions to shareholders from:
Net investment income	(0.0113)	(0.0151)	(0.0068)	(0.00) (a)	(0.00) (a)	(0.00) (a)
Total distributions to shareholders	(0.0113)	(0.0151)	(0.0068)	(0.00) (a)	(0.00) (a)	(0.00) (a)
Net asset value, end of period	$0.9999	$0.9999	$1.0000	$1.00	$1.00	$1.00
Total return	1.14%	1.52%	0.68%	0.32%	0.11%	0.09%
Ratios to average net assets
Total gross expenses	0.00% (a),(b)	0.00% (a)	0.01%	0.00% (a)	0.00% (a)	0.00% (a)
Total net expenses	0.00% (a),(b)	0.00% (a)	0.01%	0.00% (a)	0.00% (a)	0.00% (a)
Net investment income	2.24% (b)	1.52%	0.69%	0.32%	0.11%	0.09%
Supplemental data
Net assets, end of period (in thousands)	$13,302,666	$14,040,107	$13,366,141	$12,073,055	$11,339,961	$9,518,211

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2019	13

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Short-Term Cash Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Trust may issue an unlimited number of shares (without par value). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the Securities Act of 1933, as amended.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value. Although the Fund is a money market fund, the net asset value of the Fund will fluctuate with changes in the values of the Fund’s portfolio securities. As a result, the Fund’s net asset value may be above or below $1.0000. Prior to October 1, 2016, the Fund maintained a stable net asset value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or
14	Columbia Short-Term Cash Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2019:
RBC Capital Markets ($)
Assets
Repurchase agreements	50,008,691
Total financial and derivative net assets	50,008,691
Total collateral received (pledged) (a)	50,008,691
Net amount (b)	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Short-Term Cash Fund | Semiannual Report 2019	15

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their
16	Columbia Short-Term Cash Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
12,950,236,000	474,000	(891,000)	(417,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	36,599	—	36,599
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Short-Term Cash Fund | Semiannual Report 2019	17

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended January 31, 2019.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is disclosed as Commitment fees for bank credit facility in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Money market fund risk
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund. In addition,
18	Columbia Short-Term Cash Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
If, at any time, the Fund’s weekly liquid assets fall below 30% of its total assets and the Board of Trustees determines it is in the best interests of the Fund, the Fund may, as early as the same day and at any time during the day, impose a fee of up to 2% of the value of all shares redeemed and/or temporarily suspend redemptions (sometimes referred to as imposing redemption gates) for up to 10 business days. If, at the end of any business day, the Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must impose a fee, as of the beginning of the next business day, of 1% of the value of all shares redeemed, unless the Board of Trustees determines that imposing such a fee is not in the best interests of the Fund or the Board of Trustees determines that a lower or higher fee (not to exceed 2% of the value of all shares redeemed) would be in the best interests of the Fund. These determinations may affect the composition of the investment portfolio, performance and operating expenses of the Fund.
Shareholder concentration risk
At January 31, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Short-Term Cash Fund | Semiannual Report 2019	19

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
20	Columbia Short-Term Cash Fund | Semiannual Report 2019

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Columbia Short-Term Cash Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
SAR224_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia Disciplined Growth Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Disciplined Growth Fund   |  Semiannual Report 2019

Columbia Disciplined Growth Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Disciplined Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Brian Condon, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2010
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/17/07	-3.88	-1.84	12.75	16.30
	Including sales charges		-9.43	-7.45	11.42	15.62
Advisor Class*		06/01/15	-3.74	-1.52	12.96	16.41
Class C	Excluding sales charges	05/17/07	-4.18	-2.47	11.90	15.43
	Including sales charges		-5.01	-3.31	11.90	15.43
Institutional Class*		09/27/10	-3.74	-1.52	13.04	16.51
Institutional 2 Class*		11/08/12	-3.72	-1.49	13.17	16.58
Institutional 3 Class*		06/01/15	-3.67	-1.37	13.10	16.48
Class R		05/17/07	-3.87	-1.94	12.47	15.99
Russell 1000 Growth Index			-2.77	0.24	12.97	16.86
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher priceto-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Disciplined Growth Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at January 31, 2019)
Alphabet, Inc., Class A	7.0
Apple, Inc.	6.5
Facebook, Inc., Class A	4.9
Microsoft Corp.	4.8
Amazon.com, Inc.	4.7
Boeing Co. (The)	3.6
Visa, Inc., Class A	3.5
MasterCard, Inc., Class A	3.5
Adobe, Inc.	2.8
Altria Group, Inc.	2.4
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at January 31, 2019)
Common Stocks	98.5
Money Market Funds	1.5
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2019)
Communication Services	12.9
Consumer Discretionary	14.8
Consumer Staples	5.6
Energy	0.4
Financials	4.2
Health Care	14.6
Industrials	12.1
Information Technology	31.4
Materials	2.1
Real Estate	1.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Disciplined Growth Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	961.20	1,019.36	5.73	5.90	1.16
Advisor Class	1,000.00	1,000.00	962.60	1,020.62	4.50	4.63	0.91
Class C	1,000.00	1,000.00	958.20	1,015.58	9.43	9.70	1.91
Institutional Class	1,000.00	1,000.00	962.60	1,020.62	4.50	4.63	0.91
Institutional 2 Class	1,000.00	1,000.00	962.80	1,020.97	4.16	4.28	0.84
Institutional 3 Class	1,000.00	1,000.00	963.30	1,021.22	3.91	4.02	0.79
Class R	1,000.00	1,000.00	961.30	1,018.10	6.97	7.17	1.41
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Disciplined Growth Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 12.8%
Entertainment 0.2%
Electronic Arts, Inc.(a)	12,100	1,116,104
Interactive Media & Services 11.8%
Alphabet, Inc., Class A(a)	31,015	34,919,478
Facebook, Inc., Class A(a)	145,400	24,236,726
Total		59,156,204
Media 0.8%
AMC Networks, Inc., Class A(a)	60,400	3,801,576
Total Communication Services		64,073,884
Consumer Discretionary 14.6%
Auto Components 1.1%
Gentex Corp.	256,200	5,426,316
Diversified Consumer Services 0.7%
H&R Block, Inc.	160,500	3,786,195
Hotels, Restaurants & Leisure 1.9%
Starbucks Corp.	18,200	1,240,148
Wyndham Destinations, Inc.	198,800	8,377,432
Total		9,617,580
Internet & Direct Marketing Retail 6.9%
Amazon.com, Inc.(a)	13,665	23,486,445
Booking Holdings, Inc.(a)	5,970	10,941,876
Total		34,428,321
Specialty Retail 3.0%
Advance Auto Parts, Inc.	44,400	7,068,480
Home Depot, Inc. (The)	7,000	1,284,710
Urban Outfitters, Inc.(a)	205,200	6,627,960
Total		14,981,150
Textiles, Apparel & Luxury Goods 1.0%
Nike, Inc., Class B	61,900	5,068,372
Total Consumer Discretionary		73,307,934
Consumer Staples 5.5%
Beverages 0.7%
PepsiCo, Inc.	33,000	3,718,110
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.6%
Kimberly-Clark Corp.	25,500	2,840,190
Personal Products 1.8%
Herbalife Nutrition Ltd.(a)	151,800	9,062,460
Tobacco 2.4%
Altria Group, Inc.	244,600	12,071,010
Total Consumer Staples		27,691,770
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
EOG Resources, Inc.	23,000	2,281,600
Total Energy		2,281,600
Financials 4.1%
Capital Markets 2.1%
Intercontinental Exchange, Inc.	9,400	721,544
S&P Global, Inc.	53,000	10,157,450
Total		10,878,994
Consumer Finance 0.8%
Capital One Financial Corp.	49,100	3,956,969
Insurance 1.2%
Brown & Brown, Inc.	51,500	1,398,740
Progressive Corp. (The)	66,800	4,494,972
Total		5,893,712
Total Financials		20,729,675
Health Care 14.4%
Biotechnology 5.3%
Alexion Pharmaceuticals, Inc.(a)	35,800	4,401,968
BeiGene Ltd., ADR(a)	5,800	750,984
Biogen, Inc.(a)	18,200	6,074,796
BioMarin Pharmaceutical, Inc.(a)	44,700	4,388,199
bluebird bio, Inc.(a)	6,200	827,266
Gilead Sciences, Inc.	55,100	3,857,551
Sage Therapeutics, Inc.(a)	10,200	1,454,418
Vertex Pharmaceuticals, Inc.(a)	24,600	4,696,386
Total		26,451,568
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	67,900	4,922,071
Health Care Providers & Services 3.1%
Humana, Inc.	19,800	6,118,002
McKesson Corp.	66,800	8,567,100
UnitedHealth Group, Inc.	4,300	1,161,860
Total		15,846,962
Life Sciences Tools & Services 0.9%
Bruker Corp.	15,100	529,406
Pra Health Sciences, Inc.(a)	37,000	3,920,890
Total		4,450,296
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	149,500	7,380,815
Eli Lilly & Co.	98,000	11,746,280
Johnson & Johnson	4,900	652,092
Merck & Co., Inc.	13,600	1,012,248
Total		20,791,435
Total Health Care		72,462,332
Industrials 12.0%
Aerospace & Defense 3.5%
Boeing Co. (The)	46,200	17,815,644
Airlines 1.6%
Southwest Airlines Co.	141,000	8,003,160
Electrical Equipment 2.8%
Emerson Electric Co.	134,800	8,825,356
Rockwell Automation, Inc.	30,000	5,085,600
Total		13,910,956
Industrial Conglomerates 1.1%
Honeywell International, Inc.	37,800	5,429,214
Machinery 1.9%
Allison Transmission Holdings, Inc.	193,000	9,393,310
Professional Services 0.6%
Robert Half International, Inc.	46,000	2,963,780
Road & Rail 0.5%
Union Pacific Corp.	16,600	2,640,562
Total Industrials		60,156,626
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 31.1%
IT Services 8.6%
MasterCard, Inc., Class A	81,200	17,143,756
VeriSign, Inc.(a)	53,600	9,072,872
Visa, Inc., Class A	127,000	17,146,270
Total		43,362,898
Semiconductors & Semiconductor Equipment 3.8%
Broadcom, Inc.	38,200	10,247,150
Cypress Semiconductor Corp.	435,500	6,040,385
Lam Research Corp.	14,900	2,526,742
Total		18,814,277
Software 11.5%
Adobe, Inc.(a)	55,300	13,704,446
Fortinet, Inc.(a)	117,300	8,981,661
Intuit, Inc.	12,000	2,589,840
Microsoft Corp.	229,990	24,017,856
VMware, Inc., Class A	57,000	8,610,990
Total		57,904,793
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.(b)	193,377	32,185,668
NetApp, Inc.	58,200	3,711,414
Total		35,897,082
Total Information Technology		155,979,050
Materials 2.0%
Chemicals 1.6%
LyondellBasell Industries NV, Class A	95,500	8,305,635
Metals & Mining 0.4%
Steel Dynamics, Inc.	52,600	1,924,634
Total Materials		10,230,269
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITS) 1.9%
Simon Property Group, Inc.	52,500	9,561,300
Total Real Estate		9,561,300
Total Common Stocks (Cost $371,222,180)		496,474,440

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(c),(d)	7,790,808	7,790,029
Total Money Market Funds (Cost $7,790,029)		7,790,029
Total Investments in Securities (Cost: $379,012,209)		504,264,469
Other Assets & Liabilities, Net		(2,223,248)
Net Assets		502,041,221
At January 31, 2019, securities and/or cash totaling $682,404 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	66	03/2019	USD	8,924,850	193,802	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	6,704,464	42,321,469	(41,235,125)	7,790,808	(353)	353	69,192	7,790,029
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	64,073,884	—	—	—	64,073,884
Consumer Discretionary	73,307,934	—	—	—	73,307,934
Consumer Staples	27,691,770	—	—	—	27,691,770
Energy	2,281,600	—	—	—	2,281,600
Financials	20,729,675	—	—	—	20,729,675
Health Care	72,462,332	—	—	—	72,462,332
Industrials	60,156,626	—	—	—	60,156,626
Information Technology	155,979,050	—	—	—	155,979,050
Materials	10,230,269	—	—	—	10,230,269
Real Estate	9,561,300	—	—	—	9,561,300
Total Common Stocks	496,474,440	—	—	—	496,474,440
Money Market Funds	—	—	—	7,790,029	7,790,029
Total Investments in Securities	496,474,440	—	—	7,790,029	504,264,469
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	193,802	—	—	—	193,802
Total	496,668,242	—	—	7,790,029	504,458,271
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $371,222,180)	$496,474,440
Affiliated issuers (cost $7,790,029)	7,790,029
Receivable for:
Capital shares sold	284,431
Dividends	101,139
Variation margin for futures contracts	72,600
Prepaid expenses	2,160
Total assets	504,724,799
Liabilities
Payable for:
Capital shares purchased	2,537,193
Management services fees	10,259
Distribution and/or service fees	1,349
Transfer agent fees	34,144
Compensation of board members	55,309
Compensation of chief compliance officer	60
Other expenses	45,264
Total liabilities	2,683,578
Net assets applicable to outstanding capital stock	$502,041,221
Represented by
Paid in capital	375,476,387
Total distributable earnings (loss) (Note 2)	126,564,834
Total - representing net assets applicable to outstanding capital stock	$502,041,221
Class A
Net assets	$123,023,934
Shares outstanding	14,534,294
Net asset value per share	$8.46
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.98
Advisor Class
Net assets	$7,849,910
Shares outstanding	919,863
Net asset value per share	$8.53
Class C
Net assets	$18,395,545
Shares outstanding	2,296,194
Net asset value per share	$8.01
Institutional Class
Net assets	$95,646,580
Shares outstanding	11,167,861
Net asset value per share	$8.56
Institutional 2 Class
Net assets	$11,735,462
Shares outstanding	1,320,861
Net asset value per share	$8.88
Institutional 3 Class
Net assets	$244,147,584
Shares outstanding	28,229,138
Net asset value per share	$8.65
Class R
Net assets	$1,242,206
Shares outstanding	146,526
Net asset value per share	$8.48
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Growth Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,845,151
Dividends — affiliated issuers	69,192
Total income	4,914,343
Expenses:
Management services fees	2,005,260
Distribution and/or service fees
Class A	159,032
Class C	99,353
Class R	3,286
Class T	852
Transfer agent fees
Class A	76,497
Advisor Class	4,811
Class C	11,927
Institutional Class	67,400
Institutional 2 Class	3,840
Institutional 3 Class	9,307
Class R	790
Class T	286
Compensation of board members	4,399
Custodian fees	4,278
Printing and postage fees	19,259
Registration fees	62,283
Audit fees	17,304
Legal fees	4,581
Compensation of chief compliance officer	61
Other	8,713
Total expenses	2,563,519
Fees waived by transfer agent
Institutional 2 Class	(655)
Institutional 3 Class	(6,154)
Total net expenses	2,556,710
Net investment income	2,357,633
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,295,160
Investments — affiliated issuers	(353)
Futures contracts	(804,168)
Net realized gain	19,490,639
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(43,552,342)
Investments — affiliated issuers	353
Futures contracts	63,671
Net change in unrealized appreciation (depreciation)	(43,488,318)
Net realized and unrealized loss	(23,997,679)
Net decrease in net assets resulting from operations	$(21,640,046)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$2,357,633	$1,748,306
Net realized gain	19,490,639	62,274,666
Net change in unrealized appreciation (depreciation)	(43,488,318)	38,459,757
Net increase (decrease) in net assets resulting from operations	(21,640,046)	102,482,729
Distributions to shareholders
Net investment income and net realized gains
Class A	(15,543,057)
Advisor Class	(990,383)
Class C	(2,537,826)
Institutional Class	(12,729,165)
Institutional 2 Class	(1,442,964)
Institutional 3 Class	(31,081,758)
Class R	(155,458)
Class T	(106,849)
Net investment income
Class A		(361,155)
Advisor Class		(43,563)
Institutional Class		(613,386)
Institutional 2 Class		(36,308)
Institutional 3 Class		(1,631,375)
Class K		(13)
Class R		(1,080)
Class T		(3,203)
Net realized gains
Class A		(14,373,536)
Advisor Class		(973,359)
Class C		(2,895,576)
Institutional Class		(13,608,326)
Institutional 2 Class		(711,732)
Institutional 3 Class		(29,985,515)
Class K		(371)
Class R		(168,850)
Class T		(125,818)
Total distributions to shareholders (Note 2)	(64,587,460)	(65,533,166)
Increase in net assets from capital stock activity	24,514,928	25,206,723
Total increase (decrease) in net assets	(61,712,578)	62,156,286
Net assets at beginning of period	563,753,799	501,597,513
Net assets at end of period	$502,041,221	$563,753,799
Undistributed net investment income	$1,784,438	$150,614
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Growth Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,562,717	14,299,231	2,385,442	23,291,771
Distributions reinvested	1,865,334	15,165,163	1,544,286	14,315,518
Redemptions	(1,822,331)	(16,397,360)	(3,034,710)	(29,559,995)
Net increase	1,605,720	13,067,034	895,018	8,047,294
Advisor Class
Subscriptions	83,156	809,435	649,051	6,411,056
Distributions reinvested	119,994	983,949	109,075	1,016,580
Redemptions	(63,985)	(574,580)	(417,962)	(4,109,101)
Net increase	139,165	1,218,804	340,164	3,318,535
Class B
Redemptions	—	—	(271)	(2,617)
Net decrease	—	—	(271)	(2,617)
Class C
Subscriptions	306,201	2,649,150	384,389	3,582,053
Distributions reinvested	306,358	2,362,024	300,503	2,677,479
Redemptions	(508,603)	(4,360,052)	(1,002,255)	(9,479,711)
Net increase (decrease)	103,956	651,122	(317,363)	(3,220,179)
Institutional Class
Subscriptions	1,612,498	15,238,952	2,941,635	28,853,074
Distributions reinvested	1,294,707	10,655,439	1,337,142	12,502,280
Redemptions	(3,809,169)	(35,518,020)	(3,670,884)	(35,855,261)
Net increase (decrease)	(901,964)	(9,623,629)	607,893	5,500,093
Institutional 2 Class
Subscriptions	135,812	1,272,198	808,401	8,113,798
Distributions reinvested	169,121	1,442,605	77,478	747,665
Redemptions	(139,118)	(1,242,250)	(226,882)	(2,283,683)
Net increase	165,815	1,472,553	658,997	6,577,780
Institutional 3 Class
Subscriptions	421,679	4,087,623	2,746,108	27,484,772
Distributions reinvested	3,740,244	31,081,430	3,352,762	31,616,548
Redemptions	(1,760,853)	(16,784,960)	(5,394,632)	(53,956,478)
Net increase	2,401,070	18,384,093	704,238	5,144,842
Class K
Redemptions	—	—	(304)	(3,045)
Net decrease	—	—	(304)	(3,045)
Class R
Subscriptions	30,067	280,399	82,084	790,977
Distributions reinvested	10,065	82,029	7,516	69,972
Redemptions	(27,000)	(261,089)	(67,773)	(650,205)
Net increase	13,132	101,339	21,827	210,744
Class T
Distributions reinvested	12,987	106,491	13,789	128,650
Redemptions	(105,863)	(862,879)	(50,567)	(495,374)
Net decrease	(92,876)	(756,388)	(36,778)	(366,724)
Total net increase	3,434,018	24,514,928	2,873,421	25,206,723
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$10.11	0.03	(0.47)	(0.44)	—	(1.21)	(1.21)
Year Ended 7/31/2018	$9.50	0.01	1.85	1.86	(0.03)	(1.22)	(1.25)
Year Ended 7/31/2017	$8.51	0.04	1.45	1.49	(0.04)	(0.46)	(0.50)
Year Ended 7/31/2016	$9.39	0.04	0.20	0.24	(0.06)	(1.06)	(1.12)
Year Ended 7/31/2015	$9.04	0.05	1.36	1.41	(0.03)	(1.03)	(1.06)
Year Ended 7/31/2014	$9.04	0.05	1.80	1.85	(0.10)	(1.75)	(1.85)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$10.18	0.04	(0.47)	(0.43)	(0.01)	(1.21)	(1.22)
Year Ended 7/31/2018	$9.56	0.03	1.87	1.90	(0.06)	(1.22)	(1.28)
Year Ended 7/31/2017	$8.56	0.05	1.47	1.52	(0.06)	(0.46)	(0.52)
Year Ended 7/31/2016	$9.43	0.04	0.23	0.27	(0.08)	(1.06)	(1.14)
Year Ended 7/31/2015(e)	$9.33	(0.01)	0.11	0.10	—	—	—
Class C
Six Months Ended 1/31/2019 (Unaudited)	$9.67	(0.00) (f)	(0.45)	(0.45)	—	(1.21)	(1.21)
Year Ended 7/31/2018	$9.18	(0.06)	1.77	1.71	—	(1.22)	(1.22)
Year Ended 7/31/2017	$8.26	(0.03)	1.41	1.38	—	(0.46)	(0.46)
Year Ended 7/31/2016	$9.14	(0.02)	0.20	0.18	—	(1.06)	(1.06)
Year Ended 7/31/2015	$8.86	(0.02)	1.33	1.31	—	(1.03)	(1.03)
Year Ended 7/31/2014	$8.90	(0.02)	1.76	1.74	(0.03)	(1.75)	(1.78)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$10.21	0.04	(0.47)	(0.43)	(0.01)	(1.21)	(1.22)
Year Ended 7/31/2018	$9.59	0.04	1.86	1.90	(0.06)	(1.22)	(1.28)
Year Ended 7/31/2017	$8.58	0.05	1.48	1.53	(0.06)	(0.46)	(0.52)
Year Ended 7/31/2016	$9.46	0.06	0.20	0.26	(0.08)	(1.06)	(1.14)
Year Ended 7/31/2015	$9.09	0.07	1.39	1.46	(0.06)	(1.03)	(1.09)
Year Ended 7/31/2014	$9.09	0.06	1.81	1.87	(0.12)	(1.75)	(1.87)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$10.55	0.05	(0.49)	(0.44)	(0.02)	(1.21)	(1.23)
Year Ended 7/31/2018	$9.87	0.04	1.92	1.96	(0.06)	(1.22)	(1.28)
Year Ended 7/31/2017	$8.82	0.06	1.52	1.58	(0.07)	(0.46)	(0.53)
Year Ended 7/31/2016	$9.69	0.08	0.21	0.29	(0.10)	(1.06)	(1.16)
Year Ended 7/31/2015	$9.30	0.03	1.46	1.49	(0.07)	(1.03)	(1.10)
Year Ended 7/31/2014	$9.25	0.08	1.85	1.93	(0.13)	(1.75)	(1.88)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	$8.46	(3.88%)	1.16% (c)	1.16% (c)	0.68% (c)	41%	$123,024
Year Ended 7/31/2018	$10.11	20.79%	1.17%	1.17% (d)	0.12%	82%	$130,693
Year Ended 7/31/2017	$9.50	18.37%	1.22%	1.20% (d)	0.43%	81%	$114,369
Year Ended 7/31/2016	$8.51	3.05%	1.27%	1.23%	0.46%	86%	$140,658
Year Ended 7/31/2015	$9.39	16.41%	1.24%	1.24%	0.55%	102%	$247,170
Year Ended 7/31/2014	$9.04	22.23%	1.26%	1.26% (d)	0.55%	105%	$247,008
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$8.53	(3.74%)	0.91% (c)	0.91% (c)	0.93% (c)	41%	$7,850
Year Ended 7/31/2018	$10.18	21.06%	0.92%	0.92% (d)	0.34%	82%	$7,947
Year Ended 7/31/2017	$9.56	18.68%	0.95%	0.94% (d)	0.58%	81%	$4,213
Year Ended 7/31/2016	$8.56	3.39%	1.02%	0.96%	0.53%	86%	$305
Year Ended 7/31/2015(e)	$9.43	1.07%	1.05% (c)	1.05% (c)	(0.60%) (c)	102%	$59
Class C
Six Months Ended 1/31/2019 (Unaudited)	$8.01	(4.18%)	1.91% (c)	1.91% (c)	(0.09%) (c)	41%	$18,396
Year Ended 7/31/2018	$9.67	19.77%	1.92%	1.92% (d)	(0.62%)	82%	$21,203
Year Ended 7/31/2017	$9.18	17.44%	1.96%	1.95% (d)	(0.35%)	81%	$23,034
Year Ended 7/31/2016	$8.26	2.43%	2.03%	1.97%	(0.25%)	86%	$19,878
Year Ended 7/31/2015	$9.14	15.47%	1.99%	1.99%	(0.23%)	102%	$11,825
Year Ended 7/31/2014	$8.86	21.22%	2.02%	2.02% (d)	(0.23%)	105%	$3,826
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$8.56	(3.74%)	0.91% (c)	0.91% (c)	0.86% (c)	41%	$95,647
Year Ended 7/31/2018	$10.21	20.99%	0.92%	0.92% (d)	0.37%	82%	$123,250
Year Ended 7/31/2017	$9.59	18.76%	0.95%	0.94% (d)	0.56%	81%	$109,911
Year Ended 7/31/2016	$8.58	3.30%	1.03%	0.96%	0.73%	86%	$23,950
Year Ended 7/31/2015	$9.46	16.80%	1.00%	1.00%	0.76%	102%	$10,456
Year Ended 7/31/2014	$9.09	22.39%	1.02%	1.02% (d)	0.72%	105%	$811
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$8.88	(3.72%)	0.86% (c)	0.84% (c)	1.00% (c)	41%	$11,735
Year Ended 7/31/2018	$10.55	21.10%	0.87%	0.85%	0.38%	82%	$12,184
Year Ended 7/31/2017	$9.87	18.83%	0.87%	0.85%	0.69%	81%	$4,895
Year Ended 7/31/2016	$8.82	3.49%	0.86%	0.84%	0.90%	86%	$2,620
Year Ended 7/31/2015	$9.69	16.82%	0.86%	0.86%	0.33%	102%	$1,316
Year Ended 7/31/2014	$9.30	22.80%	0.85%	0.85%	0.90%	105%	$31
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$10.31	0.05	(0.48)	(0.43)	(0.02)	(1.21)	(1.23)
Year Ended 7/31/2018	$9.67	0.05	1.88	1.93	(0.07)	(1.22)	(1.29)
Year Ended 7/31/2017	$8.65	0.06	1.50	1.56	(0.08)	(0.46)	(0.54)
Year Ended 7/31/2016	$9.53	0.08	0.21	0.29	(0.11)	(1.06)	(1.17)
Year Ended 7/31/2015(g)	$9.42	0.01	0.10	0.11	—	—	—
Class R
Six Months Ended 1/31/2019 (Unaudited)	$10.13	0.02	(0.46)	(0.44)	—	(1.21)	(1.21)
Year Ended 7/31/2018	$9.53	(0.01)	1.84	1.83	(0.01)	(1.22)	(1.23)
Year Ended 7/31/2017	$8.53	0.01	1.47	1.48	(0.02)	(0.46)	(0.48)
Year Ended 7/31/2016	$9.41	0.02	0.20	0.22	(0.04)	(1.06)	(1.10)
Year Ended 7/31/2015	$9.05	0.02	1.38	1.40	(0.01)	(1.03)	(1.04)
Year Ended 7/31/2014	$9.06	0.04	1.77	1.81	(0.07)	(1.75)	(1.82)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Advisor Class shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
(f)	Rounds to zero.
(g)	Institutional 3 Class shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$8.65	(3.67%)	0.80% (c)	0.79% (c)	1.05% (c)	41%	$244,148
Year Ended 7/31/2018	$10.31	21.17%	0.81%	0.80%	0.49%	82%	$266,180
Year Ended 7/31/2017	$9.67	18.91%	0.81%	0.81%	0.62%	81%	$242,867
Year Ended 7/31/2016	$8.65	3.54%	0.81%	0.79%	0.92%	86%	$6
Year Ended 7/31/2015(g)	$9.53	1.17%	0.75% (c)	0.75% (c)	0.64% (c)	102%	$3
Class R
Six Months Ended 1/31/2019 (Unaudited)	$8.48	(3.87%)	1.41% (c)	1.41% (c)	0.42% (c)	41%	$1,242
Year Ended 7/31/2018	$10.13	20.32%	1.42%	1.42% (d)	(0.13%)	82%	$1,352
Year Ended 7/31/2017	$9.53	18.18%	1.46%	1.44% (d)	0.11%	81%	$1,063
Year Ended 7/31/2016	$8.53	2.77%	1.53%	1.47%	0.23%	86%	$459
Year Ended 7/31/2015	$9.41	16.22%	1.49%	1.49%	0.20%	102%	$96
Year Ended 7/31/2014	$9.05	21.75%	1.50%	1.50% (d)	0.39%	105%	$25
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2019	17

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Disciplined Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Disciplined Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any
Columbia Disciplined Growth Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
20	Columbia Disciplined Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	193,802*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(804,168)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	63,671
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	7,376,858

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Disciplined Growth Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date.
22	Columbia Disciplined Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Disciplined Growth Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective December 1, 2018 through November 30, 2019, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.06% of the average daily net assets attributable to Institutional 2 Class shares. Prior to December 1, 2018, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.12
Class T	0.03 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00%, 0.50% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C, Class R and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% fee, up to 0.25% can be reimbursed for distribution and/or shareholder servicing expenses. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
24	Columbia Disciplined Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $66,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below:
Amount ($)
Class A	143,927
Class C	735
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	1.19%	1.19%
Advisor Class	0.94	0.94
Class C	1.94	1.94
Institutional Class	0.94	0.94
Institutional 2 Class	0.88	0.87
Institutional 3 Class	0.83	0.82
Class R	1.44	1.44
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective December 1, 2018 through November 30, 2019, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.06% for Institutional 2 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to December 1, 2018 is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Disciplined Growth Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
379,012,000	136,987,000	(11,541,000)	125,446,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $220,211,649 and $258,001,361, respectively, for the six months ended January 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The
26	Columbia Disciplined Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Note 9. Significant risks
Shareholder concentration risk
At January 31, 2019, affiliated shareholders of record owned 72.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Disciplined Growth Fund | Semiannual Report 2019	27

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
28	Columbia Disciplined Growth Fund | Semiannual Report 2019

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Columbia Disciplined Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR178_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia Disciplined Value Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Disciplined Value Fund   |  Semiannual Report 2019

Columbia Disciplined Value Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Disciplined Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Brian Condon, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2010
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/01/08	-4.99	-7.80	8.34	13.99
	Including sales charges		-10.45	-13.10	7.06	13.31
Advisor Class*		06/01/15	-4.86	-7.57	8.54	14.10
Class C	Excluding sales charges	08/01/08	-5.44	-8.56	7.51	13.10
	Including sales charges		-6.30	-9.39	7.51	13.10
Institutional Class*		09/27/10	-4.86	-7.57	8.63	14.23
Institutional 2 Class*		06/01/15	-4.84	-7.47	8.60	14.13
Institutional 3 Class*		06/01/15	-4.77	-7.39	8.66	14.16
Class R		08/01/08	-5.15	-8.12	8.05	13.66
Class V*	Excluding sales charges	03/07/11	-5.00	-7.82	8.32	13.95
	Including sales charges		-10.48	-13.13	7.04	13.27
Russell 1000 Value Index			-3.26	-4.81	8.33	13.39
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Disciplined Value Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at January 31, 2019)
JPMorgan Chase & Co.	4.4
Cisco Systems, Inc.	3.5
Verizon Communications, Inc.	3.5
Citigroup, Inc.	3.0
Pfizer, Inc.	2.9
ConocoPhillips	2.3
Eli Lilly & Co.	2.2
Oracle Corp.	2.1
Walgreens Boots Alliance, Inc.	2.1
Bank of America Corp.	2.0
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at January 31, 2019)
Common Stocks	98.4
Money Market Funds	1.6
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2019)
Communication Services	6.9
Consumer Discretionary	5.0
Consumer Staples	8.0
Energy	10.1
Financials	22.8
Health Care	14.8
Industrials	7.9
Information Technology	9.4
Materials	3.8
Real Estate	4.7
Utilities	6.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Disciplined Value Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	950.10	1,019.41	5.65	5.85	1.15
Advisor Class	1,000.00	1,000.00	951.40	1,020.67	4.43	4.58	0.90
Class C	1,000.00	1,000.00	945.60	1,015.63	9.32	9.65	1.90
Institutional Class	1,000.00	1,000.00	951.40	1,020.67	4.43	4.58	0.90
Institutional 2 Class	1,000.00	1,000.00	951.60	1,021.37	3.74	3.87	0.76
Institutional 3 Class	1,000.00	1,000.00	952.30	1,021.63	3.49	3.62	0.71
Class R	1,000.00	1,000.00	948.50	1,018.15	6.88	7.12	1.40
Class V	1,000.00	1,000.00	950.00	1,019.41	5.65	5.85	1.15
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Disciplined Value Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 6.7%
Diversified Telecommunication Services 4.9%
AT&T, Inc.	367,800	11,056,068
Verizon Communications, Inc.	449,400	24,743,964
Total		35,800,032
Media 1.8%
Comcast Corp., Class A	350,700	12,825,099
Total Communication Services		48,625,131
Consumer Discretionary 4.9%
Auto Components 1.4%
Gentex Corp.	489,800	10,373,964
Diversified Consumer Services 1.0%
H&R Block, Inc.	294,400	6,944,896
Hotels, Restaurants & Leisure 0.4%
Extended Stay America, Inc.	151,200	2,585,520
Multiline Retail 1.0%
Kohl’s Corp.	107,200	7,363,568
Specialty Retail 1.1%
Advance Auto Parts, Inc.	52,400	8,342,080
Total Consumer Discretionary		35,610,028
Consumer Staples 7.8%
Food & Staples Retailing 3.8%
Walgreens Boots Alliance, Inc.	204,700	14,791,622
Walmart, Inc.	132,000	12,649,560
Total		27,441,182
Food Products 0.5%
General Mills, Inc.	88,100	3,915,164
Household Products 1.8%
Kimberly-Clark Corp.	112,600	12,541,388
Procter & Gamble Co. (The)	7,100	684,937
Total		13,226,325
Personal Products 1.7%
Herbalife Nutrition Ltd.(a)	199,800	11,928,060
Total Consumer Staples		56,510,731
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 9.9%
Energy Equipment & Services 0.2%
National Oilwell Varco, Inc.	28,200	831,336
Schlumberger Ltd.	20,100	888,621
Total		1,719,957
Oil, Gas & Consumable Fuels 9.7%
Chevron Corp.	116,500	13,356,725
ConocoPhillips	242,900	16,441,901
EOG Resources, Inc.	21,200	2,103,040
Exxon Mobil Corp.(b)	86,600	6,346,048
Marathon Petroleum Corp.	91,300	6,049,538
Murphy Oil Corp.	93,400	2,554,490
PBF Energy, Inc., Class A	266,800	9,770,216
Valero Energy Corp.	148,500	13,041,270
Total		69,663,228
Total Energy		71,383,185
Financials 22.4%
Banks 11.1%
Bank of America Corp.	499,700	14,226,459
CIT Group, Inc.	15,100	697,469
Citigroup, Inc.	328,800	21,194,448
JPMorgan Chase & Co.	300,100	31,060,350
Popular, Inc.	224,200	12,243,562
Wells Fargo & Co.	9,200	449,972
Total		79,872,260
Capital Markets 2.2%
CME Group, Inc.	10,700	1,950,396
Intercontinental Exchange, Inc.	113,600	8,719,936
T. Rowe Price Group, Inc.	57,400	5,364,604
Total		16,034,936
Consumer Finance 1.4%
Capital One Financial Corp.	60,400	4,867,636
Navient Corp.	457,400	5,214,360
Total		10,081,996
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc., Class B(a)	33,700	6,926,698
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 6.7%
Allstate Corp. (The)	143,700	12,626,919
Brown & Brown, Inc.	149,600	4,063,136
Marsh & McLennan Companies, Inc.	142,700	12,584,713
MetLife, Inc.	165,000	7,535,550
Prudential Financial, Inc.	128,000	11,793,920
Total		48,604,238
Total Financials		161,520,128
Health Care 14.6%
Biotechnology 0.4%
Alexion Pharmaceuticals, Inc.(a)	11,850	1,457,076
Biogen, Inc.(a)	4,950	1,652,211
Total		3,109,287
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	28,500	2,079,930
Baxter International, Inc.	184,200	13,352,658
Total		15,432,588
Health Care Providers & Services 3.1%
Cigna Corp.	16,891	3,374,991
Humana, Inc.	26,500	8,188,235
McKesson Corp.	80,800	10,362,600
Premier, Inc.(a)	9,300	370,047
Total		22,295,873
Pharmaceuticals 8.9%
Allergan PLC	6,300	907,074
Bristol-Myers Squibb Co.	267,500	13,206,475
Eli Lilly & Co.	128,000	15,342,080
Johnson & Johnson	39,400	5,243,352
Merck & Co., Inc.	125,200	9,318,636
Pfizer, Inc.	480,000	20,376,000
Total		64,393,617
Total Health Care		105,231,365
Industrials 7.8%
Airlines 2.1%
Delta Air Lines, Inc.	247,000	12,209,210
Southwest Airlines Co.	54,200	3,076,392
Total		15,285,602
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.7%
Emerson Electric Co.	184,800	12,098,856
Industrial Conglomerates 1.9%
Honeywell International, Inc.	95,700	13,745,391
Machinery 1.6%
Snap-On, Inc.	70,400	11,685,696
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc., Class A	38,600	3,222,714
Total Industrials		56,038,259
Information Technology 9.3%
Communications Equipment 3.5%
Cisco Systems, Inc.	529,300	25,030,597
Semiconductors & Semiconductor Equipment 2.3%
Broadcom, Inc.	11,600	3,111,700
QUALCOMM, Inc.	265,800	13,162,416
Total		16,274,116
Software 2.9%
Microsoft Corp.	57,600	6,015,168
Oracle Corp.	299,200	15,028,816
Total		21,043,984
Technology Hardware, Storage & Peripherals 0.6%
HP, Inc.	197,500	4,350,925
Total Information Technology		66,699,622
Materials 3.8%
Chemicals 2.3%
LyondellBasell Industries NV, Class A	140,900	12,254,073
Westlake Chemical Corp.	55,900	4,131,010
Total		16,385,083
Metals & Mining 0.1%
Steel Dynamics, Inc.	26,500	969,635
Paper & Forest Products 1.4%
Domtar Corp.	207,000	9,708,300
Total Materials		27,063,018

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Value Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.6%
Equity Real Estate Investment Trusts (REITS) 4.6%
Host Hotels & Resorts, Inc.	112,700	2,035,362
Park Hotels & Resorts, Inc.	355,100	10,677,857
Rayonier, Inc.	42,900	1,305,876
Simon Property Group, Inc.	31,600	5,754,992
Spirit Realty Capital, Inc.	309,100	12,277,452
Uniti Group, Inc.	43,200	860,112
Total		32,911,651
Real Estate Management & Development 0.0%
Realogy Holdings Corp.	16,100	285,775
Total Real Estate		33,197,426
Utilities 6.5%
Electric Utilities 2.5%
American Electric Power Co., Inc.	82,200	6,503,664
Exelon Corp.	247,400	11,815,824
Total		18,319,488
Independent Power and Renewable Electricity Producers 1.7%
NRG Energy, Inc.	289,600	11,847,536
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 2.3%
CenterPoint Energy, Inc.	73,700	2,278,804
Public Service Enterprise Group, Inc.	259,500	14,155,725
Total		16,434,529
Total Utilities		46,601,553
Total Common Stocks (Cost $599,859,608)		708,480,446

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(c),(d)	11,155,569	11,154,453
Total Money Market Funds (Cost $11,154,453)		11,154,453
Total Investments in Securities (Cost: $611,014,061)		719,634,899
Other Assets & Liabilities, Net		827,810
Net Assets		720,462,709

At January 31, 2019, securities and/or cash totaling $967,296 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	94	03/2019	USD	12,711,150	820,277	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	10,257,091	76,174,703	(75,276,225)	11,155,569	—	—	132,431	11,154,453
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	48,625,131	—	—	—	48,625,131
Consumer Discretionary	35,610,028	—	—	—	35,610,028
Consumer Staples	56,510,731	—	—	—	56,510,731
Energy	71,383,185	—	—	—	71,383,185
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Value Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Financials	161,520,128	—	—	—	161,520,128
Health Care	105,231,365	—	—	—	105,231,365
Industrials	56,038,259	—	—	—	56,038,259
Information Technology	66,699,622	—	—	—	66,699,622
Materials	27,063,018	—	—	—	27,063,018
Real Estate	33,197,426	—	—	—	33,197,426
Utilities	46,601,553	—	—	—	46,601,553
Total Common Stocks	708,480,446	—	—	—	708,480,446
Money Market Funds	—	—	—	11,154,453	11,154,453
Total Investments in Securities	708,480,446	—	—	11,154,453	719,634,899
Investments in Derivatives
Asset
Futures Contracts	820,277	—	—	—	820,277
Total	709,300,723	—	—	11,154,453	720,455,176
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $599,859,608)	$708,480,446
Affiliated issuers (cost $11,154,453)	11,154,453
Receivable for:
Capital shares sold	168,054
Dividends	889,475
Variation margin for futures contracts	103,400
Expense reimbursement due from Investment Manager	1,712
Prepaid expenses	2,597
Total assets	720,800,137
Liabilities
Payable for:
Capital shares purchased	170,076
Management services fees	14,389
Distribution and/or service fees	1,425
Transfer agent fees	53,926
Compensation of board members	47,348
Compensation of chief compliance officer	91
Audit fees	18,471
Other expenses	31,702
Total liabilities	337,428
Net assets applicable to outstanding capital stock	$720,462,709
Represented by
Paid in capital	616,516,363
Total distributable earnings (loss) (Note 2)	103,946,346
Total - representing net assets applicable to outstanding capital stock	$720,462,709
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Value Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
January 31, 2019 (Unaudited)
Class A
Net assets	$75,478,819
Shares outstanding	8,178,855
Net asset value per share	$9.23
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.79
Advisor Class
Net assets	$3,403,742
Shares outstanding	365,639
Net asset value per share	$9.31
Class C
Net assets	$13,278,654
Shares outstanding	1,474,847
Net asset value per share	$9.00
Institutional Class
Net assets	$129,461,348
Shares outstanding	13,896,852
Net asset value per share	$9.32
Institutional 2 Class
Net assets	$1,199,948
Shares outstanding	129,133
Net asset value per share	$9.29
Institutional 3 Class
Net assets	$419,469,528
Shares outstanding	45,067,882
Net asset value per share	$9.31
Class R
Net assets	$2,882,092
Shares outstanding	311,463
Net asset value per share	$9.25
Class V
Net assets	$75,288,578
Shares outstanding	8,183,575
Net asset value per share	$9.20
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$9.76
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$10,642,989
Dividends — affiliated issuers	132,431
Foreign taxes withheld	(5,517)
Total income	10,769,903
Expenses:
Management services fees	2,893,821
Distribution and/or service fees
Class A	95,222
Class C	70,213
Class R	7,977
Class T	1,343
Class V	99,586
Transfer agent fees
Class A	81,113
Advisor Class	4,805
Class C	14,940
Institutional Class	182,715
Institutional 2 Class	384
Institutional 3 Class	15,637
Class R	3,399
Class T	1,113
Class V	84,736
Compensation of board members	6,907
Custodian fees	5,691
Printing and postage fees	19,384
Registration fees	69,880
Audit fees	16,794
Legal fees	5,416
Compensation of chief compliance officer	90
Other	11,164
Total expenses	3,692,330
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(282,137)
Total net expenses	3,410,193
Net investment income	7,359,710
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,362,025
Futures contracts	(1,551,356)
Net realized gain	1,810,669
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(49,354,506)
Futures contracts	569,228
Net change in unrealized appreciation (depreciation)	(48,785,278)
Net realized and unrealized loss	(46,974,609)
Net decrease in net assets resulting from operations	$(39,614,899)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Value Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$7,359,710	$13,504,588
Net realized gain	1,810,669	66,376,193
Net change in unrealized appreciation (depreciation)	(48,785,278)	22,348,297
Net increase (decrease) in net assets resulting from operations	(39,614,899)	102,229,078
Distributions to shareholders
Net investment income and net realized gains
Class A	(7,359,386)
Advisor Class	(396,274)
Class C	(1,293,880)
Institutional Class	(13,467,138)
Institutional 2 Class	(124,052)
Institutional 3 Class	(43,366,409)
Class R	(315,945)
Class T	(135,304)
Class V	(7,739,309)
Net investment income
Class A		(1,436,602)
Advisor Class		(285,120)
Class C		(203,027)
Institutional Class		(3,897,680)
Institutional 2 Class		(23,212)
Institutional 3 Class		(10,484,296)
Class K		(68)
Class R		(56,378)
Class T		(35,237)
Class V		(1,637,782)
Net realized gains
Class A		(3,844,377)
Advisor Class		(680,615)
Class C		(853,143)
Institutional Class		(9,304,218)
Institutional 2 Class		(53,336)
Institutional 3 Class		(23,559,250)
Class K		(174)
Class R		(171,651)
Class T		(94,561)
Class V		(4,382,740)
Total distributions to shareholders (Note 2)	(74,197,697)	(61,003,467)
Increase (decrease) in net assets from capital stock activity	(24,392,673)	14,280,860
Total increase (decrease) in net assets	(138,205,269)	55,506,471
Net assets at beginning of period	858,667,978	803,161,507
Net assets at end of period	$720,462,709	$858,667,978
Undistributed net investment income	$1,165,682	$7,066,301
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2019	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,068,489	10,132,723	1,420,171	15,073,509
Distributions reinvested	605,856	5,458,757	376,696	3,959,075
Redemptions	(733,567)	(7,270,393)	(1,602,142)	(17,031,250)
Net increase	940,778	8,321,087	194,725	2,001,334
Advisor Class
Subscriptions	17,102	183,262	831,595	9,221,752
Distributions reinvested	43,613	396,005	91,174	965,529
Redemptions	(426,091)	(4,537,569)	(753,227)	(8,457,479)
Net increase (decrease)	(365,376)	(3,958,302)	169,542	1,729,802
Class B
Redemptions	—	—	(310)	(3,530)
Net decrease	—	—	(310)	(3,530)
Class C
Subscriptions	182,623	1,701,632	341,721	3,575,173
Distributions reinvested	127,278	1,120,049	87,958	904,212
Redemptions	(235,918)	(2,250,182)	(404,532)	(4,196,064)
Net increase	73,983	571,499	25,147	283,321
Institutional Class
Subscriptions	2,537,206	24,832,598	4,492,353	48,095,136
Distributions reinvested	1,307,322	11,883,558	1,119,735	11,869,191
Redemptions	(8,878,709)	(91,900,638)	(3,546,936)	(37,830,678)
Net increase (decrease)	(5,034,181)	(55,184,482)	2,065,152	22,133,649
Institutional 2 Class
Subscriptions	6,106	61,961	21,607	230,964
Distributions reinvested	13,647	123,780	7,222	76,340
Redemptions	(8,514)	(86,835)	(4,912)	(52,883)
Net increase	11,239	98,906	23,917	254,421
Institutional 3 Class
Subscriptions	245,841	2,343,257	562,131	6,011,678
Distributions reinvested	4,776,006	43,366,135	3,217,707	34,043,337
Redemptions	(2,124,480)	(22,502,511)	(4,604,523)	(49,850,004)
Net increase (decrease)	2,897,367	23,206,881	(824,685)	(9,794,989)
Class K
Redemptions	—	—	(307)	(3,346)
Net decrease	—	—	(307)	(3,346)
Class R
Subscriptions	71,050	744,821	63,292	677,278
Distributions reinvested	25,569	231,140	16,244	171,212
Redemptions	(68,888)	(664,442)	(79,417)	(851,456)
Net increase (decrease)	27,731	311,519	119	(2,966)
Class T
Distributions reinvested	14,883	134,989	12,257	129,559
Redemptions	(152,597)	(1,375,862)	(87,397)	(936,139)
Net decrease	(137,714)	(1,240,873)	(75,140)	(806,580)
Class V
Subscriptions	43,805	409,996	54,343	584,685
Distributions reinvested	753,164	6,763,411	496,559	5,203,935
Redemptions	(373,136)	(3,692,315)	(690,741)	(7,298,876)
Net increase (decrease)	423,833	3,481,092	(139,839)	(1,510,256)
Total net increase (decrease)	(1,162,340)	(24,392,673)	1,438,321	14,280,860
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Value Fund | Semiannual Report 2019

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Columbia Disciplined Value Fund | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$10.82	0.08	(0.64)	(0.56)	(0.16)	(0.87)	(1.03)
Year Ended 7/31/2018	$10.32	0.14	1.14	1.28	(0.21)	(0.57)	(0.78)
Year Ended 7/31/2017	$9.17	0.19	1.11	1.30	(0.15)	—	(0.15)
Year Ended 7/31/2016	$9.56	0.15	0.04	0.19	(0.13)	(0.45)	(0.58)
Year Ended 7/31/2015	$9.45	0.13	0.56	0.69	(0.11)	(0.47)	(0.58)
Year Ended 7/31/2014	$8.67	0.10	1.27	1.37	(0.10)	(0.49)	(0.59)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$10.92	0.10	(0.66)	(0.56)	(0.18)	(0.87)	(1.05)
Year Ended 7/31/2018	$10.41	0.16	1.16	1.32	(0.24)	(0.57)	(0.81)
Year Ended 7/31/2017	$9.25	0.23	1.10	1.33	(0.17)	—	(0.17)
Year Ended 7/31/2016	$9.63	0.10	0.13	0.23	(0.16)	(0.45)	(0.61)
Year Ended 7/31/2015(f)	$9.80	0.02	(0.19) (g)	(0.17)	—	—	—
Class C
Six Months Ended 1/31/2019 (Unaudited)	$10.54	0.04	(0.64)	(0.60)	(0.07)	(0.87)	(0.94)
Year Ended 7/31/2018	$10.07	0.06	1.11	1.17	(0.13)	(0.57)	(0.70)
Year Ended 7/31/2017	$8.96	0.11	1.08	1.19	(0.08)	—	(0.08)
Year Ended 7/31/2016	$9.34	0.08	0.05	0.13	(0.06)	(0.45)	(0.51)
Year Ended 7/31/2015	$9.25	0.05	0.55	0.60	(0.04)	(0.47)	(0.51)
Year Ended 7/31/2014	$8.51	0.04	1.23	1.27	(0.04)	(0.49)	(0.53)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$10.93	0.10	(0.66)	(0.56)	(0.18)	(0.87)	(1.05)
Year Ended 7/31/2018	$10.42	0.17	1.15	1.32	(0.24)	(0.57)	(0.81)
Year Ended 7/31/2017	$9.26	0.23	1.10	1.33	(0.17)	—	(0.17)
Year Ended 7/31/2016	$9.64	0.18	0.05	0.23	(0.16)	(0.45)	(0.61)
Year Ended 7/31/2015	$9.52	0.15	0.57	0.72	(0.13)	(0.47)	(0.60)
Year Ended 7/31/2014	$8.74	0.12	1.27	1.39	(0.12)	(0.49)	(0.61)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$10.91	0.10	(0.65)	(0.55)	(0.20)	(0.87)	(1.07)
Year Ended 7/31/2018	$10.39	0.18	1.15	1.33	(0.24)	(0.57)	(0.81)
Year Ended 7/31/2017	$9.24	0.29	1.04	1.33	(0.18)	—	(0.18)
Year Ended 7/31/2016	$9.63	0.19	0.04	0.23	(0.17)	(0.45)	(0.62)
Year Ended 7/31/2015(h)	$9.80	0.02	(0.19) (g)	(0.17)	—	—	—
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$10.93	0.10	(0.65)	(0.55)	(0.20)	(0.87)	(1.07)
Year Ended 7/31/2018	$10.41	0.19	1.15	1.34	(0.25)	(0.57)	(0.82)
Year Ended 7/31/2017	$9.25	0.32	1.02	1.34	(0.18)	—	(0.18)
Year Ended 7/31/2016	$9.64	0.18	0.06	0.24	(0.18)	(0.45)	(0.63)
Year Ended 7/31/2015(i)	$9.81	0.02	(0.19) (g)	(0.17)	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Value Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	$9.23	(4.99%)	1.23% (c)	1.15% (c)	1.58% (c)	39%	$75,479
Year Ended 7/31/2018	$10.82	12.62%	1.22%	1.15% (d)	1.33%	86%	$78,335
Year Ended 7/31/2017	$10.32	14.23%	1.21%	1.16% (d)	1.94%	78%	$72,684
Year Ended 7/31/2016	$9.17	2.51%	1.21%	1.19% (d)	1.72%	82%	$96,040
Year Ended 7/31/2015	$9.56	7.25%	1.20%	1.18% (d)	1.32%	89%	$103,691
Year Ended 7/31/2014	$9.45	16.42% (e)	1.22%	1.18% (d)	1.15%	90%	$34,470
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$9.31	(4.86%)	0.97% (c)	0.90% (c)	1.83% (c)	39%	$3,404
Year Ended 7/31/2018	$10.92	12.87%	0.98%	0.90% (d)	1.51%	86%	$7,986
Year Ended 7/31/2017	$10.41	14.47%	0.97%	0.91% (d)	2.35%	78%	$5,845
Year Ended 7/31/2016	$9.25	2.89%	0.97%	0.94% (d)	1.16%	82%	$2,132
Year Ended 7/31/2015(f)	$9.63	(1.73%)	0.92% (c)	0.92% (c),(d)	1.11% (c)	89%	$2
Class C
Six Months Ended 1/31/2019 (Unaudited)	$9.00	(5.44%)	1.98% (c)	1.90% (c)	0.83% (c)	39%	$13,279
Year Ended 7/31/2018	$10.54	11.82%	1.97%	1.90% (d)	0.59%	86%	$14,761
Year Ended 7/31/2017	$10.07	13.34%	1.96%	1.91% (d)	1.18%	78%	$13,852
Year Ended 7/31/2016	$8.96	1.83%	1.96%	1.94% (d)	0.97%	82%	$16,270
Year Ended 7/31/2015	$9.34	6.40%	1.95%	1.93% (d)	0.57%	89%	$16,710
Year Ended 7/31/2014	$9.25	15.42% (e)	1.96%	1.93% (d)	0.40%	90%	$7,026
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$9.32	(4.86%)	0.97% (c)	0.90% (c)	1.81% (c)	39%	$129,461
Year Ended 7/31/2018	$10.93	12.86%	0.97%	0.90% (d)	1.58%	86%	$206,950
Year Ended 7/31/2017	$10.42	14.46%	0.97%	0.91% (d)	2.33%	78%	$175,663
Year Ended 7/31/2016	$9.26	2.88%	0.95%	0.94% (d)	1.98%	82%	$118,722
Year Ended 7/31/2015	$9.64	7.55%	0.94%	0.93% (d)	1.55%	89%	$149,791
Year Ended 7/31/2014	$9.52	16.56% (e)	0.95%	0.93% (d)	1.35%	90%	$123,394
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.29	(4.84%)	0.83% (c)	0.76% (c)	1.97% (c)	39%	$1,200
Year Ended 7/31/2018	$10.91	13.09%	0.83%	0.78%	1.70%	86%	$1,286
Year Ended 7/31/2017	$10.39	14.50%	0.85%	0.82%	2.90%	78%	$977
Year Ended 7/31/2016	$9.24	2.91%	0.82%	0.82%	2.14%	82%	$9
Year Ended 7/31/2015(h)	$9.63	(1.73%)	0.80% (c)	0.80% (c)	1.23% (c)	89%	$2
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.31	(4.77%)	0.77% (c)	0.71% (c)	2.02% (c)	39%	$419,470
Year Ended 7/31/2018	$10.93	13.13%	0.77%	0.72%	1.76%	86%	$461,028
Year Ended 7/31/2017	$10.41	14.63%	0.78%	0.77%	3.11%	78%	$447,684
Year Ended 7/31/2016	$9.25	2.96%	0.80%	0.80%	2.04%	82%	$909
Year Ended 7/31/2015(i)	$9.64	(1.73%)	0.75% (c)	0.75% (c)	1.28% (c)	89%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2019	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 1/31/2019 (Unaudited)	$10.83	0.07	(0.65)	(0.58)	(0.13)	(0.87)	(1.00)
Year Ended 7/31/2018	$10.33	0.12	1.13	1.25	(0.18)	(0.57)	(0.75)
Year Ended 7/31/2017	$9.19	0.17	1.10	1.27	(0.13)	—	(0.13)
Year Ended 7/31/2016	$9.57	0.13	0.05	0.18	(0.11)	(0.45)	(0.56)
Year Ended 7/31/2015	$9.46	0.10	0.56	0.66	(0.08)	(0.47)	(0.55)
Year Ended 7/31/2014	$8.68	0.07	1.28	1.35	(0.08)	(0.49)	(0.57)
Class V
Six Months Ended 1/31/2019 (Unaudited)	$10.79	0.08	(0.64)	(0.56)	(0.16)	(0.87)	(1.03)
Year Ended 7/31/2018	$10.29	0.14	1.14	1.28	(0.21)	(0.57)	(0.78)
Year Ended 7/31/2017	$9.15	0.19	1.10	1.29	(0.15)	—	(0.15)
Year Ended 7/31/2016	$9.54	0.15	0.04	0.19	(0.13)	(0.45)	(0.58)
Year Ended 7/31/2015	$9.42	0.12	0.57	0.69	(0.10)	(0.47)	(0.57)
Year Ended 7/31/2014	$8.66	0.10	1.25	1.35	(0.10)	(0.49)	(0.59)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.
(f)	Advisor Class shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(h)	Institutional 2 Class shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
(i)	Institutional 3 Class shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Value Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 1/31/2019 (Unaudited)	$9.25	(5.15%)	1.48% (c)	1.40% (c)	1.35% (c)	39%	$2,882
Year Ended 7/31/2018	$10.83	12.34%	1.47%	1.40% (d)	1.08%	86%	$3,074
Year Ended 7/31/2017	$10.33	13.84%	1.47%	1.41% (d)	1.75%	78%	$2,930
Year Ended 7/31/2016	$9.19	2.34%	1.46%	1.44% (d)	1.45%	82%	$2,604
Year Ended 7/31/2015	$9.57	6.98%	1.45%	1.43% (d)	1.02%	89%	$2,083
Year Ended 7/31/2014	$9.46	16.13% (e)	1.44%	1.43% (d)	0.76%	90%	$159
Class V
Six Months Ended 1/31/2019 (Unaudited)	$9.20	(5.00%)	1.23% (c)	1.15% (c)	1.58% (c)	39%	$75,289
Year Ended 7/31/2018	$10.79	12.66%	1.22%	1.15% (d)	1.33%	86%	$83,747
Year Ended 7/31/2017	$10.29	14.15%	1.22%	1.16% (d)	1.98%	78%	$81,312
Year Ended 7/31/2016	$9.15	2.50%	1.21%	1.19% (d)	1.72%	82%	$79,008
Year Ended 7/31/2015	$9.54	7.33%	1.21%	1.20% (d)	1.29%	89%	$84,026
Year Ended 7/31/2014	$9.42	16.15% (e)	1.27%	1.23% (d)	1.11%	90%	$85,696
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2019	19

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Disciplined Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Class V shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
20	Columbia Disciplined Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility
Columbia Disciplined Value Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
(including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
22	Columbia Disciplined Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	820,277*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,551,356)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	569,228
Columbia Disciplined Value Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	12,387,773

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
24	Columbia Disciplined Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.73% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their
Columbia Disciplined Value Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.21
Advisor Class	0.21
Class C	0.21
Institutional Class	0.21
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.21
Class T	0.08 (a)
Class V	0.21

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%,
26	Columbia Disciplined Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
1.00%, 0.50% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C, Class R and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% fee, up to 0.25% can be reimbursed for distribution and/or shareholder servicing expenses. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $63,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below:
Amount ($)
Class A	24,953
Class C	242
Class V	5,345
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	1.15%	1.15%
Advisor Class	0.90	0.90
Class C	1.90	1.90
Institutional Class	0.90	0.90
Institutional 2 Class	0.76	0.77
Institutional 3 Class	0.71	0.71
Class R	1.40	1.40
Class V	1.15	1.15
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
Columbia Disciplined Value Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
611,014,000	126,893,000	(17,452,000)	109,441,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $300,691,345 and $395,311,234, respectively, for the six months ended January 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2019.
28	Columbia Disciplined Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Shareholder concentration risk
At January 31, 2019, affiliated shareholders of record owned 71.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Disciplined Value Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Disciplined Value Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Disciplined Value Fund | Semiannual Report 2019	31

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Columbia Disciplined Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR179_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia Inflation Protected Securities Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Inflation Protected Securities Fund   |  Semiannual Report 2019

Columbia Inflation Protected Securities Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Inflation Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio management
David Kennedy
Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended January 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	-0.20	-0.20	1.25	3.08
	Including sales charges		-3.20	-3.20	0.64	2.77
Advisor Class*		03/01/18	-0.15	0.06	1.30	3.10
Class C	Excluding sales charges	03/04/04	-0.65	-0.98	0.47	2.29
	Including sales charges		-1.62	-1.95	0.47	2.29
Institutional Class*		09/27/10	-0.15	0.06	1.50	3.29
Institutional 2 Class*		11/08/12	-0.17	0.15	1.58	3.30
Institutional 3 Class*		03/01/17	0.00	0.21	1.40	3.15
Class R*		08/03/09	-0.35	-0.45	0.99	2.79
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index			0.57	0.93	1.57	3.61
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2019)
Asset-Backed Securities — Non-Agency	0.0 (a)
Corporate Bonds & Notes	12.1
Foreign Government Obligations	0.2
Inflation-Indexed Bonds	87.3
Money Market Funds	0.3
Residential Mortgage-Backed Securities - Non-Agency	0.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2019)
AAA rating	86.0
A rating	3.0
BBB rating	9.5
BB rating	1.4
Not rated	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating of Moody’s, S&P or Fitch, whichever rating agency rates the security highest. When ratings are available from only two rating agencies, the higher of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Inflation Protected Securities Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at January 31, 2019)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	39.6	(131.9)	(92.3)
Foreign Currency Derivative Contracts	—	(7.7)	(7.7)
Total Notional Market Value of Derivative Contracts	39.6	(139.6)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
4	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	998.00	1,021.12	4.08	4.13	0.81
Advisor Class	1,000.00	1,000.00	998.50	1,022.38	2.82	2.85	0.56
Class C	1,000.00	1,000.00	993.50	1,017.34	7.84	7.93	1.56
Institutional Class	1,000.00	1,000.00	998.50	1,022.38	2.82	2.85	0.56
Institutional 2 Class	1,000.00	1,000.00	998.30	1,022.89	2.32	2.35	0.46
Institutional 3 Class	1,000.00	1,000.00	1,000.00	1,023.19	2.02	2.04	0.40
Class R	1,000.00	1,000.00	996.50	1,019.86	5.33	5.40	1.06
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	5

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% Floor 0.750% 01/15/2024	3.537%	2,702	2,703
Total Asset-Backed Securities — Non-Agency (Cost $2,675)			2,703

Corporate Bonds & Notes 12.0%

Aerospace & Defense 0.3%
L3 Technologies, Inc.
12/15/2026	3.850%	350,000	348,524
Automotive 0.2%
General Motors Co.
04/01/2046	6.750%	250,000	257,593
Banking 1.3%
Bank of America Corp.
Subordinated
01/22/2025	4.000%	250,000	251,990
Capital One Financial Corp.
01/29/2024	3.900%	75,000	75,647
Citigroup, Inc.
Subordinated
07/25/2028	4.125%	250,000	247,734
Goldman Sachs Group, Inc. (The)
Subordinated
10/01/2037	6.750%	200,000	243,622
JPMorgan Chase & Co.(c)
Junior Subordinated
12/31/2049	5.300%	750,000	760,659
Total			1,579,652
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	250,000	257,176
Comcast Corp.
10/15/2048	4.700%	155,000	161,578
Total			418,754
Chemicals 0.3%
LyondellBasell Industries NV
04/15/2024	5.750%	275,000	297,068
Diversified Manufacturing 0.4%
General Electric Co.
10/09/2022	2.700%	500,000	479,445
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.1%
Duke Energy Corp.
09/01/2026	2.650%	430,000	400,958
Emera U.S. Finance LP
06/15/2046	4.750%	250,000	243,550
FirstEnergy Corp.
11/15/2031	7.375%	500,000	639,202
Total			1,283,710
Food and Beverage 1.0%
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	200,000	181,891
Bacardi Ltd.(a)
05/15/2025	4.450%	350,000	345,504
Conagra Brands, Inc.
11/01/2028	4.850%	250,000	253,054
Molson Coors Brewing Co.
07/15/2046	4.200%	500,000	440,882
Total			1,221,331
Health Care 0.2%
CVS Health Corp.
03/25/2048	5.050%	240,000	246,652
Independent Energy 1.2%
Apache Corp.
10/15/2028	4.375%	250,000	245,579
Canadian Natural Resources Ltd.
02/01/2039	6.750%	500,000	602,638
Murphy Oil Corp.
06/01/2022	4.000%	150,000	147,078
Murphy Oil Corp.(c)
12/01/2022	4.450%	500,000	490,596
Total			1,485,891
Integrated Energy 0.2%
BP Capital Markets America, Inc.
04/14/2027	3.588%	250,000	249,965
Metals and Mining 1.9%
Freeport-McMoRan, Inc.
03/15/2023	3.875%	500,000	477,188
Glencore Finance Canada Ltd.(a),(c)
10/25/2042	5.300%	500,000	488,622
Teck Resources Ltd.
02/01/2043	5.400%	750,000	712,301
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vale Overseas Ltd.
01/11/2022	4.375%	32,000	32,092
Vale SA
09/11/2042	5.625%	500,000	497,199
Total			2,207,402
Midstream 2.1%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	85,000	84,096
Energy Transfer Partners LP
03/15/2045	5.150%	500,000	463,540
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	750,000	700,034
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%	500,000	458,983
TransCanada Trust(c)
Subordinated
03/15/2077	5.300%	250,000	230,102
Western Gas Partners LP
08/15/2028	4.750%	130,000	127,447
Williams Companies, Inc. (The)
01/15/2025	3.900%	500,000	499,849
Total			2,564,051
Railroads 0.3%
Burlington Northern Santa Fe LLC
12/15/2048	4.150%	350,000	356,624
Wirelines 1.1%
AT&T, Inc.
08/15/2026	7.300%	500,000	595,106
Telecom Italia Capital SA
06/04/2038	7.721%	500,000	500,159
Verizon Communications, Inc.
08/21/2046	4.862%	250,000	255,294
Total			1,350,559
Total Corporate Bonds & Notes (Cost $14,112,484)			14,347,221

Foreign Government Obligations(d) 0.2%

Brazil 0.2%
Petrobras Global Finance BV
05/20/2043	5.625%	250,000	223,280
Total Foreign Government Obligations (Cost $230,575)			223,280

Inflation-Indexed Bonds(e) 86.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.8%
Brazil Notas do Tesouro Nacional
08/15/2040	6.000%	BRL	2,918,530	995,424
Mexico 0.8%
Mexican Udibonos
11/15/2040	4.000%	MXN	19,086,403	952,507
New Zealand 1.8%
New Zealand Government Inflation-Linked Bond(a)
09/20/2025	2.000%	NZD	2,949,301	2,167,787
United States 83.0%
U.S. Treasury Inflation-Indexed Bond
04/15/2020	0.125%		2,179,406	2,150,393
01/15/2022	0.125%		4,454,240	4,371,896
04/15/2022	0.125%		725,452	710,085
01/15/2023	0.125%		10,755,313	10,508,476
04/15/2023	0.625%		8,802,349	8,760,744
01/15/2024	0.625%		11,881,980	11,849,140
01/15/2025	0.250%		13,833,430	13,467,919
07/15/2025	0.375%		5,101,488	5,009,083
01/15/2027	2.375%		5,436,587	6,108,902
01/15/2028	0.500%		7,791,072	7,596,125
01/15/2028	1.750%		6,977,806	7,552,271
01/15/2029	2.500%		5,576,073	6,477,556
02/15/2042	0.750%		3,736,624	3,490,832
02/15/2043	0.625%		1,479,924	1,337,387
02/15/2047	0.875%		10,362,692	9,823,489
Total				99,214,298
Total Inflation-Indexed Bonds (Cost $105,555,545)				103,330,016

Residential Mortgage-Backed Securities - Non-Agency 0.1%

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%		145,228	143,661
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $145,995)				143,661

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(f),(g)	354,922	354,886
Total Money Market Funds (Cost $354,886)		354,886
Total Investments in Securities (Cost: $120,402,160)		118,401,767
Other Assets & Liabilities, Net		1,145,933
Net Assets		119,547,700

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
At January 31, 2019, securities and/or cash totaling $492,534 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
17,603,930 MXN	917,314 USD	HSBC	02/26/2019	—	(421)
2,926,000 NZD	1,976,162 USD	HSBC	02/26/2019	—	(47,255)
3,274,587 BRL	870,137 USD	Standard Chartered Bank	02/26/2019	—	(26,644)
Total				—	(74,320)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	57	03/2019	USD	12,102,703	41,049	—
U.S. Treasury Ultra 10-Year Note	55	03/2019	USD	7,187,813	249,921	—
Total					290,970	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(130)	03/2019	USD	(14,931,719)	—	(186,059)
U.S. Ultra Treasury Bond	(27)	03/2019	USD	(4,350,375)	—	(187,205)
Total					—	(373,264)

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.448%	Receives at termination, Pays at termination	Goldman Sachs International	01/14/2021	USD	10,000,000	213,922	—	—	—	213,922	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.490%	Receives at termination, Pays at termination	JPMorgan	01/13/2021	USD	20,000,000	384,113	—	—	—	384,113	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.810%	Receives at termination, Pays at termination	JPMorgan	01/09/2025	USD	10,000,000	(23,935)	—	—	—	—	(23,935)
Total							574,100	—	—	—	598,035	(23,935)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.782%	Receives Quarterly, Pays Semi annually	Morgan Stanley	08/22/2046	USD	2,500,000	514,812	—	—	514,812	—
3-Month USD LIBOR	Fixed rate of 1.761%	Receives Quarterly, Pays Semi annually	Morgan Stanley	09/30/2046	USD	1,500,000	314,502	—	—	314,502	—
3-Month USD LIBOR	Fixed rate of 1.785%	Receives Quarterly, Pays Semi annually	Morgan Stanley	10/03/2046	USD	1,000,000	204,712	—	—	204,712	—
Total							1,034,026	—	—	1,034,026	—

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month USD LIBOR	London Interbank Offered Rate	2.738%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.551%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $3,088,712, which represents 2.58% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2019.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2019.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	2,955,009	12,293,708	(14,893,795)	354,922	(205)	205	19,227	354,886
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
BRL	Brazilian Real
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	2,703	—	—	2,703
Corporate Bonds & Notes	—	14,347,221	—	—	14,347,221
Foreign Government Obligations	—	223,280	—	—	223,280
Inflation-Indexed Bonds	—	103,330,016	—	—	103,330,016
Residential Mortgage-Backed Securities - Non-Agency	—	143,661	—	—	143,661
Money Market Funds	—	—	—	354,886	354,886
Total Investments in Securities	—	118,046,881	—	354,886	118,401,767
Investments in Derivatives
Asset
Futures Contracts	290,970	—	—	—	290,970
Swap Contracts	—	1,632,061	—	—	1,632,061
Liability
Forward Foreign Currency Exchange Contracts	—	(74,320)	—	—	(74,320)
Futures Contracts	(373,264)	—	—	—	(373,264)
Swap Contracts	—	(23,935)	—	—	(23,935)
Total	(82,294)	119,580,687	—	354,886	119,853,279
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	11

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $120,047,274)	$118,046,881
Affiliated issuers (cost $354,886)	354,886
Foreign currency (cost $38,348)	38,798
Cash collateral held at broker for:
Forward foreign currency exchange contracts	20,000
Margin deposits on:
Futures contracts	128,408
Swap contracts	344,126
Unrealized appreciation on swap contracts	598,035
Receivable for:
Capital shares sold	45,270
Dividends	791
Interest	325,758
Foreign tax reclaims	725
Variation margin for futures contracts	50,758
Expense reimbursement due from Investment Manager	1,167
Prepaid expenses	1,461
Other assets	26,129
Total assets	119,983,193
Liabilities
Due to custodian	245
Unrealized depreciation on forward foreign currency exchange contracts	74,320
Unrealized depreciation on swap contracts	23,935
Payable for:
Capital shares purchased	99,943
Variation margin for futures contracts	70,984
Variation margin for swap contracts	49,904
Management services fees	1,660
Distribution and/or service fees	503
Transfer agent fees	12,428
Compensation of board members	44,577
Compensation of chief compliance officer	13
Audit fees	26,079
Other expenses	30,902
Total liabilities	435,493
Net assets applicable to outstanding capital stock	$119,547,700
Represented by
Paid in capital	134,322,488
Total distributable earnings (loss) (Note 2)	(14,774,788)
Total - representing net assets applicable to outstanding capital stock	$119,547,700
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
January 31, 2019 (Unaudited)
Class A
Net assets	$45,052,223
Shares outstanding	4,985,759
Net asset value per share	$9.04
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.32
Advisor Class
Net assets	$121,121
Shares outstanding	13,338
Net asset value per share	$9.08
Class C
Net assets	$3,721,475
Shares outstanding	421,751
Net asset value per share	$8.82
Institutional Class
Net assets	$16,111,084
Shares outstanding	1,772,824
Net asset value per share	$9.09
Institutional 2 Class
Net assets	$485,596
Shares outstanding	53,534
Net asset value per share	$9.07
Institutional 3 Class
Net assets	$47,093,245
Shares outstanding	5,126,794
Net asset value per share	$9.19
Class R
Net assets	$6,962,956
Shares outstanding	777,300
Net asset value per share	$8.96
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	13

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$19,227
Interest	1,085,781
Total income	1,105,008
Expenses:
Management services fees	316,026
Distribution and/or service fees
Class A	57,504
Class C	21,756
Class R	16,788
Class T	130
Transfer agent fees
Class A	37,740
Advisor Class	35
Class C	3,565
Institutional Class	14,533
Institutional 2 Class	162
Institutional 3 Class	1,829
Class R	5,512
Class T	85
Compensation of board members	2,358
Custodian fees	28,952
Printing and postage fees	12,340
Registration fees	54,661
Audit fees	23,939
Legal fees	3,147
Interest on collateral	11,247
Compensation of chief compliance officer	13
Other	12,862
Total expenses	625,184
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(223,000)
Total net expenses	402,184
Net investment income	702,824
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,605,026)
Investments — affiliated issuers	(205)
Foreign currency translations	(118,577)
Forward foreign currency exchange contracts	(76,733)
Futures contracts	84,166
Swap contracts	(265,748)
Net realized loss	(1,982,123)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,275,124
Investments — affiliated issuers	205
Foreign currency translations	(2,428)
Forward foreign currency exchange contracts	345,683
Futures contracts	(51,732)
Swap contracts	(654,424)
Net change in unrealized appreciation (depreciation)	912,428
Net realized and unrealized loss	(1,069,695)
Net decrease in net assets resulting from operations	$(366,871)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$702,824	$3,649,331
Net realized gain (loss)	(1,982,123)	1,202,017
Net change in unrealized appreciation (depreciation)	912,428	(2,423,442)
Net increase (decrease) in net assets resulting from operations	(366,871)	2,427,906
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,404,311)
Advisor Class	(982)
Class C	(106,942)
Institutional Class	(603,507)
Institutional 2 Class	(15,361)
Institutional 3 Class	(1,646,960)
Class R	(184,274)
Class T	(4,316)
Net investment income
Class A		(1,161,178)
Class C		(111,274)
Institutional Class		(484,547)
Institutional 2 Class		(17,680)
Institutional 3 Class		(1,150,159)
Class K		(1,108)
Class R		(121,059)
Class T		(4,178)
Total distributions to shareholders (Note 2)	(3,966,653)	(3,051,183)
Increase (decrease) in net assets from capital stock activity	(2,699,394)	4,344,768
Total increase (decrease) in net assets	(7,032,918)	3,721,491
Net assets at beginning of period	126,580,618	122,859,127
Net assets at end of period	$119,547,700	$126,580,618
Undistributed (excess of distributions over) net investment income	$(860,360)	$2,403,469
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	392,837	3,543,679	672,524	6,264,393
Distributions reinvested	148,862	1,342,738	119,742	1,111,202
Redemptions	(580,388)	(5,223,230)	(1,239,954)	(11,548,964)
Net decrease	(38,689)	(336,813)	(447,688)	(4,173,369)
Advisor Class
Subscriptions	10,294	92,289	33,176	308,427
Distributions reinvested	72	654	—	—
Redemptions	(3,277)	(30,834)	(26,927)	(252,536)
Net increase	7,089	62,109	6,249	55,891
Class B
Redemptions	—	—	(1,135)	(9,848)
Net decrease	—	—	(1,135)	(9,848)
Class C
Subscriptions	51,586	456,250	98,820	897,650
Distributions reinvested	10,025	88,525	10,371	94,270
Redemptions	(151,010)	(1,322,228)	(378,688)	(3,444,003)
Net decrease	(89,399)	(777,453)	(269,497)	(2,452,083)
Institutional Class
Subscriptions	365,256	3,320,257	1,488,295	13,909,785
Distributions reinvested	66,143	599,254	51,487	479,863
Redemptions	(641,193)	(5,785,669)	(1,510,546)	(14,101,613)
Net increase (decrease)	(209,794)	(1,866,158)	29,236	288,035
Institutional 2 Class
Subscriptions	23,777	218,937	13,092	122,356
Distributions reinvested	1,661	15,016	1,869	17,404
Redemptions	(10,711)	(97,710)	(46,098)	(429,892)
Net increase (decrease)	14,727	136,243	(31,137)	(290,132)
Institutional 3 Class
Subscriptions	121,166	1,106,837	1,396,126	13,248,210
Distributions reinvested	179,959	1,646,624	122,069	1,149,891
Redemptions	(351,830)	(3,194,425)	(437,513)	(4,140,447)
Net increase (decrease)	(50,705)	(440,964)	1,080,682	10,257,654
Class K
Subscriptions	—	—	374	3,491
Distributions reinvested	—	—	93	861
Redemptions	—	—	(5,309)	(49,127)
Net decrease	—	—	(4,842)	(44,775)
Class R
Subscriptions	162,892	1,447,159	327,081	3,018,975
Distributions reinvested	8,927	79,892	2,057	18,945
Redemptions	(97,354)	(862,563)	(247,288)	(2,279,935)
Net increase	74,465	664,488	81,850	757,985
Class T
Distributions reinvested	444	4,008	423	3,938
Redemptions	(16,296)	(144,854)	(5,190)	(48,528)
Net decrease	(15,852)	(140,846)	(4,767)	(44,590)
Total net increase (decrease)	(308,158)	(2,699,394)	438,951	4,344,768

(a)	Advisor Class shares are based on operations from March 1, 2018 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

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Columbia Inflation Protected Securities Fund | Semiannual Report 2019	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$9.34	0.04	(0.06)	—	(0.02)	(0.28)	—	—	(0.28)
Year Ended 7/31/2018	$9.39	0.26	(0.09)	—	0.17	(0.22)	—	—	(0.22)
Year Ended 7/31/2017	$9.24	0.21	(0.07)	0.01	0.15	—	—	—	—
Year Ended 7/31/2016	$8.85	0.22	0.17	—	0.39	—	—	—	—
Year Ended 7/31/2015	$9.46	0.11	(0.68)	—	(0.57)	(0.04)	—	—	(0.04)
Year Ended 7/31/2014	$9.73	0.19	0.21	—	0.40	(0.11)	(0.52)	(0.04)	(0.67)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$9.40	0.05	(0.07)	—	(0.02)	(0.30)	—	—	(0.30)
Year Ended 7/31/2018(g)	$9.29	0.16	(0.05)	—	0.11	—	—	—	—
Class C
Six Months Ended 1/31/2019 (Unaudited)	$9.09	0.01	(0.07)	—	(0.06)	(0.21)	—	—	(0.21)
Year Ended 7/31/2018	$9.15	0.17	(0.08)	—	0.09	(0.15)	—	—	(0.15)
Year Ended 7/31/2017	$9.06	0.14	(0.06)	0.01	0.09	—	—	—	—
Year Ended 7/31/2016	$8.74	0.15	0.17	—	0.32	—	—	—	—
Year Ended 7/31/2015	$9.40	0.04	(0.67)	—	(0.63)	(0.03)	—	—	(0.03)
Year Ended 7/31/2014	$9.68	0.12	0.20	—	0.32	(0.04)	(0.52)	(0.04)	(0.60)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$9.41	0.06	(0.08)	—	(0.02)	(0.30)	—	—	(0.30)
Year Ended 7/31/2018	$9.46	0.28	(0.09)	—	0.19	(0.24)	—	—	(0.24)
Year Ended 7/31/2017	$9.28	0.25	(0.08)	0.01	0.18	—	—	—	—
Year Ended 7/31/2016	$8.86	0.24	0.18	—	0.42	—	—	—	—
Year Ended 7/31/2015	$9.45	0.12	(0.66)	—	(0.54)	(0.05)	—	—	(0.05)
Year Ended 7/31/2014	$9.73	0.28	0.13	—	0.41	(0.13)	(0.52)	(0.04)	(0.69)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.40	0.06	(0.08)	—	(0.02)	(0.31)	—	—	(0.31)
Year Ended 7/31/2018	$9.44	0.28	(0.07)	—	0.21	(0.25)	—	—	(0.25)
Year Ended 7/31/2017	$9.26	0.23	(0.06)	0.01	0.18	—	—	—	—
Year Ended 7/31/2016	$8.84	0.25	0.17	—	0.42	—	—	—	—
Year Ended 7/31/2015	$9.42	0.13	(0.66)	—	(0.53)	(0.05)	—	—	(0.05)
Year Ended 7/31/2014	$9.69	0.34	0.10	—	0.44	(0.15)	(0.52)	(0.04)	(0.71)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	$9.04	(0.20%)	1.17% (c),(d)	0.81% (c),(d)	0.97% (c)	6%	$45,052
Year Ended 7/31/2018	$9.34	1.82%	1.18% (d)	0.79% (d)	2.74%	17%	$46,950
Year Ended 7/31/2017	$9.39	1.62% (e)	1.10%	0.80%	2.23%	26%	$51,405
Year Ended 7/31/2016	$9.24	4.41%	1.03%	0.79% (f)	2.51%	60%	$58,151
Year Ended 7/31/2015	$8.85	(6.01%)	1.21%	0.82% (f)	1.16%	88%	$70,528
Year Ended 7/31/2014	$9.46	4.46%	1.15%	0.85%	1.97%	91%	$93,302
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$9.08	(0.15%)	0.92% (c),(d)	0.56% (c),(d)	1.03% (c)	6%	$121
Year Ended 7/31/2018(g)	$9.40	1.18%	0.95% (c),(d)	0.54% (c),(d)	4.08% (c)	17%	$59
Class C
Six Months Ended 1/31/2019 (Unaudited)	$8.82	(0.65%)	1.91% (c),(d)	1.56% (c),(d)	0.30% (c)	6%	$3,721
Year Ended 7/31/2018	$9.09	0.97%	1.93% (d)	1.54% (d)	1.91%	17%	$4,649
Year Ended 7/31/2017	$9.15	0.99% (e)	1.86%	1.55%	1.51%	26%	$7,140
Year Ended 7/31/2016	$9.06	3.66%	1.79%	1.54% (f)	1.75%	60%	$6,864
Year Ended 7/31/2015	$8.74	(6.77%)	1.96%	1.57% (f)	0.41%	88%	$10,399
Year Ended 7/31/2014	$9.40	3.64%	1.90%	1.60%	1.27%	91%	$12,651
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$9.09	(0.15%)	0.92% (c),(d)	0.56% (c),(d)	1.26% (c)	6%	$16,111
Year Ended 7/31/2018	$9.41	2.06%	0.93% (d)	0.54% (d)	2.99%	17%	$18,653
Year Ended 7/31/2017	$9.46	1.94% (e)	0.87%	0.55%	2.64%	26%	$18,473
Year Ended 7/31/2016	$9.28	4.74%	0.78%	0.54% (f)	2.74%	60%	$8,919
Year Ended 7/31/2015	$8.86	(5.74%)	0.96%	0.57% (f)	1.29%	88%	$9,618
Year Ended 7/31/2014	$9.45	4.61%	0.91%	0.60%	3.03%	91%	$11,631
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.07	(0.17%)	0.82% (c),(d)	0.46% (c),(d)	1.24% (c)	6%	$486
Year Ended 7/31/2018	$9.40	2.24%	0.83% (d)	0.45% (d)	2.98%	17%	$365
Year Ended 7/31/2017	$9.44	1.94% (e)	0.74%	0.48%	2.44%	26%	$661
Year Ended 7/31/2016	$9.26	4.75%	0.68%	0.45%	2.85%	60%	$56
Year Ended 7/31/2015	$8.84	(5.62%)	0.68%	0.42%	1.47%	88%	$77
Year Ended 7/31/2014	$9.42	4.88%	0.68%	0.45%	3.79%	91%	$93
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.51	0.06	(0.06)	—	0.00	(0.32)	—	—	(0.32)
Year Ended 7/31/2018	$9.56	0.30	(0.10)	—	0.20	(0.25)	—	—	(0.25)
Year Ended 7/31/2017(h)	$9.48	0.12	(0.04)	—	0.08	—	—	—	—
Class R
Six Months Ended 1/31/2019 (Unaudited)	$9.25	0.03	(0.06)	—	(0.03)	(0.26)	—	—	(0.26)
Year Ended 7/31/2018	$9.30	0.24	(0.09)	—	0.15	(0.20)	—	—	(0.20)
Year Ended 7/31/2017	$9.17	0.18	(0.06)	0.01	0.13	—	—	—	—
Year Ended 7/31/2016	$8.81	0.20	0.16	—	0.36	—	—	—	—
Year Ended 7/31/2015	$9.43	0.08	(0.66)	—	(0.58)	(0.04)	—	—	(0.04)
Year Ended 7/31/2014	$9.70	0.18	0.20	—	0.38	(0.09)	(0.52)	(0.04)	(0.65)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	1/31/2019	7/31/2018
Class A	0.02%	less than 0.01%
Advisor Class	0.02%	0.01%
Class C	0.02%	less than 0.01%
Institutional Class	0.02%	less than 0.01%
Institutional 2 Class	0.02%	less than 0.01%
Institutional 3 Class	0.02%	less than 0.01%
Class R	0.02%	less than 0.01%

(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.09%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Advisor Class shares commenced operations on March 1, 2018. Per share data and total return reflect activity from that date.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.19	0.00%	0.76% (c),(d)	0.40% (c),(d)	1.38% (c)	6%	$47,093
Year Ended 7/31/2018	$9.51	2.16%	0.78% (d)	0.39% (d)	3.19%	17%	$49,254
Year Ended 7/31/2017(h)	$9.56	0.84%	0.72% (c)	0.43% (c)	2.91% (c)	26%	$39,152
Class R
Six Months Ended 1/31/2019 (Unaudited)	$8.96	(0.35%)	1.42% (c),(d)	1.06% (c),(d)	0.68% (c)	6%	$6,963
Year Ended 7/31/2018	$9.25	1.58%	1.43% (d)	1.04% (d)	2.55%	17%	$6,504
Year Ended 7/31/2017	$9.30	1.42% (e)	1.36%	1.05%	1.99%	26%	$5,778
Year Ended 7/31/2016	$9.17	4.09%	1.28%	1.04% (f)	2.27%	60%	$5,760
Year Ended 7/31/2015	$8.81	(6.20%)	1.46%	1.07% (f)	0.93%	88%	$5,272
Year Ended 7/31/2014	$9.43	4.20%	1.40%	1.10%	1.93%	91%	$5,776
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	21

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Inflation Protected Securities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
22	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
24	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, to synthetically add or subtract principal exposure to a market, to manage long or short exposure to an inflation index and to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	290,970*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,632,061*
Total		1,923,031

26	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	74,320
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	373,264*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	23,935*
Total		471,519

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	(76,733)	—	—	(76,733)
Interest rate risk	—	84,166	(265,748)	(181,582)
Total	(76,733)	84,166	(265,748)	(258,315)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	345,683	—	—	345,683
Interest rate risk	—	(51,732)	(654,424)	(706,156)
Total	345,683	(51,732)	(654,424)	(360,473)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	17,070,826
Futures contracts — short	17,213,690

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	42,539	(37,160)
Interest rate swap contracts	2,068,528	(67,889)

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2019.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2019:
	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)	Standard Chartered ($)	Total ($)
Assets
OTC interest rate swap contracts (a)	213,922	-	384,113	-	-	598,035
Total assets	213,922	-	384,113	-	-	598,035
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	49,904	-	49,904
Forward foreign currency exchange contracts	-	47,676	-	-	26,644	74,320
OTC interest rate swap contracts (a)	-	-	23,935	-	-	23,935
Total liabilities	-	47,676	23,935	49,904	26,644	148,159
Total financial and derivative net assets	213,922	(47,676)	360,178	(49,904)	(26,644)	449,876
Total collateral received (pledged) (c)	213,922	-	280,000	(49,904)	(20,000)	424,018
Net amount (d)	-	(47,676)	80,178	-	(6,644)	25,858

(a)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
28	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.51% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.51% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
30	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Advisor Class	0.17
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.16
Class T	0.06 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00%, 0.50% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C, Class R and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% fee, up to 0.25% can be reimbursed for distribution and/or shareholder servicing expenses. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $153,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below:
Amount ($)
Class A	9,440
Class C	14
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	0.80%	0.80%
Advisor Class	0.55	0.55
Class C	1.55	1.55
Institutional Class	0.55	0.55
Institutional 2 Class	0.45	0.44
Institutional 3 Class	0.39	0.38
Class R	1.05	1.05
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
120,402,000	2,528,000	(3,077,000)	(549,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
32	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	2,279,409	9,276,326	11,555,735
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,685,054 and $11,348,132, respectively, for the six months ended January 31, 2019, of which $5,846,596 and $3,094,528, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	33

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Inflation protected securities risk
Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2019, affiliated shareholders of record owned 77.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
34	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Inflation Protected Securities Fund | Semiannual Report 2019	35

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
36	Columbia Inflation Protected Securities Fund | Semiannual Report 2019

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Columbia Inflation Protected Securities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR165_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia Global Opportunities Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Opportunities Fund   |  Semiannual Report 2019

Columbia Global Opportunities Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Opportunities Fund (the Fund) seeks to provide shareholders maximum total return through a combination of growth of capital and current income.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	01/23/85	-2.56	-5.76	4.31	8.32
	Including sales charges		-8.15	-11.18	3.07	7.69
Advisor Class*		11/08/12	-2.42	-5.47	4.55	8.48
Class C	Excluding sales charges	06/26/00	-2.87	-6.47	3.54	7.52
	Including sales charges		-3.84	-7.40	3.54	7.52
Institutional Class*		09/27/10	-2.35	-5.48	4.58	8.57
Institutional 2 Class*		11/08/12	-2.37	-5.48	4.66	8.55
Institutional 3 Class*		03/01/17	-2.35	-5.41	4.45	8.40
Class R		12/11/06	-2.63	-6.01	4.02	8.02
Blended Benchmark			-1.51	-4.16	4.01	7.44
MSCI ACWI All Cap Index (Net)			-5.29	-7.84	6.59	11.60
Bloomberg Barclays Global Aggregate Index			1.96	-0.88	1.17	2.98
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to December 14, 2012 reflects returns achieved pursuant to different principal investment strategies.
The Blended Benchmark consists of 50% MSCI ACWI All Cap Index (Net) and 50% Bloomberg Barclays Global Aggregate Index.
The MSCI ACWI All Cap Index (Net) captures large-, mid-, small- and micro-cap representation across 24 developed markets countries and large-, mid- and small-cap representation across 21 emerging markets countries.
The Bloomberg Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI All Cap Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Global Opportunities Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at January 31, 2019)
Columbia Commodity Strategy Fund, Institutional 3 Class (United States)	3.3
Columbia Mortgage Opportunities Fund, Institutional 3 Class (United States)	2.5
Microsoft Corp. (United States)	1.6
Amazon.com, Inc. (United States)	1.5
Japan Government 30-Year Bond 03/20/2047 0.800% (Japan)	1.4
Kingdom of Belgium Government Bond 06/22/2024 2.600% (Belgium)	1.3
Berkshire Hathaway, Inc., Class B (United States)	1.3
Alphabet, Inc., Class C (United States)	1.2
Bank of America Corp. (United States)	1.1
Federal National Mortgage Association 02/13/2049 3.000% (United States)	1.1
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at January 31, 2019)
Communication Services	8.9
Consumer Discretionary	11.4
Consumer Staples	7.3
Energy	6.5
Financials	16.5
Health Care	14.4
Industrials	9.7
Information Technology	14.9
Materials	4.1
Real Estate	3.6
Utilities	2.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at January 31, 2019)
Argentina	0.1
Australia	0.4
Austria	0.4
Belgium	1.5
Brazil	1.1
Canada	1.6
China	3.0
Finland	0.3
France	2.5
Germany	0.5
Hong Kong	0.8
Hungary	0.0 (a)
India	0.7
Indonesia	0.6
Ireland	1.0
Israel	0.5
Italy	1.2
Japan	8.2
Malta	0.0 (a)
Mexico	0.9
Netherlands	1.8
Norway	0.2
Panama	0.0 (a)
Peru	0.1
Philippines	0.1
Poland	0.3
Portugal	0.0 (a)
Puerto Rico	0.0 (a)
Russian Federation	0.5
South Africa	1.2
South Korea	1.4
Spain	2.3
Sweden	0.4
Switzerland	1.0
Taiwan	0.4
Thailand	0.2
United Kingdom	4.3
United States(b)	60.4
Virgin Islands	0.1
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At January 31, 2019, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Global Opportunities Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at January 31, 2019)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	116.3	(38.5)	77.8
Equity Derivative Contracts	9.5	(47.0)	(37.5)
Foreign Currency Derivative Contracts	82.7	(23.0)	59.7
Total Notional Market Value of Derivative Contracts	208.5	(108.5)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
4	Columbia Global Opportunities Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	974.40	1,019.56	5.57	5.70	1.12
Advisor Class	1,000.00	1,000.00	975.80	1,020.82	4.33	4.43	0.87
Class C	1,000.00	1,000.00	971.30	1,015.78	9.29	9.50	1.87
Institutional Class	1,000.00	1,000.00	976.50	1,020.82	4.33	4.43	0.87
Institutional 2 Class	1,000.00	1,000.00	976.30	1,021.02	4.13	4.23	0.83
Institutional 3 Class	1,000.00	1,000.00	976.50	1,021.27	3.89	3.97	0.78
Class R	1,000.00	1,000.00	973.70	1,018.30	6.82	6.97	1.37
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Global Opportunities Fund | Semiannual Report 2019	5

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.7%
	Shares	Value ($)
United States 2.7%
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,377,841	14,930,058
Total Alternative Strategies Funds (Cost $17,948,693)		14,930,058

Common Stocks 62.7%
Issuer	Shares	Value ($)
Argentina 0.1%
Banco Macro SA, ADR(b)	7,897	456,999
Australia 0.4%
Ansell Ltd.	73,029	1,246,915
Fortescue Metals Group Ltd.	178,333	736,678
Total		1,983,593
Brazil 1.0%
Arco Platform Ltd., Class A(c)	5,132	129,737
B3 SA - Brasil Bolsa Balcao	35,600	307,176
Fleury SA	73,200	447,164
Itaú Unibanco Holding SA, ADR	104,434	1,111,178
Localiza Rent a Car SA	33,500	305,865
Notre Dame Intermedica Participacoes SA(c)	25,000	230,176
Pagseguro Digital Ltd., Class A(c)	81,285	1,753,317
Petroleo Brasileiro SA, ADR	39,880	650,044
Stone Co., Ltd., Class A(c)	10,233	226,354
Vale SA ADR	27,273	339,276
Total		5,500,287
Canada 1.6%
Canada Goose Holdings, Inc.(c)	16,486	848,370
Cott Corp.	156,008	2,368,201
First Quantum Minerals Ltd.	19,421	224,813
Masonite International Corp.(c)	900	51,480
Novanta, Inc.	1,440	100,339
Parex Resources(c)	27,624	414,166
Stars Group, Inc. (The)(c)	72,023	1,304,028
Suncor Energy, Inc.	76,220	2,463,430
Yamana Gold, Inc.	437,034	1,236,806
Total		9,011,633
Common Stocks (continued)
Issuer	Shares	Value ($)
China 3.0%
58.Com, Inc., ADR(c)	4,827	306,032
Alibaba Group Holding Ltd., ADR(b),(c)	23,159	3,902,060
BeiGene Ltd., ADR(c)	4,724	611,663
China Merchants Bank Co., Ltd., Class H	71,000	313,022
China Resources Cement Holdings Ltd.	352,000	357,499
CNOOC Ltd.	321,000	536,526
CSPC Pharmaceutical Group Ltd.	122,000	210,474
Industrial & Commercial Bank of China Ltd., Class H	670,000	520,499
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	21,100	299,139
Kingdee International Software Group Co., Ltd.	182,000	175,905
Kweichow Moutai Co., Ltd., Class A	4,400	454,467
Midea Group Co., Ltd., Class A	40,200	261,952
NetEase, Inc., ADR	3,177	800,382
New Oriental Education & Technology Group, Inc., ADR(c)	3,611	278,191
Nexteer Automotive Group Ltd.	204,000	308,848
Ping An Insurance Group Co. of China Ltd., Class H	92,500	900,539
Shenzhou International Group Holdings Ltd.	30,000	353,261
TAL Education Group, ADR(c)	12,640	392,219
Tencent Holdings Ltd.	101,800	4,531,588
Tencent Music Entertainment Group, ADR(c)	32,779	490,046
Wuliangye Yibin Co., Ltd., Class A	21,600	195,446
WuXi AppTec Co., Ltd., Class H(c)	12,500	127,435
Wuxi Biologics Cayman, Inc.(c)	54,500	471,270
Total		16,798,463
Finland 0.3%
UPM-Kymmene OYJ	64,331	1,859,975
France 2.2%
Aperam SA	20,806	635,848
AtoS	7,460	680,706
AXA SA	83,666	1,938,744
BNP Paribas SA	28,862	1,353,296
Capgemini SE	19,732	2,179,024
Casino Guichard Perrachon SA	21,720	1,069,259
DBV Technologies SA, ADR(c)	9,404	63,477
Eiffage SA	15,036	1,409,859
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanofi	36,908	3,203,007
Total		12,533,220
Germany 0.5%
Bayer AG, Registered Shares	17,497	1,325,791
Covestro AG	12,815	706,706
Duerr AG	21,609	882,992
Total		2,915,489
Hong Kong 0.8%
AIA Group Ltd.	106,200	958,934
Link REIT (The)	102,000	1,121,199
Techtronic Industries Co., Ltd.	56,000	326,903
WH Group Ltd.	2,575,500	2,208,584
Total		4,615,620
Hungary 0.0%
Richter Gedeon Nyrt	11,829	251,989
India 0.7%
Bajaj Finance Ltd.	3,829	139,072
Balkrishna Industries Ltd.	15,040	171,804
Biocon Ltd.	27,866	254,920
Eicher Motors Ltd.	1,247	334,248
HDFC Bank Ltd., ADR	7,338	720,739
HDFC Life Insurance Co., Ltd.(c)	63,640	333,546
Indraprastha Gas Ltd.	104,530	417,704
IndusInd Bank Ltd.	16,034	340,534
Jubilant Foodworks Ltd.	21,725	386,186
Natco Pharma Ltd.	18,298	178,734
Reliance Industries Ltd.	38,093	659,853
Total		3,937,340
Indonesia 0.6%
PT Ace Hardware Indonesia Tbk	3,154,700	384,278
PT Astra International Tbk	730,900	443,402
PT Bank Central Asia Tbk	597,700	1,209,096
PT Bank Rakyat Indonesia Persero Tbk	3,895,300	1,079,738
PT Pakuwon Jati Tbk	6,725,200	313,291
Total		3,429,805
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.0%
Allergan PLC	11,319	1,629,710
Amarin Corp. PLC, ADR(b),(c)	6,594	115,395
Horizon Pharma PLC(c)	3,550	76,289
ICON PLC(c)	6,309	882,503
Ingersoll-Rand PLC	31,239	3,125,150
Mallinckrodt PLC(c)	1,350	29,511
Total		5,858,558
Israel 0.5%
Bank Hapoalim BM	293,713	1,986,715
Bezeq The Telecommunication Corp., Ltd.	1,052,104	843,049
Total		2,829,764
Italy 0.5%
Esprinet SpA	116,073	511,500
Recordati SpA	55,794	2,020,587
Total		2,532,087
Japan 5.4%
Amano Corp.	62,700	1,307,096
BayCurrent Consulting, Inc.	44,900	1,381,582
CYBERDYNE, Inc.(c)	16,700	106,667
Digital Arts, Inc.	7,800	504,458
Elecom Co., Ltd.	33,200	886,448
Hitachi Capital Corp.	16,700	380,601
Hoya Corp.	15,400	893,775
Invincible Investment Corp.	3,458	1,504,902
ITOCHU Corp.	114,500	2,100,411
Kinden Corp.	1,600	26,283
Koito Manufacturing Co., Ltd.	12,500	752,796
Matsumotokiyoshi Holdings Co., Ltd.	56,300	1,739,232
Miraca Holdings, Inc.	31,200	771,830
Nihon M&A Center, Inc.	95,200	2,386,543
Nippon Telegraph & Telephone Corp.	46,100	1,981,756
ORIX Corp.	119,600	1,804,025
Round One Corp.	57,000	648,529
Shionogi & Co., Ltd.	11,400	703,126
Sony Corp.	36,800	1,843,936
Subaru Corp.	26,700	626,971
Sumitomo Mitsui Financial Group, Inc.	63,700	2,369,766

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Takeda Pharmaceutical Co., Ltd.	76,151	3,074,464
Takuma Co., Ltd.	123,700	1,567,881
Toyota Motor Corp.	15,800	972,492
Total		30,335,570
Malta 0.0%
BGP Holdings PLC(c),(d),(e)	581,000	1
Mexico 0.2%
Grupo Financiero Banorte SAB de CV, Class O	90,500	503,324
Mexichem SAB de CV	166,100	444,821
Total		948,145
Netherlands 1.5%
ASR Nederland NV	42,729	1,802,734
ING Groep NV	90,402	1,067,025
Koninklijke Ahold Delhaize NV	96,332	2,538,221
NXP Semiconductors NV	10,223	889,708
Signify NV	76,898	1,907,337
uniQure NV(c)	2,450	83,913
Total		8,288,938
Norway 0.2%
BW LPG Ltd.	287,589	881,458
Kongsberg Automotive ASA(c)	96,680	82,191
Total		963,649
Panama 0.0%
Copa Holdings SA, Class A	2,799	265,485
Peru 0.1%
Credicorp Ltd.	1,892	459,340
Philippines 0.1%
Ayala Land, Inc.	578,400	494,190
Poland 0.0%
KRUK SA	4,103	184,736
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(c),(d),(e)	641,287	1
Puerto Rico 0.0%
EVERTEC, Inc.	4,650	128,666
Russian Federation 0.5%
Detsky Mir PJSC	171,772	238,857
Mail.ru Group Ltd., GDR(c),(f)	13,052	322,123
Common Stocks (continued)
Issuer	Shares	Value ($)
Sberbank of Russia PJSC, ADR	88,279	1,198,387
TCS Group Holding PLC, GDR(f)	20,300	395,850
Yandex NV, Class A(c)	22,151	743,831
Total		2,899,048
South Africa 0.5%
AVI Ltd.	48,182	337,978
Capitec Bank Holdings Ltd.	3,570	314,908
Naspers Ltd., Class N	7,509	1,737,010
Sasol Ltd.	11,655	352,613
Total		2,742,509
South Korea 1.4%
Cafe24 Corp.(c)	1,454	145,463
GS Home Shopping, Inc.	3,224	550,542
Hyundai Home Shopping Network Corp.	8,116	751,803
KB Financial Group, Inc.	8,643	371,367
Pearl Abyss Corp.(c)	819	142,260
Samsung Electronics Co., Ltd.	88,014	3,669,667
SK Hynix, Inc.	6,614	442,276
SK Telecom Co., Ltd.	804	186,133
Youngone Corp.	46,320	1,443,449
Total		7,702,960
Spain 1.1%
ACS Actividades de Construccion y Servicios SA	58,224	2,405,818
Endesa SA	86,601	2,162,874
Tecnicas Reunidas SA	51,730	1,322,163
Total		5,890,855
Sweden 0.4%
Granges AB	97,131	931,232
Hemfosa Fastigheter AB	135,338	1,199,568
Total		2,130,800
Switzerland 1.1%
Autoneum Holding AG	4,406	720,857
Nestlé SA, Registered Shares	17,189	1,494,109
Roche Holding AG, Genusschein Shares	14,074	3,735,565
Total		5,950,531

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 0.4%
ASMedia Technology, Inc.	16,000	323,271
Cathay Financial Holding Co., Ltd.	271,000	389,719
Taiwan Semiconductor Manufacturing Co., Ltd.	215,530	1,598,795
Total		2,311,785
Thailand 0.2%
Fabrinet (c)	2,650	150,626
Mega Lifesciences PCL, Foreign Registered Shares	145,800	153,211
Muangthai Capital PCL, Foreign Registered Shares	503,000	767,144
Tisco Financial Group PCL, Foreign Registered Shares	91,700	243,583
Total		1,314,564
United Kingdom 4.1%
Adaptimmune Therapeutics PLC, ADR(c)	3,300	16,071
BP PLC	176,015	1,200,709
British American Tobacco PLC	52,809	1,861,130
BT Group PLC	490,742	1,495,859
Cardtronics PLC, Class A(c)	3,750	101,513
Crest Nicholson Holdings PLC	177,656	879,393
DCC PLC	27,170	2,218,350
Greene King PLC	168,614	1,326,924
GW Pharmaceuticals PLC, ADR(c)	1,515	216,266
Inchcape PLC	140,949	1,059,297
John Wood Group PLC	160,629	1,140,205
Just Group PLC	1,036,752	1,378,840
Legal & General Group PLC	625,178	2,127,036
Nightstar Therapeutics PLC, ADR(c)	17,175	234,095
Royal Dutch Shell PLC, Class B	162,958	5,062,327
Signet Jewelers Ltd.	2,450	59,682
TP ICAP PLC	445,098	1,838,939
WPP PLC	50,637	577,682
Total		22,794,318
United States 32.2%
Abercrombie & Fitch Co., Class A	5,450	118,101
ACADIA Pharmaceuticals, Inc.(b),(c)	10,403	236,980
Accuray, Inc.(c)	3,400	14,960
Adobe, Inc.(c)	10,385	2,573,611
Adtalem Global Education, Inc.(c)	2,875	140,587
Advanced Drainage Systems, Inc.	4,375	111,562
Common Stocks (continued)
Issuer	Shares	Value ($)
Aerie Pharmaceuticals, Inc.(b),(c)	4,546	213,753
AG Mortgage Investment Trust, Inc.	1,100	19,822
Agilent Technologies, Inc.	25,665	1,951,823
Akebia Therapeutics, Inc.(c)	4,199	23,136
Alder Biopharmaceuticals, Inc.(c)	5,817	81,903
Alexion Pharmaceuticals, Inc.(c)	15,236	1,873,419
Allstate Corp. (The)	29,354	2,579,336
Alphabet, Inc., Class A(c)	1,873	2,108,792
Alphabet, Inc., Class C(c)	4,988	5,568,454
Amazon.com, Inc.(c)	3,862	6,637,735
Amedisys, Inc.(c)	190	24,920
Ameren Corp.	26,840	1,861,086
American Electric Power Co., Inc.	25,688	2,032,435
American Equity Investment Life Holding Co.	4,675	146,421
American Public Education, Inc.(c)	275	8,137
American Tower Corp.	13,817	2,388,130
Americold Realty Trust	3,875	113,615
Amkor Technology, Inc.(c)	16,710	133,680
ANI Pharmaceuticals, Inc.(c)	2,130	114,466
Apple, Inc.	18,743	3,119,585
Applied Industrial Technologies, Inc.	2,150	126,871
Arbor Realty Trust, Inc.	2,625	31,395
ArcBest Corp.	3,190	120,008
Arch Coal, Inc.	170	14,982
Array BioPharma, Inc.(c)	2,610	48,729
Artisan Partners Asset Management, Inc., Class A	4,575	106,689
Ascent Resources, Class B(c),(d),(e)	195,286	43,744
Atara Biotherapeutics, Inc.(c)	2,500	95,000
Atkore International Group, Inc.(c)	5,700	132,183
AVX Corp.	3,250	57,688
BancFirst Corp.	425	22,814
Bancorp, Inc. (The)(c)	12,400	105,152
Bank of America Corp.	181,671	5,172,173
Banner Corp.	2,125	115,897
Baxter International, Inc.	40,877	2,963,174
Bed Bath & Beyond, Inc.	4,400	66,396
Berkshire Hathaway, Inc., Class B(c)	27,652	5,683,592
Biogen, Inc.(c)	5,617	1,874,842
BioMarin Pharmaceutical, Inc.(c)	12,100	1,187,857

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
BJ’s Restaurants, Inc.	2,085	103,896
Bloomin’ Brands, Inc.	2,850	52,526
bluebird bio, Inc.(c)	470	62,712
Boingo Wireless, Inc.(c)	4,450	107,334
Boston Beer Co., Inc. (The), Class A(c)	210	52,324
Boyd Gaming Corp.	3,475	94,937
Brinker International, Inc.	2,700	109,404
Bristol-Myers Squibb Co.	30,441	1,502,872
Broadcom, Inc.	17,103	4,587,880
CACI International, Inc., Class A(c)	125	20,898
Cadence BanCorp	6,000	112,500
CalAmp Corp.(c)	2,750	39,628
California Resources Corp.(c)	975	19,646
Cal-Maine Foods, Inc.	700	29,526
Cass Information Systems, Inc.	198	9,720
Cathay General Bancorp	3,600	133,632
Chatham Lodging Trust	1,150	23,242
Chesapeake Utilities Corp.	1,320	119,552
Cimarex Energy Co.	14,287	1,076,383
Cirrus Logic, Inc.(c)	3,800	141,170
Cisco Systems, Inc.	70,183	3,318,954
Citigroup, Inc.	46,412	2,991,718
City Holding Co.	200	14,336
Clovis Oncology, Inc.(c)	1,400	35,504
Cohen & Steers, Inc.	650	24,460
CommVault Systems, Inc.(c)	2,275	150,309
Continental Building Product(c)	4,145	109,179
CoreCivic, Inc.	6,600	131,142
CorEnergy Infrastructure Trust, Inc.	3,343	119,713
Curo Group Holdings Corp.(c)	1,600	20,000
Customers Bancorp, Inc.(c)	5,290	104,054
CVR Energy, Inc.	2,675	107,401
Dana, Inc.	1,925	33,919
Dean Foods Co.	5,300	22,101
Deckers Outdoor Corp.(c)	1,050	134,872
Delek U.S. Holdings, Inc.	375	12,191
Delta Air Lines, Inc.	54,725	2,705,057
Deluxe Corp.	1,110	52,137
Denbury Resources, Inc.(c)	43,000	87,290
Common Stocks (continued)
Issuer	Shares	Value ($)
DiamondRock Hospitality Co.	9,200	93,472
Diodes, Inc.(c)	3,865	129,980
Discovery, Inc., Class A(c)	72,091	2,045,943
DISH Network Corp., Class A(c)	32,682	1,002,357
DowDuPont, Inc.	54,372	2,925,757
DSW, Inc., Class A	1,100	29,975
Dynavax Technologies Corp.(c)	3,855	42,482
EastGroup Properties, Inc.	990	102,425
Eastman Chemical Co.	24,762	1,996,312
Edgewell Personal Care Co.(c)	575	22,684
El Paso Electric Co.	1,925	101,101
Electronic Arts, Inc.(c)	22,705	2,094,309
EMCOR Group, Inc.	770	50,227
Employers Holdings, Inc.	2,700	114,399
Enanta Pharmaceuticals, Inc.(c)	285	22,638
Endo International PLC(c)	11,100	108,225
Endurance International Group Holdings Inc(c)	4,100	33,210
Ennis, Inc.	2,300	45,632
Enova International, Inc.(c)	5,350	123,317
Ensign Group, Inc. (The)	3,025	131,799
Enterprise Financial Services Corp.	2,800	123,564
Entravision Communications Corp., Class A	13,400	52,796
EOG Resources, Inc.	23,453	2,326,538
Equity LifeStyle Properties, Inc.	19,308	2,044,331
Essent Group Ltd.(c)	4,075	161,981
Exact Sciences Corp.(c)	8,440	760,275
Federal Agricultural Mortgage Corp.	1,700	120,275
Federal Signal Corp.	5,450	119,791
Federated Investors, Inc., Class B	550	14,372
First BanCorp	14,900	158,685
First Merchants Corp.	1,300	47,619
Forward Air Corp.	355	20,778
Fossil Group, Inc.(c)	4,850	82,256
Generac Holdings, Inc.(c)	2,850	150,850
General Motors Co.	64,290	2,508,596
Genesco, Inc.(c)	2,100	94,878
Genworth Financial, Inc., Class A(c)	26,400	127,776
GEO Group, Inc. (The)	6,150	138,682
Global Brass & Copper Holdings, Inc.	2,785	84,218

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Glu Mobile, Inc.(c)	10,300	100,322
Gorman-Rupp Co.	975	33,686
Greenhill & Co., Inc.	2,150	53,879
Haemonetics Corp.(c)	270	26,706
Hancock Whitney Corp.	3,425	140,699
Heidrick & Struggles International, Inc.	3,150	104,107
Helmerich & Payne, Inc.	15,666	877,139
HFF, Inc., Class A	3,300	136,686
Hibbett Sports, Inc.(c)	5,300	86,602
Hillenbrand, Inc.	3,200	135,680
HNI Corp.	3,050	118,553
Home Depot, Inc. (The)	24,064	4,416,466
Hope Bancorp, Inc.	6,500	93,015
Host Hotels & Resorts, Inc.	102,924	1,858,807
HubSpot, Inc.(c)	795	125,856
IDACORP, Inc.	1,610	156,975
Immersion Corp.(c)	12,000	113,880
Immunomedics, Inc.(c)	6,980	103,234
Ingles Markets, Inc., Class A	1,100	31,394
Insight Enterprises, Inc.(c)	1,275	58,548
Insmed, Inc.(b),(c)	15,328	372,624
Insteel Industries, Inc.	2,850	62,957
Integer Holdings Corp.(c)	1,610	130,394
Intel Corp.	65,631	3,092,533
Intercept Pharmaceuticals, Inc.(c)	560	67,581
InterDigital, Inc.	1,820	132,514
International Bancshares Corp.	3,135	111,198
International Business Machines Corp.	19,752	2,655,064
Investors Real Estate Trust	1,923	113,207
j2 Global, Inc.	2,040	153,326
John B. Sanfilippo & Son, Inc.	1,390	94,868
Johnson & Johnson	37,139	4,942,458
JPMorgan Chase & Co.	41,335	4,278,172
Kadant, Inc.	1,270	108,331
Kaman Corp.	2,105	124,448
Kforce, Inc.	3,600	118,116
Korn/Ferry International	2,375	108,300
L3 Technologies, Inc.	14,838	2,921,305
Ladder Capital Corp., Class A	7,868	136,195
Common Stocks (continued)
Issuer	Shares	Value ($)
LeMaitre Vascular, Inc.	700	16,688
Liberty Global PLC, Class C(c)	61,547	1,450,047
Louisiana-Pacific Corp.	6,400	156,032
Loxo Oncology, Inc.(c)	395	92,667
Luminex Corp.	2,075	57,872
Malibu Boats, Inc., Class A(c)	2,900	117,595
Mammoth Energy Services, Inc.	4,875	107,884
Marcus & Millichap, Inc.(c)	1,100	43,560
Marcus Corp. (The)	375	16,714
MarineMax, Inc.(c)	4,400	78,232
MasterCard, Inc., Class A	14,804	3,125,569
Materion Corp.	2,385	111,928
Matrix Service Co.(c)	5,350	114,757
MAXIMUS, Inc.	2,375	166,559
Medicines Co. (The)(c)	1,680	38,825
Medifast, Inc.	1,060	134,874
Medpace Holdings, Inc.(c)	2,165	139,426
Merchants Bancorp	1,350	26,420
Meritor, Inc.(c)	1,900	39,292
Metropolitan Bank Holding Corp.(c)	350	12,250
MGIC Investment Corp.(c)	14,085	175,781
Microsoft Corp.	71,469	7,463,508
MicroStrategy, Inc., Class A(c)	220	27,916
Milacron Holdings Corp.(c)	6,750	93,555
Mirati Therapeutics, Inc.(c)	1,390	91,851
Modine Manufacturing Co.(c)	2,700	39,501
Molson Coors Brewing Co., Class B	26,912	1,792,608
Mondelez International, Inc., Class A	60,712	2,808,537
Movado Group, Inc.	2,915	93,134
MSG Networks, Inc., Class A(c)	5,100	114,240
National CineMedia, Inc.	16,000	110,560
National Presto Industries, Inc.	890	106,462
NCI Building Systems, Inc.(c)	3,650	29,784
Nelnet, Inc., Class A	2,270	119,402
Netscout Systems, Inc.(c)	5,200	134,836
NMI Holdings, Inc., Class A(c)	2,300	50,600
Norfolk Southern Corp.	17,724	2,973,024
Northrop Grumman Corp.	8,990	2,477,194
NorthWestern Corp.	950	60,715

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NVIDIA Corp.(b)	13,627	1,958,881
Odonate Therapeutics, Inc.(c)	2,200	36,454
OFG Bancorp	7,100	137,598
Oppenheimer Holdings, Inc., Class A	250	6,733
Ormat Technologies, Inc.	1,750	100,992
Otter Tail Corp.	250	12,113
Palo Alto Networks, Inc.(c)	8,102	1,740,472
Patterson Companies, Inc.	5,550	123,709
Paylocity Holding Corp.(c)	1,800	127,854
PC Connection, Inc.	2,375	78,684
Peabody Energy Corp.	1,475	52,658
Penn National Gaming, Inc.(c)	4,250	103,020
PepsiCo, Inc.	27,725	3,123,776
Pfizer, Inc.	98,545	4,183,235
Phibro Animal Health Corp., Class A	1,875	58,538
Philip Morris International, Inc.	34,301	2,631,573
Photronics, Inc.(c)	5,000	53,450
Piedmont Office Realty Trust, Inc.	2,500	48,400
Portland General Electric Co.	3,255	157,282
Preferred Bank	2,235	104,062
Prestige Consumer Healthcare, Inc.(c)	1,625	45,370
Profire Energy, Inc.(c)	10,100	16,867
Progress Software Corp.	3,700	134,051
Providence Service Corp. (The)(c)	1,630	104,548
Prudential Financial, Inc.	25,246	2,326,166
PS Business Parks, Inc.	936	135,898
Puma Biotechnology, Inc.(c)	6,278	175,031
Quad/Graphics, Inc.	6,100	82,411
Qualys, Inc.(c)	790	68,359
Quanex Building Products Corp.	2,400	37,560
Quotient Ltd.(c)	86,205	772,397
Radian Group, Inc.	8,600	165,464
RadNet, Inc.(c)	4,200	57,330
RE/MAX Holdings, Inc., Class A	425	17,731
Renewable Energy Group, Inc.(c)	4,550	131,495
REX American Resources Corp.(c)	437	31,870
Rexnord Corp.(c)	5,200	135,980
RMR Group, Inc. (The), Class A	1,540	101,655
Rubius Therapeutics, Inc.(c)	1,500	20,535
Common Stocks (continued)
Issuer	Shares	Value ($)
Ryman Hospitality Properties, Inc.	360	28,926
S&T Bancorp, Inc.	3,200	122,944
Sage Therapeutics, Inc.(c)	1,905	271,634
Saia, Inc.(c)	1,470	88,156
Sarepta Therapeutics, Inc.(c)	595	83,127
Scansource, Inc.(c)	550	21,071
Schnitzer Steel Industries, Inc., Class A	4,775	115,555
Shenandoah Telecommunications Co.	2,650	126,219
Shoe Carnival, Inc.	2,700	99,576
SJW Corp.	525	31,474
Southwestern Energy Co.(c)	11,700	51,129
SP Plus Corp.(c)	2,300	76,130
Spark Therapeutics, Inc.(c)	3,444	164,692
SpartanNash Co.	5,500	114,125
SPS Commerce, Inc.(c)	380	33,691
SPX FLOW, Inc.(c)	2,075	67,998
Steel Dynamics, Inc.	23,921	875,269
Stepan Co.	650	57,155
Sturm Ruger & Co., Inc.	2,175	118,494
Superior Industries International, Inc.	3,600	18,540
Supernus Pharmaceuticals, Inc.(c)	1,430	54,526
SurModics, Inc.(c)	2,225	127,426
Synaptics, Inc.(c)	3,250	129,350
Syneos Health, Inc.(c)	3,075	156,948
Tailored Brands, Inc.	7,650	96,620
Tanger Factory Outlet Centers, Inc.	1,650	37,538
Tapestry, Inc.	33,510	1,297,172
Tech Data Corp.(c)	1,760	168,309
TechTarget, Inc.(c)	950	13,775
Teekay Tankers Ltd., Class A	431,335	431,335
TEGNA, Inc.	1,300	15,262
Tenable Holdings, Inc.(c)	3,550	98,264
Tenneco, Inc.	2,900	100,572
Tivity Health, Inc.(c)	3,725	82,919
TiVo Corp.	6,300	70,119
T-Mobile U.S.A., Inc.(c)	33,313	2,319,251
Tower International, Inc.	3,325	96,724
Trinseo SA	965	47,333
Triple-S Management Corp., Class B(c)	6,375	128,520

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TTEC Holdings, Inc.	1,875	62,681
Universal Display Corp.	3,024	313,982
Universal Insurance Holdings, Inc.	3,138	118,365
USA Truck, Inc.(c)	750	13,395
Usana Health Sciences, Inc.(c)	1,065	124,711
Valero Energy Corp.	32,773	2,878,125
Varex Imaging Corp.(c)	2,800	79,772
Vera Bradley, Inc.(c)	1,400	12,530
Verso Corp., Class A(c)	4,650	114,715
Vertex Pharmaceuticals, Inc.(c)	6,661	1,271,652
Vonage Holdings Corp.(c)	10,600	96,566
W&T Offshore, Inc.(c)	15,200	76,608
Wabash National Corp.	7,450	103,853
Waddell & Reed Financial, Inc., Class A	6,400	109,568
Warrior Met Coal, Inc.	5,150	147,959
Washington Prime Group, Inc.	21,000	119,280
Watts Water Technologies, Inc., Class A	240	17,969
Weight Watchers International, Inc.(c)	3,580	114,560
Weis Markets, Inc.	675	32,751
Western Asset Mortgage Capital Corp.	8,800	84,128
World Fuel Services Corp.	700	17,423
Xcel Energy, Inc.	41,951	2,196,554
Xenia Hotels & Resorts, Inc.	6,700	125,759
Zagg, Inc.(c)	10,200	114,444
Total		180,185,903
Virgin Islands 0.1%
Capri Holdings Ltd.(c)	19,653	834,859
Total Common Stocks (Cost $322,741,791)		351,341,675

Exchange-Traded Funds 1.3%
	Shares	Value ($)
United States 1.3%
Invesco DB Gold Fund	71,000	2,881,180
iShares MSCI Canada ETF	156,328	4,228,672
Total		7,109,852
Total Exchange-Traded Funds (Cost $6,555,439)		7,109,852

Fixed-Income Funds 2.0%
	Shares	Value ($)
United States 2.0%
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,153,020	11,484,080
Total Fixed-Income Funds (Cost $11,490,776)		11,484,080

Foreign Government Obligations(g),(h) 8.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.4%
Republic of Austria Government Bond(f)
03/15/2037	4.150%	EUR	1,339,000	2,360,374
Belgium 1.5%
Kingdom of Belgium Government Bond(f)
06/22/2024	2.600%	EUR	4,420,000	5,770,747
06/22/2027	0.800%	EUR	1,492,000	1,755,551
03/28/2041	4.250%	EUR	510,000	898,823
Total				8,425,121
France 0.3%
French Republic Government Bond OAT(f)
05/25/2045	3.250%	EUR	1,150,000	1,848,631
Italy 0.4%
Italy Buoni Poliennali Del Tesoro(f)
09/01/2044	4.750%	EUR	1,478,000	2,066,383
Japan 2.4%
Japan Government 20-Year Bond
09/20/2026	2.200%	JPY	35,000,000	379,131
12/20/2027	2.100%	JPY	374,800,000	4,109,387
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	645,050,000	6,203,827
03/20/2048	0.800%	JPY	47,450,000	454,736
06/20/2048	0.700%	JPY	161,650,000	1,509,091
09/20/2048	0.900%	JPY	78,600,000	771,805
Total				13,427,977
Mexico 0.7%
Mexican Bonos
06/03/2027	7.500%	MXN	80,000,000	3,961,408
Netherlands 0.4%
Netherlands Government Bond(f)
07/15/2027	0.750%	EUR	1,644,000	1,977,003
Poland 0.2%
Republic of Poland Government Bond
07/25/2026	2.500%	PLN	5,177,000	1,386,920

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Africa 0.7%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	47,000,000	3,928,702
Spain 1.3%
Spain Government Bond(f)
10/31/2024	2.750%	EUR	2,355,000	3,041,660
07/30/2030	1.950%	EUR	1,891,000	2,281,478
07/30/2040	4.900%	EUR	1,012,000	1,727,598
Total				7,050,736
United Kingdom 0.2%
United Kingdom Gilt(f)
01/22/2044	3.250%	GBP	612,297	1,051,435
Total Foreign Government Obligations (Cost $45,477,092)				47,484,690

Inflation-Indexed Bonds(g) 1.5%

Italy 0.4%
Italy Buoni Poliennali Del Tesoro(f)
09/15/2026	3.100%	EUR	1,661,590	2,134,709
Japan 0.4%
Japanese Government CPI-Linked Bond
03/10/2027	0.100%	JPY	278,026,724	2,640,303
United Kingdom 0.1%
United Kingdom Gilt Inflation-Linked Bond(f)
03/22/2052	0.250%	GBP	194,005	452,458
United States 0.6%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		1,783,501	1,731,088
01/15/2028	0.500%		1,689,002	1,646,740
Total				3,377,828
Total Inflation-Indexed Bonds (Cost $8,348,586)				8,605,298
Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Brazil 0.1%
Azul SA(c)	30,600	311,353
Lojas Americanas SA	41,700	240,902
Total		552,255
Total Preferred Stocks (Cost $451,081)		552,255

Residential Mortgage-Backed Securities - Agency 3.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 3.1%
Federal National Mortgage Association(i)
02/19/2034 - 02/13/2049	3.000%	6,250,000	6,158,877
02/13/2049	3.500%	2,000,000	2,009,883
02/13/2049	4.000%	2,000,000	2,047,187
02/13/2049	4.500%	2,000,000	2,078,672
02/13/2049	5.000%	1,000,000	1,051,961
Government National Mortgage Association(i)
02/21/2049	3.500%	3,000,000	3,038,027
02/21/2049	4.000%	1,000,000	1,029,063
Total			17,413,670
Total Residential Mortgage-Backed Securities - Agency (Cost $17,308,955)			17,413,670

Money Market Funds 19.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(a),(j)	108,353,954	108,343,118
Total Money Market Funds (Cost $108,345,972)		108,343,118
Total Investments in Securities (Cost $538,668,385)		567,264,696
Other Assets & Liabilities, Net		(6,855,807)
Net Assets		$560,408,889

At January 31, 2019, securities and/or cash totaling $9,254,066 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,781,900 USD	2,002,000,000 KRW	Citi	02/26/2019	18,773	—
603,720,000 JPY	5,529,589 USD	HSBC	02/26/2019	—	(21,765)
67,156,000 MXN	3,499,398 USD	HSBC	02/26/2019	—	(1,602)
5,047,000 PLN	1,338,638 USD	HSBC	02/26/2019	—	(18,042)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,508,850 USD	8,148,000 GBP	HSBC	02/26/2019	189,301	—
39,301,243 USD	4,300,397,000 JPY	HSBC	02/26/2019	241,970	—
260,403 USD	2,225,803 NOK	HSBC	02/26/2019	3,762	—
5,603,628 USD	8,297,000 NZD	HSBC	02/26/2019	133,997	—
319,636 USD	2,876,000 SEK	HSBC	02/26/2019	—	(1,273)
52,487,000 ZAR	3,776,201 USD	HSBC	02/26/2019	—	(171,683)
2,197,000 CHF	2,212,182 USD	Morgan Stanley	02/26/2019	—	(1,375)
9,661,000 EUR	11,058,888 USD	Morgan Stanley	02/26/2019	—	(18,217)
7,688,664 USD	10,715,000 AUD	Morgan Stanley	02/26/2019	102,504	—
3,798,198 USD	5,037,000 CAD	Morgan Stanley	02/26/2019	37,080	—
854,076 USD	847,000 CHF	Morgan Stanley	02/26/2019	—	(693)
536,511 USD	3,511,000 DKK	Morgan Stanley	02/26/2019	2,789	—
49,172,705 USD	43,125,818 EUR	Morgan Stanley	02/26/2019	274,474	—
11,031,901 USD	8,392,000 GBP	Morgan Stanley	02/26/2019	—	(13,382)
1,386,000 ZAR	99,738 USD	Morgan Stanley	02/26/2019	—	(4,512)
3,301,000 CAD	2,476,395 USD	Morgan Stanley	03/20/2019	—	(38,396)
1,513,000 GBP	1,981,964 USD	Morgan Stanley	03/20/2019	—	(6,842)
6,804,000 ILS	1,857,499 USD	Morgan Stanley	03/20/2019	—	(19,257)
189,452,000 JPY	1,736,100 USD	Morgan Stanley	03/20/2019	—	(9,209)
3,897,949,000 KRW	3,462,624 USD	Morgan Stanley	03/20/2019	—	(45,923)
5,325,969 USD	7,450,000 AUD	Morgan Stanley	03/20/2019	92,787	—
743,654 USD	736,000 CHF	Morgan Stanley	03/20/2019	—	(501)
867,604 USD	5,662,000 DKK	Morgan Stanley	03/20/2019	3,869	—
867,317 USD	7,784,000 SEK	Morgan Stanley	03/20/2019	—	(4,120)
1,732,934 USD	2,352,000 SGD	Morgan Stanley	03/20/2019	15,862	—
Total				1,117,168	(376,792)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	20	03/2019	EUR	2,591,400	172,901	—
Euro-Bund	341	03/2019	EUR	56,493,470	1,500,462	—
Euro-Buxl 30-Year	2	03/2019	EUR	371,720	23,238	—
Euro-OAT	37	03/2019	EUR	5,658,040	77,239	—
Japanese 10-Year Government Bond	25	03/2019	JPY	3,817,250,000	243,816	—
Long Gilt	17	03/2019	GBP	2,100,010	29,959	—
Russell 2000 E-mini	13	03/2019	USD	975,130	69,265	—
S&P/TSE 60 Index	29	03/2019	CAD	5,381,240	10,698	—
TOPIX Index	77	03/2019	JPY	1,207,360,000	—	(103,184)
U.S. Treasury 10-Year Note	88	03/2019	USD	10,777,250	293,373	—
U.S. Treasury 5-Year Note	366	03/2019	USD	42,038,531	736,968	—
U.S. Treasury Ultra 10-Year Note	40	03/2019	USD	5,227,500	122,299	—
Total					3,280,218	(103,184)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(27)	03/2019	CAD	(3,716,280)	—	(103,103)
EURO STOXX 50	(200)	03/2019	EUR	(6,304,000)	—	(276,033)
MSCI EAFE Index Future	(276)	03/2019	USD	(25,227,780)	—	(1,168,187)
MSCI Emerging Markets Index	(220)	03/2019	USD	(11,710,600)	—	(996,568)
S&P 500 E-mini	(241)	03/2019	USD	(32,589,225)	—	(1,800,868)
U.S. Treasury 10-Year Note	(295)	03/2019	USD	(36,128,281)	—	(984,736)
U.S. Treasury 2-Year Note	(13)	03/2019	USD	(2,760,266)	—	(18,511)
U.S. Ultra Treasury Bond	(47)	03/2019	USD	(7,572,875)	—	(407,684)
Total					—	(5,755,690)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
ACADIA Pharmaceuticals, Inc.	Deutsche Bank	USD	(191,352)	(84)	25.00	2/15/2019	(2,208)	(2,520)
Aerie Pharmaceuticals, Inc.	Deutsche Bank	USD	(126,954)	(27)	50.00	2/15/2019	(1,389)	(2,430)
Alibaba Group Holding Ltd.	Deutsche Bank	USD	(589,715)	(35)	165.00	2/15/2019	(7,692)	(23,888)
Amarin Corp. PLC	Deutsche Bank	USD	(113,750)	(65)	21.00	2/15/2019	(1,558)	(1,885)
Banco Macro SA	Deutsche Bank	USD	(451,386)	(78)	60.00	2/15/2019	(4,736)	(9,945)
ICON PLC	Deutsche Bank	USD	(755,352)	(54)	145.00	2/15/2019	(5,236)	(4,860)
Insmed, Inc.	Deutsche Bank	USD	(308,737)	(127)	28.00	2/15/2019	(3,298)	(3,810)
NVIDIA Corp.	Deutsche Bank	USD	(560,625)	(39)	185.00	2/15/2019	(5,354)	(526)
Total							(31,471)	(49,864)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of 1.054%	Receives Quarterly, Pays Annually	Morgan Stanley	01/15/2029	SEK	27,188,000	(18,396)	—	—	—	(18,396)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	13,132,000	(273,350)	—	—	—	(273,350)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	0.663	USD	11,000,000	(13,375)	—	—	—	(13,375)
Markit iTraxx Europe Crossover Index, Series 30	Morgan Stanley	12/20/2023	5.000	Quarterly	3.070	EUR	11,247,924	50,144	—	—	50,144	—
Markit iTraxx Europe Main Index, Series 30	Morgan Stanley	12/20/2023	1.000	Quarterly	0.700	EUR	3,000,000	2,692	—	—	2,692	—
Total								39,461	—	—	52,836	(13,375)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	(0.077%)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	5,717,081	508,826	(2,848,066)	3,377,841	—	(263,788)	(3,408,866)	2,223,572	14,930,058
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	1,128,306	—	(1,128,306)	—	—	(483,086)	415,388	—	—
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,120,947	32,073	—	1,153,020	35,839	—	47,246	281,197	11,484,080
Columbia Short-Term Cash Fund, 2.530%
	106,083,632	160,033,551	(157,763,229)	108,353,954	—	(2,942)	2,942	1,377,826	108,343,118
Total					35,839	(749,816)	(2,943,290)	3,882,595	134,757,256

(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Non-income producing investment.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2019, the total value of these securities amounted to $43,746, which represents 0.01% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $28,084,823, which represents 5.01% of total net assets.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by the government.
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Currency Legend  (continued)
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Opportunities Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	14,930,058	—	—	—	14,930,058
Common Stocks
Argentina	456,999	—	—	—	456,999
Australia	—	1,983,593	—	—	1,983,593
Brazil	5,500,287	—	—	—	5,500,287
Canada	9,011,633	—	—	—	9,011,633
China	6,780,593	10,017,870	—	—	16,798,463
Finland	—	1,859,975	—	—	1,859,975
France	63,477	12,469,743	—	—	12,533,220
Germany	—	2,915,489	—	—	2,915,489
Hong Kong	—	4,615,620	—	—	4,615,620
Hungary	—	251,989	—	—	251,989
India	720,739	3,216,601	—	—	3,937,340
Indonesia	—	3,429,805	—	—	3,429,805
Ireland	5,858,558	—	—	—	5,858,558
Israel	—	2,829,764	—	—	2,829,764
Italy	—	2,532,087	—	—	2,532,087
Japan	—	30,335,570	—	—	30,335,570
Malta	—	—	1	—	1
Mexico	948,145	—	—	—	948,145
Netherlands	973,621	7,315,317	—	—	8,288,938
Norway	—	963,649	—	—	963,649
Panama	265,485	—	—	—	265,485
Peru	459,340	—	—	—	459,340
Philippines	—	494,190	—	—	494,190
Poland	—	184,736	—	—	184,736
Portugal	—	—	1	—	1
Puerto Rico	128,666	—	—	—	128,666
Russian Federation	743,831	2,155,217	—	—	2,899,048
South Africa	—	2,742,509	—	—	2,742,509
South Korea	—	7,702,960	—	—	7,702,960
Spain	—	5,890,855	—	—	5,890,855
Sweden	—	2,130,800	—	—	2,130,800
Switzerland	—	5,950,531	—	—	5,950,531
Taiwan	—	2,311,785	—	—	2,311,785
Thailand	150,626	1,163,938	—	—	1,314,564
United Kingdom	627,627	22,166,691	—	—	22,794,318
United States	180,142,159	—	43,744	—	180,185,903
Virgin Islands	834,859	—	—	—	834,859
Total Common Stocks	213,666,645	137,631,284	43,746	—	351,341,675
Exchange-Traded Funds	7,109,852	—	—	—	7,109,852
Fixed-Income Funds	11,484,080	—	—	—	11,484,080
Foreign Government Obligations	—	47,484,690	—	—	47,484,690
Inflation-Indexed Bonds	—	8,605,298	—	—	8,605,298
Preferred Stocks
Brazil	552,255	—	—	—	552,255
Total Preferred Stocks	552,255	—	—	—	552,255
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2019	19

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Residential Mortgage-Backed Securities - Agency	—	17,413,670	—	—	17,413,670
Money Market Funds	—	—	—	108,343,118	108,343,118
Total Investments in Securities	247,742,890	211,134,942	43,746	108,343,118	567,264,696
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,117,168	—	—	1,117,168
Futures Contracts	3,280,218	—	—	—	3,280,218
Swap Contracts	—	52,836	—	—	52,836
Liability
Forward Foreign Currency Exchange Contracts	—	(376,792)	—	—	(376,792)
Futures Contracts	(5,858,874)	—	—	—	(5,858,874)
Options Contracts Written	(49,864)	—	—	—	(49,864)
Swap Contracts	—	(305,121)	—	—	(305,121)
Total	245,114,370	211,623,033	43,746	108,343,118	565,124,267
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Global Opportunities Fund | Semiannual Report 2019

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $400,882,944)	$432,507,440
Affiliated issuers (cost $137,785,441)	134,757,256
Cash	390
Foreign currency (cost $488,334)	492,569
Margin deposits on:
Futures contracts	6,084,807
Swap contracts	826,740
Unrealized appreciation on forward foreign currency exchange contracts	1,117,168
Receivable for:
Investments sold	262,023
Capital shares sold	2,122,181
Dividends	462,631
Interest	461,863
Foreign tax reclaims	248,568
Variation margin for futures contracts	500,683
Variation margin for swap contracts	101,329
Prepaid expenses	2,235
Other assets	8,109
Total assets	579,955,992
Liabilities
Option contracts written, at value (premiums received $31,471)	49,864
Unrealized depreciation on forward foreign currency exchange contracts	376,792
Payable for:
Investments purchased	391,117
Investments purchased on a delayed delivery basis	17,333,427
Capital shares purchased	511,725
Variation margin for futures contracts	591,903
Variation margin for swap contracts	49,500
Management services fees	10,414
Distribution and/or service fees	3,942
Transfer agent fees	49,381
Compensation of board members	72,266
Compensation of chief compliance officer	65
Other expenses	106,707
Total liabilities	19,547,103
Net assets applicable to outstanding capital stock	$560,408,889
Represented by
Paid in capital	536,628,001
Total distributable earnings (loss) (Note 2)	23,780,888
Total - representing net assets applicable to outstanding capital stock	$560,408,889
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2019	21

Statement of Assets and Liabilities  (continued)
January 31, 2019 (Unaudited)
Class A
Net assets	$511,265,309
Shares outstanding	38,142,574
Net asset value per share	$13.40
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.22
Advisor Class
Net assets	$5,172,304
Shares outstanding	382,892
Net asset value per share	$13.51
Class C
Net assets	$14,804,289
Shares outstanding	1,150,520
Net asset value per share	$12.87
Institutional Class
Net assets	$22,295,637
Shares outstanding	1,654,551
Net asset value per share	$13.48
Institutional 2 Class
Net assets	$3,268,509
Shares outstanding	241,228
Net asset value per share	$13.55
Institutional 3 Class
Net assets	$16,190
Shares outstanding	1,200
Net asset value per share	$13.49
Class R
Net assets	$3,586,651
Shares outstanding	270,285
Net asset value per share	$13.27
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Global Opportunities Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,455,300
Dividends — affiliated issuers	3,882,595
Interest	553,292
Foreign taxes withheld	(129,940)
Total income	7,761,247
Expenses:
Management services fees	1,948,585
Distribution and/or service fees
Class A	657,707
Class C	79,048
Class R	7,932
Class T	3
Transfer agent fees
Class A	284,986
Advisor Class	2,353
Class C	8,556
Institutional Class	12,117
Institutional 2 Class	1,088
Class R	1,721
Class T	1
Compensation of board members	3,174
Custodian fees	82,061
Printing and postage fees	40,835
Registration fees	62,676
Audit fees	27,763
Legal fees	5,650
Compensation of chief compliance officer	64
Other	12,563
Total expenses	3,238,883
Net investment income	4,522,364
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	11,542,002
Investments — affiliated issuers	(749,816)
Capital gain distributions from underlying affiliated funds	35,839
Foreign currency translations	(183,023)
Forward foreign currency exchange contracts	(2,415,999)
Futures contracts	8,129,647
Options purchased	(85,562)
Options contracts written	12,512
Swap contracts	56,838
Net realized gain	16,342,438
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(31,789,595)
Investments — affiliated issuers	(2,943,290)
Foreign currency translations	62,654
Forward foreign currency exchange contracts	392,817
Futures contracts	(1,909,723)
Options purchased	13,710
Options contracts written	(18,393)
Swap contracts	(274,778)
Foreign capital gains tax	18,643
Net change in unrealized appreciation (depreciation)	(36,447,955)
Net realized and unrealized loss	(20,105,517)
Net decrease in net assets resulting from operations	$(15,583,153)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2019	23

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$4,522,364	$4,358,340
Net realized gain	16,342,438	35,097,376
Net change in unrealized appreciation (depreciation)	(36,447,955)	(1,550,277)
Net increase (decrease) in net assets resulting from operations	(15,583,153)	37,905,439
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,733,437)	—
Advisor Class	(19,555)	—
Institutional Class	(130,570)	—
Institutional 2 Class	(19,336)	—
Institutional 3 Class	(18)	—
Class R	(2,614)	—
Total distributions to shareholders (Note 2)	(1,905,530)	—
Decrease in net assets from capital stock activity	(29,366,032)	(50,893,407)
Total decrease in net assets	(46,854,715)	(12,987,968)
Net assets at beginning of period	607,263,604	620,251,572
Net assets at end of period	$560,408,889	$607,263,604
Undistributed net investment income	$3,279,293	$662,459
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Global Opportunities Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	422,518	5,619,516	1,931,802	26,596,226
Distributions reinvested	135,170	1,722,071	—	—
Redemptions	(2,723,905)	(36,294,314)	(5,623,594)	(76,801,596)
Net decrease	(2,166,217)	(28,952,727)	(3,691,792)	(50,205,370)
Advisor Class
Subscriptions	172,792	2,338,767	408,673	5,699,755
Distributions reinvested	1,523	19,538	—	—
Redemptions	(158,566)	(2,137,806)	(54,468)	(766,438)
Net increase	15,749	220,499	354,205	4,933,317
Class B
Redemptions	—	—	(216)	(2,735)
Net decrease	—	—	(216)	(2,735)
Class C
Subscriptions	56,421	719,256	304,592	4,036,834
Redemptions	(211,550)	(2,699,850)	(1,093,726)	(14,488,771)
Net decrease	(155,129)	(1,980,594)	(789,134)	(10,451,937)
Institutional Class
Subscriptions	278,523	3,715,321	923,347	12,668,918
Distributions reinvested	9,582	122,652	—	—
Redemptions	(279,513)	(3,728,454)	(683,195)	(9,375,394)
Net increase	8,592	109,519	240,152	3,293,524
Institutional 2 Class
Subscriptions	80,631	1,107,274	136,447	1,917,190
Distributions reinvested	1,501	19,318	—	—
Redemptions	(21,427)	(285,788)	(10,267)	(143,108)
Net increase	60,705	840,804	126,180	1,774,082
Institutional 3 Class
Subscriptions	994	12,812	—	—
Net increase	994	12,812	—	—
Class K
Redemptions	—	—	(17,631)	(238,396)
Net decrease	—	—	(17,631)	(238,396)
Class R
Subscriptions	53,839	703,915	78,316	1,058,024
Distributions reinvested	45	563	—	—
Redemptions	(23,812)	(318,099)	(77,837)	(1,053,916)
Net increase	30,072	386,379	479	4,108
Class T
Redemptions	(212)	(2,724)	—	—
Net decrease	(212)	(2,724)	—	—
Total net decrease	(2,205,446)	(29,366,032)	(3,777,757)	(50,893,407)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2019	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$13.80	0.11	(0.46)	(0.35)	(0.05)	(0.05)
Year Ended 7/31/2018	$12.99	0.10	0.71	0.81	—	—
Year Ended 7/31/2017	$12.09	0.14	1.08	1.22	(0.32)	(0.32)
Year Ended 7/31/2016	$11.73	0.15	0.21	0.36	—	—
Year Ended 7/31/2015	$11.68	0.11	(0.06)	0.05	—	—
Year Ended 7/31/2014	$10.89	0.13	0.83	0.96	(0.17)	(0.17)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$13.93	0.11	(0.45)	(0.34)	(0.08)	(0.08)
Year Ended 7/31/2018	$13.07	0.16	0.70	0.86	—	—
Year Ended 7/31/2017	$12.17	0.16	1.09	1.25	(0.35)	(0.35)
Year Ended 7/31/2016	$11.77	0.17	0.23	0.40	—	—
Year Ended 7/31/2015	$11.71	0.17	(0.11)	0.06	—	—
Year Ended 7/31/2014	$10.92	0.15	0.83	0.98	(0.19)	(0.19)
Class C
Six Months Ended 1/31/2019 (Unaudited)	$13.25	0.05	(0.43)	(0.38)	—	—
Year Ended 7/31/2018	$12.57	(0.00) (f)	0.68	0.68	—	—
Year Ended 7/31/2017	$11.71	0.04	1.06	1.10	(0.24)	(0.24)
Year Ended 7/31/2016	$11.44	0.06	0.21	0.27	—	—
Year Ended 7/31/2015	$11.48	0.03	(0.07)	(0.04)	—	—
Year Ended 7/31/2014	$10.71	0.05	0.80	0.85	(0.08)	(0.08)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$13.89	0.12	(0.45)	(0.33)	(0.08)	(0.08)
Year Ended 7/31/2018	$13.04	0.14	0.71	0.85	—	—
Year Ended 7/31/2017	$12.14	0.17	1.08	1.25	(0.35)	(0.35)
Year Ended 7/31/2016	$11.75	0.18	0.21	0.39	—	—
Year Ended 7/31/2015	$11.67	0.15	(0.07)	0.08	—	—
Year Ended 7/31/2014	$10.88	0.16	0.82	0.98	(0.19)	(0.19)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$13.97	0.13	(0.47)	(0.34)	(0.08)	(0.08)
Year Ended 7/31/2018	$13.11	0.13	0.73	0.86	—	—
Year Ended 7/31/2017	$12.20	0.15	1.12	1.27	(0.36)	(0.36)
Year Ended 7/31/2016	$11.80	0.19	0.21	0.40	—	—
Year Ended 7/31/2015	$11.71	0.17	(0.08)	0.09	—	—
Year Ended 7/31/2014	$10.92	0.18	0.83	1.01	(0.22)	(0.22)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Global Opportunities Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	$13.40	(2.56%)	1.12% (c)	1.12% (c)	1.58% (c)	53%	$511,265
Year Ended 7/31/2018	$13.80	6.24%	1.10% (d)	1.10% (d)	0.72%	97%	$556,184
Year Ended 7/31/2017	$12.99	10.43%	1.12%	1.12%	1.11%	103%	$571,392
Year Ended 7/31/2016	$12.09	3.07%	1.14%	1.14% (e)	1.30%	127%	$603,849
Year Ended 7/31/2015	$11.73	0.43%	1.15%	1.15%	0.98%	104%	$659,873
Year Ended 7/31/2014	$11.68	8.84%	1.18%	1.18% (e)	1.16%	104%	$754,577
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$13.51	(2.42%)	0.87% (c)	0.87% (c)	1.66% (c)	53%	$5,172
Year Ended 7/31/2018	$13.93	6.58%	0.85% (d)	0.85% (d)	1.20%	97%	$5,113
Year Ended 7/31/2017	$13.07	10.63%	0.88%	0.88%	1.27%	103%	$169
Year Ended 7/31/2016	$12.17	3.40%	0.89%	0.89% (e)	1.51%	127%	$41
Year Ended 7/31/2015	$11.77	0.51%	0.92%	0.92%	1.47%	104%	$60
Year Ended 7/31/2014	$11.71	9.07%	0.98%	0.98% (e)	1.34%	104%	$3
Class C
Six Months Ended 1/31/2019 (Unaudited)	$12.87	(2.87%)	1.87% (c)	1.87% (c)	0.82% (c)	53%	$14,804
Year Ended 7/31/2018	$13.25	5.41%	1.85% (d)	1.85% (d)	(0.02%)	97%	$17,299
Year Ended 7/31/2017	$12.57	9.59%	1.87%	1.87%	0.36%	103%	$26,322
Year Ended 7/31/2016	$11.71	2.36%	1.89%	1.89% (e)	0.55%	127%	$27,133
Year Ended 7/31/2015	$11.44	(0.35%)	1.90%	1.90%	0.23%	104%	$29,100
Year Ended 7/31/2014	$11.48	8.00%	1.93%	1.93% (e)	0.41%	104%	$34,467
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$13.48	(2.35%)	0.87% (c)	0.87% (c)	1.84% (c)	53%	$22,296
Year Ended 7/31/2018	$13.89	6.52%	0.85% (d)	0.85% (d)	0.99%	97%	$22,863
Year Ended 7/31/2017	$13.04	10.66%	0.88%	0.88%	1.38%	103%	$18,332
Year Ended 7/31/2016	$12.14	3.32%	0.89%	0.89% (e)	1.62%	127%	$6,820
Year Ended 7/31/2015	$11.75	0.69%	0.90%	0.90%	1.25%	104%	$5,216
Year Ended 7/31/2014	$11.67	9.11%	0.93%	0.93% (e)	1.41%	104%	$4,726
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$13.55	(2.37%)	0.83% (c)	0.83% (c)	1.89% (c)	53%	$3,269
Year Ended 7/31/2018	$13.97	6.56%	0.81% (d)	0.81% (d)	0.97%	97%	$2,522
Year Ended 7/31/2017	$13.11	10.77%	0.83%	0.83%	1.24%	103%	$713
Year Ended 7/31/2016	$12.20	3.39%	0.81%	0.81%	1.64%	127%	$128
Year Ended 7/31/2015	$11.80	0.77%	0.80%	0.80%	1.44%	104%	$26
Year Ended 7/31/2014	$11.71	9.31%	0.74%	0.74%	1.57%	104%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2019	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$13.91	0.08	(0.41)	(0.33)	(0.09)	(0.09)
Year Ended 7/31/2018	$13.05	0.15	0.71	0.86	—	—
Year Ended 7/31/2017(g)	$12.11	0.07	0.87	0.94	—	—
Class R
Six Months Ended 1/31/2019 (Unaudited)	$13.64	0.09	(0.45)	(0.36)	(0.01)	(0.01)
Year Ended 7/31/2018	$12.87	0.06	0.71	0.77	—	—
Year Ended 7/31/2017	$11.99	0.08	1.09	1.17	(0.29)	(0.29)
Year Ended 7/31/2016	$11.67	0.15	0.17	0.32	—	—
Year Ended 7/31/2015	$11.66	0.07	(0.06)	0.01	—	—
Year Ended 7/31/2014	$10.87	0.10	0.83	0.93	(0.14)	(0.14)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Global Opportunities Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$13.49	(2.35%)	0.78% (c)	0.78% (c)	1.36% (c)	53%	$16
Year Ended 7/31/2018	$13.91	6.59%	0.78% (d)	0.78% (d)	1.07%	97%	$3
Year Ended 7/31/2017(g)	$13.05	7.76%	0.81% (c)	0.81% (c)	1.42% (c)	103%	$3
Class R
Six Months Ended 1/31/2019 (Unaudited)	$13.27	(2.63%)	1.37% (c)	1.37% (c)	1.34% (c)	53%	$3,587
Year Ended 7/31/2018	$13.64	5.98%	1.35% (d)	1.35% (d)	0.47%	97%	$3,277
Year Ended 7/31/2017	$12.87	10.08%	1.38%	1.38%	0.62%	103%	$3,086
Year Ended 7/31/2016	$11.99	2.74%	1.39%	1.39% (e)	1.33%	127%	$299
Year Ended 7/31/2015	$11.67	0.09%	1.48%	1.48%	0.65%	104%	$19
Year Ended 7/31/2014	$11.66	8.63%	1.43%	1.43% (e)	0.90%	104%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2019	29

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Global Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
30	Columbia Global Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
Columbia Global Opportunities Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables
32	Columbia Global Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to recover an underweight country exposure in its portfolio, to generate total return through long and short positions versus the U.S. dollar and primarily for the purpose of gaining market exposure to various foreign currencies. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions and primarily for the purpose of gaining market exposure to various currency, interest rate and equity markets. These instruments may be used for other purposes in future periods. Upon entering into futures
Columbia Global Opportunities Fund | Semiannual Report 2019	33

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments, to protect gains, to facilitate buying and selling of securities for investments and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the
34	Columbia Global Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Columbia Global Opportunities Fund | Semiannual Report 2019	35

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	52,836*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	79,963*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,117,168
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,200,255*
Total		4,450,222

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	286,725*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	4,344,840*
Equity risk	Options contracts written, at value	49,864
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	376,792
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,514,034*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	18,396*
Total		6,590,651

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
36	Columbia Global Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	56,881	56,881
Equity risk	—	8,543,760	12,512	(85,562)	—	8,470,710
Foreign exchange risk	(2,415,999)	—	—	—	—	(2,415,999)
Interest rate risk	—	(414,113)	—	—	(43)	(414,156)
Total	(2,415,999)	8,129,647	12,512	(85,562)	56,838	5,697,436

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(256,382)	(256,382)
Equity risk	—	(4,163,209)	(18,393)	13,710	—	(4,167,892)
Foreign exchange risk	392,817	—	—	—	—	392,817
Interest rate risk	—	2,253,486	—	—	(18,396)	2,235,090
Total	392,817	(1,909,723)	(18,393)	13,710	(274,778)	(1,796,367)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	186,725,800
Futures contracts — short	129,280,614
Credit default swap contracts — buy protection	14,485,000
Credit default swap contracts — sell protection	20,853,060

Derivative instrument	Average value ($)
Options contracts — purchased	9,841**
Options contracts — written	(24,932)*

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	807,358	(842,497)
Interest rate swap contracts	—	(9,198)

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2019.
**	Based on the ending daily outstanding amounts for the six months ended January 31, 2019.
Columbia Global Opportunities Fund | Semiannual Report 2019	37

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
38	Columbia Global Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2019:
	Citi ($)	Deutsche Bank ($)	HSBC ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	101,329	101,329
Forward foreign currency exchange contracts	18,773	-	569,030	529,365	-	1,117,168
Total assets	18,773	-	569,030	529,365	101,329	1,218,497
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	39,654	39,654
Centrally cleared interest rate swap contracts (b)	-	-	-	-	9,846	9,846
Forward foreign currency exchange contracts	-	-	214,365	162,427	-	376,792
Options contracts written	-	49,864	-	-	-	49,864
Total liabilities	-	49,864	214,365	162,427	49,500	476,156
Total financial and derivative net assets	18,773	(49,864)	354,665	366,938	51,829	742,341
Total collateral received (pledged) (c)	-	(49,864)	-	-	-	(49,864)
Net amount (d)	18,773	-	354,665	366,938	51,829	792,205

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Global Opportunities Fund | Semiannual Report 2019	39

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset
40	Columbia Global Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds, including exchange-traded funds, that pay an investment management fee to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including other funds advised by the Investment Manager that do not pay an management services fee, derivatives and individual securities. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.68% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Columbia Global Opportunities Fund | Semiannual Report 2019	41

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class R	0.11
Class T	0.05 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00%, 0.50% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C, Class R and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% fee, up to 0.25% can be reimbursed
42	Columbia Global Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
for distribution and/or shareholder servicing expenses. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $432,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below:
Amount ($)
Class A	78,548
Class C	875
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	1.47%	1.47%
Advisor Class	1.22	1.22
Class C	2.22	2.22
Institutional Class	1.22	1.22
Institutional 2 Class	1.15	1.15
Institutional 3 Class	1.11	1.10
Class R	1.72	1.72
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Global Opportunities Fund | Semiannual Report 2019	43

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
538,668,000	61,471,000	(34,984,000)	26,487,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
21,208,022	—	—	21,208,022
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $246,412,810 and $265,957,608, respectively, for the six months ended January 31, 2019, of which $104,827,692 and $99,173,759, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2019.
44	Columbia Global Opportunities Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Note 9. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At January 31, 2019, affiliated shareholders of record owned 89.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
Columbia Global Opportunities Fund | Semiannual Report 2019	45

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
46	Columbia Global Opportunities Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Global Opportunities Fund | Semiannual Report 2019	47

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Columbia Global Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR156_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia Floating Rate Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Floating Rate Fund   |  Semiannual Report 2019

Columbia Floating Rate Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Floating Rate Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.
Portfolio management
Ronald Launsbach, CFA
Lead Portfolio Manager
Managed Fund since 2012
Vesa Tontti
Co-Portfolio Manager
Managed Fund since February 8, 2019
Average annual total returns (%) (for the period ended January 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	-0.62	1.09	3.12	7.49
	Including sales charges		-3.57	-1.90	2.49	7.17
Advisor Class*		02/28/13	-0.49	1.34	3.40	7.65
Class C	Excluding sales charges	02/16/06	-0.99	0.33	2.35	6.69
	Including sales charges		-1.96	-0.64	2.35	6.69
Institutional Class*		09/27/10	-0.49	1.34	3.38	7.72
Institutional 2 Class		08/01/08	-0.46	1.40	3.45	7.82
Institutional 3 Class*		06/01/15	-0.45	1.44	3.38	7.63
Class R*		09/27/10	-0.74	0.84	2.87	7.24
Credit Suisse Leveraged Loan Index			0.23	2.36	3.65	7.94
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Floating Rate Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2019)
Common Stocks	1.3
Corporate Bonds & Notes	0.3
Money Market Funds	5.9
Senior Loans	92.5
Warrants	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2019)
BBB rating	6.2
BB rating	33.4
B rating	53.8
CCC rating	5.6
D rating	0.2
Not rated	0.8
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody’s doesn’t rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. Additionally, the Investment Manager considers the interest rate to be paid on the investment, the portfolio’s exposure to a particular sector, and the relative value of the loan within the sector, among other factors.

Columbia Floating Rate Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	993.80	1,020.06	5.13	5.19	1.02
Advisor Class	1,000.00	1,000.00	995.10	1,021.32	3.87	3.92	0.77
Class C	1,000.00	1,000.00	990.10	1,016.28	8.88	9.00	1.77
Institutional Class	1,000.00	1,000.00	995.10	1,021.32	3.87	3.92	0.77
Institutional 2 Class	1,000.00	1,000.00	995.40	1,021.48	3.72	3.77	0.74
Institutional 3 Class	1,000.00	1,000.00	995.50	1,021.73	3.47	3.52	0.69
Class R	1,000.00	1,000.00	992.60	1,018.80	6.38	6.46	1.27
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Floating Rate Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 1.3%
Issuer	Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc.(a)	9,438	78,713
Entertainment 0.3%
MGM Holdings II, Inc.(a)	53,207	4,200,693
Media 0.2%
Cumulus Media, Inc., Class A(a)	28,485	343,244
Star Tribune Co. (The)(a),(b),(c),(d)	1,098	—
Tribune Media Co.	29,872	1,371,423
Tribune Publishing Co.(a)	4,413	52,824
Total		1,767,491
Total Communication Services		6,046,897
Consumer Discretionary 0.1%
Auto Components 0.1%
Aptiv PLC	11,178	884,515
Dayco/Mark IV(a)	2,545	93,529
Delphi Technologies PLC	3,726	66,733
Total		1,044,777
Diversified Consumer Services 0.0%
Houghton Mifflin Harcourt Co.(a)	18,619	194,941
Total Consumer Discretionary		1,239,718
Energy 0.2%
Energy Equipment & Services 0.2%
Fieldwood Energy LLC(a)	68,952	2,447,796
Total Energy		2,447,796
Financials —%
Capital Markets —%
RCS Capital Corp., Class B(a),(b),(c),(d)	6,880	0
Total Financials		0
Information Technology 0.1%
Software 0.1%
Avaya Holdings Corp.(a)	80,614	1,363,183
Total Information Technology		1,363,183
Materials 0.2%
Chemicals 0.2%
LyondellBasell Industries NV, Class A	21,857	1,900,903
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.0%
Aleris International, Inc.(a)	16,833	349,285
Total Materials		2,250,188
Utilities 0.2%
Independent Power and Renewable Electricity Producers 0.2%
Vistra Energy Corp(a)	105,843	2,657,718
Vistra Energy Corp.(a)	105,843	77,794
Total		2,735,512
Total Utilities		2,735,512
Total Common Stocks (Cost $11,226,718)		16,083,294

Corporate Bonds & Notes 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Core & Main LP(e)
08/15/2025	6.125%	1,296,000	1,235,206
Gaming 0.1%
Tunica-Biloxi Gaming Authority(e)
12/15/2020	3.780%	2,093,455	539,065
Technology 0.2%
Dell International LLC/EMC Corp.(e)
06/15/2023	5.450%	2,325,000	2,433,812
Total Corporate Bonds & Notes (Cost $4,303,648)			4,208,083

Senior Loans 92.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Doncasters US Finance LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/09/2020	6.303%	2,045,694	1,823,225
Transdigm, Inc.(f),(g)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 05/30/2025	4.999%	1,687,064	1,642,306
Tranche F Term Loan
3-month USD LIBOR + 2.500% 06/09/2023	4.999%	4,856,071	4,748,849
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wesco Aircraft Hardware Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/28/2021	5.000%	2,000,000	1,936,660
Total			10,151,040
Airlines 0.6%
American Airlines, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 10/10/2021	4.516%	1,979,382	1,951,234
3-month USD LIBOR + 1.750% 06/27/2025	4.252%	1,765,279	1,688,684
United AirLines, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 04/01/2024	4.249%	3,408,826	3,349,172
Total			6,989,090
Automotive 1.0%
Allison Transmission, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 09/23/2022	4.260%	2,456,643	2,440,675
Dayco Products LLC/Mark IV Industries, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 05/19/2023	6.957%	3,158,803	3,064,038
DexKo Global Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 07/24/2024	5.999%	1,485,029	1,459,041
Horizon Global Corp.(f),(g)
Term Loan
3-month USD LIBOR + 6.000% Floor 1.000% 06/30/2021	8.803%	1,196,698	1,154,072
Navistar, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	6.020%	4,752,000	4,671,834
Total			12,789,660
Brokerage/Asset Managers/Exchanges 0.3%
AlixPartners LLP(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/04/2024	5.249%	2,560,455	2,526,042
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Greenhill & Co., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/12/2022	6.468%	1,546,875	1,537,207
Total			4,063,249
Building Materials 2.9%
American Bath Group LLC(d),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/30/2023	7.053%	5,145,329	5,081,012
Associated Asphalt Partners LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 04/05/2024	7.749%	1,941,848	1,883,593
Covia Holdings Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 06/01/2025	6.553%	2,164,125	1,714,398
HD Supply, Inc.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 10/17/2023	4.249%	3,852,948	3,805,595
Ply Gem Midco, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 04/12/2025	6.547%	4,383,112	4,169,435
QUIKRETE Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 11/15/2023	5.249%	6,380,795	6,176,418
SRS Distribution, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 05/23/2025	5.749%	3,482,500	3,299,669
US Silica Co.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	6.500%	6,458,713	5,824,984
Wilsonart LLC(f),(g)
Tranche D Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/19/2023	6.060%	3,334,697	3,293,847
Total			35,248,951

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Floating Rate Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 2.3%
Charter Communications Operating LLC/Safari LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/30/2025	4.500%	3,630,806	3,577,978
Cogeco Communications (U.S.A.) II LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.375% 01/03/2025	4.874%	4,477,500	4,382,353
CSC Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	4.759%	2,461,397	2,380,639
3-month USD LIBOR + 2.250% 01/15/2026	4.759%	2,000,000	1,925,000
MCC Iowa LLC(f),(g)
Tranche M Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 01/15/2025	4.420%	1,975,000	1,949,088
Quebecor Media, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/17/2020	4.866%	1,895,000	1,880,788
Telesat Canada(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 11/17/2023	5.310%	5,706,352	5,589,828
Virgin Media Bristol LLC(f),(g)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/15/2026	5.009%	6,200,000	6,080,774
Total			27,766,448
Chemicals 6.9%
Alpha 3 BV/Atotech(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 01/31/2024	5.803%	3,582,938	3,470,972
Aruba Investments, Inc./ANGUS Chemical Co.(d),(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/02/2022	5.749%	2,443,038	2,400,285
Ascend Performance Materials Operations LLC(d),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 08/12/2022	8.053%	1,755,000	1,737,450
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	4.553%	2,122,397	2,079,949
Chemours Co. (The)(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	4.250%	3,901,286	3,828,137
ColourOz Investment 1 GmbH(f),(g)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	5.779%	584,534	540,694
ColourOz Investment 2 LLC(f),(g)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	5.779%	3,535,952	3,270,755
DuBois Chemicals, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/15/2024	5.749%	1,426,153	1,379,803
Flint Group GMBH(f),(g)
Tranche B8 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	5.779%	810,562	749,770
HII Holding Corp./Houghton International(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/20/2019	5.749%	1,843,831	1,838,078
2nd Lien Term Loan
3-month USD LIBOR + 8.500% Floor 1.250% 12/21/2020	10.999%	2,150,000	2,139,250
Ineos US Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	4.499%	3,103,538	3,009,314
Invictus U.S. Newco LLC/SK Intermediate II SARL(d),(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 03/30/2026	9.249%	1,575,000	1,551,375
Kraton Polymers LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/08/2025	4.999%	3,902,383	3,843,848

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
LTI Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/06/2025	5.999%	2,094,750	2,020,554
MacDermid, Inc./Platform Specialty Products Corp.(f),(g),(h)
Tranche B6 Term Loan
3-month USD LIBOR + 2.250% 01/31/2026		3,000,000	2,963,760
Messer Industries LLC(f),(g),(h)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2025		5,000,000	4,887,500
Minerals Technologies, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 02/14/2024	4.830%	2,440,419	2,412,964
Nexeo Solutions LLC(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 06/09/2023	6.001%	3,514,893	3,506,844
OCI Partners LP(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 03/13/2025	6.803%	3,746,687	3,690,487
Omnova Solutions, Inc.(d),(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 08/25/2023	5.749%	1,402,723	1,371,162
PQ Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 02/08/2025	5.244%	4,146,520	4,032,491
Ravago Holdings America, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 07/13/2023	5.250%	1,907,559	1,862,254
Schenectady International Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	7.537%	3,300,000	3,267,000
Solenis Holdings LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/26/2025	6.707%	5,547,125	5,440,787
Solenis Holdings LLC(d),(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 06/26/2024	11.207%	1,000,000	940,000
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Starfruit Finco BV/US Holdco LLC/AzkoNobel(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.753%	4,000,000	3,907,520
Trinseo Materials Operating SCA(f),(g),(h)
Term Loan
3-month USD LIBOR + 2.000% 09/06/2024	4.499%	2,937,936	2,853,470
Tronox Blocked Borrower LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	5.499%	748,256	737,503
Tronox Finance LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	5.499%	1,726,744	1,701,931
Univar U.S.A., Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 07/01/2024	4.749%	4,097,851	4,006,387
Vantage Specialty Chemicals, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/28/2024	5.999%	997,481	978,778
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 10/27/2025	10.884%	2,400,000	2,295,000
Total			84,716,072
Construction Machinery 1.7%
Altra Industrial Motion Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 10/01/2025	4.499%	3,189,366	3,128,226
Clarke Equipment Co./Doosan Bobcat, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/18/2024	4.803%	1,826,187	1,791,947
Columbus McKinnon Corp.(d),(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 01/31/2024	5.303%	2,559,817	2,550,218
Douglas Dynamics LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/31/2021	0.000%	1,298,749	1,274,397

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Floating Rate Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DXP Enterprises, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 08/29/2023	7.249%	2,987,187	2,957,316
North American Lifting Holdings, Inc./TNT Crane & Rigging, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 11/27/2020	7.303%	2,363,917	2,148,800
United Rentals, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	4.249%	2,493,750	2,477,640
Vertiv Group Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	6.707%	4,512,931	4,185,743
Total			20,514,287
Consumer Cyclical Services 3.0%
Cast & Crew Payroll LLC(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 01/16/2026		2,000,000	1,997,500
Creative Artists Agency LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 02/15/2024	5.503%	4,532,703	4,459,046
DTZ U.S. Borrower LLC/Cushman & Wakefield(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 08/21/2025	5.749%	3,441,375	3,371,687
ServiceMaster Co., LLC (The)(f),(g)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 11/08/2023	4.999%	2,436,631	2,420,890
Staples, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 09/12/2024	6.509%	3,776,750	3,706,880
Trans Union LLC(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 04/10/2023	4.499%	3,259,857	3,213,861
Uber Technologies, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	6.008%	5,652,412	5,573,278
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USS Ultimate Holdings, Inc./United Site Services, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	6.249%	2,972,475	2,935,319
Web.com Group, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	6.269%	2,000,000	1,930,000
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/09/2026	10.269%	3,761,905	3,672,560
West Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/10/2024	6.499%	3,960,000	3,626,093
Total			36,907,114
Consumer Products 0.9%
Serta Simmons Bedding LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	6.013%	3,395,651	2,886,303
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	10.514%	1,898,666	1,337,611
SIWF Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/15/2025	6.753%	2,039,750	2,001,505
Steinway Musical Instruments, Inc.(d),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 02/14/2025	6.260%	2,977,500	2,903,062
Weight Watchers International, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% Floor 0.750% 11/29/2024	7.560%	1,425,000	1,416,094
Total			10,544,575
Diversified Manufacturing 3.6%
Accudyne Industries Borrower SCA/LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 08/18/2024	5.499%	2,665,000	2,594,484

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Allnex & Cy SCA(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	5.956%	2,389,770	2,347,949
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	5.956%	1,800,506	1,768,997
Apergy Corp.(d),(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	5.162%	2,763,855	2,705,124
Apex Tool Group LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.250% 02/01/2022	6.249%	2,421,511	2,321,624
Bright Bidco BV/Lumileds LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/30/2024	6.204%	4,580,297	3,428,352
Brookfield WEC Holdings, Inc./Westinghouse Electric Co., LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 08/01/2025	6.249%	3,850,000	3,827,324
2nd Lien Term Loan
3-month USD LIBOR + 6.750% Floor 0.750% 08/03/2026	9.249%	1,000,000	993,130
Crosby US Acquisition Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/23/2020	5.503%	831,250	768,906
Crosby US Acquisition Corp.(d),(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 6.000% Floor 1.000% 11/22/2021	8.503%	2,000,000	1,760,000
EWT Holdings III Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/20/2024	5.499%	3,672,907	3,617,813
Forterra Finance LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 10/25/2023	5.499%	2,524,062	2,308,103
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gardner Denver, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024	5.249%	2,082,574	2,068,266
Gates Global LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/01/2024	5.249%	3,577,555	3,498,276
Generac Power Systems, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 05/31/2023	4.259%	1,702,305	1,687,410
Harsco Corp.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 12/06/2024	4.750%	1,970,137	1,952,071
Hyster-Yale Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 05/30/2023	5.749%	1,433,750	1,419,413
Tyco International Holdings SARL(f),(g)
Term Loan
3-month USD LIBOR + 1.250% 03/02/2020	4.158%	546,000	542,249
Welbilt, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/23/2025	4.999%	2,800,376	2,730,366
Zekelman Industries, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 06/14/2021	4.862%	1,955,036	1,913,980
Total			44,253,837
Electric 4.3%
AES Corp. (The)(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 05/31/2022	4.456%	1,776,995	1,768,856
Astoria Energy LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/24/2021	6.500%	4,088,074	4,076,586
Calpine Construction Finance Co., LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 01/15/2025	4.999%	2,557,342	2,499,802

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Floating Rate Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 05/31/2023	5.310%	2,827,500	2,774,484
3-month USD LIBOR + 2.500% Floor 0.750% 01/15/2024	5.310%	2,198,734	2,157,266
CPV Shore Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	6.250%	1,100,000	1,097,250
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/02/2023	6.249%	5,399,991	5,259,915
Edgewater Generation LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	6.249%	3,000,000	2,967,750
EFS Cogen Holdings I LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 06/28/2023	5.980%	2,078,910	2,038,641
Exgen Renewables IV LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/28/2024	5.710%	1,980,699	1,786,591
Frontera Generation Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/02/2025	6.763%	4,703,245	4,554,294
Helix Gen Funding LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 06/03/2024	6.249%	3,407,328	3,272,330
LMBE-MC Holdco II LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	6.810%	3,000,000	2,966,250
MRP Generation Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 10/18/2022	9.803%	5,058,563	4,843,574
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nautilus Power LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	6.749%	4,782,657	4,744,395
Southeast PowerGen LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 12/02/2021	6.000%	721,037	689,795
Vistra Operations Co., LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	4.499%	1,875,300	1,843,776
3-month USD LIBOR + 2.250% Floor 0.750% 12/14/2023	4.749%	882,000	872,263
WG Partners Acquisition LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/15/2023	6.303%	2,908,929	2,807,117
Total			53,020,935
Environmental 1.6%
Advanced Disposal Services, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 11/10/2023	4.665%	4,956,435	4,896,809
EnergySolutions LLC/Envirocare of Utah LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	6.553%	4,726,250	4,040,944
GFL Environmental, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	5.499%	4,114,662	3,963,777
NRC US Holding Co., LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 06/11/2024	8.053%	3,219,536	3,205,467
WCA Waste Systems, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 08/11/2023	4.999%	3,323,882	3,224,166
Total			19,331,163

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.9%
Avolon Borrower 1 LLC(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 01/15/2025	4.503%	6,702,149	6,626,750
FinCo I LLC/Fortress Investment Group(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 12/27/2022	4.499%	5,168,250	5,093,310
Total			11,720,060
Food and Beverage 2.2%
Aramark Intermediate HoldCo Corp.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 03/28/2024	4.249%	1,808,476	1,791,747
Del Monte Foods, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 08/18/2021	10.150%	2,000,000	1,415,000
Dole Food Co., Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/06/2024	5.259%	2,719,063	2,626,152
H-Food Holdings LLC/Hearthside Food Solutions LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.688% 05/23/2025	6.186%	2,711,375	2,603,896
Hostess Brands LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/03/2022	4.895%	2,145,452	2,068,581
JBS U.S.A. Lux SA(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 10/30/2022	5.257%	5,229,287	5,171,294
United Natural Foods, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 10/22/2025	6.749%	4,600,000	3,935,300
US Foods, Inc./US Foodservice, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 06/27/2023	4.499%	4,493,227	4,414,596
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WEI Sales LLC/Wells Enterprises, Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 03/31/2025	5.249%	2,481,250	2,462,641
Total			26,489,207
Foreign Agencies 0.2%
Oxea Holding Vier GmbH(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	6.063%	2,293,750	2,262,211
Gaming 5.0%
Affinity Gaming(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 01/31/2025	10.749%	1,725,000	1,648,807
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 07/01/2023	5.749%	2,461,658	2,344,729
Aristocrat Leisure Ltd.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	4.526%	4,282,637	4,199,125
Boyd Gaming Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 09/15/2023	4.664%	2,247,228	2,214,935
Caesars Resort Collection LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	5.249%	3,960,000	3,901,115
CBAC Borrower LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	6.499%	1,957,875	1,934,635
CCM Merger, Inc./MotorCity Casino Hotel(f),(g)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/06/2021	4.749%	2,958,711	2,923,206
CityCenter Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 04/18/2024	4.749%	3,368,414	3,303,437
Eldorado Resorts, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 04/17/2024	4.813%	2,468,116	2,435,735

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Floating Rate Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gateway Casinos & Entertainment Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	5.803%	2,932,756	2,886,008
Golden Nugget, Inc./Landry’s, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 10/04/2023	5.253%	4,232,843	4,161,139
Greektown Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 04/25/2024	5.249%	1,920,750	1,910,340
Las Vegas Sands LLC(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 03/27/2025	4.249%	2,776,758	2,722,389
Mohegan Tribal Gaming Authority(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/13/2023	6.499%	4,181,960	3,871,784
Penn National Gaming, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 10/15/2025	4.758%	2,300,000	2,267,892
Scientific Games International, Inc.(d),(f),(g),(i),(j)
Term Loan
3-month USD LIBOR + 3.000% 10/18/2020	0.500%	1,900,000	1,681,500
Scientific Games International, Inc.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	5.249%	5,199,943	5,035,261
Seminole Tribe of Florida(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 07/08/2024	4.249%	2,246,562	2,229,017
Stars Group Holdings BV(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2025	6.303%	5,693,881	5,633,697
Twin River Management Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 07/10/2020	6.303%	2,140,245	2,125,969
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Resorts Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 10/30/2024	4.750%	1,500,000	1,460,355
Total			60,891,075
Health Care 6.1%
Acadia Healthcare Co., Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 02/16/2023	4.999%	1,491,371	1,465,734
Air Methods Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/22/2024	6.303%	2,778,217	2,257,302
Avantor, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/21/2024	6.572%	2,236,069	2,226,565
Carestream Health, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 02/28/2021	8.249%	1,554,897	1,512,137
Change Healthcare Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 03/01/2024	5.249%	7,652,678	7,484,319
CHS/Community Health Systems, Inc.(f),(g)
Tranche H Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 01/27/2021	5.957%	712,504	699,886
DaVita, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 06/24/2021	5.249%	5,670,803	5,640,407
Diplomat Pharmacy, Inc.(d),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 12/20/2024	7.000%	1,610,000	1,593,900
Envision Healthcare Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	6.249%	5,950,000	5,595,975

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gentiva Health Services, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	6.250%	3,046,663	3,023,813
HC Group Holdings III, Inc.(d),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/07/2022	6.249%	1,959,494	1,925,202
HCA, Inc.(f),(g)
Tranche B10 Term Loan
3-month USD LIBOR + 2.000% 03/13/2025	4.499%	1,637,625	1,630,894
Iqvia, Inc./Quintiles IMS(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/11/2025	4.249%	3,980,000	3,909,355
MPH Acquisition Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/07/2023	5.553%	4,567,318	4,414,587
National Mentor Holdings, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 01/31/2021	5.803%	2,211,820	2,206,290
Ortho-Clinical Diagnostics, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2025	5.760%	6,127,659	5,920,851
Owens & Minor, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 04/30/2025	6.854%	3,740,625	3,165,504
PharMerica Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 12/06/2024	6.008%	769,187	766,303
PharMerica Corp.(d),(f),(g)
2nd lien Term Loan
3-month USD LIBOR + 7.750% Floor 1.000% 12/05/2025	10.258%	1,000,000	990,000
Quorum Health Corp.(f),(g)
Term Loan
3-month USD LIBOR + 6.750% Floor 1.000% 04/29/2022	9.249%	1,214,536	1,208,767
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Regionalcare Hospital Partners Holdings, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/16/2025	7.129%	4,000,000	3,899,000
Select Medical Corp.(d),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/06/2025	5.012%	3,373,601	3,335,648
Sterigenics-Nordion Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/15/2022	5.499%	4,305,591	4,190,244
Surgery Center Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/02/2024	5.750%	1,994,949	1,939,590
Team Health Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/06/2024	5.249%	3,941,814	3,537,778
Total			74,540,051
Independent Energy 0.0%
Ascent Resources – Marcellus LLC(f),(g)
Term Loan
3-month USD LIBOR + 6.500% Floor 1.000% 03/30/2023	9.016%	62,500	62,344
Leisure 3.0%
24 Hour Fitness Worldwide, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 05/30/2025	5.999%	2,559,631	2,528,711
AMC Entertainment Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 12/15/2022	4.759%	2,240,367	2,201,631
3-month USD LIBOR + 2.250% 12/15/2023	4.759%	98,000	96,180
ClubCorp Holdings, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.750% 09/18/2024	5.553%	3,210,853	3,059,943
Crown Finance US, Inc./Cineworld Group PLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	4.999%	4,456,275	4,343,754

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Floating Rate Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Formula One Management Ltd.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	4.999%	5,258,105	5,049,990
Life Time Fitness, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/10/2022	5.457%	4,108,045	4,042,768
Metro-Goldwyn-Mayer, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	5.000%	2,842,875	2,798,469
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	7.000%	2,225,000	2,140,183
NAI Entertainment Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	5.000%	2,269,313	2,222,043
UFC Holdings LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 08/18/2023	5.750%	4,867,962	4,820,792
William Morris Endeavor Entertainment, LLC/IMG Worldwide Holdings LLC(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025		4,140,098	3,887,800
Total			37,192,264
Lodging 0.6%
Hilton Worldwide Finance LLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 10/25/2023	4.260%	5,042,478	4,983,884
RHP Hotel Properties LP(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 05/11/2024	4.780%	2,480,812	2,454,963
Total			7,438,847
Media and Entertainment 5.2%
Cengage Learning, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/07/2023	6.769%	2,887,169	2,438,850
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cumulus Media New Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.500% Floor 2.000% 05/13/2022	7.000%	2,206,048	2,126,079
Emerald Expositions Holding, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	5.249%	2,872,546	2,793,550
Entravision Communications Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	5.249%	1,231,250	1,175,844
Getty Images, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.250% 10/18/2019	5.999%	2,961,000	2,941,250
Gray Television, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	5.020%	2,000,000	1,970,840
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/07/2024	4.770%	735,642	722,032
Hubbard Radio LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 03/28/2025	6.020%	3,156,107	3,100,875
iHeartCommunications, Inc.(f),(k)
Tranche D Term Loan
01/30/2019	0.000%	7,958,970	5,355,273
Ion Media Networks, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/18/2020	5.250%	2,229,834	2,218,685
Learfield Communications LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	5.750%	4,268,000	4,225,320
Lions Gate Capital Holdings LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	4.749%	3,051,938	2,995,995

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mcgraw-Hill Global Education Holdings LLC(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/04/2022	6.499%	1,389,262	1,260,755
Meredith Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	5.249%	2,284,514	2,268,819
Mission Broadcasting, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	4.759%	512,957	495,645
NEP Group, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	5.749%	1,000,000	985,940
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 10/19/2026	9.499%	1,000,000	975,000
Nexstar Broadcasting, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	4.752%	2,967,130	2,866,989
Nielsen Finance LLC/VNU, Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	4.511%	3,885,910	3,816,081
R.R. Donnelley & Sons Co.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.000% 01/15/2024	7.510%	3,000,000	2,962,500
Radio One, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 04/18/2023	6.500%	5,553,013	5,275,362
Sinclair Television Group, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2024	4.750%	3,806,807	3,771,899
Tribune Media Co.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 12/27/2020	5.499%	166,798	166,660
Tranche C Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 01/26/2024	5.499%	3,450,269	3,428,705
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UFC Holdings LLC(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 08/18/2024	9.999%	1,000,000	1,007,500
Univision Communications, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 03/15/2024	5.249%	3,275,096	3,043,809
Total			64,390,257
Metals and Mining 0.2%
Foresight Energy LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 03/28/2022	8.249%	2,490,816	2,458,908
Midstream 0.6%
Equitrans Midstream Corp.(f),(g)
Term Loan
3-month USD LIBOR + 4.500% 01/31/2024	6.999%	1,200,000	1,194,996
GIP III Stetson I/II LP(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	6.760%	3,250,000	3,154,548
Southcross Energy Partners LP(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 08/04/2021	7.053%	3,730,534	3,345,841
Total			7,695,385
Oil Field Services 1.2%
Fieldwood Energy LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 04/11/2022	7.749%	135,937	124,212
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 04/11/2023	9.749%	2,183,515	1,865,552
MRC Global, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	5.499%	6,756,750	6,689,182

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Floating Rate Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Seadrill Operating LP/Partners Finco LLC(f),(g)
Term Loan
3-month USD LIBOR + 6.000% Floor 1.000% 02/21/2021	8.803%	2,029,210	1,631,262
Traverse Midstream Partners LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 09/27/2024	6.600%	4,563,563	4,534,082
Total			14,844,290
Other Financial Institutions 1.2%
IRI Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 12/01/2025	6.999%	4,250,000	4,171,375
Lifescan Global Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/01/2024	8.797%	5,075,000	4,862,510
Lifescan Global Corp.(d),(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 9.500% 10/01/2025	12.297%	1,000,000	920,000
VICI Properties 1 LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/20/2024	4.503%	5,197,727	5,098,658
Total			15,052,543
Other Industry 2.4%
Filtration Group Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/29/2025	5.499%	3,498,562	3,465,046
Hamilton Holdco LLC/Reece International Pty Ltd.(d),(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 07/02/2025	4.810%	3,980,000	3,935,225
Harland Clarke Holdings Corp.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 11/03/2023	7.553%	5,959,593	5,527,523
Hillman Group, Inc. (The)(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	6.803%	5,226,244	4,957,458
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Interior Logic Group Holdings IV LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	6.803%	3,192,000	3,148,110
Lightstone Holdco LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	6.249%	4,331,598	4,160,153
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	6.249%	238,804	229,352
RBS Global, Inc./Rexnord LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 08/21/2024	4.499%	2,037,491	2,018,563
Titan Acquisition Ltd./Husky IMS International Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	5.499%	2,198,338	2,067,361
Total			29,508,791
Other REIT 0.1%
ESH Hospitality, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 08/30/2023	4.499%	1,027,304	1,007,528
Other Utility 0.2%
Sandy Creek Energy Associates LP(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/09/2020	6.803%	2,793,854	2,387,013
Packaging 4.5%
Anchor Glass Container Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	5.251%	1,617,124	1,309,870
2nd Lien Term Loan
3-month USD LIBOR + 7.750% Floor 1.000% 12/07/2024	10.253%	1,000,000	609,000
Berry Global, Inc.(f),(g)
Tranche T Term Loan
3-month USD LIBOR + 1.750% 01/06/2021	4.266%	3,634,200	3,610,723

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
BWAY Holding Co.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	6.033%	5,589,875	5,383,776
Charter NEX US, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 05/16/2024	5.249%	2,524,218	2,427,995
Consolidated Container Co., LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 05/22/2024	5.249%	2,873,779	2,803,371
Flex Acquisition Co., Inc./Novolex(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/29/2023	5.509%	1,124,514	1,088,900
Tranche B Term Loan
3-month USD LIBOR + 3.250% 06/29/2025	5.759%	3,134,250	3,041,790
Packaging Coordinators Midco, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/30/2023	6.810%	3,986,902	3,947,033
Plastipak Holdings, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/14/2024	5.000%	2,666,250	2,597,381
Pregis Holding I Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 05/20/2021	6.313%	5,904,602	5,771,749
Printpack Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/26/2023	5.500%	891,806	859,478
ProAmpac PG Borrower LLC(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/20/2023	6.098%	3,038,221	2,948,016
2nd Lien Term Loan
3-month USD LIBOR + 8.500% Floor 1.000% 11/18/2024	11.145%	3,300,000	3,211,989
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ranpak Corp.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 10/01/2021	5.558%	1,632,132	1,619,891
Reynolds Group Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	5.249%	4,626,633	4,556,817
Spectrum Holdings III Corp.(d),(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 01/31/2026	9.499%	1,575,000	1,512,000
Tricorbraun Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/30/2023	6.551%	3,176,944	3,130,879
Trident TPI Holdings, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 10/17/2024	5.749%	2,574,000	2,479,611
Twist Beauty International Holdings S.A.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/22/2024	5.886%	2,977,500	2,883,203
Total			55,793,472
Paper 0.3%
Caraustar Industries, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 03/14/2022	8.303%	3,586,125	3,581,642
Pharmaceuticals 2.6%
Akorn, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 04/16/2021	8.000%	1,452,905	1,164,751
Bausch Health Companies, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.513%	3,145,042	3,108,591
3-month USD LIBOR + 2.750% 11/27/2025	5.263%	1,203,125	1,185,451

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Floating Rate Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 05/20/2024	4.749%	2,059,096	2,043,283
Endo Finance Co. I SARL(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 0.750% 04/29/2024	6.750%	5,964,473	5,899,878
Grifols Worldwide Operations Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	4.665%	2,745,639	2,707,035
Jaguar Holding Co. I LLC/Pharmaceutical Product Development LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 08/18/2022	4.999%	6,852,666	6,707,046
Mallinckrodt International Finance SA(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 02/24/2025	5.618%	2,704,563	2,534,391
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 09/24/2024	5.553%	1,690,648	1,569,885
RPI Finance Trust(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 2.000% 03/27/2023	4.499%	4,887,348	4,833,392
Total			31,753,703
Property & Casualty 1.8%
Alliant Holdings Intermediate LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 05/09/2025	5.258%	3,874,279	3,720,935
Asurion LLC(f),(g)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.500% 08/04/2025	8.999%	2,025,000	2,035,125
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 08/04/2022	5.499%	1,438,765	1,414,608
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	5.499%	1,552,819	1,526,747
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	5.499%	1,363,138	1,340,414
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hub International Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	5.514%	4,179,000	4,023,583
Sedgwick CMS Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	5.749%	5,000,000	4,866,650
USI, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	5.803%	3,135,312	3,002,062
Total			21,930,124
Restaurants 1.5%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025	5.764%	3,806,661	3,700,913
KFC Holding Co./Yum! Brands(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	4.263%	4,367,000	4,323,330
New Red Finance, Inc./Burger King/Tim Hortons(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/16/2024	4.749%	6,592,557	6,477,187
P.F. Chang’s China Bistro, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 09/01/2022	7.671%	3,925,313	3,915,499
Total			18,416,929
Retailers 3.9%
Academy Ltd.(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 07/01/2022	6.507%	2,370,840	1,626,989
AI Aqua Merger Sub, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	5.749%	1,110,937	1,052,613
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	5.749%	4,713,452	4,465,995

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	19

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ASP Unifrax Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 12/12/2025	6.528%	1,000,000	940,000
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 12/14/2026	11.278%	1,000,000	947,500
Bass Pro Group LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 09/25/2024	7.499%	3,950,000	3,900,625
Belk, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 12/12/2022	7.365%	2,485,553	1,970,572
BJ’s Wholesale Club, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 02/03/2024	5.514%	3,095,470	3,066,249
Burlington Coat Factory Warehouse Corp.(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 11/17/2024	4.510%	2,718,380	2,686,657
David’s Bridal, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 6.000% 10/11/2019	8.500%	3,459,757	1,739,773
Harbor Freight Tools U.S.A., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/18/2023	4.999%	2,757,377	2,662,358
Hudson’s Bay Co.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/30/2022	5.752%	1,180,559	1,152,520
J.Crew Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.220% Floor 1.000% 03/05/2021	6.014%	3,432,061	2,481,209
JC Penney Corp., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/23/2023	6.956%	3,937,500	3,401,016
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Men’s Wearhouse, Inc. (The)(d),(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 04/09/2025	0.000%	816,526	806,319
Michaels Stores, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 01/30/2023	5.000%	4,535,254	4,478,563
Neiman Marcus Group Ltd., LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 10/25/2020	5.763%	3,007,826	2,660,422
Party City Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/19/2022	5.000%	3,842,045	3,809,042
PetSmart, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 03/11/2022	5.520%	4,078,137	3,408,507
Total			47,256,929
Supermarkets 0.5%
Albertsons LLC(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 12/21/2022	5.822%	945,306	931,364
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 06/22/2023	5.691%	2,125,169	2,090,635
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 11/17/2025	5.499%	3,312,026	3,237,505
Total			6,259,504
Technology 14.9%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/19/2024	5.499%	3,594,400	3,503,642
2nd Lien Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 09/19/2025	9.499%	1,500,000	1,492,500

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Floating Rate Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Avaya, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 12/15/2024	6.759%	4,954,975	4,868,263
Boxer Parent Co., Inc./BMC Software, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 10/02/2025	7.053%	4,000,000	3,901,440
CDS US Intermediate Holdings, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 07/10/2023	10.923%	3,000,000	2,510,010
CDW LLC/AP Exhaust Acquisition(f),(g)
Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 08/17/2023	4.250%	2,375,224	2,362,231
Celestica, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	4.627%	2,985,000	2,906,644
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 06/27/2025	5.002%	750,000	737,348
CommScope, Inc.(f),(g)
Tranche 5 Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 12/29/2022	4.499%	700,200	696,699
Corel Corp./Inc.(d),(f),(g)
Term Loan
3-month USD LIBOR + 5.000% 06/04/2024	7.707%	2,367,969	2,350,209
Dawn Acquisition LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	6.553%	5,375,000	5,186,875
Dell International LLC/EMC Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 09/07/2023	4.500%	4,398,423	4,334,074
DigiCert, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/31/2024	6.499%	2,462,640	2,413,388
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 10/31/2025	10.499%	1,580,000	1,520,750
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Evertec Group LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	4.749%	2,500,000	2,487,500
Financial & Risk US Holdings, Inc./Refinitiv(e),(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.249%	6,000,000	5,756,280
First Data Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 04/26/2024	4.519%	3,259,804	3,246,569
Go Daddy Operating Co., LLC/Finance Co., Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/15/2024	4.749%	3,911,937	3,858,852
Hyland Software, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 07/01/2024	5.999%	3,969,848	3,913,834
Infor US, Inc.(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/01/2022	5.249%	4,883,183	4,850,221
Informatica LLC(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 08/05/2022	5.749%	2,482,477	2,473,167
ION Trading Technologies SARL(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/21/2024	6.634%	3,606,039	3,409,979
IPC Corp.(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 08/06/2021	7.250%	1,033,438	850,003
Leidos, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 08/22/2025	4.250%	4,900,069	4,863,318
MA FinanceCo LLC/Micro Focus International PLC(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 11/19/2021	4.749%	2,874,236	2,822,155
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	4.999%	1,138,500	1,099,597

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	21

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Maxar Technologies Ltd.(f),(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	5.250%	5,108,500	4,452,364
McAfee LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	6.250%	5,814,855	5,777,582
McDermott International, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 05/12/2025	7.499%	2,580,500	2,469,384
Microchip Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025	4.500%	5,030,262	4,942,232
Micron Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 04/26/2022	4.250%	3,900,000	3,852,888
Misys Ltd./Almonde/Tahoe(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.303%	4,749,092	4,550,247
Neustar, Inc.(f),(g)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/08/2024	5.999%	3,068,712	2,976,651
Oberthur Technologies Holding SAS(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	6.553%	2,422,087	2,367,590
ON Semiconductor Corp.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 03/31/2023	4.249%	2,461,227	2,426,499
Perspecta, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/30/2025	4.749%	3,009,875	2,947,179
Plantronics, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	4.999%	5,246,607	5,093,563
Rackspace Hosting, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/03/2023	5.582%	2,505,471	2,319,565
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Riverbed Technology, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/24/2022	5.750%	2,924,297	2,672,076
Rovi Solutions Corp./Guides, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 07/02/2021	5.000%	4,568,083	4,480,513
RP Crown Parent LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 10/12/2023	5.249%	1,102,500	1,083,206
Sabre GLBL, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 02/22/2024	4.499%	3,312,404	3,265,302
Science Applications International Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	4.249%	3,990,000	3,926,838
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 10/30/2022	6.749%	2,253,159	2,236,260
Seattle SpinCo, Inc./Micro Focus International PLC(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	4.999%	5,445,000	5,258,944
Shutterfly, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% 08/17/2024	5.250%	1,354,648	1,320,212
SS&C Technologies Holdings, Inc.(f),(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.749%	3,484,336	3,411,269
SS&C Technologies Holdings, Inc.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.749%	1,340,190	1,312,087
Syneos Health, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 08/01/2024	4.499%	2,289,375	2,248,349
Tempo Acquisition LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.499%	5,855,612	5,740,608

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Floating Rate Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TIBCO Software, Inc.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 12/04/2020	6.010%	1,765,989	1,747,447
TTM Technologies, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	5.009%	4,176,091	4,050,809
VeriFone Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 08/20/2025	6.645%	2,244,375	2,196,682
Verint Systems, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 06/28/2024	4.509%	3,349,000	3,311,324
Veritas US, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 01/27/2023	7.074%	3,951,839	3,432,449
Verscend Holding Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 08/27/2025	6.999%	1,795,500	1,778,299
Western Digital Corp.(f),(g)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 04/29/2023	4.260%	1,801,688	1,756,646
Xperi Corp.(f),(g),(h)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 12/01/2023	4.999%	3,049,583	2,919,976
Zebra Technologies Corp./Diamond Holdings Ltd.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 10/27/2021	4.257%	1,356,795	1,353,159
Total			182,093,747
Transportation Services 0.2%
HFOTCO LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/26/2025	5.250%	2,960,125	2,919,423
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 1.6%
Cellular South, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	4.749%	2,955,000	2,921,756
Numericable US LLC(f),(g)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	5.249%	3,487,875	3,208,845
SBA Senior Finance II LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	4.500%	4,910,906	4,816,763
Sprint Communications, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/02/2024	5.000%	6,113,773	5,968,571
Switch Ltd.(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 06/27/2024	4.749%	2,240,875	2,199,800
Total			19,115,735
Wirelines 1.9%
CenturyLink, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	5.249%	7,325,962	6,994,023
Level 3 Financing, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	4.756%	5,050,000	4,955,312
Southwire Co., LLC(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 05/19/2025	4.508%	4,298,387	4,241,090
Windstream Services LLC(f),(g)
Tranche B6 Term Loan
3-month USD LIBOR + 4.000% Floor 0.750% 03/29/2021	6.510%	3,859,761	3,584,753
Tranche B7 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 02/17/2024	5.760%	1,501,883	1,295,374

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	23

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 01/19/2024	4.749%	1,698,036	1,681,905
Total			22,752,457
Total Senior Loans (Cost $1,177,486,195)			1,136,110,860

Warrants —%
Issuer	Shares	Value ($)
Communication Services —%
Media —%
Education Media(a),(c)	383	—
Total Communication Services		—
Total Warrants (Cost $—)		—

Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(l),(m)	72,560,007	72,552,751
Total Money Market Funds (Cost $72,552,751)		72,552,751
Total Investments in Securities (Cost: $1,265,569,312)		1,228,954,988
Other Assets & Liabilities, Net		(3,698,867)
Net Assets		1,225,256,121

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $9,964,363, which represents 0.81% of total net assets.
(f)	The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(g)	Variable rate security. The interest rate shown was the current rate as of January 31, 2019.
(h)	Represents a security purchased on a forward commitment basis.
(i)	At January 31, 2019, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Scientific Games International, Inc. Term Loan 10/18/2020 0.500%	1,900,000

(j)	Represents a security purchased on a when-issued basis.
(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2019, the total value of these securities amounted to $5,355,273, which represents 0.44% of total net assets.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2019.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Floating Rate Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	77,675,322	240,480,462	(245,595,777)	72,560,007	(5,759)	5,759	915,164	72,552,751
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	25

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,846,204	4,200,693	—	—	6,046,897
Consumer Discretionary	1,146,189	93,529	—	—	1,239,718
Energy	—	2,447,796	—	—	2,447,796
Financials	—	—	0*	—	0*
Information Technology	1,363,183	—	—	—	1,363,183
Materials	1,900,903	349,285	—	—	2,250,188
Utilities	2,657,718	77,794	—	—	2,735,512
Total Common Stocks	8,914,197	7,169,097	0*	—	16,083,294
Corporate Bonds & Notes	—	4,208,083	—	—	4,208,083
Senior Loans	—	1,082,353,008	53,757,852	—	1,136,110,860
Warrants
Communication Services	—	—	—	—	—
Money Market Funds	—	—	—	72,552,751	72,552,751
Total Investments in Securities	8,914,197	1,093,730,188	53,757,852	72,552,751	1,228,954,988

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
	Balance as of 07/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2019 ($)
Common Stocks	5,162,198	—	4,281,747	(4,706,817)	—	(4,737,128)	—	—	0
Senior Loans	47,041,592	9,993	95,694	(618,185)	—	(14,780,491)	48,137,694	(26,128,445)	53,757,852
Total	52,203,790	9,993	4,377,441	(5,325,002)	—	(19,517,619)	48,137,694	(26,128,445)	53,757,852
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2019 was $(1,196,525), which is comprised of Common Stocks $0 and Senior Loans of $(1,196,525).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Floating Rate Fund | Semiannual Report 2019

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,193,016,561)	$1,156,402,237
Affiliated issuers (cost $72,552,751)	72,552,751
Cash	7,792,514
Receivable for:
Investments sold	50,578
Investments sold on a delayed delivery basis	921,253
Capital shares sold	6,133,185
Dividends	132,589
Interest	3,195,115
Interfund lending	700,000
Prepaid expenses	3,203
Total assets	1,247,883,425
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	14,884,625
Capital shares purchased	2,498,843
Distributions to shareholders	4,924,569
Management services fees	21,212
Distribution and/or service fees	4,969
Transfer agent fees	122,865
Compensation of board members	58,124
Compensation of chief compliance officer	136
Other expenses	111,961
Total liabilities	22,627,304
Net assets applicable to outstanding capital stock	$1,225,256,121
Represented by
Paid in capital	1,275,418,355
Total distributable earnings (loss) (Note 2)	(50,162,234)
Total - representing net assets applicable to outstanding capital stock	$1,225,256,121
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	27

Statement of Assets and Liabilities  (continued)
January 31, 2019 (Unaudited)
Class A
Net assets	$373,753,012
Shares outstanding	42,075,968
Net asset value per share	$8.88
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.15
Advisor Class
Net assets	$37,130,935
Shares outstanding	4,186,835
Net asset value per share	$8.87
Class C
Net assets	$87,143,317
Shares outstanding	9,808,538
Net asset value per share	$8.88
Institutional Class
Net assets	$568,155,602
Shares outstanding	64,048,649
Net asset value per share	$8.87
Institutional 2 Class
Net assets	$68,924,633
Shares outstanding	7,731,148
Net asset value per share	$8.92
Institutional 3 Class
Net assets	$87,610,435
Shares outstanding	9,865,831
Net asset value per share	$8.88
Class R
Net assets	$2,538,187
Shares outstanding	285,509
Net asset value per share	$8.89
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Floating Rate Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$68,903
Dividends — affiliated issuers	915,164
Interest	34,653,435
Interfund lending	504
Total income	35,638,006
Expenses:
Management services fees	4,105,984
Distribution and/or service fees
Class A	488,734
Class C	456,512
Class R	6,898
Class T	3
Transfer agent fees
Class A	176,116
Advisor Class	17,141
Class C	41,133
Institutional Class	260,346
Institutional 2 Class	25,701
Institutional 3 Class	3,932
Class R	1,242
Class T	1
Compensation of board members	9,105
Custodian fees	102,224
Printing and postage fees	42,041
Registration fees	104,987
Audit fees	21,651
Legal fees	8,540
Compensation of chief compliance officer	136
Other	13,357
Total expenses	5,885,784
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(129)
Total net expenses	5,885,655
Net investment income	29,752,351
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,110,041
Investments — affiliated issuers	(5,759)
Net realized gain	1,104,282
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(39,783,911)
Investments — affiliated issuers	5,759
Net change in unrealized appreciation (depreciation)	(39,778,152)
Net realized and unrealized loss	(38,673,870)
Net decrease in net assets resulting from operations	$(8,921,519)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	29

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$29,752,351	$45,818,918
Net realized gain	1,104,282	3,838,593
Net change in unrealized appreciation (depreciation)	(39,778,152)	5,114,626
Net increase (decrease) in net assets resulting from operations	(8,921,519)	54,772,137
Distributions to shareholders
Net investment income and net realized gains
Class A	(9,183,963)
Advisor Class	(945,087)
Class C	(1,800,652)
Institutional Class	(14,347,196)
Institutional 2 Class	(2,167,247)
Institutional 3 Class	(2,616,093)
Class R	(60,727)
Class T	(41)
Net investment income
Class A		(13,063,260)
Advisor Class		(1,002,170)
Class B		(3)
Class C		(2,677,712)
Institutional Class		(19,864,649)
Institutional 2 Class		(1,942,167)
Institutional 3 Class		(4,991,374)
Class K		(372)
Class R		(138,101)
Class T		(89)
Total distributions to shareholders (Note 2)	(31,121,006)	(43,679,897)
Increase in net assets from capital stock activity	6,235,751	108,184,111
Total increase (decrease) in net assets	(33,806,774)	119,276,351
Net assets at beginning of period	1,259,062,895	1,139,786,544
Net assets at end of period	$1,225,256,121	$1,259,062,895
Undistributed (excess of distributions over) net investment income	$(270,944)	$1,097,711
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Floating Rate Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	8,356,215	75,743,031	12,641,804	115,458,766
Distributions reinvested	1,005,103	9,017,638	1,403,227	12,786,191
Redemptions	(9,465,589)	(85,102,530)	(12,280,798)	(111,871,783)
Net increase (decrease)	(104,271)	(341,861)	1,764,233	16,373,174
Advisor Class
Subscriptions	1,860,409	16,843,931	3,009,623	27,435,621
Distributions reinvested	105,376	943,585	110,077	1,002,023
Redemptions	(1,614,467)	(14,487,909)	(1,259,609)	(11,466,711)
Net increase	351,318	3,299,607	1,860,091	16,970,933
Class B
Redemptions	—	—	(1,103)	(9,347)
Net decrease	—	—	(1,103)	(9,347)
Class C
Subscriptions	1,660,021	15,056,110	2,389,024	21,809,582
Distributions reinvested	184,222	1,652,077	269,197	2,453,263
Redemptions	(1,788,362)	(16,048,193)	(3,855,866)	(35,119,178)
Net increase (decrease)	55,881	659,994	(1,197,645)	(10,856,333)
Institutional Class
Subscriptions	27,035,283	243,629,359	37,836,960	344,841,828
Distributions reinvested	1,431,769	12,822,865	1,574,276	14,327,562
Redemptions	(22,925,517)	(204,665,247)	(36,810,149)	(335,344,509)
Net increase	5,541,535	51,786,977	2,601,087	23,824,881
Institutional 2 Class
Subscriptions	4,153,441	38,004,667	10,434,962	95,751,899
Distributions reinvested	239,847	2,166,173	211,902	1,941,325
Redemptions	(7,918,022)	(72,323,677)	(1,643,437)	(15,044,791)
Net increase (decrease)	(3,524,734)	(32,152,837)	9,003,427	82,648,433
Institutional 3 Class
Subscriptions	1,139,148	10,327,707	1,341,487	12,212,884
Distributions reinvested	290,870	2,612,962	547,878	4,990,764
Redemptions	(3,333,636)	(29,728,897)	(3,758,835)	(34,234,410)
Net decrease	(1,903,618)	(16,788,228)	(1,869,470)	(17,030,762)
Class K
Distributions reinvested	—	—	33	307
Redemptions	—	—	(1,916)	(17,591)
Net decrease	—	—	(1,883)	(17,284)
Class R
Subscriptions	71,750	643,271	146,639	1,337,861
Distributions reinvested	3,626	32,597	6,015	54,853
Redemptions	(100,399)	(901,365)	(561,817)	(5,112,298)
Net decrease	(25,023)	(225,497)	(409,163)	(3,719,584)
Class T
Redemptions	(271)	(2,404)	—	—
Net decrease	(271)	(2,404)	—	—
Total net increase	390,817	6,235,751	11,749,574	108,184,111
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$9.15	0.20	(0.26)	(0.06)	(0.21)	(0.21)
Year Ended 7/31/2018	$9.06	0.35	0.07	0.42	(0.33)	(0.33)
Year Ended 7/31/2017	$8.89	0.33	0.17	0.50	(0.33)	(0.33)
Year Ended 7/31/2016	$9.03	0.35	(0.14)	0.21	(0.35)	(0.35)
Year Ended 7/31/2015	$9.24	0.35	(0.21)	0.14	(0.35)	(0.35)
Year Ended 7/31/2014	$9.20	0.33	0.04	0.37	(0.33)	(0.33)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$9.14	0.22	(0.27)	(0.05)	(0.22)	(0.22)
Year Ended 7/31/2018	$9.05	0.38	0.07	0.45	(0.36)	(0.36)
Year Ended 7/31/2017	$8.87	0.35	0.19	0.54	(0.36)	(0.36)
Year Ended 7/31/2016	$9.02	0.37	(0.14)	0.23	(0.38)	(0.38)
Year Ended 7/31/2015	$9.22	0.37	(0.20)	0.17	(0.37)	(0.37)
Year Ended 7/31/2014	$9.18	0.36	0.03	0.39	(0.35)	(0.35)
Class C
Six Months Ended 1/31/2019 (Unaudited)	$9.15	0.17	(0.26)	(0.09)	(0.18)	(0.18)
Year Ended 7/31/2018	$9.06	0.28	0.07	0.35	(0.26)	(0.26)
Year Ended 7/31/2017	$8.89	0.26	0.18	0.44	(0.27)	(0.27)
Year Ended 7/31/2016	$9.03	0.29	(0.14)	0.15	(0.29)	(0.29)
Year Ended 7/31/2015	$9.24	0.28	(0.21)	0.07	(0.28)	(0.28)
Year Ended 7/31/2014	$9.20	0.26	0.04	0.30	(0.26)	(0.26)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$9.14	0.22	(0.27)	(0.05)	(0.22)	(0.22)
Year Ended 7/31/2018	$9.05	0.37	0.08	0.45	(0.36)	(0.36)
Year Ended 7/31/2017	$8.88	0.34	0.19	0.53	(0.36)	(0.36)
Year Ended 7/31/2016	$9.02	0.37	(0.13)	0.24	(0.38)	(0.38)
Year Ended 7/31/2015	$9.23	0.37	(0.21)	0.16	(0.37)	(0.37)
Year Ended 7/31/2014	$9.18	0.36	0.04	0.40	(0.35)	(0.35)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.19	0.22	(0.26)	(0.04)	(0.23)	(0.23)
Year Ended 7/31/2018	$9.09	0.39	0.07	0.46	(0.36)	(0.36)
Year Ended 7/31/2017	$8.92	0.35	0.18	0.53	(0.36)	(0.36)
Year Ended 7/31/2016	$9.06	0.38	(0.14)	0.24	(0.38)	(0.38)
Year Ended 7/31/2015	$9.27	0.38	(0.21)	0.17	(0.38)	(0.38)
Year Ended 7/31/2014	$9.23	0.36	0.04	0.40	(0.36)	(0.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Floating Rate Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	$8.88	(0.62%)	1.02% (c)	1.02% (c)	4.49% (c)	19%	$373,753
Year Ended 7/31/2018	$9.15	4.75%	1.04%	1.03% (d)	3.85%	67%	$386,052
Year Ended 7/31/2017	$9.06	5.74%	1.05%	1.03%	3.58%	76%	$366,211
Year Ended 7/31/2016	$8.89	2.53%	1.08%	1.04% (d)	4.03%	25%	$454,902
Year Ended 7/31/2015	$9.03	1.58%	1.07%	1.05% (d)	3.87%	36%	$556,853
Year Ended 7/31/2014	$9.24	4.10%	1.07%	1.06% (d)	3.62%	57%	$697,138
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$8.87	(0.49%)	0.77% (c)	0.77% (c)	4.74% (c)	19%	$37,131
Year Ended 7/31/2018	$9.14	5.01%	0.80%	0.78% (d)	4.14%	67%	$35,048
Year Ended 7/31/2017	$9.05	6.13%	0.80%	0.78%	3.84%	76%	$17,868
Year Ended 7/31/2016	$8.87	2.66%	0.84%	0.79% (d)	4.30%	25%	$18,675
Year Ended 7/31/2015	$9.02	1.94%	0.82%	0.80% (d)	4.12%	36%	$11,219
Year Ended 7/31/2014	$9.22	4.36%	0.82%	0.81% (d)	3.89%	57%	$9,759
Class C
Six Months Ended 1/31/2019 (Unaudited)	$8.88	(0.99%)	1.77% (c)	1.77% (c)	3.74% (c)	19%	$87,143
Year Ended 7/31/2018	$9.15	3.96%	1.79%	1.78% (d)	3.09%	67%	$89,274
Year Ended 7/31/2017	$9.06	4.96%	1.80%	1.78%	2.83%	76%	$99,233
Year Ended 7/31/2016	$8.89	1.76%	1.84%	1.79% (d)	3.28%	25%	$91,734
Year Ended 7/31/2015	$9.03	0.83%	1.82%	1.80% (d)	3.12%	36%	$100,881
Year Ended 7/31/2014	$9.24	3.32%	1.82%	1.81% (d)	2.87%	57%	$127,321
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$8.87	(0.49%)	0.77% (c)	0.77% (c)	4.74% (c)	19%	$568,156
Year Ended 7/31/2018	$9.14	5.01%	0.79%	0.78% (d)	4.09%	67%	$534,756
Year Ended 7/31/2017	$9.05	6.01%	0.80%	0.78%	3.82%	76%	$505,884
Year Ended 7/31/2016	$8.88	2.78%	0.84%	0.79% (d)	4.28%	25%	$122,746
Year Ended 7/31/2015	$9.02	1.83%	0.82%	0.80% (d)	4.12%	36%	$105,935
Year Ended 7/31/2014	$9.23	4.47%	0.82%	0.81% (d)	3.87%	57%	$147,944
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$8.92	(0.46%)	0.74% (c)	0.74% (c)	4.72% (c)	19%	$68,925
Year Ended 7/31/2018	$9.19	5.16%	0.76%	0.74%	4.23%	67%	$103,392
Year Ended 7/31/2017	$9.09	6.04%	0.75%	0.74%	3.86%	76%	$20,485
Year Ended 7/31/2016	$8.92	2.84%	0.75%	0.74%	4.27%	25%	$14,702
Year Ended 7/31/2015	$9.06	1.91%	0.74%	0.74%	4.19%	36%	$46,248
Year Ended 7/31/2014	$9.27	4.43%	0.74%	0.74%	3.93%	57%	$45,445
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	33

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.15	0.22	(0.26)	(0.04)	(0.23)	(0.23)
Year Ended 7/31/2018	$9.06	0.38	0.07	0.45	(0.36)	(0.36)
Year Ended 7/31/2017	$8.89	0.35	0.18	0.53	(0.36)	(0.36)
Year Ended 7/31/2016	$9.03	0.38	(0.13)	0.25	(0.39)	(0.39)
Year Ended 7/31/2015(e)	$9.12	0.06	(0.09)	(0.03)	(0.06)	(0.06)
Class R
Six Months Ended 1/31/2019 (Unaudited)	$9.16	0.19	(0.26)	(0.07)	(0.20)	(0.20)
Year Ended 7/31/2018	$9.07	0.32	0.08	0.40	(0.31)	(0.31)
Year Ended 7/31/2017	$8.90	0.30	0.18	0.48	(0.31)	(0.31)
Year Ended 7/31/2016	$9.04	0.33	(0.14)	0.19	(0.33)	(0.33)
Year Ended 7/31/2015	$9.25	0.33	(0.21)	0.12	(0.33)	(0.33)
Year Ended 7/31/2014	$9.21	0.31	0.04	0.35	(0.31)	(0.31)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Floating Rate Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$8.88	(0.45%)	0.69% (c)	0.69% (c)	4.79% (c)	19%	$87,610
Year Ended 7/31/2018	$9.15	5.10%	0.70%	0.69%	4.18%	67%	$107,695
Year Ended 7/31/2017	$9.06	6.11%	0.70%	0.70%	3.82%	76%	$123,550
Year Ended 7/31/2016	$8.89	2.88%	0.70%	0.68%	4.39%	25%	$10
Year Ended 7/31/2015(e)	$9.03	(0.28%)	0.70% (c)	0.70% (c)	4.13% (c)	36%	$10
Class R
Six Months Ended 1/31/2019 (Unaudited)	$8.89	(0.74%)	1.27% (c)	1.27% (c)	4.22% (c)	19%	$2,538
Year Ended 7/31/2018	$9.16	4.48%	1.29%	1.28% (d)	3.53%	67%	$2,844
Year Ended 7/31/2017	$9.07	5.48%	1.30%	1.28%	3.33%	76%	$6,526
Year Ended 7/31/2016	$8.90	2.27%	1.34%	1.29% (d)	3.80%	25%	$6,725
Year Ended 7/31/2015	$9.04	1.33%	1.33%	1.30% (d)	3.64%	36%	$4,030
Year Ended 7/31/2014	$9.25	3.84%	1.33%	1.31% (d)	3.40%	57%	$2,429
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2019	35

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
36	Columbia Floating Rate Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by
Columbia Floating Rate Fund | Semiannual Report 2019	37

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
38	Columbia Floating Rate Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between
Columbia Floating Rate Fund | Semiannual Report 2019	39

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.63% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
40	Columbia Floating Rate Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.09
Class T	0.06 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00%, 0.50% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C, Class R and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% fee, up to 0.25% can be reimbursed for distribution and/or shareholder servicing expenses. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $915,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below:
Amount ($)
Class A	255,857
Class C	16,505
Columbia Floating Rate Fund | Semiannual Report 2019	41

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	1.03%	1.03%
Advisor Class	0.78	0.78
Class C	1.78	1.78
Institutional Class	0.78	0.78
Institutional 2 Class	0.75	0.74
Institutional 3 Class	0.70	0.69
Class R	1.28	1.28
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,265,569,000	7,519,000	(44,133,000)	(36,614,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
42	Columbia Floating Rate Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	14,380,781	14,380,781
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $230,602,261 and $239,461,226, respectively, for the six months ended January 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	925,000	2.74	8
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had an outstanding interfund loan balance at January 31, 2019 as shown on the Statement of Assets and Liabilities. The loans are unsecured.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in
Columbia Floating Rate Fund | Semiannual Report 2019	43

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Floating rate loan risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans or other assets may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Price volatility may be higher for illiquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Price volatility, liquidity of the market and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell securities in a down market.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
44	Columbia Floating Rate Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2019, affiliated shareholders of record owned 49.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Floating Rate Fund | Semiannual Report 2019	45

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
46	Columbia Floating Rate Fund | Semiannual Report 2019

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Columbia Floating Rate Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR149_07_J01_(03/19)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust II

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 22, 2019

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date March 22, 2019